 AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 29, 1996.
                                                               FILE NO. 33-52784
                                                               FILE NO. 811-7244

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                         SECURITIES ACT OF 1933   /  /
                        POST-EFFECTIVE AMENDMENT NO. 9  /X/
                                      AND

                        REGISTRATION STATEMENT UNDER THE
                     INVESTMENT COMPANY ACT OF 1940   /  /
                            AMENDMENT NO. 10         /X/

                                 REMBRANDT FUNDS(R)
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                2 OLIVER STREET
                          BOSTON, MASSACHUSETTS 02109
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, ZIP CODE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (800) 342-5734

                                  DAVID G. LEE
                              C/O SEI CORPORATION
                             680 E. SWEDESFORD ROAD
                           WAYNE, PENNSYLVANIA 19087
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   Copies to:

  RICHARD W. GRANT, ESQUIRE                   JOHN H. GRADY, ESQUIRE

  MORGAN, LEWIS & BOCKIUS LLP                 MORGAN, LEWIS & BOCKIUS LLP
  2000 ONE LOGAN SQUARE                       1800 M STREET, N.W.
  PHILADELPHIA, PENNSYLVANIA 19103            WASHINGTON, D.C. 20036

It is proposed that this filing will become effective (check appropriate box)

         immediately upon filing pursuant to paragraph (b)
  -----
         on [date] pursuant to paragraph (b)
  -----
    x    60 days after filing pursuant to paragraph (a)
  -----
         on [date] pursuant to paragraph (a); or
  -----
         75 days after filing pursuant to paragraph (a) of Rule 485
  -----

Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, an indefinite number of units of beneficial interest is being registered by this Registration Statement. Registrant's Rule 24f-2 Notice for fiscal year ended December 31, 1995 was filed on February 21, 1996.

                               REMBRANDT FUNDS(R)
                         POST-EFFECTIVE AMENDMENT NO. 9
                             CROSS REFERENCE SHEET

N-1A ITEM NO.                                                           LOCATION
---------------------------------------------------------------------------------------------------------------------
PART A -
 Item 1.          Cover Page                                            Cover Page
 Item 2.          Synopsis                                              Summary
 Item 3.          Condensed Financial Information                       Financial Highlights
 Item 4.          General Description of Registrant                     The Trust; Investment Objectives and
                                                                        Investment Policies; General Investment
                                                                        Policies; Risk Factors; Fundamental Policies;
                                                                        Investment Limitations; General Information
                                                                        --The Trust
 Item 5.          Management of the Trust                               General Information--Trustees of the Trust;
                                                                        The Advisor; The Administrator; The
                                                                        Transfer Agent; The Distributor
 Item 6.          Capital Stock and Other Securities                    General Information--Voting Rights; General
                                                                        Information--Shareholder Inquiries; General
                                                                        Information--Dividends; Taxes
 Item 7.          Purchase of Securities Being Offered                  Purchase of Shares; Eligibility of Reduced
                                                                        Sales Charge
 Item 8.          Redemption or Repurchase                              Redemption of Shares
 Item 9.          Pending Legal Proceedings                             *

PART B -
 Item 10.         Cover Page                                            Cover Page
 Item 11.         Table of Contents                                     Table of Contents
 Item 12.         General Information and History                       The Trust
 Item 13.         Investment Objectives and Policies                    Description of Permitted Investments;
                                                                        Investment Limitations; Non-Fundamental Policies
 Item 14.         Management of the Registrant                          Trustees and Officers of the Trust; The
                                                                        Administrator
 Item 15.         Control Persons and Principal Holders                 Trustees and Officers of the Trust
                  of Securities
 Item 16.         Investment Advisory and Other Services                The Advisor; The Administrator; The
                                                                        Distributor; Experts
 Item 17.         Brokerage Allocation                                  Fund Transactions; Trading Practices and
                                                                        Brokerage
 Item 18.         Capital Stock and Other Securities                    Description of Shares
 Item 19.         Purchase, Redemption, and Pricing                     Purchase and Redemption of Shares;
                  of Securities Being Offered                           Determination of Net Asset Value
 Item 20.         Tax Status                                            Taxes
 Item 21.         Underwriters                                          The Distributor
 Item 22.         Calculation of Yield Quotations                       Computation of Yield; Calculation of Total
                                                                        Return
 Item 23.         Financial Statements                                  Financial Statements

PART C -

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

* Not Applicable

REMBRANDT FUNDS (R)

                       Investment Advisor: LASALLE STREET CAPITAL MANAGEMENT,
                       LTD.

REMBRANDT FUNDS (R) (the "Trust") is a mutual fund that offers a convenient means of investing in one or more professionally managed portfolios of securities. This Prospectus relates to the Trust Class shares and Investor Class shares of the following Funds:

Equity Funds                         Fixed Income Funds
 . VALUE FUND                         . FIXED INCOME FUND
 . GROWTH FUND                        . INTERMEDIATE GOVERNMENT FIXED INCOME
 . SMALL CAP FUND                       FUND
 . INTERNATIONAL EQUITY FUND          . TAX-EXEMPT FIXED INCOME FUND
 . TRANSEUROPE FUND                   . GLOBAL FIXED INCOME FUND
 . ASIAN TIGERS FUND                  . LIMITED VOLATILITY FIXED INCOME FUND

                                     Money Market Funds
Balanced Fund                        . TREASURY MONEY MARKET FUND
 . BALANCED FUND                      . GOVERNMENT MONEY MARKET FUND
                                     . MONEY MARKET FUND
                                     . TAX-EXEMPT MONEY MARKET FUND


Trust Class shares of the Trust are offered primarily to institutional investors, including customers of LaSalle National Trust, N.A. its affiliates and correspondents, for the investment of their own funds or funds for which they act in a fiduciary, agency or custodial capacity.

Investor Class shares are offered primarily to individuals and institutional accounts for which LaSalle National Trust, N.A. does not act in a fiduciary, agency or custodial capacity. Investors in the Trust Class shares and investors in the Investor Class shares are referred to hereinafter as "Shareholders."

THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, INCLUDING LASALLE NATIONAL TRUST, N.A. OR ANY OF ITS AFFILIATES OR CORRESPONDENTS, INCLUDING LASALLE NATIONAL CORPORATION. THE TRUST'S SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE TRUST'S SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

AN INVESTMENT IN ANY OF THE MONEY MARKET FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT ANY MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

This Prospectus sets forth concisely the information about the Trust that a prospective investor should know before investing. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information dated April 29, 1996, has been filed with the Securities and Exchange Commission (the "SEC") and is available without charge by calling 1-800-443-4725. The Statement of Additional Information is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

April 29, 1996

                                    SUMMARY

Rembrandt Funds (R) (the "Trust") is an open-end management investment company providing a convenient way to invest in professionally managed portfolios of securities. The following summary provides basic information about the Trust Class shares and the Investor Class shares of the following Funds: VALUE FUND, GROWTH FUND, SMALL CAP FUND, INTERNATIONAL EQUITY FUND, TRANSEUROPE FUND, ASIAN TIGERS FUND (collectively, the "Equity Funds"), BALANCED FUND (the "Balanced Fund"), FIXED INCOME FUND, INTERMEDIATE GOVERNMENT FIXED INCOME FUND, TAX-EXEMPT FIXED INCOME FUND, GLOBAL FIXED INCOME FUND, LIMITED VOLATILITY FIXED INCOME FUND, (collectively, the "Fixed Income Funds"), TREASURY MONEY MARKET FUND, GOVERNMENT MONEY MARKET FUND, MONEY MARKET FUND AND TAX-EXEMPT MONEY MARKET FUND (collectively, the "Money Market Funds" and, together with the Equity Funds, the Balanced Fund and the Fixed Income Funds, the "Funds"). This summary is qualified in its entirety by reference to the more detailed information provided elsewhere in this Prospectus and in the Statement of Additional Information.

WHAT ARE THE INVESTMENT OBJECTIVES?

EQUITY AND BALANCED FUNDS: The GROWTH FUND and SMALL CAP FUND both seek a high level of total return primarily through capital appreciation. The VALUE FUND, INTERNATIONAL EQUITY FUND and TRANSEUROPE FUND all seek a high level of total return through capital appreciation and current income. The ASIAN TIGERS FUND seeks to achieve capital appreciation through investments within the economies of the Far East, with the exception of Japan. The BALANCED FUND seeks to obtain a favorable total rate of return through current income and capital appreciation consistent with preservation of capital, derived from investing in a portfolio comprised of fixed income and equity securities.

FIXED INCOME FUNDS: The FIXED INCOME FUND (formerly Taxable Fixed Income Fund) seeks a high level of total return relative to funds with like investment objectives from income and, to a lesser degree, capital appreciation derived from investing in a portfolio consisting primarily of quality intermediate- and long-term fixed income securities. The INTERMEDIATE GOVERNMENT FIXED INCOME FUND (formerly Short/Intermediate Government Fixed Income Fund) seeks a high level of total return relative to funds with like investment objectives, consistent with preservation of capital, from income and, to a lesser degree, capital appreciation, derived from investing in a portfolio consisting primarily of short- and intermediate-term U.S. Government securities. The TAX-EXEMPT FIXED INCOME FUND seeks a high level of total return, relative to funds with like investment objectives, consistent with preservation of capital, from income derived from investing in a portfolio consisting primarily of securities that are exempt from federal income tax and not subject to taxation as a preference item for purposes of the federal alternative minimum tax. The GLOBAL FIXED INCOME FUND seeks a high level of total return, relative to funds with like objectives, measured in U.S. dollar terms, from income and capital appreciation derived from investing in a portfolio consisting of quality fixed income securities denominated in foreign currencies. The LIMITED VOLATILITY FIXED INCOME FUND seeks a high level of current income, consistent with relative stability of principal, derived from investing in a portfolio consisting primarily of short- and intermediate-term fixed income securities.

MONEY MARKET FUNDS: The TREASURY MONEY MARKET FUND seeks to preserve principal value and maintain a high degree of liquidity while providing current income. The GOVERNMENT MONEY MARKET FUND and the MONEY MARKET FUND seek to provide as high a level of current income as is consistent with preservation of capital and liquidity. The TAX-EXEMPT MONEY MARKET FUND seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes. See "Investment Objectives and Policies."

The investment policies of each Fund entail certain risks and considerations of which an investor should be aware. There can be no assurance that a Fund will achieve its investment objective.

WHAT ARE THE PERMITTED INVESTMENTS AND RISK FACTORS?

EQUITY AND BALANCED FUNDS: The VALUE FUND, GROWTH FUND and SMALL CAP FUND each will invest at least 65% of their assets in common stocks. The INTERNATIONAL EQUITY FUND will invest at least 65% of its assets in equity securities and securities of issuers in at least three countries other than the U.S. The TRANSEUROPE FUND will invest in the equity securities of European issuers. The ASIAN TIGERS FUND will invest in equity securities traded on recognized stock exchanges in the countries of Asia (with the exception of Japan). The BALANCED FUND will invest at least 80% of its assets in equity securities and fixed income securities with at least 25% of its assets invested in fixed income senior securities.

FIXED INCOME FUNDS: The FIXED INCOME FUND will invest at least 65% of its assets in debt securities. The INTERMEDIATE GOVERNMENT FIXED INCOME FUND will invest 100% of its assets in U.S. Government securities. The TAX-EXEMPT FIXED INCOME FUND will invest at least 80% of its assets in fixed income securities the interest on which is exempt from federal income tax and not subject to taxation as a preference item for purposes of the federal alternative minimum tax. The GLOBAL FIXED INCOME FUND will invest at least 65% of its assets in fixed income securities of issuers in at least three countries, one of which may include the U.S. The LIMITED VOLATILITY FIXED INCOME FUND will invest at least 65% of its assets in taxable fixed income obligations and will maintain a weighted average maturity of less than six years.

MONEY MARKET FUNDS: The TREASURY MONEY MARKET FUND will invest exclusively in U.S. Treasury obligations. The GOVERNMENT MONEY MARKET FUND will invest exclusively in U.S. Treasury obligations and securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The MONEY MARKET FUND (formerly Taxable Money Market Fund) will invest exclusively in high quality money market instruments. The TAX-EXEMPT MONEY MARKET FUND will invest in eligible securities issued by or on behalf of the states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. At least 80% of the net assets of the TAX-EXEMPT MONEY MARKET FUND will be invested in securities exempt from federal income tax and not included as a preference item under the federal alternative minimum tax. See "Investment Objectives and Policies" and "Description of Permitted Investments and Risk Factors."

Values of equity securities may be affected by the financial markets as well as by developments impacting specific issuers. Values of fixed income securities tend to vary inversely with interest rates and may be affected by other market and economic factors as well. The INTERNATIONAL EQUITY, TRANSEUROPE, ASIAN TIGERS AND GLOBAL FIXED INCOME FUNDS will, and certain other Funds may, invest in securities of foreign issuers. Securities of foreign issuers are subject to certain risks not typically associated with domestic securities, including, among other risks, changes in currency rates and in exchange control regulations, costs in connection with conversions between various currencies, limited publicly available information regarding foreign issuers, lack of uniformity in accounting, auditing and financial standards and requirements, greater securities market volatility, less liquidity of securities, less government supervision and regulation of securities markets, withholding taxes and changes in taxes on income on securities, and possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits. Each of these investment strategies involves specific risks which are described under "General Investment Policies," "Risk Factors" and "Description of Permitted Investments and Risk Factors" and in the Statement of Additional Information.



WHO IS THE ADVISOR? LaSalle Street Capital Management, Ltd. serves as the Advisor to the Trust. ABN AMRO-NSM International Funds Management B.V. serves as the investment sub-advisor to the INTERNATIONAL EQUITY FUND, TRANSEUROPE FUND, ASIAN TIGERS FUND AND GLOBAL FIXED INCOME FUND pursuant to a Sub-Advisory Agreement with the Advisor. See "The Advisor" and "The Sub-Advisor."

WHO IS THE ADMINISTRATOR? SEI Financial Management Corporation serves as the Administrator and shareholder servicing agent of the Trust. See "The Administrator."

WHO IS THE TRANSFER AGENT? DST Systems, Inc. serves as transfer agent and dividend disbursing agent for the Trust. See "The Transfer Agent."

WHO IS THE DISTRIBUTOR? Rembrandt(R) Financial Services Company serves as distributor of the Trust's shares. See "The Distributor."

HOW DO I PURCHASE AND REDEEM SHARES? Purchases and redemptions of shares may be made through the Transfer Agent on days on which the New York Stock Exchange is open for business ("Business Days"). However, shares may not be purchased or redeemed by Federal Reserve wire on federal holidays restricting wire transfers. A purchase order for shares of the Equity, Balanced and Fixed Income Funds will be effective as of the Business Day received by the Transfer Agent if the Transfer Agent receives an order prior to 4:00 p.m., Eastern time on such Business Day. A purchase order for Investor Class shares of the Equity, Balanced and Fixed Income Funds will be effective as of the Business Day received by the Transfer Agent if the Transfer Agent receives a purchase order and payment before 4:00 p.m., Eastern time on such Business Day.

The purchase price for Trust Class shares of the Equity, Balanced and Fixed Income Funds is the net asset value per share determined as of the end of the day the order is effective. The purchase price for Investor Class shares of the Equity, Balanced and Fixed Income Funds is the net asset value per share determined as of the end of the day the order is effective, plus a maximum sales charge of up to 4.50%. The redemption price for all shares of the Equity, Balanced and Fixed Income Funds is the net asset value per share determined as of the end of the day the order is effective. Redemption orders must be placed prior to 4:00 p.m., Eastern time on any Business Day for the order to be accepted that day.

A purchase order for shares of the Money Market Funds will be effective as of the Business Day received by the Transfer Agent if the Transfer Agent receives an order and payment prior to 1 p.m., Eastern time. The purchase and redemption price for shares of the Money Market Funds is the net asset value per share determined as of the end of the day the order is effective. Redemption orders must be placed prior to 1 p.m., Eastern time on any Business Day for the order to be accepted that day. See "Purchase of Shares" and "Redemption of Shares."

HOW ARE DIVIDENDS PAID? Substantially all of the net investment income (not including capital gains) of each of the Equity, Balanced and Fixed Income Funds is distributed in the form of periodic dividends. Substantially all of the net investment income (not including capital gains) of each of the Money Market Funds is distributed in the form of daily dividends. Any capital gain is distributed at least annually. Distributions are paid in additional shares unless the Shareholder elects to take the payment in cash. See "General Information--Dividends."

                                EXPENSE SUMMARY

ANNUAL OPERATING EXPENSES                                           TRUST CLASS
(As a percentage of average net assets)
-------------------------------------------------------------------------------

                                             EQUITY/BALANCED FUNDS
----------------------------------------------------------------------------------
                                              SMALL  INT'L  TRANS  ASIAN
                                VALUE  GROWTH  CAP   EQUITY EUROPE TIGERS BALANCED
----------------------------------------------------------------------------------
Advisory Fees..................  .80%    .80%  .80%   1.00%  1.00%  1.00%   .70%
Other Expenses(1)(2)...........  .25%    .22%  .30%    .38%   .52%   .52%   .22%
----------------------------------------------------------------------------------
Total Operating Expenses(1).... 1.05%   1.02% 1.10%   1.38%  1.52%  1.52%   .92%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

(1) The Administrator has waived, on a voluntary basis, a portion of its fee from the International Equity and Asian Tigers Funds. The Administrator reserves the right to terminate its waiver at any time in its sole discretion. Absent such waivers Other Expenses and Total Operating Expenses respectively would be as follows: International Equity Fund (.38% and 1.68%) and Asian Tigers Fund (.60% and 1.60%). See "The Administrator."
(2) "Other Expenses" for the TransEurope Fund is based on estimated amounts for the current fiscal year.

-------------------------------------------------------------------------------

                                                 FIXED INCOME FUNDS
------------------------------------------------------------------------------------------
                                       INTERMEDIATE                             LIMITED
                                        GOVERNMENT   TAX-EXEMPT     GLOBAL     VOLATILITY
                          FIXED INCOME FIXED INCOME FIXED INCOME FIXED INCOME FIXED INCOME
------------------------------------------------------------------------------------------
Advisory Fees
 (after fee waivers, if
 applicable)(1).........      .51%         .51%         .48%         .80%         .50%
Other Expenses(2)(3)....      .23%         .22%         .27%         .30%         .24%
------------------------------------------------------------------------------------------
Total Operating Expenses
 (after fee waivers, if
 applicable)(1)(2)......      .74%         .73%         .75%        1.10%         .74%
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

(1) The Advisor has waived, on a voluntary basis, a portion of its fee from each Fund except the Global Fixed Income Fund. The Advisor reserves the right to terminate its waivers at any time in its sole discretion. Absent such waivers, Advisory Fees and Total Operating Expenses respectively for the other Funds would be as follows: Fixed Income Fund (.60% and .84%), Intermediate Government Fixed Income Fund (.60% and .83%), Tax-Exempt Fixed Income (.60% and .87%), and Limited Volatility Fixed Income (.60% and .84%). See "The Advisor."

(2) The Administrator has waived, on a voluntary basis, a portion of its fee from the Fixed Income, Intermediate Government Fixed Income and Global Fixed Income Funds. The Administrator reserves the right to terminate its waiver at any time in its sole discretion. Absent such waivers, Other Expenses and Total Operating Expenses respectively would be as follows:
    Fixed Income (.24% and .84%), Intermediate Government Fixed Income (.23% and .83%) and Global Fixed Income (.36% and 1.16%). See "The Administrator."

(3) "Other Expenses" for the Limited Volatility Fixed Income Fund is based on estimated amounts for the current fiscal year.

-------------------------------------------------------------------------------

                                                   MONEY MARKET FUNDS
-------------------------------------------------------------------------------
                                          TREASURY GOVERNMENT        TAX-EXEMPT
                                           MONEY     MONEY    MONEY    MONEY
                                           MARKET    MARKET   MARKET   MARKET
-------------------------------------------------------------------------------
Advisory Fees (after fee waivers, if
 applicable)(1)..........................   .20%      .20%     .21%     .20%
Other Expenses(2)........................   .24%      .22%     .20%     .21%
-------------------------------------------------------------------------------
Total Operating Expenses (after fee
 waivers, if applicable)(1)(2)...........   .44%      .42%     .41%     .41%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

(1) The Advisor has waived, on a voluntary basis, a portion of its fee from each Fund except the Government Money Market Fund. The Advisor reserves the right to terminate its waivers at any time in its sole discretion. Absent such waivers Advisory Fees and Total Operating Expenses respectively for the other Funds would be as follows: Treasury Money Market Fund (.35% and .59%), Money Market Fund (.35% and .56%) and Tax-Exempt Money Market Fund (.35% and .56%). Additional information may be found under "The Advisor" and "The Administrator."

(2) The Administrator has waived, on a voluntary basis, a portion of its fee from the Money Market Fund. The Administrator reserves the right to terminate its waiver at any time in its sole discretion. Absent such waivers, Other Expenses and Total Operating Expenses respectively for the Money Market Fund would be .21% and .56%. See "The Administrator."

EXAMPLE________________________________________________________TRUST CLASS

-------------------------------------------------------------------------------

                                                   1 YR. 3 YRS. 5 YRS. 10 YRS.
------------------------------------------------------------------------------
An investor would pay the following expenses on a
 $1,000 investment assuming (1) 5% annual return
 and (2) redemption at the end of each time
 period:
  Value Fund......................................  $11   $33    $58    $128
  Growth Fund.....................................   10    32     56     125
  Small Cap Fund..................................   11    35     61     134
  International Equity Fund.......................   14    44     76     166
  TransEurope Fund................................   15    48     83     181
  Asian Tigers Fund...............................   15    48     83     181
  Balanced Fund...................................    9    29     51     113
  Fixed Income Fund...............................    8    24     41      92
  Intermediate Government Fixed Income Fund.......    7    23     41      91
  Tax-Exempt Fixed Income Fund....................    8    24     42      93
  Global Fixed Income Fund........................   11    35     61     134
  Limited Volatility Fixed Income Fund............    8    24     41      92
  Treasury Money Market Fund......................    5    14     25      55
  Government Money Market Fund....................    4    13     24      53
  Money Market Fund...............................    4    13     23      52
  Tax-Exempt Money Market Fund....................    4    13     23      52
------------------------------------------------------------------------------
------------------------------------------------------------------------------

THE EXAMPLE IS BASED UPON TOTAL OPERATING EXPENSES, EXCEPT WITH RESPECT TO THE TRANSEUROPE FUND AND LIMITED VOLATILITY FIXED INCOME FUND FOR WHICH IT IS BASED ON ESTIMATED EXPENSES, FOR THE CURRENT FISCAL YEAR. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Trust Class shares Funds. A person who purchases shares through a financial institution may be charged separate fees by the financial institution. See "The Advisor," "The Administrator" and "The Distributor."

SHAREHOLDER TRANSACTION EXPENSES                                 INVESTOR CLASS
(As a percentage of offering price)

--------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases................................. 4.50%
Redemption Fee(*)......................................................... None
--------------------------------------------------------------------------------

(*) A charge, currently $10.00, is imposed on wires of redemption proceeds.

ANNUAL OPERATING EXPENSES
(As a percentage of average net assets)

                                             SMALL INT'L  TRANS  ASIAN
                                VALUE GROWTH  CAP  EQUITY EUROPE TIGERS BALANCED
--------------------------------------------------------------------------------
Advisory Fees..................  .80%  .80%   .80% 1.00%  1.00%  1.00%    .70%
12b-1 Fees.....................  .25%  .25%   .25%  .25%   .25%   .25%    .25%
Other Expenses(1)(2)...........  .25%  .22%   .30%  .38%   .52%   .52%    .22%
--------------------------------------------------------------------------------
Total Operating Expenses....... 1.30% 1.27%  1.35% 1.63%  1.77%  1.77%   1.17%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) The Administrator has waived, on a voluntary basis, a portion of its fee from the International Equity and Asian Tigers Funds. The Administrator reserves the right to terminate its waiver at any time in its sole discretion. Absent such waivers Other Expenses and Total Operating Expenses respectively would be as follows: International Equity Fund (.38% and 1.63%) and Asian Tigers Fund (.60% and 1.85%). Additional information may be found under "The Administrator."
(2)"Other Expenses" for the TransEurope Fund is based on estimated amounts for the current fiscal year.

                                  INTERMEDIATE              GLOBAL   LIMITED
                           FIXED   GOVERNMENT   TAX-EXEMPT  FIXED   VOLATILITY
                           INCOME FIXED INCOME FIXED INCOME INCOME FIXED INCOME
-------------------------------------------------------------------------------
Advisory Fees (after fee
 waivers, if
 applicable)(1)...........  .50%      .51%         .48%      .80%      .50%
12b-1 Fees................  .25%      .25%         .25%      .25%      .25%
Other Expenses(2).........  .24%      .23%         .27%      .30%      .24%
-------------------------------------------------------------------------------
Total Operating Expenses
 (after fee waivers if
 applicable)(1)(2)(3).....  .99%      .98%        1.00%     1.35%      .99%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

(1) The Advisor has waived on a voluntary basis a portion of its fee from each Fund except the Global Fixed Income Fund. The Advisor reserves the right to terminate its waiver at any time in its sole discretion. Absent the waivers, Advisory Fees and Total Operating Expenses respectively for the other Funds would be as follows: Fixed Income (.60% and 1.09%), Intermediate Government Fixed Income Fund (.60% and 1.08%), Tax-Exempt Fixed Income (.60% and 1.02%) and Limited Volatility Fixed Income (.60% and 1.09%). See "The Advisor".

(2) The Administrator has waived, on a voluntary basis, a portion of its fee from the Fixed Income, Intermediate Government Fixed Income and Global Fixed Income Funds. The Administrator reserves the right to terminate its waiver at any time in its sole discretion. Absent such waivers, Other Expenses and Total Operating Expenses respectively would be as follows:
    Fixed Income (.23% and 1.09%), Intermediate Government Fixed Income (.22% and 1.08%) and Global Fixed Income (.36% and 1.41%). See "The Administrator."

(3) "Other Expenses" for the Limited Volatility Fixed Income Fund is based on estimated amounts for the current fiscal year.

                                                        MONEY MARKET FUNDS

-------------------------------------------------------------------------------
                                          TREASURY GOVERNMENT        TAX-EXEMPT
                                           MONEY     MONEY    MONEY    MONEY
                                           MARKET    MARKET   MARKET   MARKET
-------------------------------------------------------------------------------
Advisory Fees (after fee waivers, if
 applicable)(1)..........................   .20%      .20%     .21%     .20%
12b-1 Fees...............................   .25%      .25%     .25%     .25%
Other Expenses(2)........................   .24%      .22%     .20%     .21%
-------------------------------------------------------------------------------
Total Operating Expenses (after fee
 waivers, if applicable)(1)(2)...........   .69%      .67%     .66%     .66%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

(1) The Advisor has waived, on a voluntary basis, a portion of its fees from each Fund except the Government Money Market Fund. The Advisor reserves the right to terminate its waiver at any time in its sole discretion. Absent such waivers Advisory Fees and Total Operating Expenses respectively would be as follows: Treasury Money Market Fund (.35% and .84%), Money Market Fund (.35% and .81%) and Tax-Exempt Money Market Fund (.35% and .81%).

(2) The Administrator has waived, on a voluntary basis, a portion of its fee from the Money Market Fund. The Administrator reserves the right to terminate its waiver at any time in its sole discretion. Absent such waivers, Other Expenses and Total Operating Expenses respectively for the Money Market Fund would be .21% and .81%. See "The Administrator."

EXAMPLE_____________________________________________________INVESTOR CLASS

-------------------------------------------------------------------------------

                                                   1 YR. 3 YRS. 5 YRS. 10 YRS.
------------------------------------------------------------------------------
An investor would pay the following expenses on a
 $1,000 investment assuming (1) imposition of the
 maximum sales charge; (2) 5% annual return and
 (3) redemption at the end of each time period:
  Value Fund......................................  $58   $84    $113   $195
  Growth Fund.....................................   57    93     112    191
  Small Cap Fund..................................   58    86     116    200
  International Equity Fund.......................   61    94     130    230
  TransEurope Fund................................   62    98     137    244
  Asian Tigers Fund...............................   62    98     137    244
  Balanced Fund...................................   56    80     106    181
  Fixed Income Fund...............................   55    75      97    161
  Intermediate Government Fixed Income Fund.......   55    75      97    160
  Tax-Exempt Fixed Income Fund....................   55    75      98    162
  Global Fixed Income Fund........................   58    86     116    200
  Limited Volatility Fixed Income Fund............   55    75      97    161
  Treasury Money Market Fund......................    7    22      38     86
  Government Money Market Fund....................    7    21      37     83
  Money Market Fund...............................    7    21      37     82
  Tax-Exempt Money Market Fund....................    7    21      37     82
------------------------------------------------------------------------------
------------------------------------------------------------------------------

THE EXAMPLE IS BASED ON TOTAL OPERATING EXPENSES, EXCEPT FOR THE TRANSEUROPE FUND AND LIMITED VOLATILITY FIXED INCOME FUND FOR WHICH IT IS BASED ON ESTIMATED EXPENSES, FOR THE CURRENT FISCAL YEAR. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Investor Class shares of the Funds. A person who purchases shares through a financial institution may be charged separate fees by the financial institution. See "The Advisor," "The Administrator" and "The Distributor."

The rules of the Securities and Exchange Commission require that the maximum sales charge be reflected in the above table. However, certain investors may qualify for reduced sales charges. See "Purchase of Shares," "Redemption of Shares" and "Eligibility For Reduced Sales Charge."

Long-term Shareholders in the Investor Class Shares of the Funds (other than the Money Market Funds) may eventually pay more than the economic equivalent of the maximum front-end sales charge otherwise permitted by the Rules of Fair Practice of the National Association of Securities Dealers, Inc.

FINANCIAL HIGHLIGHTS

The following information has been audited by Ernst & Young LLP, the Trust's independent auditors, as indicated in their report dated January 26, 1996 on the Trust's financial statements as of December 31, 1995 included in the Trust's Statement of Additional Information under "Financial Information." This table should be read in conjunction with the Trust's financial statements and related notes thereto. As of December 31, 1995, the TransEurope Fund and Limited Volatility Fixed Income Fund had not yet commenced operations.

For a Share Outstanding Throughout the Period

                                                                                                    RATIO OF
                                     NET                                                              NET      RATIO OF
                                   REALIZED                                                        INVESTMENT  EXPENSES
                                     AND                DISTRI-   NET                     RATIO OF  INCOME/       TO
                  NET      NET    UNREALIZED            BUTIONS  ASSET             NET    EXPENSES    LOSS     AVERAGE
                 ASSET   INVEST-    GAINS    DIVIDENDS    FROM   VALUE            ASSETS     TO        TO        NET
                 VALUE    MENT     (LOSSES)   FROM NET  REALIZED  END             END OF  AVERAGE   AVERAGE     ASSETS
               BEGINNING INCOME/      ON     INVESTMENT CAPITAL    OF    TOTAL    PERIOD    NET       NET     (EXCLUDING
               OF PERIOD  LOSS    SECURITIES   INCOME    GAINS   PERIOD RETURN    (000)    ASSETS    ASSETS    WAIVERS)
------------------------------------------------------------------------------------------------------------------------
 VALUE FUND
 ----------
 TRUST CLASS
 Year Ended
 12/31/95       $ 9.79   $ 0.34     $ 2.74     $(0.35)   $(0.26) $12.26 32.02 %  $131,243  1.05%     3.07 %      1.05%
 12/31/94       $10.30   $ 0.35     $(0.35)    $(0.34)   $(0.17) $ 9.79  0.00 %  $ 61,557  1.06%     3.45 %      1.06%
 12/31/93(1)    $10.00   $ 0.28     $ 0.38     $(0.28)   $(0.08) $10.30  6.73 %  $ 54,340  1.10%     2.85 %      1.10%
 INVESTOR CLASS
 Year Ended
 12/31/95       $ 9.80   $ 0.32     $ 2.74     $(0.32)   $(0.26) $12.28 31.72 %* $  1,497  1.33%     2.79 %      1.33%
 12/31/94       $10.30   $ 0.31     $(0.33)    $(0.31)   $(0.17) $ 9.80 (0.21)%* $    731  1.37%     3.13 %      1.37%
 12/31/93(2)    $10.41   $ 0.21     $(0.03)    $(0.21)   $(0.08) $10.30  1.95 %* $    435  1.48%     2.51 %      8.99%
 GROWTH FUND
 -----------
 TRUST CLASS
 Year Ended
 12/31/95       $ 9.73   $ 0.16     $ 2.88     $(0.16)   $(1.00) $11.61 31.60 %  $ 78,216  1.02%     1.37 %      1.02%
 12/31/94       $10.21   $ 0.16     $(0.36)    $(0.16)   $(0.12) $ 9.73 (2.05)%  $ 82,710  1.02%     1.58 %      1.03%
 12/31/93(1)    $10.00   $ 0.17     $ 0.33     $(0.17)   $(0.12) $10.21  5.07 %  $ 98,581  1.06%     1.70 %      1.07%
 INVESTOR CLASS
 Year Ended
 12/31/95       $ 9.74   $ 0.12     $ 2.89     $(0.13)   $(1.00) $11.62 31.29 %* $  2,681  1.31%     1.10 %      1.31%
 12/31/94       $10.23   $ 0.13     $(0.37)    $(0.13)   $(0.12) $ 9.74 (2.42)%* $  1,530  1.33%     1.30 %      1.33%
 12/31/93(3)    $10.44   $ 0.10     $(0.08)    $(0.11)   $(0.12) $10.23 (0.23)%* $    840  1.43%     1.24 %      6.55%
 SMALL CAP FUND
 --------------
 TRUST CLASS
 Year Ended
 12/31/95       $ 9.57   $ 0.02     $ 3.05     $(0.02)   $(0.16) $12.46 32.13 %  $ 23,844  1.10%     0.18 %      1.10%
 12/31/94       $10.24   $ 0.03     $(0.67)    $(0.03)   $ 0.00  $ 9.57 (6.27)%  $ 31,527  1.06%     0.27 %      1.06%
 12/31/93(1)    $10.00   $ 0.04     $ 0.24     $(0.04)   $ 0.00  $10.24  2.82 %  $ 53,357  1.09%     0.40 %      1.10%
 INVESTOR CLASS
 Year Ended
 12/31/95       $ 9.58   $(0.01)    $ 3.05     $ 0.00    $(0.16) $12.46 31.73 %* $    553  1.39%    (0.08)%      1.39%
 12/31/94       $10.25   $ 0.00     $(0.67)    $ 0.00    $ 0.00  $ 9.58 (6.54)%* $    294  1.38%     0.02 %      1.38%
 12/31/93(4)    $ 9.51   $ 0.00     $ 0.75     $(0.01)   $ 0.00  $10.25 10.55 %* $    124  1.57%    (0.10)%     33.84%
                RATIO OF
                  NET
               INVESTMENT
                INCOME/
                  LOSS
                   TO
                AVERAGE
                  NET
                 ASSETS   PORTFOLIO
               (EXCLUDING TURNOVER
                WAIVERS)    RATE
------------------------------------------------------------------------------------------------------------------------
 VALUE FUND
 ----------
 TRUST CLASS
 Year Ended
 12/31/95         3.07 %     37%
 12/31/94         3.45 %     38%
 12/31/93(1)      2.85 %     40%
 INVESTOR CLASS
 Year Ended
 12/31/95         2.79 %     37%
 12/31/94         3.13 %     38%
 12/31/93(2)     (5.00)%     40%
 GROWTH FUND
 -----------
 TRUST CLASS
 Year Ended
 12/31/95         1.37 %     71%
 12/31/94         1.57 %     68%
 12/31/93(1)      1.69 %     82%
 INVESTOR CLASS
 Year Ended
 12/31/95         1.10 %     71%
 12/31/94         1.30 %     68%
 12/31/93(3)     (3.88)%     82%
 SMALL CAP FUND
 --------------
 TRUST CLASS
 Year Ended
 12/31/95         0.18 %    142%
 12/31/94         0.27 %     43%
 12/31/93(1)      0.39 %     27%
 INVESTOR CLASS
 Year Ended
 12/31/95        (0.08)%    142%
 12/31/94         0.02 %     43%
 12/31/93(4)    (32.37)%     27%

1. Commenced operations on January 4, 1993. All ratios and total returns for the period have been annualized.
2. Commenced operations on March 26, 1993. All ratios and total returns for the period have been annualized.
3. Commenced operations on March 8, 1993. All ratios and total returns for the period have been annualized.
4. Commenced operations on April 12, 1993. All ratios and total returns for the period have been annualized.

 * Sales load is not included in total return.

                                                                                                     RATIO OF
                                       NET                                                             NET      RATIO OF
                                     REALIZED                                                       INVESTMENT  EXPENSES
                                       AND                DISTRI-   NET                    RATIO OF  INCOME/       TO
                    NET      NET    UNREALIZED            BUTIONS  ASSET             NET   EXPENSES    LOSS     AVERAGE
                   ASSET   INVEST-    GAINS    DIVIDENDS    FROM   VALUE           ASSETS     TO        TO        NET
                   VALUE    MENT     (LOSSES)   FROM NET  REALIZED  END            END OF  AVERAGE   AVERAGE     ASSETS
                 BEGINNING INCOME/      ON     INVESTMENT CAPITAL    OF    TOTAL   PERIOD    NET       NET     (EXCLUDING
                 OF PERIOD  LOSS    SECURITIES   INCOME    GAINS   PERIOD RETURN    (000)   ASSETS    ASSETS    WAIVERS)
-------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY FUND
 -------------------------
 TRUST CLASS
 Year Ended
 12/31/95         $13.00   $ 0.07     $ 1.75     $(0.06)   $(0.20) $14.56 14.03 %  $77,519  1.38%     0.70 %      1.38%
 12/31/94         $12.59   $ 0.02     $ 0.40     $ 0.00    $(0.01) $13.00  3.32 %  $41,324  1.43%     0.21 %      1.46%
 12/31/93(1)      $10.00   $ 0.00     $ 2.63     $ 0.00    $(0.04) $12.59 26.55 %  $23,457  1.64%     0.03 %      1.64%
 INVESTOR CLASS
 Year Ended
 12/31/95         $12.96   $ 0.05     $ 1.73     $(0.02)   $(0.20) $14.52 13.79 %* $ 1,686  1.68%     0.42 %      1.68%
 12/31/94         $12.58   $ 0.02     $ 0.37     $ 0.00    $(0.01) $12.96  3.08 %* $ 1,179  1.73%     0.03 %      2.22%
 12/31/93(2)      $10.93   $(0.01)    $ 1.70     $ 0.00    $(0.04) $12.58 23.52 %* $   321  1.92%    (0.38)%     20.12%
 ASIAN TIGERS FUND
 -----------------
 TRUST CLASS
 Year Ended
 12/31/95         $ 9.47   $ 0.12     $ 0.98     $(0.12)   $ 0.00  $10.45 11.61 %  $23,145  1.52%     1.38 %      1.60%
 12/31/94(3)      $10.00   $ 0.03     $(0.53)    $(0.02)   $(0.01) $ 9.47 (5.07)%  $17,860  1.60%     0.45 %      1.71%
 INVESTOR CLASS
 Year Ended
 12/31/95         $ 9.47   $ 0.11     $ 0.95     $(0.09)   $ 0.00  $10.44 11.18 %* $   733  1.81%     1.05 %      1.88%
 12/31/94(4)      $10.00   $ 0.01     $(0.53)    $ 0.00    $(0.01) $ 9.47 (5.37)%* $   705  1.90%     0.15 %      2.75%
 BALANCED FUND
 -------------
 TRUST CLASS
 Year Ended
 12/31/95         $ 9.53   $ 0.39     $ 1.65     $(0.39)   $(0.43) $10.75 21.85 %  $49,899  0.92%     3.74 %      0.92%
 12/31/94         $10.04   $ 0.30     $(0.50)    $(0.30)   $(0.01) $ 9.53 (2.11)%  $72,086  0.94%     3.11 %      0.94%
 12/31/93(1)      $10.00   $ 0.29     $ 0.39     $(0.29)   $(0.35) $10.04  7.09 %  $58,510  0.97%     2.88 %      0.97%
 INVESTOR CLASS
 Year Ended
 12/31/95         $ 9.53   $ 0.34     $ 1.67     $(0.36)   $(0.43) $10.75 21.52 %* $ 3,949  1.22%     3.36 %      1.22%
 12/31/94         $10.03   $ 0.27     $(0.49)    $(0.27)   $(0.01) $ 9.53 (2.29)%* $ 2,894  1.24%     2.86 %      1.34%
 12/31/93(5)      $10.28   $ 0.20     $ 0.12     $(0.22)   $(0.35) $10.03  4.07 %* $ 1,265  1.30%     2.30 %      5.06%
                  RATIO OF
                    NET
                 INVESTMENT
                  INCOME/
                    LOSS
                     TO
                  AVERAGE
                    NET
                   ASSETS   PORTFOLIO
                 (EXCLUDING TURNOVER
                  WAIVERS)    RATE
-------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY FUND
 -------------------------
 TRUST CLASS
 Year Ended
 12/31/95           0.70 %     11%
 12/31/94           0.18 %      6%
 12/31/93(1)        0.03 %     13%
 INVESTOR CLASS
 Year Ended
 12/31/95           0.42 %     11%
 12/31/94          (0.46)%      6%
 12/31/93(2)      (18.58)%     13%
 ASIAN TIGERS FUND
 -----------------
 TRUST CLASS
 Year Ended
 12/31/95           1.30 %     28%
 12/31/94(3)        0.34 %     13%
 INVESTOR CLASS
 Year Ended
 12/31/95           0.98 %     28%
 12/31/94(4)       (0.70)%     13%
 BALANCED FUND
 -------------
 TRUST CLASS
 Year Ended
 12/31/95           3.74 %     85%
 12/31/94           3.11 %     85%
 12/31/93(1)        2.88 %    126%
 INVESTOR CLASS
 Year Ended
 12/31/95           3.36 %     85%
 12/31/94           2.76 %     85%
 12/31/93(5)       (1.46)%    126%

1. Commenced operations on January 4, 1993. All ratios and total returns for the period have been annualized.
2. Commenced operations on April 12, 1993. All ratios and total returns for the period have been annualized.
3. Commenced operations on January 3, 1994. All ratios and total returns for the period have been annualized.
4. Commenced operations on January 12, 1994. All ratios and total returns for the period have been annualized.
5. Commenced operations on March 9, 1993. All ratios and total returns for the period have been annualized.

 * Sales load is not included in total return.

                                     NET                                                             RATIO OF   RATIO OF
                                  REALIZED                                                             NET      EXPENSES
                                     AND                DISTRI-    NET                     RATIO OF INVESTMENT     TO
                                 UNREALIZED             BUTIONS   ASSET             NET    EXPENSES   INCOME     AVERAGE
               NET ASSET   NET      GAINS    DIVIDENDS    FROM    VALUE            ASSETS     TO        TO        NET
                 VALUE   INVEST-  (LOSSES)    FROM NET  REALIZED   END             END OF   AVERAGE   AVERAGE    ASSETS
               BEGINNING  MENT       ON      INVESTMENT CAPITAL    OF     TOTAL    PERIOD    NET       NET     (EXCLUDING
               OF PERIOD INCOME   SECURITIES   INCOME    GAINS    PERIOD RETURN    (000)    ASSETS    ASSETS    WAIVERS)
-------------------------------------------------------------------------------------------------------------------------
 FIXED INCOME FUND
 -----------------
 TRUST CLASS
 Year Ended
 12/31/95       $ 9.30    $0.59    $ 1.02      $(0.59)   $ 0.00  $10.32  17.75 %  $125,653  0.74%     5.97%       0.84%
 12/31/94       $10.23    $0.54    $(0.93)     $(0.54)   $ 0.00  $ 9.30  (3.82)%  $ 92,402  0.72%     5.45%       0.82%
 12/31/93(1)    $10.00    $0.47    $ 0.50      $(0.47)   $(0.27) $10.23   9.92 %  $131,002  0.77%     4.60%       0.87%
 INVESTOR CLASS
 Year Ended
 12/31/95       $ 9.32    $0.55    $ 1.04      $(0.56)   $ 0.00  $10.35  17.40 %* $    646  0.99%     5.72%       1.09%
 12/31/94       $10.24    $0.50    $(0.90)     $(0.52)   $ 0.00  $ 9.32  (3.97)%* $    442  0.98%     5.38%       1.08%
 12/31/93(2)    $10.30    $0.35    $ 0.23      $(0.37)   $(0.27) $10.24   7.44 %* $     86  1.06%     4.08%      42.44%
 INTERMEDIATE GOVERNMENT FIXED INCOME FUND
 -----------------------------------------
 TRUST CLASS
 Year Ended
 12/31/95       $ 9.33    $0.54    $ 0.73      $(0.54)   $ 0.00  $10.06  13.86 %  $ 73,466  0.73%     5.48%       0.83%
 12/31/94       $10.08    $0.47    $(0.75)     $(0.47)   $ 0.00  $ 9.33  (2.78)%  $ 91,002  0.74%     4.88%       0.84%
 12/31/93(1)    $10.00    $0.41    $ 0.18      $(0.41)   $(0.10) $10.08   6.04 %  $104,826  0.76%     4.15%       0.86%
 INVESTOR CLASS
 Year Ended
 12/31/95       $ 9.32    $0.49    $ 0.76      $(0.52)   $ 0.00  $10.05  13.59 %* $  2,946  0.98%     5.18%       1.08%
 12/31/94       $10.07    $0.43    $(0.73)     $(0.45)   $ 0.00  $ 9.32  (3.03)%* $  1,133  1.02%     5.05%       1.12%
 12/31/93(3)    $10.21    $0.28    $(0.02)     $(0.30)   $(0.10) $10.07   3.42 %* $     46  1.04%     3.85%      77.08%
 TAX-EXEMPT FIXED INCOME FUND
 ----------------------------
 TRUST CLASS
 Year Ended
 12/31/95       $ 9.26    $0.48    $ 0.94      $(0.48)   $ 0.00  $10.20  15.67 %  $ 50,079  0.75%     4.84%       0.87%
 12/31/94       $10.23    $0.44    $(0.94)     $(0.44)   $(0.03) $ 9.26  (4.93)%  $ 53,588  0.71%     4.54%       0.84%
 12/31/93(1)    $10.00    $0.42    $ 0.42      $(0.42)   $(0.19) $10.23   8.64 %  $ 67,162  0.75%     4.17%       0.85%
 INVESTOR CLASS
 Year Ended
 12/31/95       $ 9.24    $0.43    $ 0.97      $(0.46)   $ 0.00  $10.18  15.43 %* $  1,131  1.00%     4.59%       1.12%
 12/31/94       $10.22    $0.40    $(0.93)     $(0.42)   $(0.03) $ 9.24  (5.27)%* $  1,059  0.97%     4.35%       1.10%
 12/31/93(4)    $10.29    $0.32    $ 0.14      $(0.34)   $(0.19) $10.22   5.73 %* $    428  1.05%     3.88%      11.86%
                RATIO OF
                  NET
               INVESTMENT
                INCOME/
                  LOSS
                   TO
                AVERAGE
                  NET
                 ASSETS   PORTFOLIO
               (EXCLUDING TURNOVER
                WAIVERS)    RATE
-------------------------------------------------------------------------------------------------------------------------
 FIXED INCOME FUND
 -----------------
 TRUST CLASS
 Year Ended
 12/31/95         5.87 %     59%
 12/31/94         5.35 %    126%
 12/31/93(1)      4.50 %    163%
 INVESTOR CLASS
 Year Ended
 12/31/95         5.62 %     59%
 12/31/94         5.28 %    126%
 12/31/93(2)    (37.30)%    163%
 INTERMEDIATE GOVERNMENT FIXED INCOME FUND
 -----------------------------------------
 TRUST CLASS
 Year Ended
 12/31/95         5.38 %    115%
 12/31/94         4.78 %    124%
 12/31/93(1)      4.05 %     81%
 INVESTOR CLASS
 Year Ended
 12/31/95         5.08 %    115%
 12/31/94         4.95 %    124%
 12/31/93(3)    (72.19)%     81%
 TAX-EXEMPT FIXED INCOME FUND
 ----------------------------
 TRUST CLASS
 Year Ended
 12/31/95         4.72 %    129%
 12/31/94         4.41 %    146%
 12/31/93(1)      4.07 %    149%
 INVESTOR CLASS
 Year Ended
 12/31/95         4.47 %    129%
 12/31/94         4.22 %    146%
 12/31/93(4)     (6.93)%    149%

1. Commenced operations on January 4, 1993. All ratios and total returns for the period have been annualized.
2. Commenced operations on March 12, 1993. All ratios and total returns for the period have been annualized.
3. Commenced operations on April 12, 1993. All ratios and total returns for the period have been annualized.
4. Commenced operations on March 9, 1993. All ratios and total returns for the period have been annualized.


 * Sales load is not included in total return.

                                    NET                                                            RATIO OF   RATIO OF
                                  REALIZED                                                           NET      EXPENSES
                                    AND                DISTRI-   NET                     RATIO OF INVESTMENT     TO
                  NET            UNREALIZED            BUTIONS  ASSET             NET    EXPENSES   INCOME    AVERAGE
                 ASSET     NET     GAINS    DIVIDENDS    FROM   VALUE            ASSETS     TO        TO        NET
                 VALUE   INVEST-  (LOSSES)   FROM NET  REALIZED  END             END OF  AVERAGE   AVERAGE     ASSETS
               BEGINNING  MENT       ON     INVESTMENT CAPITAL    OF    TOTAL    PERIOD    NET       NET     (EXCLUDING
               OF PERIOD INCOME  SECURITIES   INCOME    GAINS   PERIOD  RETURN   (000)    ASSETS    ASSETS    WAIVERS)
-----------------------------------------------------------------------------------------------------------------------
 GLOBAL FIXED INCOME FUND
 ------------------------
 TRUST CLASS
 Year Ended
 12/31/95       $ 9.54    $0.62    $ 1.38     $(0.96)   $ 0.00  $10.58   20.99% $ 17,433  1.10%     5.86%       1.16%
 12/31/94       $10.43    $0.56    $(0.72)    $(0.55)   $(0.18) $ 9.54  (1.47)% $ 15,021  1.16%     5.09%       1.22%
 12/31/93(1)    $10.00    $0.54    $ 0.94     $(0.64)   $(0.41) $10.43  16.33 % $ 16,488  1.21%     5.95%       1.21%
 INVESTOR CLASS
 Year Ended
 12/31/95       $ 9.53    $0.52    $ 1.45     $(0.94)   $ 0.00  $10.56  20.68%* $    125  1.35%     5.57%       1.41%
 12/31/94       $10.42    $0.46    $(0.64)    $(0.53)   $(0.18) $ 9.53 (1.71)%* $     87  1.41%     5.03%       7.54%
 12/31/93(2)    $10.88    $0.40    $ 0.12     $(0.57)   $(0.41) $10.42  6.61 %* $     17  1.56%     5.85%     319.45%
 TREASURY MONEY MARKET FUND
 --------------------------
 TRUST CLASS
 Year Ended
 12/31/95       $ 1.00    $0.05    $ 0.00     $(0.05)   $ 0.00  $ 1.00    5.28% $110,475  0.44%     5.16%       0.59%
 12/31/94       $ 1.00    $0.04    $ 0.00     $(0.04)   $ 0.00  $ 1.00    3.58% $111,545  0.45%     3.50%       0.61%
 12/31/93(3)    $ 1.00    $0.03    $ 0.00     $(0.03)   $ 0.00  $ 1.00    2.56% $108,495  0.47%     2.53%       0.62%
 INVESTOR CLASS
 Year Ended
 12/31/95       $ 1.00    $0.05    $ 0.00     $(0.05)   $ 0.00  $ 1.00    5.02% $  7,931  0.69%     4.89%       0.84%
 12/31/94       $ 1.00    $0.03    $ 0.00     $(0.03)   $ 0.00  $ 1.00    3.32% $  3,231  0.70%     3.52%       0.86%
 12/31/93(4)    $ 1.00    $0.02    $ 0.00     $(0.02)   $ 0.00  $ 1.00    2.29% $  1,347  0.75%     2.28%       5.23%
 GOVERNMENT MONEY MARKET FUND
 ----------------------------
 TRUST CLASS
 Year Ended
 12/31/95       $ 1.00    $0.05    $ 0.00     $(0.05)   $ 0.00  $ 1.00    5.59% $207,615  0.42%     5.45%       0.42%
 12/31/94       $ 1.00    $0.04    $ 0.00     $(0.04)   $ 0.00  $ 1.00    3.89% $157,140  0.42%     3.81%       0.42%
 12/31/93(3)    $ 1.00    $0.03    $ 0.00     $(0.03)   $ 0.00  $ 1.00    3.00% $159,401  0.45%     2.92%       0.45%
 INVESTOR CLASS
 Year Ended
 12/31/95       $ 1.00    $0.05    $ 0.00     $ 0.05    $ 0.00  $ 1.00    5.33% $  3,002  0.67%     5.18%       0.67%
 12/31/94       $ 1.00    $0.04    $ 0.00     $(0.04)   $ 0.00  $ 1.00    3.63% $  2,739  0.67%     3.62%       0.67%
 12/31/93(5)    $ 1.00    $0.02    $ 0.00     $(0.02)   $ 0.00  $ 1.00    2.78% $  1,814  0.72%     2.69%       2.37%
                RATIO OF
                  NET
               INVESTMENT
                INCOME/
                  LOSS
                   TO
                AVERAGE
                  NET
                 ASSETS    PORTFOLIO
               (EXCLUDING  TURNOVER
                WAIVERS)     RATE
-----------------------------------------------------------------------------------------------------------------------
 GLOBAL FIXED INCOME FUND
 ------------------------
 TRUST CLASS
 Year Ended
 12/31/95          5.80 %    105%
 12/31/94          5.03 %    138%
 12/31/93(1)       5.95 %    146%
 INVESTOR CLASS
 Year Ended
 12/31/95          5.51 %    105%
 12/31/94         (1.10)%    138%
 12/31/93(2)    (312.04)%    146%
 TREASURY MONEY MARKET FUND
 --------------------------
 TRUST CLASS
 Year Ended
 12/31/95          5.01 %     N/A
 12/31/94          3.34 %     N/A
 12/31/93(3)       2.38 %     N/A
 INVESTOR CLASS
 Year Ended
 12/31/95          4.74 %     N/A
 12/31/94          3.36 %     N/A
 12/31/93(4)      (2.20)%     N/A
 GOVERNMENT MONEY MARKET FUND
 ----------------------------
 TRUST CLASS
 Year Ended
 12/31/95          5.45 %     N/A
 12/31/94          3.81 %     N/A
 12/31/93(3)       2.92 %     N/A
 INVESTOR CLASS
 Year Ended
 12/31/95          5.18 %     N/A
 12/31/94          3.62 %     N/A
 12/31/93(5)       1.04 %     N/A

1. Commenced operations on February 7, 1993. All ratios and total returns for the period have been annualized.

2. Commenced operations on April 26, 1993. All ratios and total returns for the period have been annualized.

3. Commenced operations on January 4, 1993. All ratios and total returns for the period have been annualized.

4. Commenced operations on March 25, 1993. All ratios and total returns for the period have been annualized.

5. Commenced operations on April 22, 1993. All ratios and total returns for the period have been annualized.

* Sales load is not included in total return.

                                                                                                                       RATIO OF
                                                                                                                         NET
                                                                                                                      INVESTMENT
                                    NET                                                          RATIO OF   RATIO OF   INCOME/
                                  REALIZED                                                         NET      EXPENSES     LOSS
                                    AND                DISTRI-   NET                   RATIO OF INVESTMENT     TO         TO
                  NET            UNREALIZED            BUTIONS  ASSET           NET    EXPENSES   INCOME    AVERAGE    AVERAGE
                 ASSET     NET     GAINS    DIVIDENDS    FROM   VALUE          ASSETS     TO        TO        NET        NET
                 VALUE   INVEST-  (LOSSES)   FROM NET  REALIZED  END           END OF  AVERAGE   AVERAGE     ASSETS     ASSETS
               BEGINNING  MENT       ON     INVESTMENT CAPITAL    OF   TOTAL   PERIOD    NET       NET     (EXCLUDING (EXCLUDING
               OF PERIOD INCOME  SECURITIES   INCOME    GAINS   PERIOD RETURN  (000)    ASSETS    ASSETS    WAIVERS)   WAIVERS)
--------------------------------------------------------------------------------------------------------------------------------
 MONEY MARKET FUND
 -----------------
 TRUST CLASS
 Year Ended
 12/31/95        $1.00    $0.06    $0.00      $(0.06)   $0.00   $1.00  5.64%  $475,688  0.41%     5.50%       0.56%     5.35 %
 12/31/94        $1.00    $0.04    $0.00      $(0.04)   $0.00   $1.00  3.97%  $460,583  0.41%     3.93%       0.56%     3.78 %
 12/31/93(1)     $1.00    $0.03    $0.00      $(0.03)   $0.00   $1.00  3.01%  $367,110  0.46%     2.92%       0.61%     2.77 %
 INVESTOR CLASS
 Year Ended
 12/31/95        $1.00    $0.05    $0.00      $(0.05)   $0.00   $1.00  5.38%  $  1,358  0.66%     5.22%       0.81%     5.07 %
 12/31/94        $1.00    $0.04    $0.00      $(0.04)   $0.00   $1.00  3.71%  $    605  0.66%     4.13%       0.81%     3.98 %
 12/31/93(2)     $1.00    $0.02    $0.00      $(0.02)   $0.00   $1.00  2.76%  $    118  0.72%     2.69%      10.48%    (7.09)%
 TAX-EXEMPT MONEY MARKET FUND
 ----------------------------
 TRUST CLASS
 Year Ended
 12/31/95        $1.00    $0.03    $0.00      $(0.03)   $0.00   $1.00  3.49%  $167,945  0.41%     3.44%       0.56%     3.29 %
 12/31/94        $1.00    $0.02    $0.00      $(0.02)   $0.00   $1.00  2.50%  $161,054  0.43%     2.52%       0.59%     2.36 %
 12/31/93(1)     $1.00    $0.02    $0.00      $(0.02)   $0.00   $1.00  1.98%  $116,000  0.45%     1.97%       0.60%     1.82 %
 INVESTOR CLASS
 Year Ended
 12/31/95        $1.00    $0.03    $0.00      $(0.03)   $0.00   $1.00  3.24%  $  3,244  0.66%     3.19%       0.81%     3.04 %
 12/31/94        $1.00    $0.02    $0.00      $(0.02)   $0.00   $1.00  2.24%  $  4,204  0.68%     2.31%       0.84%     2.15 %
 12/31/93(3)     $1.00    $0.01    $0.00      $(0.01)   $0.00   $1.00  1.65%  $  1,394  0.74%     1.81%       4.88%    (2.33)%
               PORTFOLIO
               TURNOVER
                 RATE
--------------------------------------------------------------------------------------------------------------------------------
 MONEY MARKET FUND
 -----------------
 TRUST CLASS
 Year Ended
 12/31/95         N/A
 12/31/94         N/A
 12/31/93(1)      N/A
 INVESTOR CLASS
 Year Ended
 12/31/95         N/A
 12/31/94         N/A
 12/31/93(2)      N/A
 TAX-EXEMPT MONEY MARKET FUND
 ----------------------------
 TRUST CLASS
 Year Ended
 12/31/95         N/A
 12/31/94         N/A
 12/31/93(1)      N/A
 INVESTOR CLASS
 Year Ended
 12/31/95         N/A
 12/31/94         N/A
 12/31/93(3)      N/A

1. Commenced operations on January 4, 1993. All ratios and total returns for the period have been annualized.


2. Commenced operations on March 31, 1993. All ratios and total returns for the period have been annualized.

3. Commenced operations on April 13, 1993. All ratios and total returns for the period have been annualized.

THE TRUST

REMBRANDT FUNDS (R) (the "Trust") is an open-end management investment company that offers units of beneficial interest ("shares") in the Funds through two separate classes, the Trust Class and the Investor Class, which provide for variations in sales charges, distribution costs, voting rights and dividends. Except for these differences between classes, each share of each Fund represents an undivided, proportionate interest in that Fund. Each Fund is a diversified mutual fund, except for the Global Fixed Income Fund, which is non-diversified. Additional information pertaining to the Trust may be obtained from the Trust's Distributor, Rembrandt (R) Financial Services Company, 680 East Swedesford Road, Wayne, Pennsylvania, 19087-1658, or by calling 1-800-443-4725.

INVESTMENT OBJECTIVES AND POLICIES

VALUE FUND

The Value Fund seeks a high level of total return through capital appreciation and current income.

The Value Fund will invest at least 65% of its assets in U.S. common stocks that the Advisor believes are undervalued and present the opportunity to increase shareholder value. The Value Fund will invest in common stocks that are traded on a national securities exchange or are actively traded in the over-the-counter market and that: (i) are priced below their intrinsic value as determined by the Advisor's dividend discount model; (ii) have consistently paid dividends; and (iii) are issued by companies that the Advisor believes are financially sound.

Any remaining assets of the Fund may be invested in: (i) warrants to purchase common stocks; (ii) debt securities convertible into common stocks rated in the highest four rating categories by a nationally recognized statistical rating organization ("NRSRO") or determined by the Advisor to be of comparable quality at the time of purchase; (iii) preferred stock convertible into common stocks; and (iv) U.S. dollar denominated equity securities of foreign issuers (including sponsored American Depositary Receipts ("ADRs")). The Fund will invest in securities of foreign issuers only if they are listed on national securities exchanges or actively traded in the over-the-counter market.

GROWTH FUND

The Growth Fund seeks a high level of total return primarily through capital appreciation.

The Growth Fund will invest at least 65% of its assets in the common stock of corporations of any size with, in the Advisor's opinion, strong prospects for appreciation through growth in earnings. The Growth Fund invests primarily in common stocks that: (i) are traded on a national securities exchange or are actively traded in the over-the-counter market and have an average trading volume of more than $1 million per day; (ii) have sales and earnings growth rates that exceed the growth rate of the Gross Domestic Product; and (iii) maintain a positive return on equity and total assets.

Any remaining Fund assets may be invested in: (i) warrants to purchase common stocks; (ii) debt securities convertible into common stocks; (iii) preferred stock convertible into common stocks; and (iv) U.S. dollar denominated equity securities of foreign issuers (including sponsored ADRs). The Fund will invest in securities of foreign issuers only if they are listed on national securities exchanges or actively traded in the over-the-counter market.

SMALL CAP FUND

The Small Cap Fund seeks a high level of total return primarily through capital appreciation.

The Small Cap Fund will invest at least 65% of its assets in the common stocks of corporations with smaller capitalization levels that the Advisor believes have strong prospects for appreciation through growth in earnings. The Advisor's emphasis will be on a diversified portfolio of common stocks of companies with aggregate market capitalization of less than $1 billion. In selecting stocks for the portfolio, factors reviewed will include sales and earnings growth rates and the strength of the issuer's balance sheets.

Because the Fund invests primarily in common stocks of smaller capitalization corporations, the Fund's shares may fluctuate in value more than most equity securities, and thus may be more suitable for long-term investors who can bear the risk of short-term fluctuations.

Any remaining Fund assets may be invested in: (i) warrants to purchase common stocks; (ii) debt securities convertible into common stocks; (iii) preferred stock convertible into common stocks; and (iv) U.S. dollar denominated equity securities of foreign issuers (including sponsored ADRs). The Fund will invest in equity securities of foreign issuers that satisfy in substance the criteria for investing in smaller capitalization stocks set forth above. The Fund will invest in equity securities of foreign issuers only if they are listed on national securities exchanges or actively traded in the over-the-counter market.

INTERNATIONAL EQUITY FUND

The International Equity Fund seeks a high level of total return through capital appreciation and current income.

The International Equity Fund will invest at least 65% in value of its assets in equity securities of issuers in at least three countries other than the U.S.

While the Fund is not subject to any requirement to spread its investments among more than three countries other than the U.S., it currently intends to spread its investments among countries to reduce currency risk. Investments will be made primarily in common stocks of companies of any size domiciled in developed countries, but may be made in the securities of companies domiciled in developing countries as well. Although the Fund intends to invest primarily in securities listed on national stock exchanges, it will also invest in securities actively traded in over-the-counter markets. Securities of companies in developing countries may pose liquidity risks.

Any remaining Fund assets will be invested in common stocks of closed-end management investment companies that invest primarily in international common stocks, stocks of U.S. issuers listed on national securities exchanges or actively traded in the over-the-counter market, convertible securities of U.S. issuers whether or not they are listed on national securities exchanges and money market instruments.

TRANSEUROPE FUND

The TransEurope Fund seeks a high level of total return through capital appreciation and current income.

The TransEurope Fund will invest as fully as feasible (and at least 65% of its assets) in the equity securities of European issuers located in Germany, France, Switzerland, Belgium, Italy, Spain, the Netherlands, Finland, Sweden, Denmark, Norway and the United Kingdom. Investments may also be made in the equity securities of issuers located in the smaller and emerging markets of Europe, such as Spain and Finland. The Fund may also invest in the equity securities of issuers in the following Eastern European countries: Poland, Hungary, the Czech Republic and Slovakia. Emerging markets are subject to special risks not associated with domestic markets. See "Certain Risk Factors."

The Fund's remaining assets will be invested in money market instruments of European issuers. The Fund will invest in options and futures for hedging purposes only.

ASIAN TIGERS FUND

The Asian Tigers Fund seeks to achieve capital appreciation.

The Asian Tigers Fund will invest primarily in equity securities which are traded on recognized stock exchanges of the countries of Asia and in equity securities of companies organized under the laws of an Asian country. The Fund may also invest in sponsored ADRs of Asian issuers that are traded on stock exchanges in the United States. The Fund does not intend to invest in securities which are principally traded in markets in Japan or in companies organized under the laws of Japan.

Under normal circumstances at least 65% of the total assets of the Fund will be invested in equity securities of Asian countries. The Fund will make such investments in some or all of the following countries: China, Hong Kong, Singapore, Malaysia, Thailand, the Philippines and Indonesia. The Fund may also invest in common stocks traded on markets in Taiwan, South Korea, India, Pakistan, Sri Lanka, and may invest up to 5% of its assets in other developing markets. There is no requirement that the Fund, at any given time, invest in any or all of the countries listed above or in any other Asian countries. The Fund has no set policy for allocating investments among the several Asian countries. Allocation of investments among the various countries will depend on the relative attractiveness of the stocks of issuers in the respective countries. Government regulation and restrictions in many of the countries of interest may limit the amount, mode, and extent of investment in companies of such countries.

Any of the Fund's remaining assets will be invested in common stocks of closed-end management investment companies that invest primarily in common stocks of Asian countries or money market instruments of Asian and European issuers.

In selecting industries and particular issuers, the Advisor will evaluate costs of labor and raw materials, access to technology, export of products and government regulation. Although the Fund seeks to invest in larger companies, it may invest in medium and small companies that, in the Advisor's opinion, have potential for growth.

Although the Fund intends to invest primarily in securities listed on stock exchanges, it will also invest in securities traded in over-the-counter markets, which may pose liquidity risks. No more than 5% of the Fund's assets will be invested in unlisted securities.

The Fund will invest in options and futures for hedging purposes only.

BALANCED FUND

The Balanced Fund seeks a favorable total rate of return through current income and capital appreciation consistent with preservation of capital, derived from investing in a portfolio comprised of fixed income and equity securities.

The Balanced Fund will invest at least 80% of its net assets in fixed income and equity securities, with at least 25% of its assets in fixed income senior securities. Permissible investments for the Fund include: (i) corporate bonds and debentures of U.S. or foreign issuers, rated in the highest four rating categories by an NRSRO or of comparable quality at the time of purchase as determined by the Advisor; (ii) securities denominated in U.S. dollars or in foreign currencies, issued or guaranteed as to principal and interest by the U.S. Government, its agencies and instrumentalities or issued or guaranteed by foreign governments, their political subdivisions, agencies or instrumentalities; (iii) short-term commercial paper of U.S. or foreign issuers, rated in the highest two rating categories by an NRSRO or determined by the Advisor to be of comparable quality at the time of investment; (iv) short-term bank obligations consisting of certificates of deposit, time deposits and bankers' acceptances of U.S. or foreign commercial banks or savings and loan institutions with assets as of the end of their most recent fiscal year of at least $500 million, or its equivalent in appropriate foreign currency measured using currency exchange rates in effect at the time of investment; (v) obligations, denominated in U.S. dollars or foreign currencies, of supranational entities rated in the highest three rating categories by an NRSRO; (vi) mortgage-backed securities rated in the highest two rating categories by an NRSRO; (vii) asset-backed securities rated in the highest three rating categories by an NRSRO; (viii) STRIPS and receipts; (ix) repurchase agreements involving such securities; (x) loan participations, in which the Fund will not invest more than 5% of its total assets; (xi) guaranteed investment contracts ("GICs") and bank investment contracts ("BICs") deemed by the Advisor to be of investment grade; (xii) swaps; (xiii) municipal notes rated in the highest two rating categories by an NRSRO or, if unrated, determined by the Advisor to be of comparable quality; and (xiv) municipal bonds rated in the highest three rating categories by an NRSRO or, if unrated, determined by the Advisor to be of comparable quality. The Balanced Fund may invest up to 15% of its assets in fixed income securities that are either denominated in foreign currencies or issued by foreign issuers, provided that assets invested in such securities will not constitute more than 50% of the assets of the Balanced Fund invested in fixed income securities.

The remainder of the Fund's assets will be invested in: (i) common stocks; (ii) warrants to purchase common stocks; (iii) debt securities convertible into common stocks; (iv) preferred stocks convertible into common stocks; (v) U.S. dollar denominated equity securities of foreign issuers (including sponsored
ADRs); (vi) foreign securities; and (vii) equity options. The equity securities in which the Fund will invest are listed on national securities exchanges or actively traded in the over-the-counter market. The Fund will invest, based on dividend paying characteristics and growth potential, in equity securities of companies of all sizes. There are no minimum rating criteria applicable to convertible securities.

The Balanced Fund may enter into dollar roll transactions with selected banks and broker-dealers.

The Balanced Fund is not subject to maturity restrictions.

FIXED INCOME FUND

The Fixed Income Fund seeks a high level of total return relative to funds with like investment objectives, from income and, to a lesser degree, capital appreciation derived from investing in a portfolio consisting primarily of quality intermediate- and long-term fixed income securities.

The Fixed Income Fund will invest as fully as feasible (and at least 65% of its assets) in the following fixed income securities: (i) corporate bonds and debentures rated in the highest four rating categories by an NRSRO or, if unrated, determined by the Advisor to be of comparable quality at the time of purchase; (ii) obligations issued or guaranteed as to principal and interest by the U.S. Government and its agencies and instrumentalities; (iii) short-term commercial paper rated in the highest two rating categories by an NRSRO or, if unrated, determined by the Advisor to be of comparable quality at the time of investment; (iv) short-term bank obligations rated in the highest two rating categories by an NRSRO, including certificates of deposit, time deposits, and bankers' acceptances of U.S. commercial banks or savings and loan institutions with assets of at least $500 million as of the end of their most recent fiscal year; (v) U.S. dollar denominated securities issued or guaranteed by foreign governments, their political subdivisions, agencies or instrumentalities; (vi) U.S. dollar denominated obligations of supranational entities rated in the highest three rating categories by an NRSRO; (vii) mortgage-backed securities rated in the highest two rating categories by an NRSRO; (viii) asset-backed securities rated in the highest three rating categories of an NRSRO; (ix) STRIPS and receipts evidencing separately traded interest and principal component parts of U.S. Government obligations ("Receipts"); (x) repurchase agreements involving such securities; (xi) loan participations, in which the Fund will not invest more than 5% of its total assets; (xii) guaranteed investment contracts ("GICs"); (xiii) bank investment contracts ("BICs"); (xiv) swaps; (xv) municipal notes rated in the highest two rating categories by an NRSRO or, if unrated, determined by the Advisor to be of comparable quality; and (xvi) municipal bonds rated in the highest three rating categories by an NRSRO or, if unrated, determined by the Advisor to be of comparable quality.

There are no restrictions on the average maturity of the Fund or on the maturity of any single instrument. Maturities may vary widely depending on the Advisor's assessment of interest rate trends and other economic and market factors. The estimated dollar-weighted average portfolio maturity of the Fund is approximately eight years.

Any remaining assets of the Fund may be invested in variable and floating rate obligations, dollar rolls, forward commitments, when-issued securities, and securities of foreign issuers. In addition the Fund may lend the securities in which it is invested.

INTERMEDIATE GOVERNMENTFIXED INCOME FUND

The Intermediate Government Fixed Income Fund seeks a high level of total return relative to funds with like investment objectives, consistent with preservation of capital from income and, to a lesser degree, capital appreciation, derived from investing in a portfolio consisting of short- and intermediate-term U.S. Government securities.

The Intermediate Government Fixed Income Fund will invest 100% of its total assets in Government securities, which include obligations issued or guaranteed as to principal and interest by the U.S. Government and its agencies and instrumentalities.

Normally, the Fund will maintain an average weighted maturity of 3 to 10 years; under certain circumstances, however, the average weighted maturity may fall below 3 years.

TAX-EXEMPT FIXED INCOME FUND

The Tax-Exempt Fixed Income Fund seeks a high level of total return, relative to funds with like investment objectives, consistent with preservation of capital, from income derived from investing in a portfolio consisting primarily of securities that are exempt from federal income tax and not subject to taxation as a preference item for purposes of the federal alternative minimum tax.

The Tax-Exempt Fixed Income Fund will invest as fully as feasible (at least 65% of the value of its total assets) in fixed income securities issued by or on behalf of the states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, rated in the highest four rating categories by an NRSRO or, if unrated, determined by the Advisor to be of comparable quality, and will invest at least 80% of its net assets in comparably-rated fixed income securities the interest on which is exempt from federal income tax and which are not subject to taxation as a preference item for purposes of the federal alternative minimum tax.

The remainder of the Fund's assets may be invested in: (i) short-term, tax-exempt commercial paper rated in the highest two rating categories by an NRSRO or, if unrated, determined by the Advisor to be of comparable quality at the time of investment; (ii) municipal notes rated in the highest two rating categories by an NRSRO or, if unrated, determined by the Advisor to be of comparable quality; (iii) fixed income options and futures; (iv) asset-backed securities; (v) Receipts; (vi) securities issued or guaranteed by the U.S. Government or its agencies; and (vii) corporate bonds rated in one of the three highest categories by an NRSRO.

The Fund will not invest more than 10% of its total assets in restricted securities.

There are no restrictions on the average maturity of the Fund or the maturity of any single instrument. Maturities may vary widely depending on the Advisor's assessment of interest rate trends and other economic and market factors.

GLOBAL FIXED INCOME FUND

The Global Fixed Income Fund seeks a high level of total return relative to funds with like investment objectives, measured in U.S. dollar terms, from income and capital appreciation derived from investing in a portfolio consisting of quality fixed income securities denominated in foreign currencies.

The Global Fixed Income Fund will invest as fully as feasible (at least 65% of its assets) in high quality fixed income securities of issuers in at least three of the following countries:

 Austria, Australia, Belgium, Canada, Switzerland, Germany, Denmark, Spain, Finland, United Kingdom, Italy, Ireland, Japan, Luxembourg, The Netherlands, Sweden, New Zealand, France, Norway, and the United States.

The Fund strives to take maximum advantage of financial and economic developments and currency fluctuations. All investments will be in high quality securities denominated in various currencies, including the European Currency Unit, and listed on stock exchanges of major industrialized countries. At least 50% of investments will be made in government bonds or in bonds issued by government-backed institutions (but no more than 25% of the Fund's assets will be invested in securities of governmental issuers in any one country). Investments in non-government bonds will be rated in one of the highest four rating categories by an NRSRO.

Fixed income securities consist of: (i) corporate bonds and debentures rated in the highest four rating categories by an NRSRO or, if unrated, determined by the Advisor to be of comparable quality at the time of purchase; (ii) short-term commercial paper rated in the highest two rating categories by an NRSRO or, if unrated, determined by the Advisor to be of comparable quality at the time of investment; (iii) securities issued or guaranteed by foreign governments, their political subdivisions, agencies or instrumentalities; (iv) obligations of supranational entities; (v) repurchase agreements involving such securities; (vi) loan participations, in which the Fund will not invest more than 5% of its total assets; and (vii) swaps, fixed income options and futures.

Any remaining Fund assets will be invested in: (i) securities denominated in U.S. dollars or foreign currencies comparable to the fixed income instruments described above; (ii) obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities; (iii) short-term bank obligations, including certificates of deposit, time deposits, and bankers' acceptances of U.S. or foreign commercial banks or savings and loans institutions with assets as of the end of their most recent fiscal year of at least $500 million or its equivalent in appropriate foreign currency measured using currency exchange rates in effect at the time of investment;
(iv) mortgage-backed securities rated in the highest two rating categories by an NRSRO; (v) asset-backed securities rated in the highest three rating categories by an NRSRO; (vi) Receipts; (vii) GICs; and (viii) BICs.

There are no restrictions on the average maturity of the Fund or on the maturity of any single instrument. Maturities may vary widely depending on the Advisor's assessment of interest rate trends and other economic and market factors.

LIMITED VOLATILITY FIXED INCOME FUND

The Limited Volatility Fixed Income Fund seeks a high level of current income, consistent with relative stability of principal, derived from investing in a portfolio consisting primarily of short- and intermediate-term fixed income securities.

The Limited Volatility Fixed Income Fund will invest as fully as feasible (at least 65% of its assets) in the following short- and intermediate-term taxable fixed income obligations: (i) corporate bonds and debentures rated in the highest four rating categories by an NRSRO or, if unrated, determined by the Advisor to be of comparable quality at the time of purchase; (ii) obligations issued or guaranteed as to principal and interest by the U.S. Government and its agencies and instrumentalities; (iii) short-term commercial paper rated in the highest two rating categories by an NRSRO or, if unrated, determined by the Advisor to be of comparable quality at the time of purchase; (iv) short-term bank obligations: certificates of deposit, time deposits, and bankers' acceptances of U.S. commercial banks or savings and loans institutions with assets of at least $500 million as of the end of their most recent fiscal year;
(v) U.S. dollar denominated securities issued or guaranteed by foreign governments, their political subdivisions, agencies or instrumentalities; (vi) U.S. dollar denominated obligations of supranational entities rated in the highest three rating categories by an NRSRO; (vii) mortgage-backed securities rated in the highest two rating categories by an NRSRO; (viii) asset-backed securities rated in the highest three rating categories by an NRSRO; (ix) Receipts; (x) repurchase agreements involving such securities; (xi) swaps;
(xii) municipal notes rated in the highest two rating categories by an NRSRO or, if unrated, determined by the Advisor to be of comparable quality; and
(xiii) municipal bonds rated in the highest three rating categories by an NRSRO or, if unrated, determined by the Advisor to be of comparable quality. The

Fund will also invest in fixed income options and futures for hedging purposes only.

The Fund may also invest in dollar roll transactions, variable and floating rate obligations, forward commitments, when-issued securities, and securities of foreign issuers. In addition the Fund may lend the securities in which it is invested under certain conditions.

The Advisor considers short- and intermediate-term obligations to be obligations having maturities of more than two years but less than five years. The dollar-weighted average maturity of the Fund will be less than six years. The Advisor may shorten the average maturity substantially, as a temporary defensive position, in anticipation of a change in the interest rate environment.

TREASURY MONEY MARKET FUND

The Treasury Money Market Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income by investing exclusively in U.S. Treasury obligations.

The Treasury Money Market Fund invests in bills, notes, and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal Book Entry System (such component parts of obligations are commonly known as "STRIPS" and all of the foregoing obligations are referred to herein collectively as "U.S. Treasury Obligations").

The Fund's investments in STRIPS will be limited to components with maturities of less than 397 days. Investing in these securities entails certain risks, including that interest components may be more volatile in value than comparable maturity Treasury bills, as further described in "Description of Permitted Investments and Risk Factors." The Fund will invest primarily in U.S. Treasury Obligations other than STRIPS.

GOVERNMENT MONEY MARKET FUND

The Government Money Market Fund seeks to provide as high a level of current income as is consistent with preservation of capital and liquidity by investing in obligations of the U.S. Government and its agencies and instrumentalities.

The Government Money Market Fund invests exclusively in high quality money market instruments denominated in U.S. dollars consisting of (i) U.S. Treasury Obligations; (ii) securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (e.g., Government National Mortgage Association, Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, Federal Land Bank); and (iii) repurchase agreements involving such obligations. The Government Money Market Fund will enter into repurchase agreements exclusively with dealers that meet criteria established by Standard & Poor's Corporation ("S&P") and that meet the credit guidelines of the Trustees of the Trust.

MONEY MARKET FUND

The Money Market Fund (formerly known as the Taxable Money Market Fund) seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity by investing exclusively in high quality money market instruments.

The Money Market Fund invests exclusively in the following: (i) U.S. Treasury Obligations; (ii) obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities; (iii) commercial paper of U.S. and foreign issuers rated in the two highest short-term rating categories of an NRSRO at the time of investment or, if unrated, determined by the Advisor to be of comparable quality; (iv) obligations (certificates of deposit, time deposits, and bankers' acceptances) of U.S. commercial banks, U.S. savings and loan institutions, and U.S. and London branches of foreign banks that have total assets of $500 million or more as shown on their last published financial statements at the time of investment; (v) short-term corporate obligations of U.S. and foreign issuers whose commercial paper the Fund may purchase; (vi) repurchase agreements involving such obligations; (vii) obligations of supranational entities; (viii) loan participations; (ix) receipts evidencing separately traded interest and principal component parts of U.S. Government obligations; (x) standby commitments; and (xi) municipal securities. The Fund may not invest more than 25% of its total assets in obligations issued by foreign branches of U.S. banks and London branches of foreign banks. The Money Market Fund will enter into repurchase agreements exclusively with dealers that meet criteria established by S&P and that meet the credit guidelines of the Trustees of the Trust.

TAX-EXEMPT MONEY MARKET FUND

The Tax-Exempt Money Market Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income tax and not included as a preference item under the alternative minimum tax.

The Tax-Exempt Money Market Fund invests at least 80% of its total assets in eligible securities issued by or on behalf of the states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest of which, in the opinion of bond counsel for the issuer, is exempt from federal income tax (collectively, "Municipal Securities"). The Fund will purchase municipal bonds, municipal notes and tax-exempt commercial paper rated in the two highest short-term rating categories by an NRSRO in accordance with SEC regulations at the time of investment or, if unrated, determined by the Advisor to be of comparable quality.

The Advisor has discretion to invest up to 20% of the Fund's assets in the aggregate in taxable money market instruments (including repurchase agreements) and securities subject to the alternative minimum tax.

GENERAL INVESTMENT POLICIES

THE EQUITY AND BALANCED FUNDS

Each Fund will invest in common stocks and U.S. dollar denominated equity securities of foreign issuers only if they are listed on national securities exchanges or actively traded in the over-the-counter market. Each Fund may invest in convertible securities whether or not they are listed on national securities exchanges.

Each Fund will not invest more than 10% of its total assets in restricted securities. A Fund may invest up to 5% of its assets in restricted securities that the Advisor determines are liquid. Each Fund will not invest more than 15% of its total assets in illiquid securities.

The Balanced Fund is also permitted to invest in stock index futures (for hedging purposes only), engage in securities lending, acquire floating and variable rate securities and purchase securities on a when-issued basis where the purchase is for investment in the securities, not for leveraging, and subject to the investment restrictions described above. See "Description of Permitted Investments and Risk Factors". The Equity Funds may engage in futures and options for hedging purposes only.

Each Fund may also invest in money market instruments.For temporary defensive purposes during periods when the Advisor determines that market conditions warrant, each Fund may invest up to 100% of its assets in money market instruments and may hold a portion of its assets in cash. To the extent a Fund is engaged in temporary defensive investing, the Fund will not be pursuing its investment objective.

A Fund may enter into futures contracts transactions only to the extent that obligations under such contracts represent less than 20% of the Fund's assets. The aggregate value of option positions may not exceed 10% of a Fund's net assets as of the time such options are entered into by a Fund.

THE FIXED INCOME AND BALANCED FUNDS

All Fixed Income Funds may purchase mortgage-backed securities issued or guaranteed as to payment of principal and interest by the U.S. Government or its agencies or instrumentalities and mortgage-backed securities issued by non-governmental issuers that are rated in the highest two rating categories of an

NRSRO. The Funds may purchase mortgage-backed securities that are backed or collateralized by fixed, adjustable or floating rate mortgages. Mortgage-backed securities are subject to the risk of prepayment of the underlying mortgages. During periods of declining interest rates, prepayment of mortgages underlying these securities can be expected to accelerate. When the mortgage-backed securities held by a Fund are prepaid, the Fund reinvests the proceeds in securities, the yield of which reflects prevailing interest rates.

The Fixed Income Funds may engage in fixed income options and futures for hedging purposes only.

The Fixed Income Fund, Intermediate Government Fixed Income Fund, Limited Volatility Fixed Income Fund and Balanced Fund may enter into dollar roll transactions with selected banks and broker-dealers. The Fund will place U.S. Government or other liquid, high quality assets in a segregated account in an amount sufficient to cover its repurchase obligation.

The quality standards of debt securities and other obligations as described for the Funds must be satisfied at the time an investment is made. In the event that an investment held by a Fund is assigned a lower rating or ceases to be rated, the Advisor under the supervision of the Trustees of the Trust will promptly reassess whether such security presents suitable credit risks and whether the Fund should continue to hold the security or obligation in its portfolio. If a portfolio security or obligation no longer presents suitable credit risks or is in default, the Fund will dispose of the security or obligation as soon as reasonably practicable unless the Trustees of the Trust determine that to do so is not in the best interest of the Fund.

The Fixed Income Fund, Intermediate Government Fixed Income Fund, Tax-Exempt Fixed Income Fund, Global Fixed Income Fund and Balanced Fund will, in acquiring fixed income securities, seek opportunities for capital gains as well as income in light of such Funds' total return objectives. There is no assurance that any Fund will in fact realize capital gains.

In addition, a Fund may enter into futures contracts transactions only to the extent that obligations under such contracts represent less than 20% of the Fund's assets. The aggregate value of option positions may not exceed 10% of a Fund's net assets as of the time such options are entered into by a Fund. No more than 15% of a Fund's net assets will be invested in illiquid securities. For a further description of the foregoing obligations and securities, see the sections entitled "Description of Permitted Investments and Risk Factors" and the Statement of Additional Information.

For temporary defensive purposes when the Advisor determines that market conditions warrant, a Fund may invest up to 100% of its assets in money market instruments. To the extent a Fund is investing for temporary defensive purposes, the Fund will not be pursuing its investment objective.


THE MONEY MARKET FUNDS

Each Fund intends to comply with regulations of the SEC applicable to money market funds using the amortized cost method for calculating net asset value found in Rule 2a-7 under the 1940 Act. These regulations impose certain quality, maturity and diversification restraints on investments by the Funds. Under these regulations, the Funds will invest only in U.S. dollar denominated securities, will maintain an average maturity on a dollar-weighted basis of 90 days or less, and will acquire only "eligible securities" that present minimal credit risks and have a maturity of 397 days or less. These constraints effectively preclude the Funds from investing in securities with interest rates as high as those of securities that may be acquired by Funds that are permitted to buy lower rated or longer term securities. For a further discussion of these rules, see the "Description of Permitted Investments and Risk Factors-- Restraints on Investments by Money Market Funds".

Each Money Market Fund may invest in restricted securities but will not invest more than 5% of its total assets in such securities.

Each Money Market Fund will not invest more than 10% of its assets in illiquid securities.

ALL FUNDS

All Funds may invest in variable and floating rate obligations and may purchase securities on a when-issued basis. When investing in when-issued securities, a Fund will not accrue income until delivery of the securities and will invest in such securities only for purposes of actually acquiring the securities and not for the purpose of leveraging. In addition, each Fund may engage in securities lending and engage in futures and options transactions. Such futures and options transactions include municipal contracts and treasury contracts for the Tax-Exempt Fixed Income Fund. A Fund may enter into futures contracts provided that no more than 5% of the Fund's net assets are required as a futures contract margin deposit.

In addition, each Fund (with the exception of the Treasury Money Market Fund) reserves the right to engage in securities lending.

There will be no limit to the percentage of portfolio securities that the Fund may purchase subject to a standby commitment, but the amount paid directly or indirectly for a standby commitment held by the Fund will not exceed 1/2 of 1% of the value of the total assets of the Fund.

The portfolio turnover rates for the Small Cap, Tax-Exempt Fixed Income, Intermediate Government Fixed Income and Global Fixed Income Funds for the fiscal year ended December 31, 1995 were 142%, 129%, 115% and 105%, respectively. A high turnover rate will result in higher transaction costs and may result in additional taxes for shareholders.

RATINGS

NRSROs, such as S&P provide ratings for certain instruments in which the Funds may invest. For example, municipal notes rated in the second highest rating category by S&P have satisfactory capacity to pay principal and interest. Bonds rated in the fourth highest rating category by S&P have an adequate capacity to pay principal and interest but may have speculative characteristics as well. Commercial paper rated in the second highest rating category by S&P has satisfactory capacity for timely payment.

For a description of the above ratings, see the Statement of Additional Information.

CERTAIN RISK FACTORS

The investment policies of each Fund entail certain risks and considerations of which an investor should be aware

Foreign Securities: The International Equity, TransEurope, Asian Tigers and Global Fixed Income Funds will, and certain other Funds may, invest in securities of foreign issuers. Securities of foreign issuers are subject to certain risks not typically associated with domestic securities, including, among other risks, changes in currency rates and in exchange control regulations, costs in connection with conversions between various currencies, limited publicly available information regarding foreign issuers, lack of uniformity in accounting, auditing and financial standards and requirements, greater securities market volatility, less liquidity of securities, less government supervision and regulations of securities markets, withholding taxes and changes in taxes on income on securities, and possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits.

Investments in the securities of foreign issuers may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. Issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation than are those in the United States.

Investments in securities of foreign issuers are frequently denominated in foreign currencies, and since the Fund may temporarily hold uninvested reserves in bank deposits in foreign currencies, the value of the Fund's assets as measured in United States dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies.

Equity Securities: The Funds may temporarily reduce their equity holdings for defensive purposes in response to adverse market conditions and invest in domestic, Eurodollar and foreign and short-term money market instruments.

Fixed Income Securities: The market value of a Fund's fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of securities with longer maturities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of a Fund's securities will not affect cash income derived from these securities but will affect the Fund's net asset value. Securities rated in the fourth highest category by an NRSRO are considered investment grade, but may have speculative characteristics as well.

FUNDAMENTAL POLICIES

The investment objective and the following investment limitations are fundamental policies of each Fund. Fundamental policies cannot be changed with respect to a Fund without the consent of the holders of a majority of a Fund's outstanding shares.

INVESTMENT LIMITATIONS

An Equity, Fixed Income or Balalnced Fund may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund. This restriction applies to 75% of the Fund's assets, and does not apply to the Global Fixed Income Fund.

2. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in the obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities. For purposes of this limitation (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) supranational entities will be considered to be a separate industry.

3. Make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending.

A Money Market Fund may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund; provided, however, that the Tax-Exempt Money Market Fund may invest up to 25% of its total assets without regard to this restriction as permitted by applicable law. Each Money Market Fund, except the Tax-Exempt Money Market Fund, may invest up to 25% of its assets in securities of a single issuer for a period of up to three business days if such securities qualify as "first tier securities" under applicable SEC Rules. For purposes of this limitation, loan participations are considered to be issued by both the issuing bank and the underlying corporate borrower.

2. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry or securities the interest upon which is paid from revenue of similar type industrial development projects, provided that this limitation does not apply to (i) investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and in repurchase agreements involving such securities; and
(ii) obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks; or (iii) tax-exempt securities issued by governments or political subdivisions of governments. For purposes of this limitation, (i) loan participations are considered to be issued by both the issuing bank and the underlying corporate borrower; (ii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (iii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iv) supranational entities will be considered to be a separate industry.

3. Make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements, and (iii) engage in securities lending.

The foregoing percentages will apply at the time of the purchase of a security. Additional fundamental and non-fundamental investment limitations are set forth in the Statement of Additional Information.

THE ADVISOR

The Trust and LaSalle Street Capital Management, Ltd. (the "Advisor"), 10 South LaSalle Street, Suite 3701, Chicago, Illinois 60603 have entered into an advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Advisor makes the investment decisions for the assets of the Funds and continuously reviews, supervises and administers the Funds' investment programs, subject to the supervision of, and policies established by, the Trustees of the Trust. The Trust's shares are not sponsored, endorsed or guaranteed by, and do not constitute obligations or deposits of, the Advisor or LaSalle National Trust, N.A. or its affiliates or correspondents and are not insured by the FDIC or issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.

The Advisor is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .80% of the average daily net assets of the Value, Growth, Small Cap and Global Fixed Income Funds; 1.00% of the average daily net assets of the International Equity, TransEurope and Asian Tigers Funds; .70% of the average daily net assets of the Balanced Fund; .60% of the average daily net assets of the Fixed Income, Intermediate Government Fixed Income, Tax-Exempt Fixed Income and Limited Volatility Fixed Income Funds; .35% of the average daily net assets of the Treasury Money Market, Money Market and Tax-Exempt Money Market Funds; and .20% of the average daily net assets of the Government Money Market Fund. The advisory fee for the Value, Growth, Small Cap, International Equity, TransEurope, Asian Tigers and Global Fixed Income Funds is higher than those paid by most mutual funds, but are consistent with those paid by most mutual funds with similar objectives and policies.

For the fiscal year ended December 31, 1995, the Advisor received an advisory fee of .80% for the Value Fund, .80% for the Growth Fund, .80% for the Small Cap Fund, .70% for the Balanced Fund, 1.00% for the International Equity Fund, 1.00% for the Asian Tigers Fund, .51% for the Fixed Income Fund, .51% for the Intermediate Government Fixed Income Fund, .48% for the Tax-Exempt Fixed Income Fund, .80% for the Global Fixed Income Fund, .20% for the Tax-Exempt Money Market Fund, .20% for the Treasury Money Market Fund, .20% for the Government Money Market Fund and .21% for the Money Market Fund. The TransEurope Fund and Limited Volatility Fixed Income Fund had not commenced operations at fiscal year end.

LaSalle Street Capital Management, Ltd. was organized in March, 1991 under the laws of the state of Delaware. The Advisor manages assets for common and collective trusts, corporations, unions, governments, insurance companies and charitable organizations, and provides investment advisory services to LaSalle National Trust, N.A. As of December 31, 1995, total assets under management by the Advisor and LaSalle National Trust, N.A. were approximately $7.1 billion.

The Advisor is a wholly-owned subsidiary of LaSalle National Trust, N.A. LaSalle National Trust, N.A. is a subsidiary of LaSalle National Corporation, a bank holding company. LaSalle National Trust, N.A. administers $21.7 billion in assets. The Advisor is an indirect wholly-owned subsidiary of ABN AMRO Holding N.V., a Netherlands company.

Jac A. Cerney, Vice President of the Advisor, has served as portfolio manager to the Value and Balanced Funds since their inception. Mr. Cerney has been associated with the Advisor and its predecessor since April, 1990.

Keith Dibble, Senior Vice President of the Advisor, has served as portfolio manager to the Growth Fund since its inception. Mr. Dibble has been associated with the Advisor and its predecessor since 1987.

John F. Bonetti, Vice President of the Advisor, has served as portfolio manager of the Small Cap Fund since February, 1995. Mr. Bonetti has been associated with the Advisor and its predecessor since 1989.

T. Brian Gidley, Vice President of the Advisor, has served as portfolio manager to the Intermediate Government Fixed Income Fund, Limited Volatility Fixed Income Fund, Tax-Exempt Fixed Income Fund and Balanced Fund since their inception. Mr. Gidley has been associated with the Advisor since May, 1991.


Charles H. Self, III, Vice President of the Advisor, has served as portfolio manager of the Fixed Income Fund since October, 1995. Mr. Self joined the Advisor in October, 1995, prior to which, he served as a Vice President with CSI Asset Management from December, 1988 to July, 1995.

THE SUB-ADVISOR

ABN AMRO-NSM International Funds Management B.V. ("AANIFM" or the "Sub-Advisor"), Foppingadreef 22, P.O. Box 246, 1000 EA Amsterdam, the Netherlands, serves as the investment sub-advisor of the International Equity Fund, TransEurope Fund, Asian Tigers Fund and Global Fixed Income Fund pursuant to a Sub-Advisory Agreement with the Advisor. AANIFM is a holding company affiliate of the Advisor. Under the Sub-Advisory Agreement, AANIFM manages the Funds, selects investments and places all orders for purchases and sales of the Funds' securities, subject to the general supervision of the Trustees of the Trust and the Advisor. AANIFM has approximately $618 million under management, and manages two non-U.S. investment companies.

Gijs Dorresteijn, fund manager with the Sub-Advisor, has served as portfolio manager to the International Equity Fund since its inception. Mr. Dorresteijn has been associated with the Sub-Advisor and/or its parent since 1979.

Alex Ng has served as portfolio manager to the Asian Tigers Fund since July, 1995. Mr. Ng has been associated with the Sub-Advisor and/or its parent since 1988. Mr. Ng also serves as the Far East Director of Asset Management for a Hong Kong-based affiliate.

Wypke Postma, portfolio manager to the TransEurope Fund and Director of the Sub-Advisor, has been associated with the Sub-Advisor and/or its parent since 1984.

Roy Scheepe serves as portfolio manager to the Global Fixed Income Fund, and has worked with the Sub-Advisor since October, 1993. Mr. Scheepe has served as a portfolio manager with ABN AMRO Bank Asia from 1989 to October, 1991 and as director of ABN AMRO Bank Asset Management (Curacao) N.V. from October, 1991 to October, 1993.

For services provided and expenses incurred pursuant to the Sub-Advisory Agreement, AANIFM is entitled to receive from the Advisor a fee, which is computed daily and paid quarterly, at the annual rate of .50% of the average daily net assets of each of the International Equity Fund, TransEurope Fund and Asian Tigers Fund, and .40% of the average daily net assets of the Global Fixed Income Fund. The Sub-Advisor received fees from the Advisor of .50% for the Asian Tigers Fund and .40% for the Global Fixed Income Fund for the fiscal year ended December 31, 1995.

THE ADMINISTRATOR

SEI Financial Management Corporation (the "Administrator"), 680 East Swedesford Road, Wayne, Pennsylvania, 19087, a wholly-owned subsidiary of SEI Corporation ("SEI"), and the Trust are parties to an administration agreement (the "Administration Agreement"). Under the terms of the Administration Agreement, the Administrator provides the Trust with administrative services, other than investment advisory services, including all regulatory reporting, necessary office space, equipment, personnel, and facilities. The Administrator also serves as shareholder servicing agent for the Trust.

The Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .15% of the average daily net assets of the Funds.

The Administrator has voluntarily agreed to waive a portion of its fee from the International Equity, Asian Tigers, Global Fixed Income, Fixed Income, Intermediate Fixed Income and Money Market Funds in order to limit the total operating expenses of these Funds. The Administrator reserves the right, in its sole discretion, to terminate this waiver at any time.

THE TRANSFER AGENT

DST Systems, Inc., 210 W. Tenth Street, Kansas City, Missouri 64105, serves as the transfer agent, and dividend disbursing agent for the Trust. Compensation for these services is paid under a transfer agency agreement with the Trust.

THE DISTRIBUTOR

Rembrandt (R) Financial Services Company (the "Distributor"), 680 East Swedesford Road, Wayne, Pennsylvania 19087-1658, a subsidiary of SEI Financial Services Company, and the Trust are parties to a distribution agreement (the "Distribution Agreement"). The Investor Class shares of the Trust have a distribution plan dated December 31, 1992 (the "Investor Class Plan"). As provided in the Investor Class Plan, the Trust will pay a fee of .25% of the average daily net assets of the Investor Class shares of the Funds to the Distributor as compensation for its services. From this amount, the Distributor may make payments to financial institutions and intermediaries such as banks (including LaSalle National Trust, N.A.), savings and loan associations, insurance companies, and investment counselors, broker-dealers, and the Distributor's affiliates and subsidiaries as compensation for services, reimbursement of expenses incurred in connection with distribution assistance, or provision of Shareholder services. The Investor Class Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution or Shareholder service expenses incurred by the Distributor or the amount of payments made to financial institutions and intermediaries. The Funds may also execute brokerage or other agency transactions through an affiliate of the Advisor or through the Distributor for which the affiliate or the Distributor receives compensation.

The Trust Class shares of the Funds are offered without distribution fees to institutional investors, including customers of LaSalle National Trust, N.A., its affiliates and correspondent banks, for the investment of their own funds or funds for which they act in a fiduciary, agency or custodial capacity. It is possible that a financial institution may offer different classes of shares of the Funds to its customers and the shares of such customers may be assessed for different distribution expenses with respect to different classes of shares.

PURCHASE OF SHARES

Trust Class shares and Investor Class shares of the Funds are sold on a continuous basis and may be purchased directly from the Trust's Transfer Agent, DST Systems, Inc., 210 W. Tenth Street, Kansas City, Missouri 64105, either by mail, telephone or by wire. Shares may also be purchased through a broker-dealer which has established a dealer agreement with the Distributor. Shares of each Fund are offered only to residents of states in which the shares are eligible for purchase.

Purchases of Trust Class shares and Investor Class shares of the Funds may be made on days on which the New York Stock Exchange is open for business ("Business Days"). However shares may not be purchased by Federal Reserve wire on federal holidays restricting wire transfers. The minimum initial investment in the Investor Class is $2,000 ($1,000 minimum for Individual Retirement Accounts); however, the minimum investment may be waived at the Distributor's discretion. Subsequent purchases of Investor Class shares must be at least $100.

A purchase order for Trust Class shares of the Equity, Balanced and Fixed Income Funds will be effective as of the day received by the Transfer Agent if the Transfer Agent receives the order before 4:00 p.m., Eastern time. However, an order may be cancelled if the Custodian does not receive federal funds before 4:00 p.m., Eastern time on the next Business Day, and the investor could be liable for any fees or expenses incurred by the Trust. The purchase price of Trust Class shares of the Fund is the net asset value next determined after a purchase order is effective. An investor in Trust Class shares of a Fund may not purchase shares by check.

A purchase order for Investor Class shares of the Equity, Balanced and Fixed Income Funds will be effective as of the Business Day received by the Transfer Agent if the Transfer Agent receives the order and payment before 4:00 p.m., Eastern time. The purchase price of Investor Class shares of a Fund is the net asset value next determined after a purchase order is effective plus a sales load.

A purchase order for Trust Class shares or Investor Class shares of the Money Market Funds will be effective as of the day received by the Transfer Agent and eligible to receive dividends declared the same day if the Transfer Agent receives the order and the Custodian receives federal funds payment before 1:00 p.m., Eastern time on such day. Otherwise, the purchase order will be effective the next Business Day. The purchase price is the net asset value per share next computed after the order is received and accepted by the Trust. The net asset value per share is calculated as of 1:00 p.m., Eastern time each Business Day based on the amortized cost method described in the Statement of Additional Information.

The Trust reserves the right to reject a purchase order for Trust Class shares or Investor Class shares when the Trust or the Transfer Agent determines that it is not in the best interest of the Trust and/or its Shareholders to accept such order.

The net asset value per share of an Equity, Balanced or Fixed Income Fund is determined by dividing the total market value of the Fund's investments and other assets, less any liabilities, by the total number of outstanding shares of the Fund. Net asset value per share is determined as of the close of business of the New York Stock Exchange (currently, 4:00 p.m., Eastern time) on each Business Day. Purchases will be made in full and fractional shares of the Trust calculated to three decimal places. Although the methodology and procedures for determining net asset value are identical for both classes of a Fund, the net asset value per share of such classes may differ because of the distribution expenses charged to Investor Class shares.

BY MAIL

Investors may purchase shares of any Fund by completing and signing an Account Application form and mailing it, along with a check (or other negotiable bank instrument or money order) payable to "Rembrandt (R) Funds, (Fund Name)," to the Transfer Agent, 210 W. Tenth Street, Kansas City, Missouri 64141-6402. Subsequent purchases of shares may be made at any time by mailing a check (or other negotiable bank draft or money order) to the Transfer Agent.

Account Application forms can be obtained by calling 1-800-443-4725.

BY TELEPHONE

If an Account Application has been previously received, an investor may also purchase shares by telephone by calling 1-800-443-4725. With respect to the Investor Class shares, orders by telephone will not be executed until payment has been received. If a check received for purchase of Investor Class shares does not clear, the purchase will be canceled and the investor could be liable for any losses or fees incurred.

BY WIRE

Shareholders having an account with a commercial bank that is a member of the Federal Reserve System may purchase shares of any Fund by requesting their bank to transmit funds by wire to: United Missouri Bank of Kansas, N.A.; ABA #10-10-00695; for Account Number 98-7052-349-3; Further Credit: [Name of Fund]. The Shareholder's name and account number must be specified in the wire.

Initial Purchases: Before making an initial investment by wire, an investor must first telephone 1-800-443-4725 to be assigned an account number. The investor's name, account number, taxpayer identification number or Social Security number, and address must be specified in the wire. In addition, an Account Application should be promptly forwarded to: DST Systems, Inc., 210 W. Tenth Street, Kansas City, Missouri 64141-6402.

Subsequent Purchases: Additional investments may be made at any time through the wire procedures described above, which must include a Shareholder's name and account number. The investor's bank may impose a fee for investments by wire.

OTHER INFORMATION REGARDING PURCHASES

Shares may also be purchased through financial institutions, including LaSalle National Trust, N.A., which provide distribution assistance or Shareholder services to the Trust. Shares purchased by persons ("Customers") through financial institutions may be held of record by the financial institution. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the Transfer Agent for effectiveness the same day. Customers should contact their financial institution for information as to the institution's procedures for transmitting purchase, exchange or redemption orders to the Trust.

Customers who desire to transfer the registration of shares beneficially owned by them but held of record by a financial institution should contact the institution to accomplish such change. Other Shareholders who desire to transfer the registration of their shares should contact the Administrator.

Purchases may be made by direct deposit or Automated Clearing House ("ACH") transactions.

Depending upon the terms of a particular Customer account, a financial institution may charge a Customer account fees. Information concerning these services and any charges will be provided to the Customer by the financial institution.

No certificates representing shares will be issued.

Pursuant to guidelines adopted and monitored by the Trustees of the Trust, the Funds may use a pricing service to provide market quotations. A pricing service may use a matrix system of valuation to value fixed income securities which considers factors such as securities prices, call features, ratings, and developments related to a specific security.

SALES CHARGES

The following table shows the regular sales charge on Investor Class shares of the Equity, Balanced and Fixed Income Funds to a "single purchaser" (defined below) together with the sales charge reallowed to certain financial institutions (the "reallowance").

                                       SALES CHARGE SALES CHARGE
                                           AS A         AS A
                                        PERCENTAGE   PERCENTAGE  REALLOWANCE AS
   AMOUNT                              OF OFFERING     OF NET    PERCENTAGE OF
     OF                                 PRICE PER      AMOUNT    OFFERING PRICE
  PURCHASE                                SHARE       INVESTED     PER SHARE
  --------                             ------------ ------------ --------------
Less than $100,000....................     4.50%        4.71%         4.05%
$100,000 but less than $250,000.......     3.50%        3.63%         3.15%
$250,000 but less than $500,000.......     3.00%        3.09%         2.70%
$500,000 and above....................     1.00%        1.01%         0.90%

The sales charge shown in the table is the maximum sales charge that applies to sales through financial institutions. Under certain circumstances, reallowances of up to the entire amount of the sales charge may be paid to certain financial institutions, who might then be deemed to be "underwriters" under the Securities Act of 1933. Commission rates may vary among the Funds.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from the sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to dealers selling shares of the Funds.

AUTOMATIC INVESTMENT PLAN

A Shareholder may also arrange for periodic additional investments in the Investor Class shares of Funds through automatic deductions by ACH from a checking account by completing an Automatic Investment Plan ("AIP") Application Form. The minimum pre-authorized investment amount is $50 per month. An AIP Application Form may be obtained by calling 1-800-443-4725.

ELIGIBILITY FOR REDUCED SALES CHARGE

RIGHTS OF ACCUMULATION

Investors in Investor Class shares of the Equity and Fixed Income Funds will be entitled to lower, graduated sales charges if the investors' total investment in a Fund exceeds certain thresholds. In calculating the sales charge rates applicable to current purchases of Investor Class shares of the Equity and Fixed Income Funds, a "single purchaser" is entitled to cumulate current purchases with the current market value of previously purchased shares of the Fund and the other eligible funds (the "Eligible Funds") which are sold subject to a comparable sales charge.

The term "single purchaser" refers to (i) an individual, (ii) an individual and spouse purchasing shares of the Funds for their own account or for trust or custodial accounts for their minor children, or (iii) a fiduciary purchasing for any one trust, estate or fiduciary account, including employee benefit plans created under Sections 401 or 457 of the Internal Revenue Code of 1986, as amended (the "Code") including related plans of the same employer.

To be entitled to a reduced sales charge based upon shares already owned, the investor must ask the Transfer Agent for such reduction at the time of purchase and provide the account number(s) of the investor, and, as applicable, the investor and spouse, and/or their minor children. The Funds may amend or terminate this right of accumulation at any time as to purchases thereafter.

LETTER OF INTENT

By submitting a Letter of Intent (the "Letter") to the Transfer Agent, a "single purchaser" may purchase shares of the Fund and the other Eligible Funds during a 13-month period at the reduced sales charge rates applying to the aggregate amount of the intended purchases stated in the Letter. The Letter may apply to purchases made up to 90 days before the date of the Letter. To receive credit for such prior purchases and later purchases benefitting from the Letter, the Shareholder must notify the Transfer Agent at the time the Letter is submitted that there are prior purchases that may apply, and, at the time of later purchases, notify the Transfer Agent that such purchases are applicable under the Letter.

OTHER CIRCUMSTANCES

No sales charge is imposed on shares of the Funds: (i) issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Trust is a party; (ii) sold to dealers or brokers that have a sales agreement with the Distributor, for their own account or for retirement plans for their employees; (iii) or sold to employees (and their spouses) of dealers or brokers that certify to the Transfer Agent at the time of purchase that such purchase is for their own account (or for the benefit of such employees' minor children); (iv) in aggregate purchases of $1 million or more by tax exempt organizations enumerated in Section 501(c) of the Code, or employee benefit plans created under Sections 401 or 457 of the Code; (v) sold to employees (and their spouses) of the Advisor and its affiliates or sold to retired employees of ABN AMRO Holding N.V. and its affiliates and subsidiaries; (vi) which are purchased with the proceeds of trust or employee benefit plan distributions for which the Advisor and its affiliates act in a fiduciary capacity; (vii) which are sold to the participants in a 401(k) Plan that is a shareholder of any Fund. In addition, no sales charge is imposed on any exchange of Trust Class shares for Investor Class shares of the same Fund; or (viii) which are sold through broker-dealers who provide mutual fund transaction services, and who have entered into an arrangement with the Distributor relating to waivers of sales charges (for more information, please see the Statement of Additional Information). Certain broker-dealers who provide such mutual fund transaction services may charge a fee for this service.

EXCHANGE PRIVILEGES

Some or all of the shares of the Funds for which payment has been received (i.e., an established account) may be exchanged for shares, at their net asset value, of other Funds within the Trust with similar or lower sales charges or for shares of other Funds within the Trust which do not have sales charges. Any Shareholder or Customer who wishes to make an exchange must have received a current prospectus of the Fund in which he or she wishes to invest before the exchange will be effected. For an established account, exchanges will be made only after instructions in writing or by telephone (an "Exchange Request") are received by the Transfer Agent. The exchange privilege may be exercised only in those states where the class of shares of such other Funds of the Trust may legally be sold.

To exchange shares held of record by LaSalle National Trust, N.A., but beneficially owned by a Customer, the Customer should contact LaSalle National Trust, N.A., who will contact the Transfer Agent and effect the exchange on behalf of the Customer.

If an Exchange Request in good order is received by the Transfer Agent by 4:00 p.m., Eastern time, on any Business Day, the exchange usually will occur on that day.

REDEMPTION OF SHARES

Shareholders may redeem their shares on any Business Day by contacting their broker-dealer or financial institution. Otherwise, shares may be redeemed by mail or by telephone. However, shares may not be redeemed by Federal Reserve wire on federal holidays restricting wire transfers. Redemption orders for the Equity, Balanced and Fixed Income Funds must be received by 4:00 p.m., Eastern time.

Redemption orders for the Money Market Funds must be received by 1:00 p.m. Eastern time.

BY MAIL

A written request for redemption must be received by the Transfer Agent in order to constitute a valid request for redemption. The Transfer Agent may require that the signature on the written request be guaranteed by a bank which is a member of the Federal Deposit Insurance Corporation, a trust company, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association. The signature guarantee requirement will be waived if all of the following conditions apply:
(1) the redemption is for $5,000 worth of shares or less, (2) the redemption check is payable to the Shareholder(s) of record, and (3) the redemption check is mailed to the Shareholder(s) at the address of record. The Shareholder may also have the proceeds mailed to a commercial bank account previously designated on the Account Application or by written instruction to the Transfer Agent. There is no charge for having redemption requests mailed to a designated bank account.

BY TELEPHONE

Shares may be redeemed by telephone if the Shareholder elects that option on the Account Application. The Shareholder may have the proceeds mailed to his or her address or mailed or wired to a commercial bank account previously designated on the Account Application. Under most circumstances, payments will be transmitted on the next Business Day following receipt of a valid request for redemption. Wire transfer redemption requests may be made by the Shareholder by calling the Transfer Agent at 1-800-443-4725, who will deduct a wire charge of $10.00 from the amount of the redemption. Trust Class Shareholders may have proceeds of redemptions wired without payment of the wire charge. Neither the Trust nor the Transfer Agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Trust and the Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions. If market conditions are extraordinarily active, or other extraordinary circumstances exist, and a Shareholder experiences difficulties placing redemption orders by telephone, the Shareholder may wish to consider placing the order by other means. Shareholders may not close their accounts by telephone.

OTHER INFORMATION REGARDING REDEMPTIONS

All redemption orders are effected at the net asset value per share next determined after receipt of a valid request for redemption, as described above. Payment to Shareholders for shares redeemed will be made within seven days after receipt by the Transfer Agent of the valid request for redemption.

At various times, a Fund may be requested to redeem shares for which it has not yet received good payment. In such circumstances, the forwarding of proceeds may be delayed for 10 or more days only until payment has been collected for the purchase of such shares. The Funds intend to pay cash for all shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities with a market value equal to the redemption price. In such cases, a Shareholder may incur brokerage costs in converting such securities to cash.

Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem, at net asset value, the shares of any Shareholder if, because of redemptions of shares by or on behalf of the Shareholder, the account of such Shareholder in any Fund has a value of less than $1,000. Accordingly, an investor purchasing shares of any Fund in only the minimum investment amount may be subject to such involuntary redemption if he or she thereafter redeems any of these shares. Before any Fund exercises its right to redeem such shares and to send the proceeds to the Shareholder, the

Shareholder will be given notice that the value of the shares in his or her account is less than the minimum amount and will be allowed 60 days to make an additional investment in such Fund in an amount which will increase the value of the account to at least $1,000. There is no charge for an involuntary redemption.

See "Purchase and Redemption of Shares" in the Statement of Additional Information for examples of when the right of redemption may be suspended.

SYSTEMATIC WITHDRAWAL PLAN

The Funds offer a Systematic Withdrawal Plan ("SWP") which may be utilized by Investor Class Shareholders who wish to receive regular distributions from their account. Upon commencement of the SWP, the account must have a current value of $5,000 or more. Shareholders may elect to receive automatic payments via check or ACH of $50 or more on a monthly, quarterly, semi-annual or annual basis. A SWP Application Form may be obtained by calling 1-800-443-4725.

Shareholders should realize that if withdrawals exceed income dividends, their invested principal in the account will be depleted. Thus, depending on the frequency and amounts of the withdrawal payments and/or any fluctuations in the net asset value per share, their original investment could be exhausted entirely. To participate in the SWP, Shareholders must have their dividends automatically reinvested. Shareholders may change or cancel the SWP at any time, upon written notice to the Transfer Agent. It is generally not in the best interest of shareholders in the SWP to acquire additional shares if they would have to pay a sales load in connection with such purchases.

CHECKWRITING

CHECKWRITING SERVICE (MONEY MARKET FUNDS)

CheckWriting Service is offered free of charge to Investor Class Shareholders in the Money Market Funds. An Investor Class Shareholder in any Money Market Fund may redeem shares by writing checks on his or her account for $500 or more. Once a Shareholder has signed and returned a signature card, he or she will receive a supply of checks. A check may be made payable to any person, and the Shareholder's account will continue to earn dividends until the check clears.

Because of the difficulty of determining in advance the exact value of a Fund account, a Shareholder may not use a check to close his or her account. The checks are free, but a Shareholder's account will be charged a fee for stopping payment of a check upon a Shareholder's request or if the check cannot be honored because of insufficient funds or other valid reasons.

PERFORMANCE

THE EQUITY, BALANCED AND FIXED INCOME FUNDS

From time to time, the Funds may advertise yield and total return. These figures will be based on historical earnings, and are not intended to indicate future performance. The yield of a Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the same amount of income generated by the investment during that period is generated in each 30-day period over one year, and is shown as a percentage of the investment.

The total return of a Fund refers to the average compounded rate of return on a hypothetical investment, net of any sales charge imposed on Investor Class shares, for designated time periods (including, but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions. The total return of a Fund may also be quoted as a dollar amount or on an aggregate basis, an actual basis, without inclusion of any sales charge, or with a reduced sales charge in advertisements distributed to investors entitled to a reduced sales charge.

THE MONEY MARKET FUNDS

From time to time a Fund may advertise its "current yield" and "effective compound yield". Both yield figures are based on historical earnings and are not intended to indicate future performance. The "current yield" of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized". That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective compound yield" is calculated similarly, but when annualized, the income earned by an investment in a Fund is assumed to be reinvested. The Tax-Exempt Money Market Fund may also advertise a "tax-equivalent yield", which is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Tax-Exempt Money Market Fund's yield, assuming certain tax brackets for a Shareholder. The "effective compound yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment.

ALL FUNDS

A Fund may periodically compare its performance to that of other mutual funds tracked by mutual fund rating services (such as Lipper Analytical Securities Corp.) or by financial and business publications and periodicals, broad groups of comparable mutual funds or unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs. A Fund may quote services such as Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance, and Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. A Fund may use long-term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. A Fund may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

A Fund may quote various measures of volatility and benchmark correlation in advertising, and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate the validity of a comparative benchmark. Measures of volatility and correlation are calculated using averages of historical data and cannot be precisely calculated.

The performance of Trust Class shares will normally be higher than for Investor Class shares because the Trust Class is not subject to distribution expenses charged to the Investor Class shares.

Additional performance information is set forth in the 1995 Annual Report to Shareholders, and is available upon request and without charge by calling 1-800-443-4725.

TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial, or administrative action. No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of a Fund or its Shareholders. Accordingly, Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state, and local income taxes. State and local tax consequences on an investment in a Fund may differ from the federal income tax consequences described below. Additional information concerning taxes is set forth in the Statement of Additional Information.

TAX STATUS OF THE FUNDS

Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other Funds. Each Fund intends to qualify for the special tax treatment afforded regulated investment companies as defined under Subchapter M of the Internal Revenue Code of 1986, as amended. As long as each Fund qualifies for this special tax treatment, it will be relieved of federal income tax on that part of its net investment income and net capital gains (the excess of net long-term capital gain over net short-term capital loss) which is distributed to Shareholders.

TAX STATUS OF DISTRIBUTIONS

Each Fund will distribute all of its net investment income (including, for this purpose, net short-term capital gain) to Shareholders. Dividends from net investment income will be taxable to Shareholders as ordinary income whether received in cash or in additional shares. Any net capital gains will be distributed annually and will be taxed to Shareholders as long-term capital gains, regardless of how long the Shareholder has held shares and regardless of whether the distributions are received in cash or in additional shares. Each Fund will make annual reports to Shareholders of the federal income tax status of all distributions.

Certain securities purchased by a Fund (such as STRIPS, TRs, TIGRs and CATS, defined in "Description of Permitted Investments and Risk Factors"), are sold at original issue discount, and thus do not make periodic cash interest payments. Each Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its Shareholders, a Fund may have to sell portfolio securities to distribute such imputed income, which may occur at a time when the Advisor would not have chosen to sell such securities and which may result in a taxable gain or loss.

Income received on direct U.S. obligations is exempt from tax at the state level when received directly by a Fund and may be exempt, depending on the state, when received by a Shareholder as income dividends from the Fund, provided certain State-specific conditions are satisfied. Each Fund will inform Shareholders annually of the percentage of income and distributions derived from direct U.S. Treasury obligations. Shareholders should consult their tax advisors to determine whether any portion of the income dividends received from a Fund is considered tax exempt in their particular state.

Dividends declared by a Fund in October, November or December of any year and payable to Shareholders of record on a date in that month will be deemed to have been paid by the Fund and received by the Shareholder on December 31 of that year, if paid by the Fund at any time during the following January.

Each Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies.

Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The International Equity Fund, TransEurope Fund, Asian Tigers Fund and Global Fixed Income Fund expect to be able to elect to treat Shareholders as having paid their proportionate share of such foreign taxes.

As a general rule, dividends (not capital gain dividends) paid by a Fund, to the extent derived from dividends received from domestic corporations, will, provided certain conditions are met, qualify for the dividends received deduction for Corporate Shareholders.

Dividends and distributions of capital gains paid by the Fixed Income Funds and distributions of capital gains paid by the Balanced Fund do not qualify for the dividends received deduction for corporate Shareholders. As a general rule, dividends paid by the Balanced Fund, to the extent derived from dividends received from domestic corporations, will, provided certain conditions are met, qualify for the dividends received deduction for corporate Shareholders.

The Tax-Exempt Fixed Income Fund intends to qualify to pay "exempt interest dividends" by satisfying the Code's requirement that at the close of each quarter of its taxable year at least 50 percent of the value of its total assets consists of obligations, the interest on which is exempt from federal income tax. So long as this and certain other requirements are met, dividends of the Tax-Exempt Fixed Income Fund's net tax-exempt interest income will be exempt interest dividends, which are exempt from federal income tax in the hands of the Shareholders of the Fund, but may have alternative minimum tax consequences. See the Statement of Additional Information..

Current federal income tax laws limit the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect on the ability of the Tax-Exempt Fixed Income Fund and the Tax-Exempt Money Market Fund to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of "exempt interest dividends." Current federal tax law also makes interest on certain tax-exempt bonds a tax preference item for purposes of the individual and corporate alternative minimum tax. Accordingly, municipal funds may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" of facilities financed by private activity bonds or certain industrial development bonds. "Substantial user" is defined generally as including a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of industrial development bonds.

Interest on indebtedness incurred by Shareholders to purchase or carry shares of the Tax-Exempt Fixed Income Fund and the Tax-Exempt Money Market Fund is generally not deductible for federal income tax purposes.

Each sale, exchange, or redemption of Fund shares is a taxable event to the Shareholder.

GENERAL INFORMATION

THE TRUST

The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated September 17, 1992, and amended September 28, 1992 and October 20, 1992. The Declaration of Trust permits the Trust to offer shares of separate funds and different classes of each fund. The Trust consists of the following funds: Money Market Fund, Government Money Market Fund, Treasury Money Market Fund, Tax-Exempt Money Market Fund, Fixed Income Fund, Intermediate Government Fixed Income Fund, Tax-Exempt Fixed Income Fund, Global Fixed Income Fund, Limited Volatility Fixed Income Fund, Latin America Equity Fund, Value Fund, Growth Fund, Small Cap Fund, International Equity Fund, TransEurope Fund, Asian Tigers Fund and Balanced Fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong to that fund, and would be subject to liabilities related thereto. The Trust reserves the right to create and issue shares of additional funds. As of December 31, 1995, the Latin America Equity, Limited Volatility Fixed Income and TransEurope Funds had not commenced operations.

The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to Shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses. See "Financial Highlights" for more information regarding the Trust's expenses.

TRUSTEES OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management, administrative and Shareholder services to the Trust.

VOTING RIGHTS

Each share held entitles the Shareholder of record to one vote. Shareholders of each fund or class will vote separately on matters relating solely to that fund or class. As a Massachusetts business trust, the Trust is not required to hold annual meetings of Shareholders, but meetings of Shareholders will be held from time to time to seek approval for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by Shareholders at a special meeting called upon written request of Shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the Shareholders requesting the meeting.

REPORTING

The Trust issues unaudited financial information semi-annually and audited financial statements annually. The Trust furnishes periodic reports to Shareholders of record, and, as necessary, proxy statements for Shareholder meetings.

SHAREHOLDER INQUIRIES

Shareholder inquiries should be directed to the Administrator, 680 East Swedesford Road, Wayne, Pennsylvania, 19087-1658, at 1-800-443-4725.

DIVIDENDS

Substantially all of the net investment income (not including capital gains) of the Value, Growth, Small Cap, Balanced, Fixed Income, Intermediate Government Fixed Income, Tax-Exempt Fixed Income and Limited Liability Fixed Income Funds is distributed in the form of monthly dividends, and that of the International Equity, TransEurope, Asian Tigers and Global Fixed Income Funds is distributed in the form of dividends at least annually. Shareholders who own shares at the close of business on the record date will be entitled to receive the dividend. Currently, capital gains of the Funds, if any, will be distributed at least annually.

The net investment income (exclusive of capital gains) of each of the Money Market Funds is distributed in the form of dividends, which are declared daily and distributed monthly to Shareholders. Currently, capital gains of the Funds, if any, will be distributed at least annually.

Shareholders automatically receive all income dividends and capital gain distributions in additional shares at the net asset value next determined following the record date, unless the Shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Transfer Agent at least 15 days prior to the distribution.

Dividends and distributions of the Funds are paid on a per-share basis. The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a dividend or the distribution of capital gains, a Shareholder will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution. The amount of dividends payable on Trust Class shares will typically be higher than the dividends payable on the Investor Class shares because of the distribution expenses charged to Investor Class shares.

The Trust believes that as of February 15, 1996, LaSalle National Trust, N.A. and its affiliates owned of record or beneficially, substantially all of the Trust Class shares of the Value, Growth, Small Cap, International Equity, Asian Tigers, Balanced, Fixed Income, Intermediate Government Fixed Income, Tax-Exempt Fixed Income, Global Fixed Income, Treasury Money Market, Government Money Market, Money Market and Tax-Exempt Money Market Funds. As a consequence, LaSalle National Trust, N.A. may be deemed to "control" these Funds within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act").

COUNSEL AND AUDITORS

Morgan, Lewis & Bockius LLP serves as counsel to the Trust. Ernst & Young LLP serves as the independent auditors of the Trust.

CUSTODIAN

CoreStates Bank, N.A., Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101, acts as Custodian of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following is a description of certain of the permitted investments and risk factors for the Funds:

AMERICAN DEPOSITARY RECEIPTS ("ADRs")--ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

ASSET-BACKED SECURITIES (Non-mortgage)--Asset-backed securities consist of securities secured by company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for purpose of owning such assets and issuing such debt. A Fund may invest in other asset-backed securities that may be created in the future if the Advisor determines they are suitable.

Principal and Interest on non-mortgage asset-backed securities may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of non-mortgage asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, unlike most other asset-backed securities, credit card receivables are unsecured obligations of the card holder.

BANKERS' ACCEPTANCES--Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

BANK INVESTMENT CONTRACTS ("BICs")--BICs are contracts issued by U.S. banks and savings and loan institutions. Pursuant to such contracts, a Fund makes cash contributions to a deposit fund of the general account of the bank or savings and loan institution. The bank or savings and loan institution then credits to the Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate. A BIC provides that this guaranteed interest will not be less than a certain minimum rate.

Generally, BICs are not assignable or transferable without the permission of the issuing bank or savings and loan institution. For this reason, an active secondary market in BICs does not currently exist. Therefore, BICs are considered to be illiquid investments.

CERTIFICATES OF DEPOSIT--Certificates of deposit are interest bearing instrument with a specific maturity.

Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER--Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary from a few to 270 days.

CONVERTIBLE SECURITIES--Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

DOLLAR ROLLS--Dollar roll transactions consist of the sale by a Fund of mortgage-backed securities to a bank or broker-dealer, together with a commitment to purchase similar, but not necessarily identical, securities at a future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities to arrive at an implied borrowing (reverse repurchase) rate. Alternatively, the sale and purchase transactions which constitute the dollar roll can be executed at the same price, with the Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed after cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security.

If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund's right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security that the Fund is required to repurchase may be worth less than the security that the Fund originally held; and the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

EQUITY SECURITIES--Investments in common stocks are subject to market risks which may cause their prices to fluctuate over time. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities but will not affect a Fund's net asset value.

FORWARD FOREIGN CURRENCY CONTRACTS--A forward contract involves an obligation to purchase or sell a specific currency amount at a future date, agreed upon by the parties, at a price set at the time of the contract. A Portfolio may also enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Portfolio's securities denominated in such foreign currency.

At the maturity of a forward contract, the Portfolio may either sell a portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader, obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Portfolio may realize a gain or loss from currency transactions.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS--Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Portfolio may use futures contracts and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. A Portfolio will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges. In addition, a Portfolio will only sell covered futures contracts and options on futures contracts.

Stock and bond index futures are futures contracts for various stock and bond indices that are traded on registered securities exchanges. Stock and bond index futures contracts obligate the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock or bond index at the close of the last trading day of the contract and the price at which the agreement is made.

Stock and bond index futures contracts are bilateral agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock or bond index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the stocks or bonds comprising the Index is made; generally contracts are closed out prior to the expiration date of the contract.

No price is paid upon entering into futures contracts. Instead, a Portfolio would be required to deposit an amount of cash or U.S. Treasury securities known as "initial margin." Subsequent payments, called "variation margin," to and from the broker, would be made on a daily basis as the value of the futures position varies (a process known as "marking to market"). The margin is in the nature of a performance bond or good-faith deposit on a futures contract.

Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of the funds and sellers to obtain a fixed rate for borrowings.

There are risks associated with these activities, including the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Portfolio and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and futures options.

A Portfolio may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), as long as, to the extent that such transactions are not for "bona fide hedging purposes," the aggregate initial margin and premiums on such positions (excluding the amount by which such options are in the money) do not exceed 5% of a Portfolio's net assets. A Portfolio may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce a Portfolio's exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Portfolio's return.

In order to avoid leveraging and related risks, when a Portfolio purchases futures contracts, it will collateralize its position by depositing an amount of cash or cash equivalents, equal to the market value of the futures positions held, less margin deposits, in a segregated account with the Trust's custodian. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

GUARANTEED INVESTMENT CONTRACTS ("GICs")--GICs are contracts issued by U.S. insurance companies. Pursuant to such contracts, the Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate. A GIC provides that this guaranteed interest will not be less than a certain minimum rate. Generally, a GIC allows purchasers the option of buying an annuity with the monies accumulated under the contract.

A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the issuer, and the contract is paid at maturity from the general assets of the issuer.

Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies. For this reason, an active secondary market in GICs does not currently exist. Therefore, GICs are considered by a Fund to be illiquid investments.

ILLIQUID SECURITIES--Illiquid securities are securities that cannot be disposed of within 7 business days at approximately the price at which they are being carried on a Fund's books. An illiquid security includes a demand instrument with a demand notice period exceeding 7 days, if there is no secondary market for such security, and repurchase agreements with durations (or maturities) over 7 days in length.

LOAN PARTICIPATIONS--Loan participations are interests in loans to U.S. corporations which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member ("intermediary bank"). In a loan participation, the borrower corporation will be deemed to be the issuer of the participation interest except to the extent the Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risks generally associated with the underlying corporate borrower. In the event of the bankruptcy or insolvency of the corporate borrower, a loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying corporate borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of such borrower. Under the terms of a loan participation, the Fund may be regarded as a creditor of the intermediary bank, (rather than of the underlying corporate borrower), so that the Fund may also be subject to the risk that the intermediary bank may become insolvent. The secondary market, if any, for these loan participations is limited and any such participation purchased by a Fund may be regarded as illiquid.

MORTGAGE-BACKED SECURITIES--Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages, and adjustable rate mortgages. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Prepayment of mortgages which underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue.

Government Pass-Through Securities: These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, FNMA and FHLMC. FNMA and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but FNMA and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, FNMA and FHLMC each guarantees timely distributions of interest to certificate holders. GNMA and FNMA also each guarantees timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities

(FHLMC Gold PCs) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

Private Pass-Through Securities: These are mortgage-backed securities issued by a non-governmental entity, such as a trust or corporation. These securities include collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs") that are rated in one of the top two rating categories. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

Collateralized Mortgage Obligations ("CMOs"): CMOs are debt obligations or multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. Government or by private originators or investors in mortgage loans. In a CMO, series of bonds or certificates are usually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Each class of a CMO, often referred to as a "tranche," is issued with a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier then their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid.

REMICs: A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by FNMA or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or FNMA, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates. FNMA REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by FNMA.

Stripped Mortgage-Backed Securities ("SMBs"): SMBs are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments and is thus termed an interest-only class ("IO"), while the other class may receive all of the principal payments and is thus termed the principal-only class ("PO"). The value of IOs tends to increase as rates rise and decrease as rates fall; the opposite is true of POs. SMBs are extremely sensitive to changes in interest rates because of the impact thereon of prepayment of principal on the underlying mortgage securities. The market for SMBs is not as fully developed as other markets; SMBs therefore may be illiquid.

The Fund also may invest in parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date, but may be retired earlier. PAC Bonds generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

Due to prepayments of the underlying mortgage instruments, mortgage-backed securities do not have a known actual maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. The Advisor believes that the estimated average life is the most appropriate measure of the maturity of a mortgage-backed security. Accordingly, in order to determine the average maturity of a Fund, the Advisor will use an estimate of the average life of a mortgage-backed security. An average life estimate is a function of an assumption regarding anticipated prepayment patterns. The assumption is based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants could produce somewhat different average life estimates with regard to the same security. There can be no assurance that the average life as estimated by the Advisor will be the actual average life.

MUNICIPAL SECURITIES--Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair, or improvement of privately operated facilities. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility; tolls from a toll bridge for example. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Municipal securities include both municipal notes and municipal bonds. Municipal notes include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes, and construction loan notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds.

OBLIGATIONS OF SUPRANATIONAL ENTITIES--Supranational entities are entities established through the joint participation of several governments, and include the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank.

OPTIONS--A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

A Fund may purchase put and call options to protect against a decline in the market value of the securities in its portfolio or to protect against an increase in the cost of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write covered put and call options as a means of increasing the yield on its portfolio and as a means of providing limited protection against decreases in its market value. When a Fund sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the Securities and Exchange Commission that OTC options are illiquid.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency. With respect to put options on foreign currency written by a Fund, the Fund will establish a segregated account with its custodian bank consisting of cash or liquid, high grade debt securities in an amount equal to the amount the Fund would be required to pay upon exercise of the put.

A Fund may purchase and write put and call options on indices and enter into related closing transactions. Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. A Fund may choose to terminate an option position by entering into a closing transaction. The ability of a Fund to enter into closing transactions depends upon the existence of a liquid secondary market for such transactions.

All options written on indices must be covered. When a Fund writes an option on an index, it will establish a segregated account containing cash or liquid high grade debt securities with its custodian in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

Risk Factors. Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

RECEIPTS--TRs, TIGRs, CATS and STRIPS--Receipts are interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks and brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), "Certificates of Accrual on Treasury Securities" ("CATS") and "Separately Traded Registered Interest and Principal Securities" ("STRIPS"). TIGRs and CATS are interests in private proprietary accounts, TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. STRIPS, TRs, TIGRs AND CATS are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is amortized over the life of the security, and such amortization will constitute the income earned on the security for both accounting and tax purposes. Because of these features, receipts may be subject to greater price volatility than interest paying U.S. Treasury Obligations. See also "Taxes".

REPURCHASE AGREEMENTS--Repurchase agreements are agreements by which a Fund obtains a security and simultaneously commits to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The Fund or its agent will have actual or constructive possession of the securities held as collateral for the repurchase agreement. Collateral must be maintained at a value at least equal to 100% of the purchase price. The Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from exercising its right to dispose of the collateral securities or if the Fund realizes a loss on the sale of the collateral securities. A Fund will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the 1940 Act, as well as for federal and state income tax purposes.

RESTRAINTS ON INVESTMENTS BY MONEY MARKET FUNDS--Investments by each Fund are subject to limitations imposed under regulations adopted by the SEC. Under these regulations, money market funds may acquire only obligations that present minimal credit risks and that are "eligible securities," which means they are
(i) rated, at the time of investment, by at least two NRSROs (one if it is the only organization rating such obligation) in the highest short-term rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or (ii) rated according to the foregoing criteria in the second highest short-term rating category or, if unrated, determined to be of comparable quality ("second tier security"). A security is not considered to be unrated if its issuer has outstanding obligations of comparable priority and security that have a short-term rating. The Advisor will determine that an obligation presents minimal credit risks or that unrated instruments are of comparable quality in accordance with guidelines established by the Trustees. In addition, in the case of taxable money market funds, investments in second tier securities are subject to the further constraints that (i) no more than 5% of a Fund's assets may be invested in such securities in the aggregate, and
(ii) any investment in such securities of one issuer is limited to the greater of 1% of the Fund's total assets or $1 million. A taxable money market fund may hold up to 25% its assets in first tier securities of a single issuer for three Business Days.

RESTRICTED SECURITIES--Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933 or an exemption from registration.

SECURITIES LENDING--In order to generate additional income, a Fund may lend the securities in which it is invested pursuant to agreements requiring that the loan be continuously secured by collateral consisting of cash, securities of the U.S. Government or its agencies equal at all times to 100% of the market value plus accrued interest of the loaned securities. Collateral is marked to market daily. A Fund continues to receive interest on the loaned securities while simultaneously earning interest on the investment of cash collateral in U.S. Government securities. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially.

SECURITIES OF FOREIGN ISSUERS--There are certain risks connected with investing in foreign securities, including risks of adverse political and economic developments (including possible governmental seizure or nationalization of assets), the possible imposition of exchange controls or other governmental restrictions, less uniformity in accounting and reporting requirements, the possibility that there will be less information on such securities and their issuers available to the public, the difficulty of obtaining or enforcing court judgments abroad, restrictions on foreign investments in other jurisdictions, difficulties in effecting repatriation of capital invested abroad, and difficulties in transaction settlements and the effect of delay on shareholder equity. Foreign securities may be subject to foreign taxes, and may be less marketable than comparable U.S. securities. The value of a Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and a Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by a Fund.

STANDBY COMMITMENTS AND PUTS--Securities subject to standby commitments or puts permit the holder thereof to sell the securities at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable; therefore, the standby commitment or put would only have value to the Fund owning the security to which it relates. In certain cases, a premium may be paid for a standby commitment or put, which premium will have the effect of reducing the yield otherwise payable on the underlying security. The Fund will limit standby commitment or put transactions to institutions believed to present minimal credit risk.

STOCK INDEX FUTURES--Futures contracts for various stock indices are traded on registered securities exchanges. Stock index futures may be used by a Fund from time to time as the Advisor deems it to be appropriate. Futures will be used for hedging purposes and will not be engaged in for speculative purposes or to leverage a Fund's net assets. A Fund may enter into futures contracts provided that no more than 5% of the Fund's net assets are required as a futures contract margin deposit.

A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.

The primary risks associated with the use of stock index futures are: (i) imperfect correlation between the change in market value of the stocks held by a Fund and the prices of futures contracts; and (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures position when desired.

SWAPS, CAPS, FLOORS AND COLLARS--Interest rate swaps, mortgage swaps, currency swaps and other types of swap agreements such as caps, floors and collars are designed to permit the purchaser to preserve a return or spread on a particular investment or portion of its portfolio, and to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specific period of time. If a swap agreement provides for payment in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specific interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risk assumed. As a result, swaps can be highly volatile and have a considerable impact on the Fund's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. Any obligation the Fund may have under these types of arrangements will be covered by setting aside liquid, high grade debt securities in a segregated account. The Fund will enter into swaps only with counterparties believed to be creditworthy.

TIME DEPOSITS--Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities.

U.S. GOVERNMENT AGENCY OBLIGATIONS--Obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., Government National Mortgage Association Securities), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank Securities), while still others are supported only by the credit of the instrumentality (e.g., Federal National Mortgage Association Securities). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

U.S. TREASURY OBLIGATIONS--U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury, as well as separately traded interest and principal component parts of such obligations known as Separately Traded Registered Interest and Principal Securities ("STRIPS") that are transferable through the Federal book-entry system.

VARIABLE AND FLOATING RATE INSTRUMENTS--Certain obligations may carry variable or floating rates of interest, and may involve conditional or unconditional demand features. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WARRANTS--Warrants are instruments giving holders the right, but not the obligation, to buy shares of a company at a given price during a specified period.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES--When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The Fund will maintain with the Custodian a separate account with liquid, high grade debt securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuations due to changes in market interest rates, and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

REMBRANDT FUNDS(R)

                   Investment Advisor:
                    LASALLE STREET CAPITAL MANAGEMENT, LTD.
                   Investment Sub-Advisor:
                    ABN AMRO-NSM International Funds Management B.V.

Rembrandt Funds(R) (the "Trust") is a mutual fund that offers a convenient means of investing in one or more professionally managed portfolios of securities. This prospectus relates to the Trust Class shares and Investor Class shares of the following Fund:

                          - Latin America Equity Fund

Trust Class shares of the Trust are offered primarily to institutional investors, including customers of LaSalle National Trust, N.A. its affiliates and correspondents for the investment of their own funds or funds for which they act in a fiduciary, agency or custodial capacity. Investor Class shares are offered primarily to individuals and institutional accounts for which LaSalle National Trust, N.A. does not act in a fiduciary, agency or custodial capacity. Investors in the Trust Class shares and investors in the Investor Class shares are referred to hereinafter as "Shareholders".

THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, INCLUDING LASALLE NATIONAL TRUST, N.A. OR ANY OF ITS AFFILIATES OR CORRESPONDENTS INCLUDING LASALLE NATIONAL CORPORATION. THE TRUST'S SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

This prospectus sets forth concisely the information about the Trust that a prospective investor should know before investing. Investors are advised to read this prospectus and retain it for future reference. A Statement of Additional Information dated April 29, 1996 has been filed with the Securities and Exchange Commission (the "SEC") and is available without charge by calling 1-800-443-4725. The Statement of Additional Information is incorporated into this prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

April 29, 1996

2


                                    SUMMARY

Rembrandt Funds(R) (the "Trust") is an open-end management investment company providing a convenient way to invest in professionally managed portfolios of securities. The following summary provides basic information about the Trust Class shares and the Investor Class shares of the Latin America Equity Fund of the Trust (the "Fund"). This summary is qualified in its entirety by reference to the more detailed information provided elsewhere in this prospectus and in the Statement of Additional Information.

What is the Investment Objective? The Latin America Equity Fund seeks long-term capital appreciation. See "Investment Objective and Policies".

What are the Permitted Investments and Associated Risk Factors? The Latin America Equity Fund will invest at least 65% of its assets in common stocks and other equity securities of Latin American issuers. See "Investment Objective and Policies", "General Investment Policies", "Risk Factors" and "Description of Permitted Investments and Risk Factors".

The investment policies of the Fund entail certain risks and considerations of which an investor should be aware and there can be no assurance that the Fund will achieve its investment objective. The Fund will invest primarily in securities of foreign issuers. Securities of foreign issuers are subject to certain risks not typically associated with domestic securities, including, among other risks, changes in currency rates and in exchange control regulations, costs in connection with conversions between various currencies, limited publicly available information regarding foreign issuers, lack of uniformity in accounting, auditing and financial standards and requirements, greater securities market volatility, less liquidity of securities, less government supervision and regulation of securities markets, withholding taxes and changes in taxes on income on securities, and possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits. Investments in certain Latin American countries also may involve risks of political instability and high inflation rates. Also, the limited size of many Latin American securities markets and limited trading volume in issuers could cause prices to be erratic for reasons apart from factors that affect the quality of the securities.

The Fund also may invest in repurchase agreements, lend its portfolio securities, purchase securities on a when-issued basis, engage in futures, options and swap transactions and enter into forward foreign currency contracts. Each of these investment strategies involves specific risks which are described under "General Investment Policies", "Risk Factors" and "Description of Permitted Investments and Risk Factors" and in the Statement of Additional Information.

Who is the Advisor? LaSalle Street Capital Management, Ltd. serves as the Advisor of the Trust. ABN AMRO-NSM International Funds Management B.V. serves as the investment sub-advisor of the Fund. See "The Advisor" and "The Sub-Advisor".

Who is the Administrator? SEI Financial Management Corporation serves as the Administrator and shareholder servicing agent of the Trust. See "The Administrator".

Who is the Transfer Agent? DST Systems, Inc. serves as transfer agent and dividend disbursing agent for the Trust. See "The Transfer Agent".

Who is the Distributor? Rembrandt(R) Financial Services Company serves as distributor of the Trust's shares. See "The Distributor".

How do I Purchase and Redeem Shares? Purchases and redemptions of Trust Class shares and Investor Class shares may be made through the Distributor on days on which both the New York Stock Exchange and the Federal Reserve wire system are open for business ("Business Days"). A purchase order for Trust Class shares will be effective as of the Business Day received by the Transfer Agent if the Transfer Agent receives an order prior to 4:00 p.m., Eastern time on such Business Day. A purchase order for Investor Class shares will be effective as of the Business Day received by the Transfer Agent if the Transfer Agent receives a purchase order and payment before 4:00 p.m., Eastern time on such Business Day. The purchase price for Trust Class shares is the net asset value per share determined as of the end of the day the order is effective. The purchase price for Investor Class shares is the net asset value per share determined as of the end of the day the order is effective, plus a maximum sales charge of up to 4.50%. The redemption price for Trust Class and Investor Class shares is the net asset value per share determined as of

3


the end of the day the order is effective. Redemption orders must be placed prior to 4:00 p.m., Eastern time on any Business Day for the order to be accepted that day. See "Purchase of Shares" and "Redemption of Shares".

How are Dividends Paid? Substantially all of the net investment income (not including capital gains) of the Fund is distributed in the form of periodic dividends. Any capital gain is distributed at least annually. Distributions are paid in additional shares unless the Shareholder elects to take the payment in cash. See "General Information--Dividends".

                                EXPENSE SUMMARY

ANNUAL OPERATING EXPENSES                                          TRUST CLASS
(As a percentage of average net assets)

-------------------------------------------------------------------------------
Advisory Fees.............................................         1.00%
Other Expenses(1).........................................          .65%
-------------------------------------------------------------------------------
Total Operating Expenses..................................         1.65%
===============================================================================

(1) "Other Expenses" for the Fund is based on estimated amounts for the current fiscal year. "Other Expenses" include, among others, trustees' fees and expenses, amortization of organizational costs, filing fees, professional fees, and the costs for reports to shareholders.


EXAMPLE

                                                  1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.
--------------------------------------------------------------------------------
An investor would pay the following expenses on
 a $1,000 investment assuming (1) 5% annual
 return and (2) redemption at the end of each
 time period:
                                                  $17    $52     $90     $195
================================================================================

The example is based on estimated expenses for the current fiscal year. The example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. The purpose of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in Trust Class shares of the Fund. A person who purchases shares through a financial institution may be charged separate fees by the financial institution. The information set forth in the foregoing table and example relates only to the Trust Class shares. The Trust also offers Investor Class shares of the Fund which are subject to the same expenses except for a sales load and certain distribution costs.
Additional information may be found under "The Advisor", "The Administrator" and "The Distributor".

4

SHAREHOLDER TRANSACTION EXPENSES                                  INVESTOR CLASS
(As a percentage of offering price)
--------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases..............            4.50%
Redemption Fee(1)......................................           None
--------------------------------------------------------------------------------

(1)  A charge, currently $10.00, is imposed on wires of redemption proceeds.

ANNUAL OPERATING EXPENSES
(As a percentage of average net assets)
--------------------------------------------------------------------------------
Advisory Fees...................................................  1.00%
12b-1 Fees......................................................   .25%
Other Expenses(2)...............................................   .65%
--------------------------------------------------------------------------------
Total Operating Expenses........................................  1.95%
================================================================================

(2) "Other Expenses" for the Fund is based on estimated amounts for the current fiscal year. "Other Expenses" include, among others, trustees' fees and expenses, amortization of organizational costs, filing fees, professional fees, and the costs for reports to shareholders.

EXAMPLE
--------------------------------------------------------------------------------
                                                  1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.
--------------------------------------------------------------------------------
An investor would pay the following expenses on
 a $1,000 investment assuming (1) imposition
 of the maximum sales load; (2) 5% annual
 return; and (3) redemption at the end of
 each time period:
                                                  $63    $102    $143    $257
================================================================================

The example is based on estimated expenses for the current fiscal year. The example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. The purpose of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in Investor Class shares of the Fund. A person who purchases shares through a financial institution may be charged separate fees by the financial institution. The information set forth in the foregoing table and example relates only to Investor Class shares. The Trust also offers Trust Class shares of the Fund which are subject to the same expenses except there are no sales loads or distribution fees. Additional information may be found under "The Advisor", "The Administrator" and "The Distributor".

The rules of the Securities and Exchange Commission require that the maximum sales charge be reflected in the above table. However, certain investors may qualify for reduced sales charges. See "Purchase of Shares", "Redemption of Shares" and "Eligibility For Reduced Sales Charge".

Long-term Shareholders may eventually pay more than the economic equivalent of the maximum front-end sales charge otherwise permitted by the Rules of Fair Practice of the National Association of Securities Dealers, Inc.

5


THE TRUST

Rembrandt Funds(R) (the "Trust") is an open-end management investment company that offers units of beneficial interest ("shares") in any of its currently offered investment funds. Shareholders may purchase shares in a fund through two separate classes, the Trust Class and the Investor Class, which provide for variations in distribution costs, voting rights and dividends. Except for these differences between classes, each share of a fund represents an undivided, proportionate interest in that fund. This prospectus relates to the Trust Class shares and the Investor Class shares of the Latin America Equity Fund of the Trust (the "Fund"). Information regarding the Trust's other funds is contained in separate prospectuses that may be obtained from the Trust's Distributor, Rembrandt(R) Financial Services Company, 680 East Swedesford Road, Wayne, PA, 19087 or by calling 1-800-443-4725.


INVESTMENT OBJECTIVE AND POLICIES

The Latin America Equity Fund seeks long-term capital appreciation.

The Fund seeks to benefit from economic and other developments in Latin America. The Advisor and Sub-Advisor believe that investment opportunities may be present in Latin America as a result of an evolving long-term international trend encouraging greater market orientation and diminishing governmental intervention in economic affairs. This trend may be facilitated by local or international political, economic or financial developments that could benefit the capital markets of certain Latin American countries.

For the purposes of this prospectus, Latin America includes Argentina, Bolivia, Brazil, Chile, Colombia, Costa Rica, the Dominican Republic, Ecuador, El Salvador, Guatemala, Honduras, Mexico, Nicaragua, Panama, Paraguay, Peru, Uruguay, Venezuela and the Spanish-speaking island nations of the Caribbean (not including Cuba and Haiti). Although the Fund has no set policy for allocating investments among Latin American countries, it is currently contemplated that the Fund will emphasize investments in issuers located in Argentina, Brazil, Chile, Colombia, Mexico, Peru and Venezuela. The Fund may be precluded from investing in certain of the remaining eleven countries and certain Spanish-speaking islands until such time as adequate custodial arrangements can be established. The Advisor and the Sub-Advisor will allocate the Fund's investments among the various countries based upon the Advisor's or Sub-Advisor's assessment of the relative attractiveness of the equity securities of issuers in the respective countries. Government regulation and restrictions may limit the amount, mode and extent of investment in companies in such countries.

The Fund will invest primarily in equity securities of (i) companies organized in or for which the principal securities trading market is in Latin America, and
(ii) companies, wherever organized, that, in one of the last two fiscal years derived more than 50% of their annual revenues or profits from goods produced, sales made or services performed in Latin America ("Latin American issuers"). Under normal circumstances, at least 65% of the Fund's total assets will be invested in equity securities of Latin American issuers. Equity securities for this purpose are common stocks and common stock equivalents consisting of securities convertible into common stocks and securities having common stock characteristics (i.e., rights and warrants to purchase common stocks, sponsored
                 ----
and unsponsored American Depositary Receipts ("ADRs") of Latin American issuers and equity securities of closed-end investment companies that invest primarily in securities of Latin American issuers). Although the Fund intends to invest primarily in equity securities listed on stock exchanges, it may also invest in securities traded in over-the-counter markets and in securities for which there is no organized market.

Securities of Latin American issuers pose greater liquidity risks and other risks than securities of companies located in developed countries and traded in more established markets. Low liquidity in markets may adversely affect the Fund's ability to buy and sell securities and cause increased volatility. Many of the countries in Latin America may at various times have less stable political environments than more developed nations. Changes of control may adversely affect the pricing of securities from time to time. Some of the Latin American countries may afford only limited opportunities for investing. In certain Latin American countries, the Fund may be able to invest solely or primarily through ADRs or similar securities and government approved investment vehicles (including closed-end investment funds). For example, due to Chile's current investment restrictions (in most cases, capital invested directly in Chile cannot be repatriated for at least one year), the Fund's investments in Chile primarily will be through investment in ADRs and established Chilean investment companies not subject to repatriation restrictions. The Fund may invest up to 10% of its total assets in the securities of closed-end investment companies. If the Fund invests in closed-end investment companies, the Fund's shareholders will bear not only their proportionate share of the expenses of the Fund, but also

6

will indirectly bear duplicative fees (including advisory fees) of the underlying closed-end fund. See "Risk Factors" for a further discussion of the risks of investing in foreign securities.

Any remaining assets of the Fund not invested in equity securities of Latin American issuers may be invested in debt securities, options, futures and currency hedging transactions such as forward foreign currency contracts. Although it has no present intention to do so, the Fund may invest in debt securities rated investment grade or better by a nationally recognized statistical rating organization ("NRSRO") or, if unrated, determined by the Advisor or Sub-Advisor to be of comparable quality. Investment grade debt securities are considered to be of satisfactory credit quality and to have adequate ability to pay interest and repay principal but may have speculative characteristics. The Fund may invest in debt securities issued or guaranteed by a Latin American government or governmental entity ("Sovereign Debt") and in certain money market instruments as listed below under "General Investment Policies". Certain Latin American countries are among the largest debtors to commercial banks and foreign governments. Trading in Sovereign Debt involves a high degree of risk, since the governmental entity that controls the repayment of Sovereign Debt may not be willing or able to repay the principal and/or interest of such debt obligations when it becomes due, due to factors such as debt service burden, political constraints, cash flow situation and other national economic factors. As a result, Latin American governments may default on their Sovereign Debt, which may require holders of such Sovereign Debt to participate in debt rescheduling or additional lending to defaulting governments. There is no bankruptcy proceeding by which defaulted Sovereign Debt may be collected in whole or in part.

The Fund may also invest in obligations of supranational entities, which include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related governmental agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank") and the Inter-American Development Bank. The governmental members, or "stockholders", usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

The Fund's investments will include equity and debt securities of issuers located in developing countries in Latin America and traded in emerging markets. The Fund may invest up to 5% of its net assets in a particular type of debt security known as "Brady Bonds", which were issued under the "Brady Plan" in exchange for Latin American loans and cash in connection with restructurings in various Latin American external debt markets in 1990. Brady Bonds are issued in various currencies, primarily U.S. dollars, and are actively traded in the over-the-counter secondary market for Latin American debt. In the case of U.S. dollar-denominated collateralized Brady Bonds, the bonds are collateralized in full as to principal by zero coupon U.S. Treasury bonds of the same maturity.
In addition, at least one year of rolling interest payments are collateralized by cash or other liquid investments.

The Fund may buy and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed income indices and other financial instruments, and may buy and sell financial futures contracts and options thereon to manage its exposure to changing interest rates, security prices and currency exchange rates, and not for speculative purposes. For hedging purposes only, the Fund may also enter into interest rate swaps, currency swaps, caps, collars and floors as a way of managing its exposure to different types of investments. The Fund may also write (i.e., sell) covered call options on the securities in which it may invest.

Investments in securities of foreign issuers are frequently denominated in foreign currencies and, since the Fund may temporarily hold uninvested reserves in bank deposits in foreign currencies, the value of the Fund's assets measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. The Fund may enter into forward foreign currency contracts as a hedge against possible variations in foreign exchange rates or to hedge a specific security transaction or portfolio position. Currently only a limited market, if any, exists for hedging transactions relating to currencies in most Latin American markets. This may limit the Fund's ability to effectively hedge its investments in Latin American markets.

The Fund is non-diversified for purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), which means that it is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. However, the Fund intends to conduct its operations so as to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") by limiting its investments so that, at the close of each quarter of the taxable year, (a) not more than 25% of the market value of the Fund's total assets is invested in the securities (other than U.S. Government securities) of a single issuer and (b) at least 50% of the market value of the Fund's total assets is represented

7

by (i) cash and cash items, (ii) U.S. Government securities and (iii) other securities limited in respect to any one issuer to an amount not greater in value than 5% of the market value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer. See "Taxes". To the extent that a relatively high percentage of the Fund's assets may be invested in the obligations of a limited number of issuers, the Fund's portfolio securities may be more susceptible to any single economic, political or regulatory occurrence than the portfolio securities of a diversified investment company. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

For additional information regarding risks and permitted investments of the Fund, see "General Investment Policies", "Risk Factors" and "Description of Permitted Investments and Risk Factors."


GENERAL INVESTMENT POLICIES

The Fund will not invest more than 15% of its total assets in restricted securities (as defined in Rule 144 under the Securities Act of 1933).

The Fund may invest in the following money market instruments: securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements, certificates of deposit and bankers' acceptances issued by U.S. commercial banks or savings and loan institutions having net assets of at least $500 million as of the end of their most recent fiscal year and commercial paper rated in the highest two rating categories by an NRSRO. For temporary defensive purposes during periods when the Advisor or Sub-Advisor determines that market conditions warrant, the Fund may invest up to 100% of its assets in such money market instruments and may hold a portion of its assets in cash. To the extent the Fund is engaged in temporary defensive investments, the Fund will not be pursuing its investment objective.

The quality standards of debt securities and other obligations as described for the Fund must be satisfied at the time an investment is made. In the event that an investment held by the Fund is assigned a lower rating or ceases to be rated, the Advisor and Sub-Advisor under the supervision of the Trustees of the Trust will promptly reassess whether such security presents suitable credit risks and whether the Fund should continue to hold the security or obligation in its portfolio. If a portfolio security or obligation no longer presents suitable credit risks or is in default, the Fund will dispose of the security or obligation as soon as reasonably practicable unless the Trustees of the Trust determine that to do so is not in the best interest of the Fund.

Although the Fund will not invest for short-term trading purposes, investment securities may be sold from time to time without regard to the length of time they have been held.


RISK FACTORS

The investment policies of the Fund entail certain risks and considerations of which an investor should be aware and there can be no assurance that the Fund will achieve its investment objective. The Fund will invest in securities of foreign issuers. Securities of foreign issuers are subject to certain risks not typically associated with domestic securities, including, among other risks, changes in currency rates and in exchange control regulations, costs in connection with conversions between various currencies, limited publicly available information regarding foreign issuers, lack of uniformity in accounting, auditing and financial standards and requirements, greater securities market volatility, less liquidity of securities, less government supervision and regulations of securities markets, withholding taxes and changes in taxes on income on securities, political instability and other risks, including the risk of seizure, nationalization or expropriation of the foreign issuer or foreign deposits and the risk of war. In addition, the Fund may invest in repurchase agreements, lend its portfolio securities, and purchase securities on a when-issued basis. Each of these investment strategies involves specific risks which are described under "General Investment Policies" and "Description of Permitted Investments and Risk Factors" and in the Statement of Additional Information.

The securities markets of Latin American countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the United States. The limited size of many Latin American securities markets and limited trading volume in issuers compared to volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders

8

who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets.

In addition, many of the currencies of Latin American countries have experienced steady devaluations relative to the U.S. dollar; and major devaluations have historically occurred in certain countries. For example, the Mexican peso experienced a major decline in value in late 1994 and early 1995 which caused fixed income securities of Latin American issuers including governmental entities to drop sharply in value. Any devaluations in the currencies in which the Fund's portfolio securities are denominated may have a detrimental impact on the Fund. Some Latin American countries also may have managed currencies which are not free floating against the U.S. dollar. In addition, there is risk that certain Latin American countries may restrict the free conversion of their currencies into other currencies. Furthermore, Latin American currencies may not be internationally traded. Also, many Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries.


FUNDAMENTAL POLICIES

The investment objective and the following investment limitations are fundamental policies of the Fund. Fundamental policies cannot be changed with respect to the Fund without the consent of the holders of a majority of the Fund's outstanding shares.


INVESTMENT LIMITATIONS

The Fund may not:

1. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in the obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities. For purposes of this limitation (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational entities will be considered to be a separate industry; and (iv) each foreign government will be considered to be a separate industry.

2. Make loans, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in this prospectus and in the Statement of Additional Information.

The foregoing percentages will apply at the time of the purchase of a security. Additional investment limitations are set forth in the Statement of Additional Information.


THE ADVISOR

The Trust and LaSalle Street Capital Management, Ltd. (the "Advisor"), 10 South LaSalle Street, Suite 3701, Chicago, IL 60603 have entered into an advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Advisor makes the investment decisions for the assets of the Fund and continuously reviews, supervises and administers the Fund's investment programs, subject to the supervision of, and policies established by, the Trustees of the Trust. The Trust's shares are not sponsored, endorsed or guaranteed by, and do not constitute obligations or deposits of, the Advisor or LaSalle National Trust, N.A. and are not insured by the FDIC or issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.

LaSalle Street Capital Management, Ltd. serves as the Advisor of the Trust and is entitled to a fee which is calculated daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. The advisory fee for the Fund is higher than those paid by most mutual funds, but is consistent with those paid by most mutual funds with similar objectives and policies. The Fund may also execute brokerage or other agency transactions through an affiliate of the Advisor.

9


LaSalle Street Capital Management, Ltd. was organized in March, 1991 under the laws of the state of Delaware. The Advisor manages assets for common and collective trusts, corporations, unions, governments, insurance companies and charitable organizations and provides investment advisory services to LaSalle National Trust, N.A. As of December 31, 1995, total assets under management by the Advisor and LaSalle National Trust, N.A. were approximately $7.1 billion.


The Advisor is a wholly-owned subsidiary of LaSalle National Trust, N.A. LaSalle National Trust, N.A. is a subsidiary of LaSalle National Corporation, a bank holding company. LaSalle National Trust, N.A. administers $21.7 billion in assets. The Advisor is an indirect wholly-owned subsidiary of ABN AMRO Holding N.V., a Netherlands company.

The Glass-Steagall Act restricts the securities activities of banks such as LaSalle National Trust, N.A., but federal regulatory authorities permit such banks to provide investment advisory and other services to mutual funds. Should this position be challenged successfully in court or reversed by legislation, the Trust might have to make other investment advisory arrangements.

THE SUB-ADVISOR

ABN AMRO-NSM International Funds Management B.V., Foppingadreef 22, P.O. Box 246, 1000 EA, Amsterdam, The Netherlands ("AANIFM" or the "Sub-Advisor"), a registered investment adviser, serves as the investment sub-advisor of the Fund pursuant to a Sub-Advisory Agreement with the Advisor. AANIFM is a holding company affiliate of the Advisor. Under the Sub-Advisory Agreement, AANIFM manages the Fund, selects investments and places all orders for purchases and sales of the Fund's securities, subject to the general supervision of the Trustees of the Trust and the Advisor. As of December 31, 1995 AANIFM had approximately $618 million under management. It manages two non-U.S. investment companies and its sole experience advising U.S. investment companies is serving as investment Sub-Advisor to the Trust. From time to time, AANIFM may use third party consultants in Latin American countries to provide localized expertise and to assist in the selection of investments.

Mr. Jan-Wim Derks, a Portfolio Manager with and an officer of the Sub-Advisor, has served as Portfolio Manager to the Latin America Equity Fund since its inception. Mr. Derks has served as a Portfolio Manager within the ABN AMRO network since 1989.

For services provided and expenses incurred pursuant to the Sub-Advisory Agreement, AANIFM is entitled to receive from the Advisor a fee, computed daily and paid monthly, at the annual rate of .50% of the average daily net assets of the Fund.


THE ADMINISTRATOR

SEI Financial Management Corporation (the "Administrator"), 680 East Swedesford Road, Wayne, PA, 19087, a wholly-owned subsidiary of SEI Corporation ("SEI"), and the Trust are parties to an administration agreement (the "Administration Agreement"). Under the terms of the Administration Agreement, the Administrator provides the Trust with administrative services, other than investment advisory services, including all regulatory reporting, necessary office space, equipment, personnel, and facilities. The Administrator also serves as shareholder servicing agent for the Trust.

The Administrator is entitled to a fee which is calculated daily and paid monthly at an annual rate of .15% of the average daily net assets of the Fund.


THE TRANSFER AGENT

DST Systems, Inc., 210 W. Tenth Street, Kansas City, Missouri 64105, serves as the transfer agent, and dividend disbursing agent for the Trust. Compensation for these services is paid under a transfer agency agreement with the Trust.


THE DISTRIBUTOR

Rembrandt(R) Financial Services Company (the "Distributor"), 680 East Swedesford Road, Wayne, PA 19087, a subsidiary of SEI Financial Services Company, and the Trust are parties to a distribution agreement (the "Distribution Agreement"). The Investor Class shares of the Trust have a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the "Investor Class Plan"). As

10


provided in the Distribution Agreement and the Investor Class Plan, the Trust will pay a fee of .25% of the average daily net assets of the Investor Class shares of the Fund to the Distributor as compensation for its services. From this amount the Distributor may make payments to financial institutions and intermediaries such as banks (including LaSalle National Trust, N.A.), savings and loan associations, insurance companies, and investment counselors, broker-dealers, and the Distributor's affiliates and subsidiaries as compensation for services, reimbursement of expenses incurred in connection with distribution assistance, or provision of Shareholder services. The Investor Class Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution or Shareholder service expenses incurred by the Distributor or the amount of payments made to financial institutions and intermediaries. The Fund may also execute brokerage or other agency transactions through an affiliate of the Advisor or through the Distributor for which the affiliate or the Distributor receives compensation.

The Trust Class shares of the Fund are offered without distribution fees to institutional investors, including customers of LaSalle National Trust, N.A., its affiliates and correspondent banks, for the investment of their own funds or funds for which they act in a fiduciary, agency or custodial capacity. It is possible that a financial institution may offer different classes of shares of the Fund to its customers and the shares of such customers may be assessed for different distribution expenses with respect to different classes of shares.

PURCHASE OF SHARES

Trust Class shares and Investor Class shares of the Fund are sold on a continuous basis and may be purchased directly from the Trust's Transfer Agent, DST Systems, Inc., 210 W. Tenth Street, Kansas City, Missouri 64105, either by mail, telephone or by wire. Shares may also be purchased through a broker-dealer which has established a dealer agreement with the Distributor. Shares of the Fund are offered only to residents of states in which the shares are eligible for purchase.

Purchases of Trust Class shares and Investor Class shares of the Fund may be made on days on which both the New York Stock Exchange and Federal Reserve wire system are open for business ("Business Days"). The minimum initial investment in the Investor Class is $2,000 ($1,000 minimum for Individual Retirement Accounts); however, the minimum investment may be waived at the Distributor's discretion. Subsequent purchases of Investor Class shares must be at least $100.

A purchase order for Trust Class shares will be effective as of the day received by the Transfer Agent if the Transfer Agent receives the order before 4:00 p.m., Eastern time. However, an order may be cancelled if the Custodian does not receive federal funds before 4:00 p.m., Eastern time on the next Business Day, and the investor could be liable for any fees or expenses incurred by the Trust. The purchase price of Trust Class shares of the Fund is the net asset value next determined after a purchase order is effective (the "Offering Price"). An investor in Trust Class shares of the Fund may not purchase shares by check.


A purchase order for Investor Class shares will be effective as of the Business Day received by the Transfer Agent if the Transfer Agent receives the order and payment before 4:00 p. m., Eastern time. The purchase price of Investor Class shares of the Fund is the net asset value next determined after a purchase order is effective plus a sales load (the "Offering Price").

The Trust reserves the right to reject a purchase order for Trust Class shares or Investor Class shares when the Trust or the Transfer Agent determines that it is not in the best interest of the Trust and/or its Shareholders to accept such order.

The net asset value per share of the Fund is determined by dividing the total market value of the Fund's investments and other assets, less any liabilities, by the total outstanding shares of the Fund. Net asset value per share is determined daily as of the close of business of the New York Stock Exchange (currently 4:00 p.m., Eastern time) on each Business Day. Purchases will be made in full and fractional shares of the Trust calculated to three decimal places. Although the methodology and procedures for determining net asset value are identical for both classes of the Fund, the net asset value per share of such classes may differ because of the distribution expenses charged to Investor Class shares.

By Mail

Investors may purchase Investor Class shares of the Fund by completing and signing an Account Application form and mailing it, along with a check (or other negotiable bank instrument or money order) payable to "Rembrandt Funds(R), (Latin America

11


Equity Fund)," to the Transfer Agent, 210 W. Tenth Street, Kansas City, Missouri 64105. Subsequent purchases of shares may be made at any time by mailing a check (or other negotiable bank draft or money order) to the Transfer Agent.

Account Application forms can be obtained by calling 1-800-443-4725.

By Telephone

If an Account Application has been previously received, an investor may also purchase shares by telephone by calling 1-800-443-4725. With respect to the Investor Class shares, orders by telephone will not be executed until payment has been received. If a check received for purchase of Investor Class shares does not clear, the purchase will be canceled and the investor could be liable for any losses or fees incurred.

By Wire

Shareholders having an account with a commercial bank that is a member of the Federal Reserve System may purchase shares of the Fund by requesting their bank to transmit funds by wire to: United Missouri Bank of Kansas, N.A.; ABA #10-10-00695; for Account Number 98-7052-349-3; Further Credit: Latin America Equity Fund. The Shareholder's name and account number must be specified in the wire.

Initial Purchases: Before making an initial investment by wire, an investor must first telephone 1-800-443-4725 to be assigned an account number. The investor's name, account number, taxpayer identification number or Social Security number, and address must be specified in the wire. In addition, an Account Application should be promptly forwarded to: DST Systems, Inc., 210 W. Tenth Street, Kansas City, Missouri 64105.

Subsequent Purchases: Additional investments may be made at any time through the wire procedures described above, which must include a Shareholder's name and account number. The investor's bank may impose a fee for investments by wire.

Other Information Regarding Purchases

Shares may also be purchased through financial institutions, including LaSalle National Trust, N.A., which provide distribution assistance or Shareholder services to the Trust. Shares purchased by persons ("Customers") through financial institutions may be held of record by the financial institution. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the Transfer Agent for effectiveness the same day. Customers should contact their financial institution for information as to the institution's procedures for transmitting purchase, exchange or redemption orders to the Trust.

Customers who desire to transfer the registration of shares beneficially owned by them but held of record by a financial institution should contact the institution to accomplish such change. Other Shareholders who desire to transfer the registration of their shares should contact the Administrator.

Purchases may be made by direct deposit or Automated Clearing House ("ACH") transactions.

Depending upon the terms of a particular Customer account, a financial institution may charge a Customer account fees. Information concerning these services and any charges will be provided to the Customer by the financial institution.

No certificates representing shares will be issued.

Pursuant to guidelines adopted and monitored by the Trustees of the Trust, the Fund may use a pricing service to provide market quotations. A pricing service may use a matrix system of valuation to value fixed income securities which considers factors such as securities prices, call features, ratings, and developments related to a specific security.

The following table shows the regular sales charge on Investor Class shares to a "single purchaser" (defined below) together with the sales charge reallowed to certain financial institutions (the "reallowance").

12



                             Sales Charge as  Sales Charge as   Reallowance as
                              a Percentage     a Percentage     Percentage of
                                Offering          of Net           Offering
Amount of Purchase           Price Per Share  Amount Invested  Price Per Share
---------------------------  ---------------  ---------------  ----------------
Less than $100,000.........  4.50%            4.71%             4.05%
$100,000 but less than       3.50%            3.63%             3.15%
 $250,000..................
$250,000 but less than       3.00%            3.09%             2.70%
 $500,000..................
$500,000 and above.........  1.00%            1.01%             0.90%

The sales charge shown in the table is the maximum sales charge that applies to sales through financial institutions. Under certain circumstances, reallowances of up to the entire amount of the sales charge may be paid to certain financial institutions, who might then be deemed to be "underwriters" under the Securities Act of 1933. Commission rates may vary among the funds of the Trust.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from the sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to dealers selling shares of the Fund.


Automatic Investment Plan (AIP)

A Shareholder may also arrange for periodic additional investments in the Fund through automatic deductions by ACH from a checking account by completing an AIP Application Form. The minimum pre-authorized investment amount is $50 per month. An AIP Application Form may be obtained by calling 1-800-443-4725.


ELIGIBILITY FOR REDUCED SALES CHARGE

Rights of Accumulation

Investors in Investor Class shares will be entitled to lower, graduated sales charges if the investors' total investment in the Fund exceeds certain thresholds. In calculating the sales charge rates applicable to current purchases of Fund shares, a "single purchaser," is entitled to cumulate current purchases with the current market value of previously purchased shares of the Fund and the following other eligible funds: Value Fund, Growth Fund, Small Cap Fund, International Equity Fund, TransEurope Fund, Asian Tigers Fund, Balanced Fund, Taxable Fixed Income Fund, Short/Intermediate Government Fixed Income Fund, Tax-Exempt Fixed Income Fund, Global Fixed Income Fund and Limited Volatility Fixed Income Fund (the "Eligible Funds") which are sold subject to a comparable sales charge.

The term "single purchaser" refers to (i) an individual, (ii) an individual and spouse purchasing shares of the Fund for their own account or for trust or custodial accounts for their minor children, or (iii) a fiduciary purchasing for any one trust, estate or fiduciary account, including employee benefit plans created under Sections 401 or 457 of the Code including related plans of the same employer.

To be entitled to a reduced sales charge based upon shares already owned, the investor must ask the Transfer Agent for such reduction at the time of purchase and provide the account number(s) of the investor, and, as applicable, the investor and spouse, and/or their minor children. The Fund may amend or terminate this right of accumulation at any time as to purchases thereafter.

Letter of Intent

By submitting a Letter of Intent (the "Letter") to the Transfer Agent, a "single purchaser" may purchase shares of the Fund and the other Eligible Funds during a 13-month period at the reduced sales charge rates applying to the aggregate amount of the

13

intended purchases stated in the Letter. The Letter may apply to purchases made up to 90 days before the date of the Letter. To receive credit for such prior purchases and later purchases benefitting from the Letter, the Shareholder must notify the Transfer Agent at the time the Letter is submitted that there are prior purchases that may apply, and, at the time of later purchases, notify the Transfer Agent that such purchases are applicable under the Letter.

Other Circumstances

No sales charge is imposed on shares of the Fund: (i) issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Trust is a party; (ii) sold to dealers or brokers that have a sales agreement with the Distributor, for their own account or for retirement plans for their employees; (iii) or sold to employees (and their spouses) of dealers or brokers that certify to the Transfer Agent at the time of purchase that such purchase is for their own account (or for the benefit of such employees' minor children); (iv) in aggregate purchases of $1 million or more by tax exempt organizations enumerated in Section 501(c) of the Code, or employee benefit plans created under Sections 401 or 457 of the Code; (v) sold to employees (and their spouses) of the Advisor and its affiliates or sold to retired employees of ABN AMRO Holding N.V. and its affiliates and subsidiaries; (vi) which are purchased with the proceeds of trust or employee benefit plan distributions for which the Advisor and its affiliates act in a fiduciary capacity; or (vii) which are sold to the participants in a 401(k) Plan that is a shareholder of any fund of the Trust. In addition, no sales charge is imposed on any exchange of Trust Class shares for Investor Class shares of the same fund.

Exchange Privileges

Some or all of the shares of the Fund for which payment has been received (i.e., an established account) may be exchanged for shares, at their net asset value, of other Funds within the Trust with similar or lower sales charges or for shares of other Funds within the Trust which do not have sales charges. Any Shareholder or Customer who wishes to make an exchange must have received a current prospectus of the Fund in which he or she wishes to invest before the exchange will be effected. For an established account, exchanges will be made only after instructions in writing or by telephone (an "Exchange Request") are received by the Transfer Agent. The exchange privilege may be exercised only in those states where the class of shares of such other Funds of the Trust may legally be sold.

To exchange shares held of record by LaSalle National Trust, N.A., but beneficially owned by a Customer, the Customer should contact LaSalle National Trust, N.A., who will contact the Transfer Agent and effect the exchange on behalf of the Customer.

If an Exchange Request in good order is received by the Transfer Agent by 4:00 p.m., Eastern time, on any Business Day, the exchange usually will occur on that day.

REDEMPTION OF SHARES

Shareholders may redeem their shares by mail or by telephone on any Business
Day.

By Mail

A written request for redemption must be received by the Transfer Agent in order to constitute a valid request for redemption. The Transfer Agent may require that the signature on the written request be guaranteed by a bank which is a member of the FDIC, a trust company, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association. The signature guarantee requirement will be waived if all of the following conditions apply: (1) the redemption is for $5,000 worth of shares or less, (2) the redemption check is payable to the Shareholder(s) of record, and
(3) the redemption check is mailed to the Shareholder(s) at the address of record. The Shareholder may also have the proceeds mailed to a commercial bank account previously designated on the Account Application or by written instruction to the Transfer Agent. There is no charge for having redemption requests mailed to a designated bank account.

By Telephone

Shares may be redeemed by telephone if the Shareholder elects that option on the Account Application. The Shareholder may have the proceeds mailed to his or her address or mailed or wired to a commercial bank account previously designated on the

14

Account Application. Under most circumstances, payments will be transmitted on the next Business Day following receipt of a valid request for redemption. Wire transfer redemption requests may be made by the Shareholder by calling the Transfer Agent at 1-800-443-4725, who will deduct a wire charge of $10.00 from the amount of the redemption. Trust Class Shareholders may have proceeds of redemptions wired without payment of the wire charge. Shares of the Fund cannot be redeemed by Federal Reserve wire on federal holidays restricting wire transfers. Neither the Trust nor the Transfer Agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Trust and the Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions. The Trust or Transfer Agent may be liable for losses resulting from fraudulent or unauthorized instructions if it does not employ these procedures. If market conditions are extraordinarily active, or other extraordinary circumstances exist, and you experience difficulties placing redemption orders by telephone, you may wish to consider placing your order by other means. Shareholders may not close their accounts by telephone.

Other Information Regarding Redemptions

All redemption orders are effected at the net asset value per share next determined after receipt of a valid request for redemption, as described above. Net asset value per share is determined as of 4:00 p.m., Eastern time on each Business Day. Payment to Shareholders for shares redeemed will be made within seven days after receipt by the Transfer Agent of the valid request for redemption.

At various times, the Fund may be requested to redeem shares for which it has not yet received good payment. In such circumstances, the forwarding of proceeds may be delayed for 10 or more days only until payment has been collected for the purchase of such shares. The Fund intends to pay cash for all shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities with a market value equal to the redemption price. In such cases, a Shareholder may incur brokerage costs in converting such securities to cash.

Due to the relatively high costs of handling small investments, the Fund reserves the right to redeem, at net asset value, the shares of any Shareholder if, because of redemptions of shares by or on behalf of the Shareholder, the account of such Shareholder in the Fund has a value of less than $1,000. Accordingly, an investor purchasing shares of the Fund in only the minimum investment amount may be subject to such involuntary redemption if he or she thereafter redeems any of these shares. Before the Fund exercises its right to redeem such shares and to send the proceeds to the Shareholder, the Shareholder will be given notice that the value of the shares in his or her account is less than the minimum amount and will be allowed 60 days to make an additional investment in the Fund in an amount which will increase the value of the account to at least $1,000. There is no charge for an involuntary redemption.

See "Purchase and Redemption of Shares" in the Statement of Additional Information for examples of when the right of redemption may be suspended.

Systematic Withdrawal Plan (SWP)

The Fund offers a Systematic Withdrawal Plan which may be utilized by Shareholders who wish to receive regular distributions from their account. Upon commencement of the SWP, the account must have a current value of $5,000 or more. Shareholders may elect to receive automatic payments via check or ACH of $50 or more on a monthly, quarterly, semi-annual or annual basis. A SWP Application Form may be obtained by calling 1-800-443-4725.

Shareholders should realize that if withdrawals exceed income dividends, their invested principal in the account will be depleted. Thus, depending on the frequency and amounts of the withdrawal payments and/or any fluctuations in the net asset value per share, their original investment could be exhausted entirely. To participate in the SWP, Shareholders must have their dividends automatically reinvested. Shareholders may change or cancel the SWP at any time, upon written notice to the Transfer Agent. It is generally not in the best interest of shareholders in the SWP to acquire additional shares if they would have to pay a sales load in connection with such purchases.

15

PERFORMANCE

From time to time, the Fund may advertise yield and total return. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of the Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the same amount of income generated by the investment during that period is generated in each 30-day period over one year and is shown as a percentage of the investment.

The total return of the Fund refers to the average compounded rate of return on a hypothetical investment, net of any sales charge imposed on Investor Class shares, for designated time periods (including, but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions. The total return of the Fund may also be quoted as a dollar amount or on an aggregate basis, an actual basis, without inclusion of any sales charge, or with a reduced sales charge in advertisements distributed to investors entitled to a reduced sales charge.

The Fund may periodically compare its performance to that of other mutual funds tracked by mutual fund rating services (such as Lipper Analytical Services Inc.) or by financial and business publications and periodicals, broad groups of comparable mutual funds or unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs and other investment alternatives. The Fund may quote services such as Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance, and Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. The Fund may use long-term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Fund may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

The Fund may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate the validity of a comparative benchmark. Measures of volatility and correlation are calculated using averages of historical data and cannot be precisely calculated.

The performance of Trust Class shares will normally be higher than for Investor Class shares because the Trust Class is not subject to distribution expenses charged to the Investor Class shares.

Additional performance information is set forth in the 1995 Annual Report to Shareholders and is available upon request and without charge by calling 1-800-443-4725.

TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial, or administrative action. No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of the Fund or its Shareholders. Accordingly, Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state, and local income taxes. State and local tax consequences on an investment in the Fund may differ from the federal income tax consequences described below. Additional information concerning taxes is set forth in the Statement of Additional Information.

Tax Status of the Fund

The Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other Funds. The Fund intends to qualify for the special tax treatment afforded regulated investment companies as defined under Subchapter M of the Code. As long as the Fund qualifies for this special tax treatment, it will be relieved of federal income tax on that part of its net investment income and net capital gains (the excess of net long-term capital gain over net short-term capital loss) which is distributed to Shareholders.

16

Tax Status of Distributions

The Fund will distribute all of its net investment income (including, for this purpose, net short-term capital gain) to Shareholders. Dividends from net investment income will be taxable to Shareholders as ordinary income whether received in cash or in additional shares. Any net capital gains will be distributed annually and will be taxed to Shareholders as long-term capital gains, regardless of how long the Shareholder has held shares and regardless of whether the distributions are received in cash or in additional shares. The Fund will make annual reports to Shareholders of the federal income tax status of all distributions.

Income received on direct U.S. obligations is exempt from tax at the state level when received directly by the Fund and may be exempt, depending on the state, when received by a Shareholder as income dividends from the Fund provided certain state-specific conditions are satisfied. The Fund will inform Shareholders annually of the percentage of income and distributions derived from direct U.S. Treasury obligations. Shareholders should consult their tax advisors to determine whether any portion of the income dividends received from the Fund is considered tax exempt in their particular state.

Dividends declared by the Fund in October, November or December of any year and payable to Shareholders of record on a date in that month will be deemed to have been paid by the Fund and received by the Shareholder on December 31 of that year, if paid by the Fund at any time during the following January.

The Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax.

Sale, exchange, or redemption of Fund shares is a taxable event to the Shareholder.

Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The Fund expects to be able to elect to treat Shareholders as having paid their proportionate share of such foreign taxes.

As a general rule, dividends (not capital gain dividends) paid by the Fund, to the extent derived from dividends received from domestic corporations, will, provided certain conditions are met, qualify for the dividends received deduction for corporate shareholders.


GENERAL INFORMATION

The Trust

The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated September 17, 1992, and amended September 28, 1992 and October 20, 1992. The Declaration of Trust permits the Trust to offer shares of separate funds and different classes of the fund. In addition to the Fund, the Trust consists of the following funds: Value Fund, Growth Fund, Small Cap Fund, International Equity Fund, TransEurope Fund, Asian Tigers Fund, Balanced Fund, Taxable Money Market Fund, Government Money Market Fund, Treasury Money Market Fund, Tax-Exempt Money Market Fund, Taxable Fixed Income Fund, Short/Intermediate Government Fixed Income Fund, Tax-Exempt Fixed Income Fund, Global Fixed Income Fund and Limited Volatility Fixed Income Fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong to that fund and would be subject to liabilities related thereto. The Trust reserves the right to create and issue shares of additional funds.

The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to Shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses. See "Financial Highlights" in this prospectus for more information regarding the Trust's expenses.

17

Trustees of the Trust

The management and affairs of the Trust are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management, administrative and Shareholder services to the Trust.

Voting Rights

Each share held entitles the Shareholder of record to one vote. The fund or class will vote separately on matters relating solely to that fund or class. As a Massachusetts business trust, the Trust is not required to hold annual meetings of Shareholders but meetings of Shareholders will be held from time to time to seek approval for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by Shareholders at a special meeting called upon written request of Shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the Shareholders requesting the meeting.

Reporting

The Trust issues unaudited financial information semiannually and audited financial statements annually. The Trust furnishes periodic reports to Shareholders of record, and, as necessary, proxy statements for Shareholder meetings.

Shareholder Inquiries

Shareholder inquiries should be directed to the Administrator, 680 East Swedesford Road, Wayne, PA, 19087 at 1-800-443-4725.

Dividends

Substantially all of the net investment income (not including capital gains) of the Fund is distributed in the form of dividends at least annually. Shareholders who own shares at the close of business on the Record Date will be entitled to receive the dividend. Currently, capital gains of the Fund, if any, will be distributed at least annually.

Shareholders automatically receive all income dividends and capital gain distributions in additional shares at the net asset value next determined following the record date, unless the Shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Transfer Agent at least 15 days prior to the distribution.

Dividends and distributions of the Fund are paid on a per-share basis. The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a dividend or the distribution of capital gains, a Shareholder will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution. The amount of dividends payable on Trust Class shares will be more than the dividends payable on the Investor Class shares because of the distribution expenses charged to Investor Class shares.

Counsel and Auditors

Morgan, Lewis & Bockius LLP serves as counsel to the Trust. Ernst & Young LLP serves as the independent auditors of the Trust.

Custodian

CoreStates Bank, N.A., serves as Custodian of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

18

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following is a description of certain of the permitted investments and risk factors for the Fund:

AMERICAN DEPOSITARY RECEIPTS ("ADRs") -- ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

BANKERS' ACCEPTANCE--a bill of exchange or time draft drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

CERTIFICATES OF DEPOSIT--a negotiable interest bearing instrument with a specific short-term maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit have penalties for early withdrawal.

COMMERCIAL PAPER--the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months.

CONVERTIBLE SECURITIES--securities which have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, the Fund's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

EQUITY OPTIONS--put and call options for various stocks and stock indices are traded on national securities exchanges. Options on stocks and stock indices may be used by the Fund from time to time as the Advisor deems to be appropriate. Options will be used for hedging purposes and will not be engaged in for speculative purposes. The aggregate value of option positions may not exceed 10% of the Fund's net assets as of the time such options are entered into by the Fund.

A put option gives the purchaser of the option the right to sell, and the writer the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction". In order to close out an option position, the Fund may enter into a "closing transaction"--the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.

Although the Fund will engage in option transactions only as hedging transactions and not for speculative purposes, there are risks associated with such investments including the following: (i) the success of a hedging strategy may depend on the ability of the Advisor to predict movements in the prices of the individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the changes in market value of the stocks held by the Fund and the prices of options; (iii) there may not be a liquid secondary market for options; and (iv) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

EQUITY SECURITIES--investments in common stocks are subject to market risks which may cause their prices to fluctuate over time. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities but will affect a Fund's net asset value.

19

FORWARD FOREIGN CURRENCY CONTRACTS--A forward contract involves an obligation to purchase or sell a specific currency amount at a future date, agreed upon by the parties, at a price set at the time of the contract. The Fund may also enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency.

At the maturity of a forward contract, the Fund may either sell a portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader, obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Fund may realize a gain or loss from currency transactions.

ILLIQUID SECURITIES--securities which cannot be disposed of within seven business days at approximately the price at which they are being carried on the Fund's books. The Fund will not invest more than 15% of its total assets in such instruments. An illiquid security includes a demand instrument with a demand notice period exceeding seven days, if there is no secondary market for such security.

OBLIGATIONS OF SUPRANATIONAL ENTITIES--Supranational entities are entities established through the joint participation of several governments, and include the Asian Development Bank, the Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank.

OPTIONS AND FUTURES--the Fund may invest in futures and options to a limited extent. The Fund may enter into futures contracts provided that not more than 5% of its assets are required as a futures contract margin deposit. In addition, the Fund may enter into futures contracts and options transactions only to the extent that obligations under such contracts or transactions represent not more than 10% of the Fund's assets.

The Fund may buy and sell options and futures contracts to manage its exposure to changing interest rates, security prices and currency exchange rates. Some options and futures strategies, including selling futures, buying puts and writing calls, reduce the Fund's exposure to price fluctuations. Other strategies, including buying futures, writing puts and buying calls, tend to increase market exposure. Options and futures may be combined with each other or with forward commitments in order to adjust the risk and return characteristics of the overall portfolio. The Fund may invest in options and futures based on any type of security, index, or currency traded on U.S. or foreign exchanges or over-the-counter, as long as the underlying security, or securities represented by an index, are permitted investments of the Fund.

Options and futures can be volatile instruments, and involve certain risks. If the Advisor applies a hedge at an inappropriate time or judges interest rates incorrectly, options and futures strategies may lower the Fund's return. The Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other instruments, or if it could not close out its positions because of an illiquid secondary market.

In order to cover any obligations it may have under options or futures contracts, the Fund will either own the underlying asset, have a contract to acquire such an asset without additional cost or set aside for the purpose of satisfying any such obligation, high quality liquid assets in a segregated account.

RECEIPTS--TRs, TIGRs, CATS and STRIPS--interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks and brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), "Certificates of Accrual on Treasury Securities" ("CATS") and "Separately Traded Registered Interest and Principal Securities" ("STRIPS"). TIGRs and CATS are interests in private proprietary accounts, TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury.

STRIPS, TRs, TIGRs AND CATS are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is amortized over the life of the security, and such amortization will constitute the income earned on the security for both accounting and tax

20

purposes. Because of these features, receipts may be subject to greater price volatility than interest paying U.S. Treasury Obligations. See also "Taxes".

REPURCHASE AGREEMENTS--agreements by which a person obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. The Custodian or its agent will hold the security as collateral for the repurchase agreement. Collateral must be maintained at a value at least equal to 100% of the purchase price. The Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from its right to dispose of the collateral securities or if the Fund realizes a loss on the sale of the collateral securities. The Advisor will enter into repurchase agreements on behalf of the Fund only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Trustees. Repurchase agreements are considered loans under the 1940 Act, as well as for federal and state income tax purposes.

RESTRICTED SECURITIES--securities that may not be sold freely to the public absent registration under the Securities Act of 1933 or an exemption from registration.

SECURITIES LENDING--in order to generate additional income, the Fund may lend the securities in which it is invested pursuant to agreements requiring that the loan be continuously secured by cash, securities of the U.S. Government or its agencies or any combination of cash and such securities as collateral equal at all times to 100% of the market value plus accrued interest of the securities lent. Collateral is marked to market daily. The Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of cash collateral in U.S. Government securities. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will only be made to borrowers deemed by the Advisor or Sub-Advisor to be of good standing and when, in the judgment of the Advisor or Sub-Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risk.

SECURITIES OF FOREIGN ISSUERS--foreign investments that involve risks that are different from investments in securities of U.S. issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest. Additionally, there may be less public information available about foreign issuers. Foreign branches of foreign banks are not regulated by U.S. banking authorities and generally are not bound by accounting, auditing and financial reporting standards comparable to U.S. banks. The Fund may invest in commercial paper of foreign issuers and obligations of foreign branches of U.S. banks, U.S. and London branches of foreign banks, and supranational entities which are established through the joint participation of several governments (e.g., the Asian Development Bank, the Inter-American Development Bank, International Bank for Reconstruction and Development (World
Bank), African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank).

SWAPS--as a way of managing its exposure to different types of investments, the Fund may enter into interest rate swaps, currency swaps and other types of swap agreements such as caps, collars and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount", in return for payments equal to a fixed rate times the same amount, for a specific period of time. If a swap agreement provides for payment in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specific interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift the Fund's investment exposure from one type of investment to another. For example, if the Fund agrees to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investments and their share price and yield.

21

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and have a considerable impact on the Fund's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Fund may also suffer losses if they are unable to terminate outstanding swap agreements or reduce their exposure through offsetting transactions.

TIME DEPOSITS--a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities; therefore, the Fund will not invest more than 10% of its assets in such time deposits and other illiquid securities.

U.S. GOVERNMENT AGENCIES--certain federal agencies such as the Government National Mortgage Association ("GNMA") have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the U.S. Government, are either backed by the full faith and credit of the United States (e.g., GNMA) or supported by the issuing agencies' right to borrow from the Treasury. The issues of other agencies are supported only by the credit of the instrumentality (e.g., Federal National Mortgage Association, "FNMA").

U.S. TREASURY OBLIGATIONS--bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS").

WARRANTS--instruments giving holders the right, but not the obligation, to buy shares of a company at a given price during a specified period.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES--When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The Fund will maintain with the custodian a separate account with liquid high grade debt securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although the Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, it may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

22

TABLE OF CONTENTS

--------------------------------------------------------------------------------
Summary...................................................................   2
Expense Summary...........................................................   3
The Trust.................................................................   5
Investment Objective and Policies.........................................   5
General Investment Policies...............................................   7
Risk Factors..............................................................   7
Fundamental Policies......................................................   8
Investment Limitations....................................................   8
The Advisor...............................................................   8
The Sub-Advisor...........................................................   9
The Administrator.........................................................   9
The Transfer Agent........................................................   9
The Distributor...........................................................   9
Purchase of Shares........................................................  10
Eligibility For Reduced Sales Charge......................................  12
Redemption of Shares......................................................  13
Performance...............................................................  15
Taxes.....................................................................  15
General Information.......................................................  16
Description of Permitted Investments and Risk Factors.....................  18

                                Rembrandt Funds(R)

                              Investment Advisor:
                    LaSalle Street Capital Management, Ltd.

This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of Rembrandt Funds(R) (the "Trust") and should be read in conjunction with the Trust's prospectuses dated April 29, 1996. Prospectuses may be obtained through the Distributor, Rembrandt(R) Financial Services Company, 680 East Swedesford Road, Wayne, Pennsylvania 19087.

                               TABLE OF CONTENTS

THE TRUST................................................................   3
DESCRIPTION OF PERMITTED INVESTMENTS.....................................   3
INVESTMENT LIMITATIONS...................................................  13
NON-FUNDAMENTAL POLICIES.................................................  15
THE ADVISOR..............................................................  16
THE SUB-ADVISOR..........................................................  17
THE ADMINISTRATOR........................................................  18
THE DISTRIBUTOR..........................................................  19
TRUSTEES AND OFFICERS OF THE TRUST.......................................  21
COMPUTATION OF YIELD.....................................................  22
CALCULATION OF TOTAL RETURN..............................................  25
PURCHASE AND REDEMPTION OF SHARES........................................  27
LETTER OF INTENT.........................................................  28
DETERMINATION OF NET ASSET VALUE.........................................  28
TAXES....................................................................  30
PORTFOLIO TRANSACTIONS...................................................  32
TRADING PRACTICES AND BROKERAGE..........................................  33
DESCRIPTION OF SHARES....................................................  37
SHAREHOLDER LIABILITY....................................................  38
LIMITATION OF TRUSTEES' LIABILITY........................................  47
EXPERTS..................................................................  48
APPENDIX.................................................................  A1
FINANCIAL INFORMATION....................................................  F1

April 29, 1996

REM-F-007-03

THE TRUST

Rembrandt Funds(R) is an open-end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated September 17, 1992. The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares") and different classes of shares of each Fund. Shareholders may purchase shares through two separate classes, the Trust Class and the Investor Class, which provide for variations in distribution costs, voting rights and dividends. Except for differences between Trust Class shares and Investor Class shares pertaining to distribution fees, each share of each fund represents an equal proportionate interest in that fund. See "Description of Shares." This Statement of Additional Information relates to the Trust Class shares and Investor Class
shares of the following funds of the Trust:   Value Fund, Growth Fund, Latin
America Equity Fund, Small Cap Fund, International Equity Fund, TransEurope Fund, Asian Tigers Fund (collectively, the "Equity Funds"), Fixed Income Fund (formerly Taxable Fixed Income Fund), Intermediate Government Fixed Income Fund (formerly Short/Intermediate Government Fixed Income Fund), Tax-Exempt Fixed Income Fund, Global Fixed Income Fund, Limited Volatility Fixed Income Fund (collectively, the "Fixed Income Funds"), Balanced Fund (the "Balanced Fund"), Money Market Fund (formerly Taxable Money Market Fund), Government Money Market Fund, Treasury Money Market Fund and Tax-Exempt Money Market Fund (collectively the "Money Market Funds") (together, the "Funds").

DESCRIPTION OF PERMITTED INVESTMENTS

Variable Amount Master Demand Notes

Variable amount master demand notes may or may not be backed by bank letters of credit. These notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between the Trust, as lender, and the borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes. It is not generally contemplated that such instruments will be traded.

Brady Bonds

"Brady Bonds" are a particular type of Latin American debt security. During 1990, the Mexican external debt markets experienced significant changes with the completion of the "Brady Plan" restructurings in those markets. The restructurings provided for the exchange of loans and cash for newly issued bonds ("Brady Bonds"). Brady Bonds fall into two categories: collaterized Brady Bonds and bearer Brady Bonds. Both types of Brady Bonds are issued in various currencies, primarily the U.S. dollar. Brady Bonds are actively traded in the over-the-counter secondary market for Latin American debt. U.S. dollar-denominated collaterized bonds, which may be fixed par bonds or floating rate discount bonds, are collaterized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity. At least one year of rolling interest payments are collaterized by cash or other investments.

Floating Rate Notes

Floating rate notes will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. A Fund may use the longer of the period required before the Fund is entitled to prepayment under such obligations or the period remaining until the next interest rate adjustment date for purposes of determining the maturity. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must be rated in the third highest rating category or, in the Advisor's opinion, be of comparable quality. The Advisor will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Advisor may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

GNMA Certificates

GNMA Certificates are securities issued by the Government National Mortgage Association ("GNMA"), a wholly-owned U.S. Government corporation which guarantees the timely payment of principal and interest. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans. GNMA certificates consist of underlying mortgages with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments, GNMA certificates have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular GNMA pool. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. GNMA securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, GNMA certificates may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of a GNMA certificate likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price to its par value, which may result in a loss.

Junk Bonds

Junk Bonds are debt securities which are rated below investment grade or are not rated. When debt securities are rated, it is expected that such ratings will generally be below investment grade. Below investment grade securities are generally considered to be debt securities rated BB or lower by S&P or Ba or lower by Moody's or, if unrated, are deemed by the Advisor or Sub-Advisor to be of comparable quality. Securities below investment grade are the equivalent of high yield, high risk bonds, commonly known as "junk bonds."

Such securities involve greater risk of default or price declines than investment grade securities due to changes in the issuer's creditworthiness and the outlook for economic growth. The market for these securities may be less active, causing market price volatility and limited liquidity in the secondary market. This may limit the Fund's ability to sell such securities at their market value. In addition, the market for these securities may also be adversely affected by legislative and regulatory developments. Credit quality in the junk bond market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks imposed by a particular security.

Mortgage-Backed Securities

Two principal types of mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"), which are rated in one of the two highest rating categories by a nationally recognized statistical rating organization ("NRSRO"). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

Investors purchasing such CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

Asset-Backed Securities

Asset-backed securities include company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder.

STRIPS

Separately traded interest and principal securities ("STRIPS") are component parts of U.S. Treasury Securities traded through the Federal Book-Entry System. The Advisor will purchase only STRIPS that it determines are liquid or, if illiquid, do not violate the Fund's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7, the Advisor will purchase only STRIPS for Money Market Funds that have a remaining maturity of 397 days or less; therefore, the Money Market Funds currently may purchase only interest component parts of U.S. Treasury Securities. While there is no limitation on the percentage of a Fund's assets that may be comprised of STRIPS, the Advisor will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights and of deviations in the value of shares of the Money Market Funds.

Repurchase Agreements

Repurchase agreements, in which each of the Funds, except the Treasury Money Market Fund, is permitted to invest, are agreements by which a person (e.g., a
                                                                       ----
fund) obtains a security and simultaneously commits to return the security to the seller (primary securities dealer recognized by the Federal Reserve Bank of New York or a national member bank as defined in Section 3(d)(1) of the Federal Deposit Insurance Act, as amended) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by the Funds for purposes of their investment limitations. The repurchase agreements entered into by the Funds will provide that the underlying security at all times shall have a value at least equal to 100% of the resale price stated in the agreement (the Advisor monitors compliance with this requirement). Under all repurchase agreements entered into by the Funds, the Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Funds could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Funds may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Funds are treated as an unsecured creditor and required to return the underlying security to the seller's estate.

Municipal Securities

Municipal notes include, but are not limited to, general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes. A Fund's investments in any of the notes described above will be limited to those obligations (i) which are rated in the highest two rating categories by an NRSRO or (ii) which, if not rated, are of equivalent quality in the Advisor's judgment.

Municipal bonds must be rated in the highest four rating categories by an NRSRO at the time of investment or, if unrated, must be deemed by the Advisor to have essentially the same characteristics and quality as bonds rated in the above rating categories. The Advisor may purchase industrial development and pollution control bonds if the interest paid is exempt from federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Commercial Paper

Tax-exempt commercial paper will be limited to investments in obligations which are rated in one of the two highest rating categories by an NRSRO at the time of investment or which are of equivalent quality as determined by the Advisor.

Standby Commitments, or Puts

The Advisor has the authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit a Fund to meet redemptions and remain as fully invested as possible in municipal securities. The Funds reserve the right to engage in put transactions. The right to put the securities depends on writer's ability to pay for the securities at the time the put is exercised. The Funds will limit their put transactions to institutions which the Advisor believes present minimal credit risks, and the Advisor will use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, the Fund would be general creditor (i.e., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The municipal securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Fund may purchase subject to a put but the amount paid directly or indirectly for puts which are not integral parts of the security as originally issued which are held by the Fund will not exceed 1/2 of 1% of the value of the total assets of such Fund calculated immediately after any such put is acquired. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of the Fund including such securities, the Trust will consider "maturity" to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

Options

Put and call options may be used by a Fund from time to time as the Advisor deems to be appropriate except as limited by each Fund's investment restrictions, but will not be used for speculative purposes. Among the strategies the Advisor may use are: protective puts on stocks owned by a Fund, buying calls on stocks a Fund is attempting to buy and writing covered calls on stocks a Fund owns. The aggregate value of option positions may not exceed 10% of a Fund's net assets at the time such options are entered into by the Fund.

A put option gives the purchaser of the option the right to sell, and the writer the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction". In order to close out an option position, a Fund may enter into a "closing transaction" - the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.

A Fund may buy protective put options from time to time on such portion of its assets as the Advisor determines is appropriate in seeking the Fund's investment objective. A put option gives the purchaser, in this case the Fund, the right to sell and the writer has the obligation to buy the underlying security at the exercise price during the option period. The advantage to the Fund of buying the protective put is that if the price of the stock falls during the option period, the Fund may exercise the put and receive the higher exercise price for the stock. However, if the security rises in value, the Fund will have paid a premium for the put which will expire unexercised.

A Fund may buy call options from time to time as the Advisor determines is appropriate in seeking the Fund's investment objective. A call option gives the purchaser, in this case the Fund, the right to buy and the writer has the obligation to sell the underlying security at the exercise price during the option period. The Fund may elect to buy calls on stocks that the Fund is trying to buy. The advantage of the Fund buying the fiduciary call is that if the price of the stock rises during the option period, the Fund may exercise the call and buy the stock for the lower exercise price. If the security falls in value, the Fund will have paid a premium for the call which will expire worthless, but will be able to buy the stock at a lower price.

A Fund may write covered call options from time to time on such portion of its assets as the Advisor determines is appropriate in seeking the Fund's investment objective. A call gives the purchaser the right to buy and the writer, in this case the Fund, has the obligation to sell the underlying security at the exercise price during the option period. The advantage to the Fund of writing covered call options is that the Fund receives a premium which is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction is one in which a Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

There are risks associated with option transactions including the following:
(i) the success of a hedging strategy may depend on the ability of the Advisor to predict movements in the prices of the individual securities, fluctuations in markets and movements in interest rates; (ii) there may be imperfect correlation between the movement in prices of securities held by a Fund; (iii) there may not be a liquid secondary market for options; and (iv) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

Foreign Securities

Foreign securities may be U.S. dollar denominated obligations or securities of foreign issuers. Permissible investments may consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit, and investments in Canadian commercial paper, foreign securities and Europaper. In addition, a Fund may invest in American Depositary Receipts. These instruments may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

Further, it may be more difficult for the Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., increasing the risk of delayed settlements of portfolio securities. Certain markets may require payment for securities before delivery. The Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Some countries restrict the extent to which foreigners may invest in their securities markets.

The Latin America Equity Fund may invest in securities denominated in currencies of Latin American countries. Accordingly, changes in the value of these currencies against the U.S. dollar will result in corresponding changes in the U.S. dollar value of the Fund's assets denominated in those currencies.

Some Latin American countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, there is risk that certain Latin American countries may restrict the free conversion of their currencies into other currencies. Further, it may be difficult to reduce the Fund's Latin American currency risk through hedging. Any devaluations in the currencies in which the Fund's portfolio securities are denominated may have a detrimental impact on the Fund's net asset value.

Certain risks associated with international investments and investing in smaller, developing capital markets are heightened for investments in Latin American countries. For example, some of the currencies of Latin American countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made in certain of these currencies periodically.
In addition, although there is a trend toward less government involvement in commerce, governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government still owns or controls many companies, including some of the largest companies in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in Latin American countries, which could affect private sector companies and the Fund, as well as the value of securities in the Fund's portfolio.

When-Issued Securities

When-issued securities are securities which involve the purchase of debt obligations on a when-issued basis, in which case delivery and payment normally take place on a future date. The Funds will only make commitments to purchase obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date. The when-issued securities are subject to market fluctuation, and no interest accrues on the security to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis may be used as a form of leveraging because the purchaser may accept the market risk prior to payment for the securities. The Funds, however, will set aside at the time they commit to purchase such securities the amount to cover the purchase price. Consequently, the Funds will not use such purchases for leveraging.

The Funds will segregate liquid assets in an amount at least equal in value to the Funds' commitments to purchase when-issued securities. If the value of these assets declines, the Funds will place additional liquid assets aside on a daily basis so that the value of the assets set aside is equal to the amount of such commitments.

Restricted Securities

Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") absent an exemption from registration. Certain of the permitted investments of the Funds may be restricted securities, and the Advisor may invest up to 5% of the total assets of a Fund in restricted securities provided it determines that at the time of investment such securities are not illiquid (generally, an illiquid security cannot be disposed of within seven days in the ordinary course of business at its full value), based on guidelines and procedures developed and established by the Board of Trustees of the Trust. The Board of Trustees will periodically review such procedures and guidelines and will monitor the Advisor's implementation of such procedures and guidelines. Under these procedures and guidelines, the Advisor will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the Advisor intends to rely upon the exemption from registration provided by Rule 144A promulgated under the 1933 Act.

Securities Lending

A Fund may lend securities pursuant to agreements requiring that the loans be continuously secured by cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities, as collateral equal to 100% of the market value at all times of the securities lent. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Fund exceed one-third of the value of a Fund's total assets taken at fair market value. A Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, a Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Advisor to be of good standing and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. The Funds may use the Distributor or a broker-dealer affiliate of the Advisor as a broker in these transactions.

Investment Company Shares

Investments in shares of open-end funds and closed-end funds, as described in the prospectus, may result in the layering of expenses. Since such funds pay management fees and other expenses, shareholders of a Fund would indirectly pay both Fund expenses and the expenses of underlying funds with respect to Fund assets invested therein. Under applicable regulations, the Funds are prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Funds own more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the Fund's total assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Funds. See also "Investment Limitations."

The Trust has received an exemptive order from the Securities and Exchange Commission ("SEC") to permit the Funds to invest in shares of the Money Market Funds. Pursuant to this order, each Fund is permitted to invest in shares of the Money Market Funds provided that the Advisor and any of its affiliates waive management fees and other expenses with respect to Fund assets invested therein.

It is the position of the staff of the SEC that certain nongovernmental issuers of CMOs and REMICs constitute investment companies pursuant to the Investment Company Act of 1940, as amended ("1940 Act") and either (a) investments in such instruments are subject to the limitations set forth above or (b) the issuers of such instruments have been granted orders from the SEC exempting such instruments from the definition of investment company.

Standard & Poor's Depositary Receipts ("SPDRs")

SPDRs are interests in a unit investment trust ("UIT") that may be obtained from the UIT or purchased in the secondary market as SPDRs are listed on the American Stock Exchange.

The UIT will issue SPDRs in aggregations of 50,000 known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of (a) a portfolio of securities substantially similar to the component securities ("Index Securities") of the Standard & Poor's 500 Composite Stock Price Index (the "S&P Index"), (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit ("Balancing Amount") designed to equalize the net asset value of the S&P Index and the net asset value of a Portfolio Deposit.

SPDRs are not individually redeemable, except upon termination of the UIT. To redeem, the Fund must accumulate enough SPDRs to reconstitute a Creation
Unit. The liquidity of small holdings of SPDRs, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the Fund will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

The price of SPDRs is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by the Fund could result in losses on SPDRs.
Trading in SPDRs involves risks similar to those risks, described above under "Options," involved in the writing of options on securities.

The Trust is not prohibited from investing in obligations of banks which are clients of SEI Corporation ("SEI"). However, the purchase of shares of the Trust by them or by their customers will not be a consideration in determining which bank obligations the Trust will purchase. The Trust will not purchase obligations of the Advisor.

INVESTMENT LIMITATIONS

Each Fund has adopted certain investment limitations which, in addition to those limitations in the Prospectus, are fundamental and may not be changed without approval by a majority vote of the Fund's outstanding shares. The term "majority of the Fund's outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

No Fund may:

1.   Acquire more than 10% of the voting securities of any one issuer.

2.   Invest in companies for the purpose of exercising control.

3. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter under federal securities laws in selling a Fund security.

4. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

The Money Market Funds may not:

1. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of total assets. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

2. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (1) above in aggregate amounts not to exceed 10% of total assets taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

3. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts and interests in a pool of securities that are secured by interests in real estate. However, subject to their permitted investments, any Fund may invest in companies which invest in real estate commodities or commodities contracts.

4. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Trust may obtain short-term credits as necessary for the clearance of security transactions.

5. Purchase securities of other investment companies except for money market funds and then only as permitted by the 1940 Act and the rules and regulations thereunder. The Money Market Funds will invest in shares of another money market fund only if (i) such other money market fund is subject to Rule 2a-7 under the 1940 Act; (ii) such other money market fund has investment criteria equal to or higher than those of the investing Money Market Fund; and (iii) the Trust's Board of Trustees monitors the activities of such other money market fund.

6.   Write or purchase puts, calls, options or combinations thereof.


The Equity, Fixed Income and Balanced Funds may not:

1. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowing. Except where a Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets, asset coverage of at least 300% is required for all borrowings.

2. Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts, and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

NON-FUNDAMENTAL POLICIES

No Fund may:

1. Invest in warrants, except that each of the Tax-Exempt Fixed Income Fund, Value Fund, Growth Fund, Small Cap Fund, International Equity Fund, TransEurope Fund, Asian Tigers Fund and Balanced Fund may invest in warrants in an amount not exceeding 5% of the Fund's net assets as valued at the lower of cost or market value. Included in that amount, but not to exceed 2% of the Fund's net assets, may be warrants not listed on the New York Stock Exchange or the American Stock Exchange.

2. Invest in illiquid securities in an amount exceeding, in the aggregate, 15% of the Fund's assets. An illiquid security is a security which cannot be disposed of promptly (within seven days), and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists.

3. Purchase or retain securities of an issuer if, to the knowledge of the Trust, an officer, trustee, partner or director of the Trust or any investment adviser of the Trust owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

4. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

5. Purchase securities of any company which has (with predecessors) a record of less than three years continuing operations if, as a result more than 5% of total assets (taken at fair market value) of the Fund would be invested in such securities, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or municipal securities which are rated by at least two nationally recognized bond rating services.

     The foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

The Equity, Fixed Income and Balanced Funds may not:

1. Purchase securities on margin or effect short sales, except that each Fund may: (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin in connection with futures contracts and options on such contracts; (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

2. Pledge, mortgage or hypothecate assets, except to secure temporary borrowings permitted by the Fund's fundamental limitation on permitted borrowings.

3. Invest its assets in securities of any investment company, except: (i) by purchase in the open market involving only customary brokers' commissions;
     (ii) in connection with mergers, acquisitions of assets or consolidations; or (iii) as otherwise permitted by the 1940 Act.

THE ADVISOR

The Trust and LaSalle Street Capital Management, Ltd., (the "Advisor") have entered into an advisory agreement (the "Advisory Agreement"). The Advisory Agreement provides that the Advisor shall not be protected against any liability to the Trust or its Shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of any Fund (including amounts payable to the Advisor but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by the State of California, the Advisor will bear the amount of such excess.

The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds by a majority of the outstanding shares of the Funds, on not less than 30 days nor more than 60 days written notice to the Advisor, or by the Advisor on 90 days written notice to the Trust.

For the fiscal years ended December 31, 1993, 1994 and 1995, the Funds paid the following advisory fees:


                                         Net Fees Paid                  Fees Waived
                               ------------------------------------------------------------
             Fund                  1993      1994      1995      1993      1994      1995
===========================================================================================
-------------------------------------------------------------------------------------------
Treasury Money Market Fund       $141,593  $233,796  $229,313  $113,195  $166,562  $184,294
-------------------------------------------------------------------------------------------
Government Money Market          $290,987  $337,352  $376,824  $    729  $      0  $      0
Fund
-------------------------------------------------------------------------------------------
Money Market Fund                $617,047  $952,538  $998,172  $464,036  $605,293  $647,771
-------------------------------------------------------------------------------------------
Tax-Exempt Money Market          $140,974  $271,281  $362,794  $116,029  $206,848  $289,877
Fund
-------------------------------------------------------------------------------------------
Fixed Income Fund                $540,207  $549,880  $576,717  $107,641  $ 96,978  $100,132
-------------------------------------------------------------------------------------------


                                         Net Fees Paid                  Fees Waived
                               ------------------------------------------------------------
             Fund                  1993      1994      1995      1993      1994      1995
===========================================================================================
Intermediate Government Fixed    $445,774  $508,997  $419,323  $ 89,155  $ 92,677  $ 72,093
Income Fund
-------------------------------------------------------------------------------------------
Tax-Exempt Fixed Income          $295,988  $297,375  $249,245  $ 71,902  $ 75,458  $ 64,521
Fund
-------------------------------------------------------------------------------------------
Global Fixed Income Fund         $101,252  $129,517  $139,512  $      0  $      0  $      0
-------------------------------------------------------------------------------------------
Limited Volatility Fixed         *         *         *         *         *         *
Income Fund
-------------------------------------------------------------------------------------------
Value Fund                       $253,140  $448,762  $788,698  $      0  $    103  $      0
-------------------------------------------------------------------------------------------
Growth Fund                      $668,520  $752,337  $685,748  $  5,889  $  2,930  $      0
-------------------------------------------------------------------------------------------
Small Cap Fund                   $204,163  $342,751  $163,166  $  1,875  $      0  $    636
-------------------------------------------------------------------------------------------
International Equity Fund        $119,559  $353,164  $643,380  $      0  $      0  $      0
-------------------------------------------------------------------------------------------
TransEurope Fund                 *         *         *         *         *         *
-------------------------------------------------------------------------------------------
Asian Tigers Fund                *         $151,709  $211,903  *         $      0  $      0
-------------------------------------------------------------------------------------------
Latin America Equity Fund        *         *         *         *         *         *
Balanced Fund                    $610,153  $430,126  $454,111  $      0  $      0  $      0
===========================================================================================

*   Not in operation during the period.

The Glass-Steagall Act restricts the securities activities of banks, such as LaSalle National Trust, N.A., but federal regulatory authorities permit such banks to provide investment advisory and other services to mutual funds. Should this position be challenged successfully in court or reversed by legislation, the Trust might have to make other investment advisory arrangements.


THE SUB-ADVISOR

LaSalle Street Capital Management, Ltd., on behalf of the Trust, and ABN AMRO-NSM International Funds Management B.V. have entered into a sub-advisory agreement (the "Sub-Advisory Agreement"). The Sub-Advisory Agreement provides that the Sub-Advisor shall not be protected against any liability to the Trust or its Shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its or duties thereunder.

The Sub-Advisory Agreement provides that if, for any fiscal year, the Advisor is required, under its Advisory Agreement with the Trust, to reduce its fees for the Fund because of excess expenses, the Sub-Advisor shall reduce its fees by an amount equal to one-half of the amount by which the Advisor reduced its fees.
In addition, from time to time, the Sub-Advisor may voluntarily agree to waive or reduce some or all of the compensation to which it is entitled under the Sub-Advisory Agreement.

The continuance of the Sub-Advisory Agreement, after the first year, must be specifically approved at least annually (a) by the vote of a majority of those members of the Trust's Board of Trustees who are not interested persons of the Trust, the Sub-Advisor, or the Advisor, cast in person at a meeting called for the purpose of voting on such approval, and (b) by the vote of a majority of the Trust's Board of Trustees or by the vote of a majority of all votes attributable to the outstanding shares of the Fund. Notwithstanding the foregoing, this Agreement may be terminated as to the Fund at any time, without the payment of any penalty, on sixty (60) days' written notice by the Advisor or by the Sub-Advisor. The Sub-Advisory Agreement will immediately terminate in the event of its assignment.

THE ADMINISTRATOR

The Administration Agreement provides that SEI Financial Management Corporation (the "Administrator") shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

The Administrator, a wholly owned subsidiary of SEI Corporation ("SEI"), was organized as a Delaware corporation in 1969 and has its principal business offices at 680 East Swedesford Road, Wayne, PA 19087-1658. Alfred P. West, Jr., Henry H. Greer and Carmen V. Romeo constitute the Board of Directors of the Administrator. Mr. West is the Chairman of the Board and Chief Executive Officer of the Administrator and of SEI. Mr. Greer is the President and Chief Operating Officer of the Administrator and of SEI. SEI and its subsidiaries are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors and money managers. The Administrator also serves as administrator to the following other mutual funds: The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Bishop Street Funds, Conestoga Family of Funds, CoreFunds, Inc., CrestFunds, Inc., CUFUND, First American Funds, Inc., First American Investment Funds, Inc., Insurance Investment Products Trust, Inventor Funds, Inc., Marquis Funds(R), Monitor Funds, Morgan Grenfell Investment Trust, The PBHG Funds, Inc., The Pillar Funds, 1784 Funds, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Stepstone Funds, STI Classic Funds and STI Classic Variable Trust.


For the fiscal years ended December 31, 1993, 1994, and 1995, the Funds paid the following fees to the Administrator:



                                           Net Fees Paid
              Fund                   1993      1994       1995
================================================================

Treasury Money Market Fund         $109,195   $158,779  $176,434
----------------------------------------------------------------
Government Money Market Fund       $218,787   $253,014  $282,618
----------------------------------------------------------------
Money Market Fund                  $462,663   $605,293  $647,771
----------------------------------------------------------------
Tax-Exempt Money Market Fund       $110,144   $187,532  $277,850
----------------------------------------------------------------
Fixed Income Fund                  $161,462   $150,882  $159,185
----------------------------------------------------------------
Intermediate Government Fixed      $133,732   $142,816  $113,044
 Income Fund
----------------------------------------------------------------
Tax-Exempt Fixed Income Fund       $ 91,972   $ 90,263  $ 78,442
----------------------------------------------------------------
Global Fixed Income Fund           $ 18,985   $ 14,686  $ 26,158
----------------------------------------------------------------
Limited Volatility Fixed Income       *          *         *
 Fund
----------------------------------------------------------------
Value Fund                         $ 47,464   $ 84,163  $147,881
----------------------------------------------------------------
Growth Fund                        $125,348   $141,613  $128,578
----------------------------------------------------------------
Small Cap Fund                     $ 38,632   $ 64,266  $ 30,713
----------------------------------------------------------------
International Equity Fund          $ 17,934   $ 43,927  $ 96,507
----------------------------------------------------------------
TransEurope Fund                      *          *         *
----------------------------------------------------------------
Asian Tigers Fund                     *       $  6,456  $ 31,786
----------------------------------------------------------------
Latin America Equity Fund             *          *         *
----------------------------------------------------------------
Balanced Fund                      $130,683   $ 92,170  $ 97,310
================================================================

* Not in operation during the period.

THE DISTRIBUTOR

Rembrandt(R) Financial Services Company (the "Distributor"), a wholly-owned subsidiary of SEI Financial Services Company ("SFS"), and the Trust are parties to a distribution agreement (the "Distribution Agreement"). Unless otherwise terminated as provided therein, the Distribution Agreement is renewable annually. Notwithstanding the foregoing, the Distribution Agreement shall be reviewed and ratified at least annually (i) by the Trustees or by the vote of a majority of the outstanding shares of the Trust, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or "interested persons" (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of any assignment, as defined in the 1940 Act, and is terminable with respect to a particular Fund on not less than 60 days' notice by the Trustees, by vote of a majority of the outstanding shares of such Fund or by the Distributor.

The Trust has adopted a distribution plan for the Investor Class shares of each Fund (the "Investor Class Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Investor Class Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not "interested persons" of the Trust or the Distributor, as that term is defined in the 1940 Act ("Disinterested Trustees"). The Investor Class Plan requires that quarterly written reports of amounts spent under the Investor Class Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. In accordance with Rule 12b-1 under the 1940 Act, the Investor Class Plan may be terminated with respect to any Fund by a vote of a majority of the Disinterested Trustees, or by a vote of a majority of the outstanding shares of that Fund. The Investor Class Plan may be amended by vote of the Trust's Board of Trustees, including a majority of the Disinterested Trustees, cast in person at a meeting called for such purpose, except that any change that would effect a material increase in any distribution fee with respect to a Fund requires the approval of that Fund's shareholders. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Disinterested Trustees.

Pursuant to the Distribution Agreement and the Investor Class Plan, Investor Class shares are subject to an ongoing distribution fee calculated on each Fund's aggregate average daily net assets attributable to its Investor Class shares.

12b-1 Fees

The Trust has adopted the Investor Class Distribution Plan in accordance with the provisions of Rule 12b-1 under the 1940 Act which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Investor Class Distribution Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Disinterested Trustees. The Investor Class Distribution Plan requires that quarterly written reports of amounts spent under the Investor Class Distribution Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Investor Class Distribution Plan may not be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding shares of the Trust. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Disinterested Trustees.

The Distribution Agreement and the Investor Class Distribution Plan provide for payments to the Distributor at an annual rate of .25% of the Investor Class average daily net assets. The Investor Class Plan is characterized as a compensation plan and is not directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may therefore be higher or lower than its actual expenses.

For the fiscal year ended December 31, 1995, the Funds paid the following amounts pursuant to the Investor Class Plan:

                                             Distribution Amount Paid
                   Fund                                1995
=====================================================================


Treasury Money Market Fund                                    $17,018

Government Money Market Fund                                  $ 7,789

Money Market Fund                                             $ 3,171

Tax-Exempt Money Market Fund                                  $ 9,775

Fixed Income Fund                                             $ 1,260

Intermediate Government Fixed Income Fund                     $ 7,006

Tax-Exempt Fixed Income Fund                                  $ 2,919

Global Fixed Income Fund                                      $   238

Limited Volatility Fixed Income Fund                             *

Value Fund                                                    $ 3,219

Growth Fund                                                   $ 6,260

Small Cap Fund                                                $ 1,066

International Equity Fund                                     $ 4,221

TransEurope Fund                                                 *

Asian Tigers Fund                                             $ 2,109

Latin America Equity Fund                                        *

Balanced Fund                                                 $10,008
=====================================================================

*  Not in operation during the period.

The distribution-related services that may be provided under the Investor Class Plan include establishing and maintaining customer accounts and records; aggregating and processing purchase and redemption requests from customers; placing net purchase and redemption orders with the Distributor; automatically investing customer account cash balances; providing periodic statements to customers; arranging for wires; answering customer inquiries concerning their investments; assisting customers in changing dividend options, account designations, and addresses; performing sub-accounting functions; processing dividend payments from the Trust on behalf of customers; and forwarding shareholder communications from the Trust (such as proxies, shareholder reports, and dividend distribution, and tax notices) to these customers with respect to investments in the Trust. Certain state securities laws may require those financial institutions providing such distribution services to register as dealers pursuant to state law.

Except to the extent that the Administrator or Advisor benefitted through increased fees from an increase in the net assets of the Trust which may have resulted in part from the expenditures, no "interested person" of the Trust nor any Trustee of the Trust who is not an interested person of the Trust had a direct or indirect financial interest in the operation of the Investor Class Plan or related agreements.

TRUSTEES AND OFFICERS OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth below.

ARNOLD F. BROOKSTONE - Trustee - 150 N. Michigan Avenue, Chicago, IL 60601. Retired. Executive Vice President, Chief Financial Officer and Planning Officer of Stone Container Corporation, 1991-1995. Senior Vice President, Chief Financial Officer and Planning Officer of Stone Container Corporation since 1981. Prior thereto, Mr. Brookstone held various other executive positions with Stone Container Corporation since 1973.

WILLIAM T. SIMPSON - Trustee - 1318 Navajo Court, Louisville, KY. Consultant, PNC Bank of Kentucky (formerly Citizens Fidelity Bank and Trust company) (a state chartered bank) since 1992. Senior Vice President, PNC Bank of Kentucky 1973-1992.

ROBERT A. NESHER - Trustee* - 8 South Street, P.O. Box 89, Kennebunkport, ME 04046-0089. Retired since 1994. Director, Executive Vice President of SEI, 1986-1994. Director and Executive Vice President of the Administrator and Distributor, 1981-1994.

SANDRA K. ORLOW - Vice President, Assistant Secretary - Vice President and Assistant Secretary of SEI and the Administrator and Distributor since 1983.

ROBERT B. CARROLL - Vice President, Assistant Secretary - Vice President, Assistant Secretary of SEI, the Administrator and Distributor since 1994. United States Securities and Exchange Commission, Division of Investment Management, 1990-1994. Associate, McGuire, Woods, Battle and Boothe (law firm) prior to 1990.

KATHRYN L. STANTON - Vice President, Assistant Secretary - Vice President, Assistant Secretary of SEI, the Administrator and Distributor since 1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1989-1994.

JEFFREY A. COHEN - Controller, Assistant Secretary - CPA, Director, International and Domestic Funds Accounting, SEI since 1991. Audit Manager, Price Waterhouse prior to 1991.

RICHARD W. GRANT - Secretary - 2000 One Logan Square, Philadelphia, PA 19103, Partner of Morgan, Lewis & Bockius LLP (law firm), Counsel to SEI, the Trust, the Administrator and Distributor.

DAVID G. LEE - President and Chief Executive Officer - Senior Vice President of the Administrator and Distributor since 1993. Vice President of the Administrator and Distributor 1991-1993. President, GW Sierra Trust Funds before 1991.

KEVIN P. ROBINS - Vice President, Assistant Secretary - Senior Vice President and General Counsel of SEI, the Administrator and Distributor since 1994. Vice President and Assistant Secretary of SEI, the Administrator and Distributor since 1992. Associate, Morgan, Lewis & Bockius LLP (law firm), 1988-1992.
_______________

*Mr. Nesher is a Trustee who may be deemed to be an "interested person" of the Trust as the term is defined in the 1940 Act.

The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust. The Trust pays the fees for unaffiliated Trustees. Compensation of officers and affiliated Trustees of the Trust is paid by the Administrator.

For the fiscal year ended December 31, 1995, the Trustees received the following compensation:


 ================================================================================
                                                                       Total
                                                                    Compensation
                                             Pension                   from
                              Aggregate        or                   Registrant
                             Compensation   Retirement               and  Fund
                                 From       Benefits    Estimated   Complex Paid
                              Registrant     Accrued      Annual    to Directors
                              for Fiscal     as Part    Benefits    for Fiscal
  Name of Person,             Year Ended     of Fund      Upon       Year Ended
      Position                   1995        Expenses   Retirement     1995
--------------------------------------------------------------------------------

Arnold F. Brookstone,              $11,500     N/A         N/A      $11,500 for
 Trustee                                                            service on
                                                                    one board
--------------------------------------------------------------------------------
William T. Simpson, Trustee        $11,500     N/A         N/A      $11,500 for
                                                                    service on
                                                                    one board
--------------------------------------------------------------------------------
Robert A. Nesher,* Trustee         $     0     N/A         N/A      $0 for
                                                                    service on
                                                                    one board
================================================================================

_______________

*Mr. Nesher is a Trustee who may be deemed an "interested person" of the Trust as the term is defined in the 1940 Act.

COMPUTATION OF YIELD

From time to time the Treasury Money Market Fund, Government Money Market Fund, Money Market Fund and Tax-Exempt Money Market Fund advertise their "current yield" and "effective compound yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Funds refers to the income generated by an investment in a Fund over a seven-day period (which period will be stated in the advertisement).
This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

The current yield of the Funds will be calculated daily based upon the seven days ending on the date of calculation ("base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing Shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Shareholder accounts, and dividing such net change by the value of the account at the beginning of the some period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield. The effective yield of the Funds is determined by computing the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = (Base Period Return +
1)365/7) - 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.

Tax Equivalent yields are computed by dividing that portion of a Fund's yield which is tax-exempt by one minus a federal and/or state income tax rate and adding the product to that portion, if any, of the Fund's yield that is not tax-exempt.

Yield = 2[((a-b)/(cd) + 1)/6/ - 1] where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

The yield of these Funds fluctuates, and the annualization of a week's dividend is not a representation by the Trust as to what an investment in the Fund will actually yield in the future. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments the Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors.

For the seven-day period ended December 31, 1995, the end of the Trust's most recent fiscal year, the Money Market Funds' current, effective and tax-equivalent yields were as follows:

 ====================================================================================
                                                                          7-Day Tax-
                                                 7-Day        7-Day Tax-  Equivalent
                                               Effective      Equivalent   Effective
       Fund           Class      7-Day Yield     Yield          Yield        Yield



=====================================================================================

Treasury Money       Trust            4.92%        5.04%         N/A          N/A
 Market Fund       ------------------------------------------------------------------
                     Investor         4.67%        4.78%         N/A          N/A
-------------------------------------------------------------------------------------
Government Money     Trust            5.31%        5.45%         N/A          N/A
 Market Fund       ------------------------------------------------------------------
                     Investor         5.06%        5.19%         N/A          N/A
-------------------------------------------------------------------------------------

Money Market Fund    Trust            5.38%        5.53%         N/A          N/A
                   ------------------------------------------------------------------
                     Investor         5.13%        5.27%         N/A          N/A
-------------------------------------------------------------------------------------
Tax-Exempt Money     Trust            3.37%        3.43%        5.58%        5.68%
 Market Fund       ------------------------------------------------------------------
                     Investor         3.12%        3.17%        5.17%        5.25%
=====================================================================================

Yields are one basis upon which investors may compare the Funds with other money market funds; however, yields of other money market funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.

The Value Fund, Growth Fund, Small Cap Fund, International Equity Fund, TransEurope Fund, Asian Tigers Fund, Fixed Income Fund, Intermediate Government Fixed Income Fund, Tax-Exempt Fixed Income Fund, Global Fixed Income Fund, Limited Volatility Fixed Income Fund, Latin America Equity Fund, and Balanced Fund may also advertise a 30-day yield figure. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of these Funds refers to the annualized income generated by an investment in the Funds over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated over one year and is shown as a percentage of the investment.

For the thirty-day period ended December 31, 1995, the yield for the following Funds were:

==============================================================
                 Fund                    Class    30-Day Yield
==============================================================

Fixed Income Fund                       Trust             5.45%
                                       -----------------------
                                        Investor          4.96%
--------------------------------------------------------------
Intermediate Government Fixed Income    Trust             5.06%
 Fund
                                       -----------------------
                                        Investor          4.60%
--------------------------------------------------------------
Tax-Exempt Fixed Income Fund            Trust             4.72%
                                       -----------------------
                                        Investor          4.27%
--------------------------------------------------------------
Global Fixed Income Fund                Trust             4.35%
                                       -----------------------
                                        Investor          3.86%
--------------------------------------------------------------
Limited Volatility Fixed Income Fund    Trust               *
                                       -----------------------
                                        Investor            *
--------------------------------------------------------------
Value Fund                              Trust             2.53%
                                       -----------------------
                                        Investor          2.18%
--------------------------------------------------------------
Growth Fund                             Trust             1.64%
                                       -----------------------
                                        Investor          1.36%
--------------------------------------------------------------
Small Cap Fund                          Trust             0.13%
                                       -----------------------
                                        Investor             0%
--------------------------------------------------------------
International Equity Fund               Trust                0%
                                       -----------------------

==============================================================
                 Fund                    Class    30-Day Yield
==============================================================
                                        Investor        0%
--------------------------------------------------------------
TransEurope Fund                        Trust          *
                                       -----------------------
                                        Investor       *
--------------------------------------------------------------
Asian Tigers Fund                       Trust           0%
                                       -----------------------
                                        Investor        0%
--------------------------------------------------------------
Latin America Equity Fund               Trust          *
                                       -----------------------
                                        Investor       *
--------------------------------------------------------------
Balanced Fund                           Trust        3.18%
                                       -----------------------
                                        Investor     2.80%
==============================================================

* Not in operation at the end of the period.

The 30-day tax equivalent yield for the Tax-Exempt Fixed Income Fund for the period ended December 31, 1995, was 7.81%.

CALCULATION OF TOTAL RETURN

From time to time, the Value Fund, Growth Fund, Small Cap Fund, International Equity Fund, TransEurope Fund, Asian Tigers Fund, Latin America Equity Fund, Fixed Income Fund, Intermediate Government Fixed Income Fund, Tax-Exempt Fixed Income Fund, Global Fixed Income Fund, Limited Volatility Fixed Income Fund and Balanced Fund may advertise total return. The total return of a Fund refers to the average compounded rate of return to a hypothetical investment for designated time periods (including but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)/n/ = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return: n number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

Based on the foregoing, the average annual total return for the Funds from commencement of operations through December 31, 1995, and for the one year period ended December 31, 1995, were as follows:


==============================================================================
                                                        Average Annual Total
                                                               Return
                                                 -----------------------------
                                                                     Since
           Fund                      Class            One Year     Inception
==============================================================================


------------------------------------------------------------------------------
Treasury Money Market Fund   Investor-Net Asset           5.02%           3.64%
                             Value/1/
                           ---------------------------------------------------
                             Trust/2/                     5.28%           3.81%
------------------------------------------------------------------------------
Government Money Market      Investor-Net Asset           5.33%           4.03%
 Fund                        Value/3/
                           ---------------------------------------------------
                             Trust/2/                     5.59%           4.16%
------------------------------------------------------------------------------
Money Market Fund            Investor-Net Asset           5.38%           4.05%
                             Value/4/
                           ---------------------------------------------------
                             Trust/2/                     5.64%           4.21%
------------------------------------------------------------------------------
Tax-Exempt Money Market      Investor-Net Asset           3.24%           2.44%
 Fund                        Value/5/
                           ---------------------------------------------------
                             Trust/2/                     3.49%           2.66%
------------------------------------------------------------------------------
Fixed Income Fund            Investor-Offering           12.10%           4.74%
                             Price/6/
                           ---------------------------------------------------
                             Investor-Net Asset          17.40%           6.45%
                             Value/6/
                           ---------------------------------------------------
                             Trust/2/                    17.75%           7.57%
------------------------------------------------------------------------------
Intermediate Government      Investor-Offering            8.47%           2.79%
 Fixed Income Fund           Price/7/
                           ---------------------------------------------------
                             Investor-Net Asset          13.59%           4.54%
                             Value/7/
                           ---------------------------------------------------
                             Trust/2/                    13.86%           5.49%
------------------------------------------------------------------------------
Tax-Exempt Fixed Income      Investor-Offering           10.18%           3.11%
 Fund                        Price/8/
                           ---------------------------------------------------
                             Investor-Net Asset          15.43%           4.83%
                             Value/8/
                           ---------------------------------------------------
                             Trust/2/                    15.67%           6.11%
------------------------------------------------------------------------------
Global Fixed Income Fund     Investor-Offering           15.23%           6.27%
                             Price/9/
                           ---------------------------------------------------
                             Investor-Net Asset          20.68%           8.13%
                             Value/9/
                           ---------------------------------------------------
                             Trust/10/                   20.99%          11.44%
------------------------------------------------------------------------------
Limited Volatility Fixed     Investor-Offering           *             *
 Income Fund                 Price
                           ---------------------------------------------------
                             Investor-Net Asset          *             *
                             Value
                           ---------------------------------------------------
                             Trust                       *             *
------------------------------------------------------------------------------
Balanced Fund                Investor-Offering           16.04%           5.80%
                             Price/8/
                           ---------------------------------------------------
                             Investor-Net Asset          21.52%           7.53%
                             Value/8/
                           ---------------------------------------------------
                             Trust/2/                    21.85%           8.51%
------------------------------------------------------------------------------
Value Fund                   Investor-Offering           25.82%           9.26%
                             Price/11/
                           ---------------------------------------------------
                             Investor-Net Asset          31.72%          11.09%
                             Value/11/
                           ---------------------------------------------------
                             Trust/2/                    32.02%          12.13%
------------------------------------------------------------------------------
Growth Fund                  Investor-Offering           25.37%           7.51%
                             Price/12/
                           ---------------------------------------------------

                           ---------------------------------------------------
                             Investor-Net Asset          31.29%           9.27%
                             Value/12/
                           ---------------------------------------------------
                             Trust/2/                    31.60%          10.66%
------------------------------------------------------------------------------
Small Cap Fund               Investor-Offering           25.82%           9.00%
                             Price/7/
                           ---------------------------------------------------
                             Investor-Net Asset          31.73%          10.87%
                             Value/7/
                           ---------------------------------------------------
                             Trust/2/                    32.13%           8.41%
------------------------------------------------------------------------------
International Equity Fund    Investor-Offering            8.68%           9.89%
                             Price/7/
                           ---------------------------------------------------
                             Investor-Net Asset          13.79%          11.78%
                             Value/7/
                           ---------------------------------------------------
                             Trust/2/                    14.03%          14.21%
------------------------------------------------------------------------------
Asian Tigers Fund            Investor-Offering            6.14%           0.34%
                             Price/13/
                           ---------------------------------------------------
                             Investor-Net Asset          11.18%           2.71%
                             Value/13/
                           ---------------------------------------------------
                             Trust/14/                   11.61%           2.97%
------------------------------------------------------------------------------
Latin America Equity Fund    Investor-Offering           *             *
                             Price
                           ---------------------------------------------------
                             Investor-Net Asset          *             *
                             Value
                           ---------------------------------------------------
                             Trust                       *             *
------------------------------------------------------------------------------
TransEurope Fund             Investor-Offering           *             *
                             Price
                           ---------------------------------------------------
                             Investor-Net Asset          *             *
                             Value
                           ---------------------------------------------------
                             Trust                       *             *
==============================================================================

*  Not in operation during
 the period.
---------------

/1/ Commenced operations 3/25/93          /8/ Commenced operations 3/9/93
/2/ Commenced operations 1/4/93           /9/ Commenced operations 4/26/93
/3/ Commenced operations 4/22/93         /10/ Commenced operations 2/7/93
/4/ Commenced operations 3/31/93         /11/ Commenced operations 3/26/93
/5/ Commenced operations 4/13/93         /12/ Commenced operations 3/8/93
/6/ Commenced operations 3/12/93         /13/ Commenced operations 1/12/94
/7/ Commenced operations 4/12/93         /14/ Commenced operations 1/3/94

PURCHASE AND REDEMPTION OF SHARES

Each Fund intends to pay cash for all shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities with a market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash. State securities laws may require banks and financial institutions purchasing shares for their customers to register as dealers pursuant to state laws.

It is currently the Trust's policy to pay for all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a Shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the New York Stock Exchange, the Advisor, the Administrator and/or the Custodian are not open for business. Currently, the following holidays are observed by the Trust: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


In calculating the sales charge rates applicable to purchases of shares of the Global Fixed Income, Fixed Income, Intermediate Government Fixed Income, Tax-Exempt Fixed Income, Limited Volatility Fixed Income, Balanced, Growth, Small Cap, International Equity, TransEurope and Asian Tigers Funds, customers of the following broker-dealer which have entered into an agreement with the Distributor are entitled to the following percentage-based discount from the otherwise applicable sales charge:


Name of Group                 Percentage of Waiver       Date Offer Starts

Jack White & Company          100%                       October 15, 1995

LETTER OF INTENT

Reduced sales charges are applicable to the aggregate amount of purchases made by any such purchaser previously enumerated within a 13-month period pursuant to a written Letter of Intent (the "Letter") provided by the Transfer Agent, DST Systems, Inc., and not legally binding on the signer or a Fund which provides for the holding in escrow by the Transfer Agent of 5% of the total amount intended to be purchased until such purchase is completed within the 13-month period. A Letter may be dated to include shares purchased up to 90 days prior to the date the Letter is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, the purchaser will be asked to pay an amount equal to the difference between the sales charge on the shares purchased at the reduced rate and the sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the value (at offering price at the level designated in their Letter) of all their shares of the Fund and of any other

Fund previously purchased and still held as of the date of their Letter toward the completion of such Letter.

DETERMINATION OF NET ASSET VALUE

The net asset value per share of the Treasury Money Market, Government Money Market, Money Market and Tax-Exempt Money Market Fund is calculated by adding the value of securities and other assets, subtracting liabilities and dividing by the total number of outstanding shares. Securities will be valued by the amortized cost method which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security's value, as determined by this method, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of the Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by the Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in the Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

A Fund's use of amortized cost and the maintenance of the Fund's net asset value at $1.00 are permitted by Rule 2a-7 under the 1940 Act, provided that certain conditions are met. Rule 2a-7 also requires the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Funds. Such procedures include the determination of the extent of deviation, if any, of the Funds' current net asset value per share calculated using available market quotations from the Funds amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to Shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. Such actions may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using available market quotations. In addition, if the Funds incur a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of the
                                          --- ----
Funds in each Shareholder's account and to offset each Shareholder's pro rata
                                                                     --- ----
portion of such loss or liability from the Shareholder's accrued but unpaid dividends or from future dividends while each other Fund must annually distribute at least 90% of its investment company taxable income.

The securities of the Equity, Balanced and Fixed Income Funds are valued by the Administrator pursuant to valuations provided by an independent pricing service. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations of fixed income securities, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees. Although the methodology and procedures are identical, the net asset value per share of Trust Class and Investor Class shares within the Funds may differ because of the distribution expenses charged to Investor Class shares.

TAXES

The following is only a summary of certain income tax considerations generally affecting a Fund and its Shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations, including their state and local income tax liabilities.

Federal Income Tax

All Funds

Each Fund intends to qualify as a "regulated investment company" ("RIC") as defined under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

In order to qualify for treatment as a RIC under the Code, each Fund must distribute annually to its Shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain)(the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (a) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; (b) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of stocks, securities, options, futures or forward contracts (other than options futures or forward contracts on foreign currencies), or foreign currencies (or options, futures or forward contracts on foreign currencies) that are not directly related to the company's business of investing in stock or securities, held for less than three months; and (c) diversify its holdings so that; (i) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (ii) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which are engaged in the same, similar or related trades or businesses if the Fund owns at least 20% of the voting power of such issuers.

Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), a Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Interest on indebtedness incurred by a Shareholder in order to purchase or carry shares in a tax-exempt fund is generally not deductible for federal income tax purposes to the extent that the Fund distributes exempt-interest dividends during the taxable year. If a Shareholder receives exempt-interest dividends with respect to any share of these Funds and if such share is held by the Shareholder for six months or less, then any loss on the sale or exchange of such share will be disallowed to the extent of the amount of exempt-interest dividends. In addition, the Code may require a Shareholder who receives exempt-interest dividends to treat as taxable income a portion of certain non-taxable social security and railroad retirement benefit payments. Furthermore, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by "private activity bonds" or certain industrial development bonds should consult their tax advisers before purchasing shares in the Tax-Exempt Funds. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of such bonds. Moreover, some or all of dividends received from the Tax-Exempt Funds may be a specific preference item, or a component of an adjustment item, for purposes of the federal individual and corporate alternative minimum taxes. The receipt of these dividends and distributions also may affect a corporate shareholder's federal "environmental" tax liability, a foreign corporate shareholder's federal "branch profits" tax liability, and a Subchapter S corporate shareholder's federal "excess net passive income" tax liability.

Shareholders of the Tax-Exempt Funds should consult their tax advisers to determine whether any portion of the income dividends received from the Funds is considered tax exempt in their particular status.

Issuers of bonds purchased by the Tax-Exempt Funds (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Shareholders should be aware that exempt-interest dividends may become subject to federal income taxation retroactively to the date of issuance of the bonds to which such dividends are attributable if such representations are determined to have been inaccurate or if the issuers (or the beneficiary) of the bonds fail to comply with certain covenants made at that time.

If for any taxable year a Fund does not qualify as a RIC, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to Shareholders. In such case, distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate Shareholders.

A dividends received deduction is available to corporations that receive dividends from domestic corporations. Dividends paid by an equity fund will be eligible for the dividends received deduction for corporate shareholders to the extent they are derived from dividends from domestic corporations and to the extent that the respective security has been held for at least three months. Equity Fund Shareholders will be advised each year of the portion of ordinary income dividends eligible for the deduction.

Dividends received from other funds, e.g., money market or fixed income funds, will not be eligible for the dividends received deduction. Individual shareholders are not entitled to the dividends received deduction regardless of which fund paid the dividend.

State Taxes

A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Funds to Shareholders and the ownership of shares may be subject to state and local taxes.

Foreign Taxes

Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If the Fund meets the Distribution Requirement and if more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to file an election with the Internal Revenue Service that will enable Shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and U.S. possessions income taxes paid by the Fund. Pursuant to the election, a Fund will treat those taxes as dividends paid to its Shareholders. Each Shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the Shareholder had paid the foreign tax directly. The Shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the Shareholder's federal income tax. If the Fund makes the election, it will report annually to its Shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

PORTFOLIO TRANSACTIONS

The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Advisor is responsible for placing the orders to execute transactions for the Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Advisor generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available.

The money market securities in which the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Advisor will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.

TRADING PRACTICES AND BROKERAGE

The Advisor selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers execute transactions at best price and execution. Best price and execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Trust's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry.
In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Trust either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

The Trust may allocate out of all commission business generated by all of the funds and accounts under management by the Advisor, brokerage business to brokers or dealers who provide brokerage and research services. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Advisor in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used exclusively with respect to the fund or account generating the brokerage.

As provided in the Securities Exchange Act of 1934 (the "1934 Act"), higher commissions may be paid to broker-dealers who provide brokerage and research services than to broker-dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker-dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such broker-dealers are not, in general, higher than commissions that would be paid to broker-dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent are directed to broker-dealers who provide daily portfolio pricing services to the Trust. Subject to best price and execution, commissions used for pricing may or may not be generated by the funds receiving the pricing service.

The Advisor may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or Fund may obtain, it is the opinion of the Advisor and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Funds may place orders with broker-dealers which have agreed to defray certain Trust expenses such as custodian fees, and may, at the request of the Distributor, give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute Trust portfolio transactions.

It is expected that the Trust may execute brokerage or other agency transactions through the Distributor or an affiliate of the Advisor or Sub-Advisor, which are registered broker-dealers, for commissions in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under these provisions, the Distributor or an affiliate of the Advisor or Sub-Advisor is permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange. These rules further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Trust may direct commission business to one or more designated broker-dealers in connection with such broker-dealers' provision of services to the Trust or payment of certain Trust expenses (e.g., custody, pricing and professional fees). The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

For the fiscal year ended December 31, 1995, the Funds paid the following brokerage fees:

====================================================================================================================================

                                                                                        Total
                                                                                   Commissions Paid      Total $         Total $
                                              Total $ Amount                          to SFS in         Amount of       Amount of
                                Total $        of Brokerage      % of Total of     Connection with      Brokered        Brokerage
                               Amount of     Commissions Paid      Brokerage          Repurchase      Transactions     Commissions
                               Brokerage     to Affiliates in   Commissions Paid      Agreement       for Research      Paid for
           Fund               Commissions          1995         to Affiliates in   Transactions in       in 1995         Research
                              Paid in 1995                            1995               1995                            in 1995
====================================================================================================================================

Intermediate Government            $      0           $      0                 0%  $ 1,862            $         0     $      0
 Fixed Income Fund
------------------------------------------------------------------------------------------------------------------------------------

Tax-Exempt Fixed Income            $      0           $      0                 0%  $     0            $         0     $      0
 Fund
------------------------------------------------------------------------------------------------------------------------------------

Fixed Income Fund                  $      0           $      0                 0%  $ 1,358            $         0     $      0
------------------------------------------------------------------------------------------------------------------------------------

Global Fixed Income Fund           $      0           $      0                 0%  $     0            $         0     $      0
------------------------------------------------------------------------------------------------------------------------------------

Limited Volatility Fixed                  *                  *                 *         *                      *            *
 Income Fund
------------------------------------------------------------------------------------------------------------------------------------

Value Fund                         $125,283           $  2,994                 2%  $ 3,876            $ 73,554,157    $  92,720
------------------------------------------------------------------------------------------------------------------------------------

Growth Fund                        $117,644           $ 10,080                 9%  $ 1,543            $113,989,350    $  99,032
------------------------------------------------------------------------------------------------------------------------------------

Small Cap Fund                     $ 73,502           $      0                 0%  $   629            $ 43,694,849    $  48,910
------------------------------------------------------------------------------------------------------------------------------------

International Equity Fund          $169,608           $ 41,731                25%  $     0            $ 39,106,020    $ 167,785
------------------------------------------------------------------------------------------------------------------------------------

Asian Tigers Fund                  $102,905           $ 26,351                26%  $     0            $ 11,863,960    $ 102,906
------------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================

                                                                                        Total
                                                                                   Commissions Paid      Total $         Total $
                                              Total $ Amount                          to SFS in         Amount of       Amount of
                                Total $        of Brokerage      % of Total of     Connection with      Brokered        Brokerage
                               Amount of     Commissions Paid      Brokerage          Repurchase      Transactions     Commissions
                               Brokerage     to Affiliates in   Commissions Paid      Agreement       for Research      Paid for
                              Commissions          1995         to Affiliates in   Transactions in       in 1995         Research
           Fund               Paid in 1995                            1995               1995                            in 1995
====================================================================================================================================
TransEurope Fund                          *                  *                 *         *                      *              *
------------------------------------------------------------------------------------------------------------------------------------

Latin America Equity Fund                 *                  *                 *         *                      *              *
------------------------------------------------------------------------------------------------------------------------------------

Balanced Fund                      $ 87,467           $    732                 1%  $ 2,678            $74,370,966     $74,696
------------------------------------------------------------------------------------------------------------------------------------

Tax-Exempt Money Market            $      0           $      0                 0%  $     0            $         0     $        0
 Fund
------------------------------------------------------------------------------------------------------------------------------------

Money Market Fund                  $      0           $      0                 0%  $59,095            $         0     $        0
------------------------------------------------------------------------------------------------------------------------------------

Treasury Money Market Fund         $      0           $      0                 0%  $     0            $         0     $        0
------------------------------------------------------------------------------------------------------------------------------------

Government Money Market            $      0           $      0                 0%  $27,358            $         0     $        0
 Fund
====================================================================================================================================


* Not in operation during the period.

For the fiscal years ended December 31, 1993 and 1994, the Funds paid the following brokerage fees:

=======================================================================================================================
                                                                                                        Total $
                                                                                 Total $ Amount        Amount of
                                                                                  of Brokerage         Brokerage
                                              Total $ Amount   Total $ Amount     Commissions         Commissions
                                               of Brokerage     of Brokerage        Paid to             Paid to
                                             Commissions Paid   Commissions       Affiliates in      Affiliates in
            Fund                                 in 1993        Paid in 1994         1993                1994
=======================================================================================================================
Intermediate Government Fixed Income Fund        $      0          $      0            $     0          $     0
-----------------------------------------------------------------------------------------------------------------------
Tax-Exempt Fixed Income Fund                     $      0          $      0            $     0          $     0
-----------------------------------------------------------------------------------------------------------------------
Fixed Income Fund                                $      0          $      0            $     0          $     0
-----------------------------------------------------------------------------------------------------------------------
Global Fixed Income Fund                         $      0          $      0            $     0          $     0
-----------------------------------------------------------------------------------------------------------------------

=======================================================================================================================
                                                                                                        Total $
                                                                                 Total $ Amount        Amount of
                                                                                  of Brokerage         Brokerage
                                              Total $ Amount   Total $ Amount     Commissions         Commissions
                                               of Brokerage     of Brokerage        Paid to             Paid to
                                             Commissions Paid   Commissions       Affiliates in      Affiliates in
            Fund                                 in 1993        Paid in 1994         1993                1994
=======================================================================================================================
Limited Volatility Fixed Income Fund                    *                 *                  *                *
-----------------------------------------------------------------------------------------------------------------------
Value Fund                                       $ 87,641          $ 78,580            $     0          $     0
-----------------------------------------------------------------------------------------------------------------------
Growth Fund                                      $275,010          $155,975            $     0          $     0
-----------------------------------------------------------------------------------------------------------------------
Small Cap Fund                                   $ 50,586          $ 35,240            $     0          $     0
-----------------------------------------------------------------------------------------------------------------------
International Equity Fund                        $ 95,564          $113,705            $47,238          $53,647
-----------------------------------------------------------------------------------------------------------------------
Asian Tigers Fund                                       *          $160,589                  *          $55,527
-----------------------------------------------------------------------------------------------------------------------
TransEurope Fund                                        *                 *                  *                *
-----------------------------------------------------------------------------------------------------------------------
Latin America Equity Fund                               *                 *                  *                *
-----------------------------------------------------------------------------------------------------------------------
Balanced Fund                                    $104,386          $ 89,161            $     0          $     0
-----------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market Fund                     $      0          $      0            $     0          $     0
-----------------------------------------------------------------------------------------------------------------------
Money Market Fund                                $      0          $      0            $     0          $     0
-----------------------------------------------------------------------------------------------------------------------
Treasury Money Market Fund                       $      0          $      0            $     0          $     0
Government Money Market Fund                     $      0          $      0            $     0          $     0
=======================================================================================================================

* Not in operation during the period.

The broker-dealers who executed transactions on behalf of the International Equity Fund and who are affiliates of the Fund's Advisor and Sub-Advisor are brokers in the ABN AMRO International brokerage network.

Except for the Intermediate Government Fixed Income, Tax Exempt Fixed Income and Global Fixed Income Funds, it is expected that the portfolio turnover rate will normally not exceed 100% for any Fund. A portfolio turnover rate would exceed 100% if all of its securities, exclusive of U.S. Government securities and other securities whose maturities at the time of acquisition are one year or less are replaced in the period of one year. Turnover rates may vary from year to year and may be affected by cash requirements for redemptions and by requirements which enable a Fund to receive favorable tax treatment.

For the fiscal years ended December 31, 1994 and 1995, the portfolio turnover rate for each of the Funds was:


======================================================================
                                              Turnover Rate
Fund                                          1994     1995
----------------------------------------------------------------------

Value Fund                                     38%     37%
----------------------------------------------------------------------
Growth Fund                                    68%     71%
----------------------------------------------------------------------
Small Cap Fund                                 43%    142%
----------------------------------------------------------------------
International Equity Fund                       6%     11%
----------------------------------------------------------------------
TransEurope Fund                                *       *
----------------------------------------------------------------------
Asian Tigers Fund                              13%     28%
----------------------------------------------------------------------
Latin America Equity Fund                       *       *
----------------------------------------------------------------------
Fixed Income Fund                             126%     59%
----------------------------------------------------------------------
Intermediate Government Fixed Income Fund     124%    115%
----------------------------------------------------------------------
Tax-Exempt Fixed Income Fund                  145%    129%
----------------------------------------------------------------------
Global Fixed Income Fund                      138%    105%
----------------------------------------------------------------------
Limited Volatility Fixed Income Fund            *       *
----------------------------------------------------------------------
Balanced Fund                                  85%     85%
======================================================================

* Not in operation during the period.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of the Funds each of which represents an equal proportionate interest in that Fund with each other share. Shares are entitled upon liquidation to a pro
                                                                            ---
rata share in the net assets of the Funds, and Shareholders have no preemptive
----
rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust, under certain circumstances, could be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the Shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of Shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any Shareholder held personally liable for the obligations of the Trust.

5% AND 25% SHAREHOLDERS

As of February 15, 1996, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. The Trust believes that most of the shares of the Trust Class shares of the Funds were held for the record owner's fiduciary, agency or custodial customers.

                           TREASURY MONEY MARKET FUND

              LaSalle National Trust, N.A.    93.63%
              Attn:  Income Collection
              P.O. Box 1443
              Chicago, IL  60690

                          GOVERNMENT MONEY MARKET FUND


              LaSalle National Trust, N.A.    97.02%
              Attn:  Security Movement
              P.O. Box 1443
              Chicago, IL  60690

                               MONEY MARKET FUND

              LaSalle National Trust, N.A.    99.68%
              Attn:  Income Collection
              P.O. Box 1443
              Chicago, IL  60690

                          TAX-EXEMPT MONEY MARKET FUND

              LaSalle National Trust, N.A.    98.63%
              Attn:  Income Collection
              P.O. Box 1443

Chicago, IL  60690

                               FIXED INCOME FUND

              LaSalle National Trust, N.A.    99.45%
              Attn:  Income Collection
              P.O. Box 1443
              Chicago, IL  60690


                   INTERMEDIATE GOVERNMENT FIXED INCOME FUND

              LaSalle National Trust, N.A.    96.86%
              Attn:  Security Movement
              P.O. Box 1443
              Chicago, IL  60690

                          TAX-EXEMPT FIXED INCOME FUND

              LaSalle National Trust, N.A.    97.81%
              Attn:  Security Movement
              P.O. Box 1443
              Chicago, IL  60690

                            GLOBAL FIXED INCOME FUND

              LaSalle National Trust, N.A.    99.21%
              Attn:  Security Movement
              P.O. Box 1443
              Chicago, IL  60690

                                   VALUE FUND

              LaSalle National Trust, N.A.    98.84%
              Attn:  Security Movement
              P.O. Box 1443
              Chicago, IL  60690

                                  GROWTH FUND

              LaSalle National Trust, N.A.    96.80%
              Attn:  Security Movement
              P.O. Box 1443
              Chicago, IL  60690

This page is intentionally left blank

                                 SMALL CAP FUND

              LaSalle National Trust, N.A.    97.80%
              Attn:  Security Movement
              P.O. Box 1443
              Chicago, IL  60690

                           INTERNATIONAL EQUITY FUND


              LaSalle National Trust, N.A.    98.04%
              Attn:  Security Movement
              P.O. Box 1443
              Chicago, IL  60690

                               ASIAN TIGERS FUND

              LaSalle National Trust, N.A.    95.38%
              Attn:  Security Movement
              P.O. Box 1443
              Chicago, IL  60690

                                 BALANCED FUND

              LaSalle National Trust, N.A.    92.78%
              Attn:  Security Movement
              P.O. Box 1443
              Chicago, IL  60690

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

EXPERTS

The financial statements of Rembrandt Funds(R) as of December 31, 1995 and for each of the periods presented therein, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their report therein appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

APPENDIX

Description of Commercial Paper Ratings

The following descriptions of commercial paper ratings have been published by Standard & Poor's Corporation ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch"), Duff & Phelps, Inc. ("Duff") and IBCA Limited and IBCA, Inc. (together, "IBCA").

Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1, 1+ and 2, to indicate the relative degree of safety. Issues rated A-1+ are those with "extremely strong safety characteristics." Those rated A-1, the highest rating category, reflect a "satisfactory" degree of safety regarding timely payment. Those rated A-2, the second highest rating category, reflect a safety regarding timely payment but not as high as A-1.

Commercial paper issues rated Prime-1 or Prime-2 by Moody's are judged by Moody's to be of "superior" quality and "strong" quality respectively on the basis of relative repayment capacity.

The rating F-1+ (Exceptionally Strong) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch. Paper rated Fitch-1+ is regarded as having the strongest degree of assurance for timely payment. Paper rated F-1 (Very Strong) reflects an assurance of timely payment only slightly less in degree than paper rated F-1+ the strongest issues.

The rating Duff-1 is the highest commercial paper rating assigned by Duff.
Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by good fundamental protection factors. Risk factors are minor. Duff has incorporated gradations of 1+ and 1- to assist investors in recognizing quality differences within this highest tier. Paper rated Duff-1+ has the highest certainty of timely payment, with outstanding short-term liquidity and safety just below risk-free U.S. Treasury short-term obligations. Paper rated Duff-1- has high certainty of timely payment with strong liquidity factors which are supported by good fundamental protection factors. Risk factors are very small. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets (although ongoing funding may enlarge total financing requirements) and sound liquidity factors and company fundamentals. Risk factors are small.

The designation A1, the highest rating category established by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2, the second highest rating category, are supported by a satisfactory capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

Description of Corporate Bond Ratings

The following descriptions of corporate bond ratings have been published by S&P, Moody's, Fitch, Duff and IBCA.

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and differs from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Bonds which are rated BBB are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Debt rated Baa is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market. Fitch uses plus and minus signs to indicate the relative position of a credit within the AA rating category. Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA by Fitch are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

Fitch uses plus and minus signs to indicate the relative position of a credit within the AA rating category. Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA by Fitch are considered to be investment grade of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

Bonds rated Duff-1 are judged by Duff to be of the highest credit quality with negligible risk factors; only slightly more than for risk-free U.S. Treasury debt. Bonds rated AA by Duff are judged to be of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

Obligations rated AAA by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations for which there is a very low expectation of investment risk are rated AA by IBCA. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

Statement of Net Assets

TREASURY MONEY MARKET FUND

A pie chart depicting the percent of total portfolio investments for the following investment classifications:

U.S. Treasury Obligations                                     95%
Cash Equivalents                                               5%


Description                        Face Amount (000)  Value (000)
--------------------------------------------------------------------------------
U.S. Treasury Obligations -95%
     U.S. Treasury Bills
     5.300%, 01/04/96                      $  3,000      $ 2,999
     5.360%, 01/11/96                         4,000        3,994
     5.250%, 01/18/96                         5,000        4,988
     5.360%, 01/25/96                        14,066       14,020
     5.350%, 02/08/96                        15,000       14,924
     5.630%, 02/15/96                         5,000        4,967
     4.910%, 03/07/96                         5,000        4,955
     4.900%, 03/14/96                         2,000        1,980
U.S. Treasury Notes
     4.000%, 01/31/96                        13,500       13,484
     7.875%, 02/15/96                         3,000        3,007
     4.625%, 02/15/96                         3,000        2,997
     7.500%, 02/29/96                         3,000        3,009
     4.625%, 02/29/96                        11,000       10,984
     9.375%, 04/15/96                         9,000        9,100
     7.625%, 04/30/96                         5,000        5,033
     5.500%, 04/30/96                         9,000        9,007
     4.250%, 05/15/96                         3,000        2,986
                                                         -------
Total U.S. Treasury Obligations
 (Cost $112,434,000)                                     112,434

Description                              Shares (000)  Value (000)
--------------------------------------------------------------------------------
Cash Equivalent - 4.7%
 SEI Daily Income Trust Treasury          $  5,564     $  5,564
  II Portfolio                                         --------
  5.120%, 01/08/96

Total Cash Equivalent
 (Cost $5,564,000                                         5,564
Total Investments - 99.7%
 (Cost $117,998,000)                                    117,998
                                                       --------
Other Assets and Liabilities - 0.3%
 Other Assets and Liabilities, Net                          408
                                                       --------
Net Assets:
Portfolio Shares of the Trust Class (unlimited
 authorization - no par value) based on
 110,466,966 outstanding shares of beneficial
 interest                                               110,467
Portfolio shares of the Investor Class (unlimited
 authorization - no par value) based on 7,930,873
 outstanding shares of beneficial interest                7,931
Accumulated net realized gain on investments                  8
                                                       --------
Total Net Assets - 100.0%                              $118,406
                                                       ========
Net Asset Value, Offering, and Redemption Price
 Per Share - Trust Class                               $   1.00
                                                       ========
Net Asset Value, Offering, and Redemption Price
 Per Share -  Investor Class                           $   1.00
                                                       ========

The accompanying notes are an integral part of the financial statements.

                                                               DECEMBER 31, 1995
                                                                [REMBRANDT LOGO]
Statement of Net Assets

GOVERNMENT MONEY MARKET FUND

A pie chart depicting the percent of total portfolio investments for the following investment classifications:

U.S. Government Agency Obligations     60%
Repurchase Agreements                  40%


Description                                         Face
                                                  Amount(000)   Value (000)
-------------------------------------------------------------------------------
U.S. Government Agency Obligations - 60.5%
 FFCB
  5.700%, 01/02/96                                 $  5,000     $ 5,000
  5.630%, 03/01/96                                   10,000      10,000
 FHLB
  7.310%, 01/04/96                                      275         275
  7.750%, 04/25/96                                    1,000       1,006
 FHLB Discount Notes
  5.560%, 01/22/96                                    3,000       2,990
  5.710%, 01/23/96                                    4,000       3,986
  5.570%, 02/12/96                                    5,000       4,968
  5.570%, 02/21/96                                    5,000       4,961
  5.620%, 02/27/96                                    7,580       7,514
  5.630%, 02/29/96                                   13,000      12,883
  5.390%, 03/19/96                                   13,410      13,253
 FHLMC Discount Notes
  5.650%, 02/08/96                                    8,000       7,953
  5.560%, 02/20/96                                    5,000       4,961
  5.620%, 02/29/96                                    4,000       3,964

Description                                         Face
                                                  Amount(000)   Value (000)
-------------------------------------------------------------------------------

 FNMA
  5.660%, 03/15/96                                    4,000       4,000
 FNMA Discount Notes
  5.650%, 02/15/96                                    7,140       7,090
  5.570%, 02/16/96                                    5,000       4,964
  5.620%, 03/04/96                                    3,220       3,189
  5.490%, 03/11/96                                    5,000       4,947
  5.380%, 04/12/96                                    5,000       4,924
  5.230%, 09/05/96                                    5,000       4,820
  5.200%, 10/24/96                                    5,000       4,785
 SLMA (A)
  5.400%, 01/30/96                                    5,000       5,001
                                                                -------
Total U.S. Government Agency Obligations
 (Cost $127,434,000)                                            127,434
                                                                -------
Repurchase Agreements - 39.8%
Lehman Brothers
 5.93%, dated 12/29/95, matures 01/02/96,
 repurchase price
 $37,438,000 (collateralized by FHLMC Gold
 Notes, par value $42,440,000, 6.50%, 07/01/09,
 market value: $38,160,000                            37,413      37,413
                                                                 -------
Normura Securities
 5.93%, dated 12/29/95, matures 01/02/96,
 repurchase price
 $46,424,000 (collateralized by various FNMA
 obligations, total par
 value $129,559,479,0.00% - 11.088%, 06/25/21 -
 06/01/24;  and FHLMC/GNMA obligation, par
 value $1,000,000, 5.00%, 04/25/21, total market
 value:  $47,322,000)                                 46,394      46,394
                                                                 -------
Total Repurchase Agreements
 (Cost $83,807,000)                                               83,807
                                                                 -------
Total Investments - 100.3%
 (Cost $211,241,000)                                             211,241
                                                                 -------
Other Assets and Liabilities - (0.3%)
 Other Assets and Liabilities, Net                                  (624)
                                                                 -------

Statement of Net Assets

Description                                                    Value (000)
--------------------------------------------------------------------------------
Net Assets:
Portfolio shares of the Trust Class (unlimited
 authorization - no par value) based on
 207,584,587 outstanding shares of beneficial interest            $207,585
Portfolio shares of the Investor Class
 (unlimited authorization - no par value) based
 on 3,002,229 oustanding shares of beneficial interest               3,002
Accumulated net realized gain on investments                            30
                                                                  --------
Total Net Assets - 100.0%                                         $210,617
                                                                  ========
Net Asset Value, Offering, and Redemption Price Per
 Share - Trust Class                                              $   1.00
                                                                  ========
Net Asset Value, Offering, and Redemption Price Per
 Share - Investor Class                                           $   1.00
                                                                  ========

(A) Variable rate interest. The rate reflected on the Statement of Net Assets is the rate in effect on December 31, 1995.

FFCB - Federal Farm Credit Bank
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
SLMA - Student Loan Marketing Association

The accompanying notes are an integral part of the financial statements.

                                                               DECEMBER 31, 1995
                                                                [REMBRANDT LOGO]
Statement of Net Assets

Money Market Fund

A pie chart depicting the percent of total portfolio investments for the following investment classifications:

Certificates of Deposit               41%
Commercial Paper                      19%
U.S. Government Agency Obligations    30%
Corporate Bonds                        1%
Repurchase Agreements                  9%

                                                  Face
Description                                     Amount (000)  Value (000)
------------------------------------------------------------------------
Certificates Of Deposit -- 40.7%
Bank of Nova Scotia, New York
 5.750%, 03/04/96                                  $  8,000      $ 8,000
Barclays Bank, New York
 5.770%, 01/16/96                                    18,000       18,000
Bayerische Vereinsbank, New York
 5.730%, 01/30/96                                    15,000       15,000
Canadian Imperial Bank of
Commerce, New York
 5.730%, 02/01/96                                    18,000       18,000
Commerzbank, New York
 5.690%, 03/04/96                                    15,000       15,001
Credit Suisse, New York
 5.770%, 01/22/96                                    10,000       10,000
Deutsche Bank, New York
 5.770%, 01/19/96                                     8,000        8,000
 5.790%, 01/25/96                                    10,000       10,000
Harris Trust Savings Bank
 5.600%, 02/15/96                                    10,000       10,000
NBD Bank
 5.750%, 01/18/96                                    10,000       10,000
National Westminster Bank, New York
 5.830%, 01/12/96                                     8,000        8,000
 5.810%, 01/31/96                                     5,000        5,000
 5.720%, 02/16/96                                     5,000        5,001

                                                   Face
Description                                    Amount (000)  Value (000)
-------------------------------------------------------------------------
Rabobank Nederland NV, New York
 5.710%, 02/14/96                                  $  8,000      $ 8,000
 5.810%, 01/23/96                                    10,000       10,000
Societe Generale Bank, New York
 5.780%, 01/12/96                                     8,000        8,000
 5.750%, 02/15/96                                     5,000        5,000
 5.860%, 03/20/96                                     5,000        5,001
Wachovia Bank
 5.770%, 01/12/96                                    10,000       10,000
 5.810%, 01/25/96                                     8,000        8,000
                                                              ----------
Total Certificates Of Deposit
 (Cost $194,003,000)                                             194,003
                                                              ----------
Commercial Paper -- 19.3%
American Express Credit
 5.490%, 03/25/96                                    18,000       17,769
Associates Corporation of
North America
 5.580%, 03/27/96                                    18,000       17,760
Enterprise Funding
 5.700%, 01/05/96                                     8,000        7,995
 5.770%, 01/16/96                                     8,000        7,981
General Electric Capital
 5.680%, 02/13/96                                     8,000        7,946
 5.530%, 04/01/96                                     5,000        4,930
Golden Managers Acceptance
 5.800%, 01/31/96                                    10,000        9,952
Norwest
 5.720%, 01/23/96                                    10,000        9,965
 5.720%, 01/26/96                                     8,000        7,968
                                                              ----------
Total Commercial Paper
(Cost $92,266,000)                                                92,266
                                                              ----------
U.S. Government Agency Obligations -- 30.1%
FFCB
 5.700%, 01/02/96                                    10,000       10,000
FHLB Discount Notes
 5.550%, 01/17/96                                    10,000        9,975
 5.570%, 02/12/96                                    10,000        9,935
 5.650%, 02/15/96                                     8,845        8,784
 5.570%, 02/21/96                                    10,000        9,921
 5.630%, 02/29/96                                    10,000        9,909
 5.540%, 03/13/96                                    10,975       10,857
 5.550%, 03/25/96                                    12,000       11,849

Statement of Net Assets


                                                        Face
Description                                           Amount (000)   Value (000)
--------------------------------------------------------------------------------
FHLMC Discount Note
 5.620%, 02/29/96                                        $  7,000     $  6,936
FNMA Discount Notes
 5.660%, 02/14/96                                          15,000       14,898
 5.580%, 03/12/96                                          11,000       10,883
 5.420%, 05/10/96                                          10,000        9,805
 5.500%, 05/30/96                                          10,000        9,777
SLMA (A)
 5.400%, 01/30/96                                          10,000       10,002
                                                                    ----------
Total U.S. Government Agency Obligations
 (Cost $143,531,000)                                                   143,531
                                                                    ----------
Corporate Bonds -- 1.1%
General Electric Capital MTN
 5.850%, 08/29/96                                           5,000        4,998
                                                                    ----------
Total Corporate Bonds
 (Cost $4,998,000)                                                       4,998
                                                                    ----------
Repurchase Agreements -- 8.9%
Nomura Securities
 5.95%, dated 12/29/95,
 matures 01/02/96, repurchase price
 $42,686,000 (collateralized by various
 FNMA obligations, total par value
 $70,195,574, 0.00%-6.50%,
 09/25/22-06/01/24, total market
 value: $43,511,000)                                      42,658       42,658
                                                                   ----------
Total Repurchase Agreements
 (Cost $42,658,000)                                                    42,658
                                                                   ----------
Total Investments -- 100.1%
 (Cost $477,456,000)                                                  477,456
                                                                   ----------
Other Assets and Liabilities -- (0.1%)
 Other Assets and Liabilities, Net                                       (410)
                                                                   ----------

Description                                                        Value (000)
-----------------------------------------------------------------------------
Net Assets:
Portfolio shares of the Trust Class (unlimited
 authorization -- no par value) based on
 475,683,858 outstanding shares of beneficial
 interest                                                            $475,684
Portfolio shares of the Investor Class (unlimited
 authorization -- no par value) based on 1,358,282
 outstanding shares of beneficial interest                              1,358
Accumulated net realized gain on investments                                4
                                                                   ----------
Total Net Assets -- 100.0%                                           $477,046
                                                                   ==========
Net Asset Value, Offering, and Redemption Price
 Per Share -- Trust Class                                               $1.00
                                                                   ==========
Net Asset Value, Offering, and Redemption
 Price Per Share -- Investor Class                                      $1.00
                                                                   ==========

(A) Variable rate instrument. The rate reflected on the Statement of Net Assets is the rate in effect on December 31, 1995.
FFCB --  Federal Farm Credit Bank
FHLB --  Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA --  Federal National Mortgage Association
MTN --   Medium Term Notes
SLMA --  Student Loan Marketing Association

The accompanying notes are an integral part of the financial statements.

                                                               DECEMBER 31, 1995
                                                                [REMBRANDT LOGO]
Statement of Net Assets

Tax-Exempt Money Market Fund

A pie chart depicting the percent of total portfolio investments for the following investment classifications:

Tax-Exempt Money Market Fund

Municipal Bonds                       93%
Cash Equivalents                       7%


                                          Face
Description                            Amount (000)  Value (000)
----------------------------------------------------------------
Municipal Bonds -- 92.6%
 Alabama -- 3.2%
  Housing Finance Authority,
   Rime V. Uage Hoover Project
   1988-A TECP
   3.600%, 02/22/96                         $1,500       $1,500
 Montgomery, Industrial
  Development Board, GE Project
  Ser 1990 TECP
  3.800%, 01/08/96                           4,000        4,000
                                                     ----------
                                                          5,500
                                                     ----------
Arizona -- 4.7%
 Salt River Project, Agricultural
  Improvement & Power
  District TECP
  3.800%, 01/18/96 (C)                       4,000        4,000
  3.550%, 01/29/96                           4,000        4,000
                                                     ----------
                                                          8,000
                                                     ----------

                                            Face
Description                              Amount (000)  Value (000)
------------------------------------------------------------------
Colorado -- 1.2%
 El Paso County, School District #11,
  Colorado Springs TAN
  3.950%, 06/28/96                           $2,000       $2,001
                                                      ----------
Florida -- 8.7%
 Jacksonville, Electric Authority
  TECP
  3.800%, 01/12/96                            3,000        3,000
  3.450%, 01/19/96                            5,100        5,100
 Municipal Power Agency, Pooled
  Loan Project TECP
  3.450%, 01/31/96                            6,815        6,815
                                                      ----------
                                                          14,915
                                                      ----------
Georgia -- 2.9%
 Gwinnett County, School
  District GO
  4.400%, 02/01/96                            5,000        5,003
                                                      ----------
Idaho -- 0.2%
 State TAN
  4.500%, 06/27/96                              400          401
                                                      ----------
Illinois -- 5.4%
 Cook County, Catholic Charities
  Housing Development
  Ser A VRDN
  5.200%, 01/05/96 (A) (B)                    1,000        1,000
 Dupage, Water Commission RAN
  5.900%, 05/01/96                            1,000        1,007
 State Development Finance
  Authority, Saint Xavier
  University Project VRDN
  5.200%, 01/05/96 (A) (B) (C)                  180          180
 State Development Finance
  Authority, Catholic Charities
  Housing Development VRDN
  5.200%, 01/05/96 (A) (B)                      500          500
 State RAN
  4.500%, 04/12/96                              500          501
  4.500%, 05/10/96                            6,000        6,015
                                                      ----------
                                                           9,203
                                                      ==========

Statement of Net Assets

                                              Face
Description                               Amount (000)  Value (000)
------------------------------------------------------------------
Indiana -- 5.0%
 Hoosier City of Sullivan, Energy
  Rural Electric Corporation
  Ser L-4 TECP
  3.600%, 02/05/96                            $2,100       $2,100
 Jasper County, Pollution Control
  Revenue, Northern Indiana
  Public Service Project
  Ser 1988-A TECP
  3.900%, 01/09/96 (C)                         1,600        1,600
  3.650%, 01/09/96 (C)                         1,000        1,000
 Mount Vernon, Pollution Control &
  Solid Waste Disposal Revenue
  Ser 1989-A TECP
  3.700%, 01/11/96                             3,900        3,900
                                                       ----------
                                                            8,600
                                                       ----------
Kansas -- 0.9%
 Burlington, Pollution Control
  Revenue, Kansas City Power &
  Light Ser 1985-A TECP
  3.550%, 02/02/96 (C)                         1,500        1,500
                                                       ----------
Kentucky -- 1.2%
 Jefferson County, Pollution Control
  Revenue, Louisville Gas &
  Electric Project Ser 1993-A TECP
  3.850%, 01/08/96                             2,000        2,000
                                                       ----------
Maine -- 0.7%
 State GO
  6.000%, 04/15/96                             1,185        1,193
                                                       ----------
Maryland -- 1.5%
 Montgomery County, BAN
  Ser 95 TECP
  3.700%, 01/11/96                             2,500        2,500
                                                       ----------
Minnesota -- 7.1%
 Becker, Pollution Control Revenue,
  Northern States Power Company
  Ser 1993-B TECP
  3.800%, 01/09/96                             4,000        4,000
 University of Minnesota,
  Ser A TECP
  3.850%, 01/22/96                             8,075        8,075
                                                       ----------
                                                           12,075
                                                       ----------
                                             Face
Description                              Amount (000)  Value (000)
------------------------------------------------------------------
Mississippi -- 3.5%
 Clairborne County, Pollution
  Control Revenue, Southern
  Mississippi Electric Power
  Association TECP
  3.550%, 01/17/96                            $5,000       $5,000
Hinds County, Urban Renewal,
 Physicians Office Building
  Group VRDN (A) (C)
  5.300%, 01/05/96                               965          965
                                                       ----------
                                                            5,965
                                                       ----------
Montana -- 2.3%
 State TAN
  4.500%, 06/30/96                             4,000        4,016
                                                       ----------
Nebraska -- 4.4%
 Omaha, Public Power District TECP
  3.800%, 01/10/96                             1,610        1,610
  3.700%, 02/12/96                             5,850        5,850
                                                       ----------
                                                            7,460
                                                       ----------
New York -- 5.8%
 New York City GO Ser B VRDN
  5.000%, 01/02/96 (A) (B)                     3,000        3,000
 New York City Ser A TAN
  4.500%, 02/15/96                             3,000        3,003
 New York City Ser B RAN
  4.750%, 06/28/96 (FGIC)                      4,000        4,015
                                                       ----------
                                                           10,018
                                                       ----------
Ohio -- 3.7%
 Toledo-Lucas County, Port
  Authority Revenue, CSX
  Transportation Project TECP
  3.650%, 01/03/96                             6,400        6,400
                                                       ----------
Pennsylvania -- 1.6%
 State TAN
 4.500%, 06/28/96                              2,800        2,810
                                                       ----------
Rhode Island -- 0.7%
 State TAN
 4.500%, 06/28/96 (C)                          1,250        1,254
                                                       ----------

                                                               DECEMBER 31, 1995
                                                                [REMBRANDT LOGO]
Statement of Net Assets

                                               Face
Description                               Amount (000)  Value (000)
--------------------------------------------------------------------
South Carolina -- 2.9%
 York County, Pollution Control
  Revenue, North Carolina
  Electric Power Ser N-5
  3.750%, 03/15/96 (C)                       $  4,000       $4,000
 York County, Pollution Control
  Revenue, Saluda River Project
  3.800%, 02/16/96 (A)                          1,000        1,000
                                                        ----------
                                                             5,000
                                                        ----------
Texas -- 10.4%
 Board of Regents of The University
  of Texas, Revenue Financing
  System Ser A TECP
  3.850%, 01/18/96                              1,600        1,600
     3.900%, 01/10/96                           1,425        1,425
 Dallas County, Refunding
  Ser A GO
  3.700%, 08/15/96                              1,650        1,649
 Harris County TAN
  4.250%, 02/28/96                              1,900        1,902
 Houston Texas Independent School
  District TRAN
  4.500%, 08/29/96                              2,120        2,128
 State Ser A TRAN
  4.750%, 08/30/96                              8,000        8,040
 Texas Higher Education Authority
  SER B VRDN (FGIC)
  5.150%, 01/05/96 (A)                          1,095        1,095
                                                        ----------
                                                            17,839
                                                        ----------
Vermont -- 2.3%
 State GO TECP
  3.600%, 02/21/96                              4,000        4,000
                                                        ----------
                                              Face
Description                                Amount (000)  Value (000)
--------------------------------------------------------------------
Virginia -- 5.3%
 Commonwealth of Virginia TECP
  3.400%, 02/01/96                           $  6,000       $6,000
 Peninsula Ports Authority, Coal
  Terminal RB, Dominion I
  Terminal Associates
  Project TECP
  3.450%, 01/31/96 (C)                          3,000        3,000
                                                        ----------
                                                             9,000
                                                        ----------
Washington -- 1.1%
 State GO
  6.750%, 07/01/96                              1,775        1,800
                                                        ----------
Wisconsin -- 0.9%
 Milwaukee, Revenue School Order
  Note Ser B
  4.750%, 08/22/96                              1,500        1,509
                                                        ----------
Wyoming -- 5.0%
 Gillette-Campbell County, Pollution
  Control Revenue, Pacificorp
  Project Ser 1988 TECP
  3.450%, 01/16/96                              8,500        8,500
                                                        ----------
Total Municipal Bonds
 (Cost $158,462,000)                                       158,462
                                                        ----------
Cash Equivalents -- 7.0%
 Dreyfus Tax Exempt
  Cash Management Fund
  4.430%, 01/08/96                              7,560        7,560
 SEI Tax Exempt Trust Institutional
  Tax Free Portfolio
  4.200%, 01/08/96                              4,487        4,487
                                                        ----------
Total Cash Equivalents
 (Cost $12,047,000)                                         12,047
                                                        ----------
Total Investments -- 99.6%
 (Cost $170,509,000)                                       170,509
                                                        ----------
Other Assets and Liabilities -- 0.4%
 Other Assets and Liabilities, Net                             680
                                                        ----------

Statement of Net Assets

Description                                              Value (000)
--------------------------------------------------------------------
Net Assets:
 Portfolio shares of the Trust Class (unlimited
  authorization -- no par value) based on
  167,955,931 outstanding shares of beneficial
  interest                                               $167,956
 Portfolio shares of the Investor Class (unlimited
  authorization -- no par value) based on 3,243,788
  outstanding shares of beneficial interest                 3,244
 Accumulated net realized loss on investments                 (11)
                                                       ----------
Total Net Assets -- 100.0%                               $171,189
                                                       ==========
Net Asset Value, Offering, and Redemption Price
 Per Share -- Trust Class                                $   1.00
                                                       ==========
Net Asset Value, Offering, and Redemption
 Price Per Share -- Investor Class                       $   1.00
                                                       ==========

(A) Variable rate instrument. The rate reflected on the Statement of Net Assets is the rate in effect on December 31, 1995.
(B) Put and demand features exist requiring the issuer to repurchase the instrument prior to maturity. The maturity date shown is the earlier of the put date or the maturity date.
(C) Securities are held in connection with a letter of credit or other credit support.
BAN -- Bond Anticipation Note
GO -- General Obligation
RAN -- Revenue Anticipation Note
RB -- Revenue Bond
Ser -- Series
TAN -- Tax Anticipation Note
TECP -- Tax Exempt Commercial Paper
TRAN -- Tax and Revenue Anticipation Note
VRDN -- Variable Rate Demand Note

The following organization has provided underlying credit support for certain securities as defined in the Statement of Net Assets.
FGIC -- Federal Guaranty Insurance Corporation

The accompanying notes are an integral part of the financial statements.

                                                               DECEMBER 31, 1995
                                                               [REMBRANDT LOGO]
Statement of Net Assets

Fixed Income Fund


A pie chart depicting the percent of total portfolio investments for the following investment classifications:

Fixed Income Fund

U.S. Government Agency Obligations                   1%
Repurchase Agreements                                1%
U.S. Treasury Obligations                           44%
U.S. Government Agency Mortgage-Backed Obligations  20%
Asset-Backed Securities                             17%
Corporate Obligations                               17%

                                                Face            Market
Description                                   Amount (000)      Value (000)
---------------------------------------------------------------------------
U.S. Treasury Obligations -- 44.0%
 U.S. Treasury Bond
  10.750%, 08/15/05                              $14,970         $20,578
  7.250%, 05/15/16                                 8,750           9,986
 U.S. Treasury Notes
  6.375%, 06/30/97                                 8,000           8,135
  5.875%, 03/31/99                                13,010          13,241
  7.500%, 11/15/01                                 3,200           3,527
                                                              ----------
Total U.S. Treasury Obligations
 (Cost $51,898,000)                                               55,467
                                                              ----------
U.S. Government Agency Mortgage-Backed
 Obligations -- 19.7%
 FHLMC
  6.000%, 03/15/08                                 1,805           1,794
  6.900%, 04/25/20                                 1,000           1,026
  6.500%, 03/01/24                                 3,752           3,713
  7.000%, 06/01/24                                 3,107           3,136
  7.500%, 06/01/24                                 3,558           3,651
 FNMA
  6.500%, 03/01/01                                 1,565           1,583
  8.000%, 04/01/10                                 1,663           1,723
  9.050%, 12/25/18                                   943           1,005
  6.500%, 10/01/23                                 2,034           2,012

                                                    Face           Market
Description                                     Amount (000)     Value (000)
----------------------------------------------------------------------------
GNMA
 8.500%, 07/15/01                                 $   78           $    82
 8.500%, 11/15/01                                     60                63
 8.500%, 07/15/02                                     18                18
 8.500%, 06/15/03                                    129               136
 9.500%, 11/15/16                                    643               690
 10.000%, 07/15/18                                   222               244
 9.500%, 07/15/18                                    113               122
 10.000%, 12/15/18                                    34                37
 9.000%, 03/15/19                                    157               166
 9.000%, 09/15/19                                     95               101
 9.000%, 02/15/20                                    253               268
 9.500%, 05/15/20                                      9                10
 8.000%, 06/15/23                                    928               967
 8.000%, 08/15/24                                  1,972             2,055
 9.500%, 01/15/25                                    284               305
                                                                ----------
Total U.S. Agency Government Mortgage-Backed
 Obligations
 (Cost $23,530,000)                                                 24,907
                                                                ----------
Asset-Backed Securities -- 16.6%
 American Express Master Trust
  7.850%, 08/15/05                                 1,940             2,153
 Banc One Credit Card Master Trust
  6.150%, 07/15/02                                 2,150             2,182
 Discover Card Trust
  6.800%, 06/16/00                                 1,655             1,701
 First Chicago Master Trust II (A)
  6.050%, 01/15/99                                 2,150             2,151
 MBNA America Credit Card Trust (A)
  6.190%, 12/15/00                                 2,465             2,471
 NationsBank Credit Card Master Trust
  4.750%, 09/15/98                                 3,185             3,163
 SPNB Home Equity Loans
  7.850%, 05/15/98                                    18                18
 Standard Credit Card Master Trust
  8.500%, 08/07/97                                 2,210             2,236
 The Money Store Home Equity Trust
  5.750%, 10/15/22                                 2,431             2,376
  6.650%, 01/15/16                                 2,520             2,553
                                                                ----------
Total Asset-Backed Securities
 (Cost $20,774,000)                                                 21,004
                                                                ----------

Statement of Net Assets
                                                    Face         Market
Description                                     Amount (000)   Value (000)
--------------------------------------------------------------------------
Corporate Obligations -- 17.0%
 Auburn Hills Trust
  12.000%, 05/01/20                                 $   710       $1,115
 ANZ Banking Group
  6.250%, 02/01/04                                    2,370        2,364
 Citicorp
  8.630%, 12/01/02                                    2,275        2,591
 CNA Financial
  8.880%, 03/01/98                                    1,005        1,069
 Italy Global Bond
  6.000%, 09/27/03                                    1,200        1,189
 Kansallis-Osake-Pankki
  10.000%, 05/01/02                                     890        1,061
 Korea Electric Power
  7.750%, 04/01/13                                    1,225        1,305
 L.M. Ericsson Telephone
  7.750%, 04/16/97                                    2,105        2,160
 Lehman Brothers Holding
  5.750%, 02/15/98                                    2,080        2,072
 Lincoln National
  7.250%, 05/15/05                                    1,780        1,889
 MBIA
  9.380%, 02/15/11                                      905        1,144
 Salomon Brothers
  7.430%, 06/24/99                                    1,685        1,725
  7.130%, 08/01/99                                      670          680
 Quebec Province
  7.500%, 07/15/23                                    1,135        1,195
                                                              ----------
Total Corporate Obligations
  (Cost $20,964,000)                                              21,559
                                                              ----------
U.S. Government Agency Obligations -- 0.9%
 FHLB
  7.260%, 09/06/01                                    1,025        1,103
                                                              ----------
Total U.S. Government Agency Obligations
 (Cost $1,023,000)                                                 1,103
                                                              ----------

Face                                                Market
Description                                      Amount (000) Value (000)
-------------------------------------------------------------------------
Repurchase Agreement -- 0.6%
Lehman Brothers
 5.90%, dated 12/29/95, matures
 01/02/96, repurchase price $687,000
 (collateralized by U.S. Treasury Note,
 par value $705,000, 5.125%, 11/30/98,
 market value: $705,000)                           $    686     $    686
                                                              ----------
Total Repurchase Agreement
 (Cost $686,000)                                                     686
                                                              ----------
Total Investments -- 98.8%
 (Cost $118,875,000)                                             124,726
                                                              ----------
Other Assets and Liabilities -- 1.2%
 Other Assets and Liabilities, Net                                 1,483
                                                              ----------
Net Assets:
Portfolio shares of the Trust Class (unlimited
 authorization -- no par value) based on
 12,165,991 outstanding shares of beneficial
 interest                                                        123,915
Portfolio shares of the Investor Class (unlimited
 authorization -- no par value) based on 62,467
 outstanding shares of beneficial interest                           640
Undistributed net investment income                                    1
Accumulated net realized loss on investments                      (4,198)
Net unrealized appreciation on investments                         5,851
                                                              ----------
Total Net Assets -- 100.0%                                      $126,209
                                                              ==========
Net Asset Value, Offering, and Redemption Price
 Per Share -- Trust Class                                       $  10.32
                                                              ==========
Net Asset Value, and Redemption
 Price Per Share -- Investor Class                                $10.35
                                                              ==========
Maximum Offering Price Per Share -- Investor
 Class ($10.35 + 95.5%)                                         $  10.84
                                                              ----------

(A) Variable rate instrument. The rate reflected on the Statement of Net Assets is the rate in effect on December 31, 1995.
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association

The accompanying notes are an integral part of the financial statements.

Statement of Net Assets

Intermediate Government Fixed Income Fund


A pie chart depicting the percent of total portfolio investments for the following investment classifications:

Immediate Government Fixed-IncomeFund

U.S. Government Agency Obligations                  53%
Repurchase Agreements                                1%
U.S. Treasury Obligations                           42%
U.S. Government Agency Mortgage-Backed Obligations   4%

                                                    Face           Market
Description                                      Amount (000)     Value (000)
--------------------------------------------------------------------------------
U.S. Government Agency Obligations -- 52.9%
 FFCB
  6.640%, 05/18/98                                $ 2,000          $ 2,007
  8.650%, 10/01/99                                  1,650            1,828
 FHLB
  6.530%, 07/11/97                                  2,500            2,544
  5.190%, 09/30/98                                  5,000            4,972
  6.170%, 03/08/01                                  1,500            1,539
  5.770%, 02/03/04                                  1,100            1,098
  6.290%, 06/09/05                                  1,000            1,031
 FHLMC
  6.780%, 08/18/05                                  1,500            1,598
  6.430%, 09/19/05                                  4,000            4,168
 Financial Assistance
  9.380%, 07/21/03                                  4,000            4,875
 FNMA
  8.800%, 07/25/97                                  2,065            2,170
  5.650%, 10/20/97                                  5,025            5,055
  8.450%, 07/12/99                                  5,000            5,459


                                                    Face           Market
Description                                     Amount (000)     Value (000)
----------------------------------------------------------------------------
IBRD
 8.750%, 03/01/97                                 $ 2,000         $2,077
                                                                --------
Total U.S. Government Agency Obligations
 (Cost $39,789,000)                                               40,421
                                                                --------
U.S. Treasury Obligations -- 41.2%
U.S. Treasury Notes
 6.380%, 06/30/97                                   9,250          9,405
 5.750%, 09/30/97                                   5,000          5,045
 8.880%, 02/15/99                                   4,500          4,961
 6.250%, 05/31/00                                   5,000          5,169
U.S. Treasury Bond
 11.880%, 11/15/03                                  1,000          1,398
 10.750%, 08/15/05                                  4,000          5,499
                                                                --------
Total U.S. Treasury Obligations
 (Cost $31,178,000)                                               31,477
                                                                --------
U.S. Government Agency Mortgage-Backed
 Obligations -- 4.3%
 FHLMC CMO
  7.250%, 02/15/19                                  2,330          2,341
 GNMA
  9.500%, 11/15/16                                    108            116
 Veterans Affairs
  7.750%, 02/15/97                                    804            810
                                                                --------
Total U.S. Government Agency Mortgage-Backed
 Obligations
 (Cost $3,269,000)                                                 3,267
                                                                --------
Repurchase Agreement -- 0.8%
JP Morgan
 5.83%, dated 12/29/95, matures
 01/02/96, repurchase price $661,000
 (collateralized by GNMA ARM, par
 value $725,000, 6.00%, 03/20/24,
 market value: $676,000)                              661            661
                                                                --------
Total Repurchase Agreements
 (Cost $661,000)                                                     661
                                                                --------
Total Investments -- 99.2%
 (Cost $74,897,000)                                               75,826
                                                                --------
Other Assets and Liabilities -- 0.8%
 Other Assets and Liabilities, Net                                   586
                                                              ----------

Statement of Net Assets
                                                         Face
Description                                            Value (000)
-------------------------------------------------------------------------------
Net Assets:
Portfolio shares of the Trust Class (unlimited
 authorization -- no par value) based on
 7,304,680 outstanding shares of beneficial
 interest                                                 $75,173
Portfolio shares of the Investor Class (unlimited
 authorization -- no par value) based on 293,228
 outstanding shares of beneficial interest                  2,763
Distributions in excess of net investment income               (3)
Accumulated net realized loss on investments               (2,450)
Net unrealized appreciation on investments                    929
                                                         --------
Total Net Assets -- 100.0%                                $76,412
                                                         ========
Net Asset Value, Offering, and Redemption Price
 Per Share -- Trust Class                                  $10.06
                                                         ========
Net Asset Value and Redemption Price
 Per Share -- Investor Class                               $10.05
                                                         ========
Maximum Offering Price Per Share -- Investor
 Class ($10.05 / 95.5%)                                    $10.52
                                                         ========
ARM -- Adjustable Rate Mortgage
CMO -- Collaterallized Mortgage Obligation
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IBRD -- International Bank of Reconstruction and Development
The accompanying notes are an integral part of the financial statements.

                                                               DECEMBER 31, 1995
                                                                [REMBRANDT LOGO]
STATEMENT OF NET ASSETS

TAX-EXEMPT FIXED INCOME FUND

A pie chart depicting the percent of total portfolio investments for the following investment classifications:

Tax-Exempt Fixed Income Fund

Municipal Bonds     93%
Cash Equivalents     7%

                                                Face          Market
Description                                 Amount (000)    Value (000)
----------------------------------------------------------------------
Municipal Bonds - 91.6%
 Arkansas - 2.1%
  Jefferson County, Pollution Control
   Revenue; Arkansas Power &
   Light Company GO (AMBAC)
   6.300%, 06/01/18                          $ 1,000         $ 1,089
                                                             -------
 Florida - 2.9%
  State Department of
   Transportation GO 5.800%, 07/01/21          1,450           1,483
                                                             -------
 Illinois - 13.0%
  Development Finance Authority,
   Catholic Charities Housing
   Development RB
   5.500%, 01/01/05                            3,000           3,015

  Development Finance Authority,
   School District #U-46 Project RB
   5.800%, 01/01/11(A)                         2,000           2,103

  State GO (FGIC)
    5.750%, 07/01/20                           1,500           1,524
                                                             -------
                                                               6,642
                                                             -------

                                                Face          Market
Description                                 Amount (000)    Value (000)
----------------------------------------------------------------------
 Kentucky - 4.0%
  State Turnpike Authority of Economic
   Development RB (AMBAC)
   5.630%, 07/01/15                          $ 2,000          $ 2,045
                                                              -------
 Louisiana - 3.0%
   East Baton Rouge Parish, Sales &
    Use Tax RB (FGIC)
    5.900%, 02/01/20                           1,500            1,560
                                                              -------
 Michigan - 2.3%
  Marysville, Public School District
   GO (MBIA)
   5.750%, 05/01/19                            1,175            1,200
                                                              -------

 Mississippi - 10.4%
  Harrison County, Wastewater
   Treatment Facilities RB (FGIC)
    5.880%, 02/01/25                           2,500            2,581
  State Hospital Equipment &
   Facilities Authority, Baptist
   Medical Center RB (MBIA)
   6.500%, 05/01/10                            2,500            2,760
                                                              -------
                                                                5,341
                                                              -------
Missouri - 4.5%
  State Health & Educational
   Facilities Authority, BJC Health
   Systems Project Ser A RB
   6.750%, 05/15/10                            2,000            2,285
                                                              -------
Nevada - 4.1%
  Clark County, Refunding & Transit
   Improvement RB (MBIA)
   6.200%, 06/01/19                            2,000            2,095
                                                              -------
New York - 8.8%
  Battery Park City Authority Ser A RB
   5.000%, 11/01/08                            2,500            2,419
                                                              -------
  State Highway & Bridge
   Improvement Fund RB (MBIA)
   5.600%, 04/01/10                            2,000            2,070
                                                              -------
                                                                4,489
                                                              -------
Oklahoma - 2.0%
  Tulsa, Industrial Authority
   Hospital, St. Johns Medical
   Center Project RB
   6.250%, 02/15/17                            1,000            1,041
                                                              =======

STATEMENT OF NET ASSETS

                                                Face          Market
Description                                 Amount (000)    Value (000)
----------------------------------------------------------------------
Pennsylvania - 7.0%
  Philadelphia Water & Wastewater
   RB (MBIA)
   5.750%, 06/15/13                          $ 2,000         $ 2,052
  Pittsburgh Water & Sewer
   Authority RB (FGIC)
   5.600%, 09/01/22                            1,500           1,511
                                                             -------
                                                               3,563
                                                             -------
Tennessee - 2.7%
  Shelby County GO
   5.600%, 04/01/10                            1,350           1,394
                                                             -------
Texas - 14.4%
  Lower Colorado River Authority
   RB (MBIA)
   5.250%, 01/01/15                            2,000           1,977
  San Antonio, Electric & Gas
   Company Refunding RB
   5.000%, 02/01/12                            2,250           2,219
  Victoria County Hospital
   RB (AMBAC)
   6.250%, 01/01/16                            1,000           1,059
  Wylie Independent School
   District GO
   7.000%, 08/15/24                            1,800           2,104
                                                             -------
                                                               7,359
                                                             -------
Virginia - 8.3%
  Virginia Beach GO
   5.300%, 07/15/07                            1,000           1,032
  State Housing Development
   Authority SER H RB
   6.450%, 01/01/12                            3,000           3,202
                                                             -------
                                                               4,234
                                                             -------
Washington - 2.1%
 State Public Power Supply System,
  Nuclear Project #1 Refinancing RB
  7.000%, 07/01/04                             1,000           1,089
                                                             -------
Total Municipal Bonds
  (Cost $44,587,000)                                          46,909
                                                             -------


                                                Face          Market
Description                                 Amount (000)    Value (000)
----------------------------------------------------------------------
Cash Equivalents - 7.1%
  SEI Tax Exempt Trust Institutional
   Tax Free Portfolio
   4.200%, 01/08/96                          $ 1,671          $ 1,671
  Dreyfus Tax Exempt Cash
   Management Fund
   4.430%, 01/08/96                            1,952            1,952
                                                              -------
Total Cash Equivalents
 (Cost $3,623,000)                                              3,623
                                                              -------
Total Investments - 98.7%
 (Cost $48,210,000)                                            50,532
                                                              -------
Other Assets and Liabilities - 1.3%
 Other Assets and Liabilities, Net                                678
                                                              -------
Net Assets:
Portfolio shares of the Trust Class (unlimited
 authorization--no par value) based on
 4,909,030 outstanding shares of beneficial
 interest                                                      50,305
Portfolio shares of the Investor Class (unlimited
 authorization--no par value) based on 111,130
 outstanding shares of beneficial interest                      1,109
Distributions in excess of net investment income                   (1)
Accumulated net realized loss on investments                   (2,525)
Net unrealized appreciation on investments                      2,322
                                                              -------
Total Net Assets - 100.0%                                     $51,210
                                                              =======
Net Asset Value, Offering, and Redemption Price
 Per Share--Trust Class                                       $ 10.20
                                                              =======
Net Asset Value and Redemption Price Per Share--
 Investor Class                                               $ 10.18
                                                              =======
Maximum Offering Price Per Share--Investor
 Class ($10.18 + 95.5%)                                       $ 10.66
                                                              =======
(a) Securities are held in connection with a letter of credit or other credit support.
GO -- General Obligation
RB -- Revenue Bond
Ser -- Series

The following organizations have provided underlying credit support for certain securities as defined in the Statement of Net Assets:
AMBAC -- American Municipal Bond Assurance Company
FGIC -- Federal Guaranty Insurance Corporation
MBIA -- Municipal Bond Insurance Association

The accompanying notes are an integral part of the financial statements.

Schedule of Investments

Global Fixed Income Fund

A pie chart depicting the percent of total portfolio investments for the following investment classifications:

Global Fixed Income Fund

Germany                                19%
Italy                                   5%
Japan                                  16%
Spain                                  11%
Sweden                                  5%
United Kingdom                         13%
Other                                   9%
Denmark                                 5%
Canada                                  5%
France                                 12%



                                           Face              Market
Description                            Amount (000) (1)    Value (000)

Foreign Bonds -- 84.9%
 Australia -- 3.3%
 Australian Government
  10.000%, 10/15/07                           700             $  587
                                                            --------
Canada -- 4.7%
 Government of Canada
  8.750%, 12/01/05                          1,000                818
                                                            --------
Denmark -- 4.6%
 Kingdom of Denmark
  7.000%, 12/15/04                          4,500                808
                                                            --------
European Currency Unit -- 4.0%
 Credit Foncier
  8.375%, 03/17/04                            530                700
                                                            --------
France -- 10.0%
 BTAN French Treasury Bill
  4.500%, 05/12/96                          4,300                878
 Societe Nationale des Chemin
  8.875%, 08/11/23                          3,800                876
                                                            --------
                                                               1,754
                                                            --------



                                           Face              Market
Description                            Amount (000) (1)    Value (000)
Germany -- 16.5%
 Federal Republic of Germany
  8.375%, 05/21/01                           2,000            $1,599
  6.250%, 01/04/24                           2,000             1,300
                                                            --------
                                                               2,899
                                                            --------
Italy -- 4.1%
 Republic of Italy
  8.500%, 04/01/99                       1,200,000               726
                                                            --------
Japan -- 13.5%
 Austrian Republic Bond
  4.500%, 09/28/05                          70,000               755
Export-Import Bank
  2.875%, 07/28/05                          40,000               379
Government of Japan
  4.200%, 09/21/15                          45,000               475
World Bank
  4.500%, 06/20/00                          70,000               754
                                                            --------
                                                               2,363
                                                            --------
Spain -- 9.0%
 Kingdom of Spain
  7.400%, 07/30/99                          100,000              780
  8.300%, 12/15/98                          100,000              807
                                                            --------
                                                               1,587
                                                            --------
Sweden -- 4.4%
 Kingdom of Sweden
  10.750%, 01/23/97                            5,000             773
                                                            --------
United Kingdom -- 10.8%
 United Kingdom Treasury
  6.750%, 11/26/04                               750           1,115
  7.000%, 11/06/01                               500             777
                                                            --------
                                                               1,892
                                                            --------
Total Foreign Bonds
 (Cost $13,959,000)                                           14,907
                                                            --------
Total Investments -- 84.9% of Net Assets
 (Cost $13,959,000)                                          $14,907
                                                            --------

--------
(1) In local currency.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments

Balanced Fund

A pie chart depicting the percent of total portfolio investments for the following Investment classifications:

Balanced Fund

Fixed Income Securities         30%
Cash equivalents                 1%
Domestic Common Stocks          51%
Foreign Common Stocks           18%


                                                 Market
Description                         Shares      Value (000)
-----------------------------------------------------------
Domestic Common Stock -- 47.0%
 Basic Industry -- 4.6%
  Avery Dennison                       9,400        $471
  E.I. DuPont de Nemours               3,200         224
  Phelps Dodge                         5,300         330
  PPG Industries                       9,700         444
  USX-U.S. Steel Group                 6,400         197
  Weyerhaeuser                         7,700         333
  Witco Chemical                      15,500         453
                                                   -----
                                                   2,452
                                                   -----
Capital Goods -- 3.6%
  Boeing                               2,400         188
  Browning-Ferris Industries           4,600         136
  General Electric                     9,700         698
  Keystone International              12,900         258
  Minnesota Mining & Manufacturing     2,900         192
  National Service Industries         14,800         479
                                                   -----
                                                   1,951
                                                   -----

                                                  Market
Description                         Shares       Value (000)
------------------------------------------------------------
Consumer Durables -- 2.1%
  Ford Motor                          17,700        $513
  WD-40                                8,500         349
  Whirlpool                            4,700         250
                                                   -----
                                                   1,112
                                                   -----
Consumer Non-Durables -- 8.8%
  Bristol-Myers Squibb                 5,200         447
  Clorox                               6,300         451
  Coca-Cola                            7,100         527
  Columbia/HCA Healthcare              4,000         203
  Flowers Industries                  24,500         297
  H.J. Heinz                           1,000          33
  Johnson & Johnson                    3,800         325
  Kimberly-Clark                       2,300         190
  Merck                                6,800         447
  Pepsico                              4,700         263
  Philip Morris                        5,900         534
  Procter & Gamble                     4,000         332
  UST                                 13,000         434
  VF                                   5,000         264
                                                   -----
                                                   4,747
                                                   -----
Consumer Services -- 5.0%
  Deluxe                              16,900         490
  Dun & Bradstreet                     6,800         440
  Fleming Companies                   17,700         365
  Gannett                              3,200         196
  H & R Block                          5,600         227
  J.C. Penney                          5,600         267
  McDonald's                           4,700         212
  Wal-Mart Stores                     14,300         320
  Walt Disney                          3,300         195
                                                   -----
                                                   2,712
                                                   -----
Energy -- 5.1%
  Burlington Resources                 5,100         200
  Chevron                              9,800         515
  Consolidated Natural Gas            10,300         467
  Exxon                                7,100         569
  Halliburton                          3,800         192
  Mobil                                3,900         437
  Nicor                               13,800         380
                                                   -----
                                                   2,760
                                                   -----

                                                                       Rembrandt

                                                               DECEMBER 31, 1995

                                                                [REMBRANDT LOGO]

Schedule of Investments

                                                  Market
Description                           Shares      Value (000)
--------------------------------------------------------------
Financial -- 7.0%
American General                      12,800     $   446
Aon                                    9,200         459
Bankers Trust New York                 6,700         445
Boatmen's Bancshares                   6,500         266
First American Bank                    5,700         253
Hartford Steam Boiler Inspection &
 Insurance                             8,900         445
KeyCorp                               11,100         402
Mellon Bank                            7,100         382
Merry Land & Investment               10,700         253
NationsBank                            6,400         445
                                              ----------
                                                   3,796
                                              ----------
Technology -- 4.2%
AMP                                    5,300         203
Automatic Data Processing              2,700         200
Hewlett Packard                        3,000         251
Intel                                  5,600         318
IBM                                    3,900         358
Modern Controls                       10,200         111
Motorola                               3,900         222
Raytheon                               4,100         194
Texas Instruments                      4,200         217
Xerox                                  1,400         192
                                              ----------
                                                   2,266
                                              ----------
Transportation -- 0.4%
Norfolk Southern                       2,400         191
                                              ----------

Utilities -- 6.2%
A T & T                                9,600         622
Ameritech                              7,600         448
Bell Atlantic                          3,800         254
Boston Edison                         15,300         451
Central & South West                  15,900         443
GTE                                   10,300         453
US West                                5,100         182
Utilicorp United                      16,400         482
                                              ----------
                                                   3,335
                                              ----------
Total Domestic Common Stock                       25,322
                                              ----------

Foreign Common Stock -- 16.4%
Basic Industry -- 1.3%
Akzo N V                               2,900     $   168
Broken Hill ADR                        3,000         170
Fletcher Challange Limited ADR         7,300         169
PT Tri Polyta Indonesia ADR*           7,800         107
Rhone-Poulenc S.A. ADR*                4,300          92
                                              ----------
                                                     706
                                              ----------
Capital Goods -- 1.9%
ASEA AB ADR                            1,800         174
Empresas ICA S.A. ADR                  4,900          50
Hanson PLC ADR                        11,900         182
Kubota ADR                               400          51
Madeco S.A. ADR                        5,700         154
Maderas y Sinteticos S.A. ADR          7,500         146
Norsk Hydro A.S. ADR                   4,200         176
Pacific Dunlop ADR*                   11,800         114
                                              ----------
                                                   1,047
                                              ----------
Consumer Durables -- 1.0%
Daimler Benz ADR                       4,300         219
Nissan Motor ADR*                     11,100         169
Sony  ADR                              2,800         172
                                              ----------
                                                     560
                                              ----------
Consumer Non-Durables -- 3.9%
Bass PLC ADR                           7,900         176
Buenos Aires Embotellado*              4,500          93
Cadbury Schweppes PLC ADR              5,300         176
Ciba-Geigy AG ADR*                     3,900         172
Fuji Photo Film ADR                    2,900         169
Hafslund Nycomed, Cl B ADR             5,000         131
Kirin Brewery ADR                      1,500         179
Nestle SA ADR                          4,000         221
Novo-Nordisk A/S ADR                   5,100         174
Panamerican Beverage, Cl A             4,000         128
Roche Holdings Limited ADR*            2,700         214
Unilever NV                            1,900         267
                                              ----------
                                                   2,100
                                              ----------

Schedule of Investments

                                                      Market
Description                                   Shares  Value (000)
-----------------------------------------------------------------
Consumer Services -- 1.5%
Coles Myer Limited ADR                         4,000  $    99
Grupo Televisa S.A. ADR                        5,300      119
Ito Yokado ADR                                   900      222
Koninklijke Ahold NV ADR*                      4,100      169
News Corporation ADR                           8,400      180
                                                     --------
                                                          789
                                                     --------
Energy -- 1.8%
Elf Aquitaine ADR                              4,900      180
Repsol                                         5,500      181
Royal Dutch Petroleum  ADR                     2,100      296
Schlumberger                                   2,400      166
YPF Sociedad Anonima ADR                       7,800      169
                                                     --------
                                                          992
                                                     --------
Financial -- 1.2%
Aegon N.V. ADR*                                3,800      167
Dresdner Bank                                  5,700      149
National Australia Bank                        3,000      136
Tokio Marine & Fire Insurance                  2,600      172
                                                     --------
                                                          624
                                                     --------
Technology -- 2.1%
Alcatel Alsthom ADR*                           9,900      173
Canon ADR                                      1,900      174
Hitachi  ADR                                   2,100      211
Kyocera  ADR                                   1,100      164
L.M. Ericsson Telephone ADR                    8,800      172
Marsushita Electric Industrial ADR             1,300      214
                                                     --------
                                                        1,108
                                                     --------
Transportation -- 0.4%
Canadian Pacific                              10,000      181
                                                     --------

Utilities -- 1.3%
Cable & Wireless PLC ADR                       8,100      171
Enersis SA ADR                                 3,000       86
Hong Kong Telecom  ADR                         8,100      144
Telefonica de Espana ADR                       4,300      180
Telefonos de Mexico SA ADR                     3,700      118
                                                     --------
                                                          699
                                                     --------
Total Foreign Common Stock                              8,806
                                                     --------
Total Common Stock
(Cost $29,128,000)                                     34,128
                                                     --------


                                        Face          Market
Description                             Amount (000)  Value (000)
-----------------------------------------------------------------

U.S. Treasury Obligations -- 11.1%
U.S. Treasury Bonds
10.750%, 02/15/03                           $   250      $  326
10.750%, 08/15/05                               500         687
 7.250%, 05/15/16                             2,250       2,568
U.S. Treasury Notes
6.380%, 06/30/97                              1,200       1,220
8.880%, 02/15/99                                450         496
5.880%, 03/31/99                                250         255
6.250%, 08/31/00                                400         414
                                                       --------

Total U.S. Treasury Obligations
(Cost $5,777,000)                                         5,966
                                                       --------

Corporate Obligations -- 4.3%
ANZ Banking Group
6.250%, 02/01/04                                165         165
Citicorp
8.630%, 12/01/02                                260         296
CNA Financial
8.880%, 03/01/98                                265         282
Ford Motor Credit
6.380%, 10/06/00                                350         355
Italy Global Bond
6.000%, 09/27/03                                200         198
Kansallis-Osake
10.000%, 05/01/02                               220         263
Korea Electric Power Korella
7.750%, 04/01/13                                200         213
Lehman Brothers Holding
5.750%, 02/15/98                                300         299
Lincoln National
7.250%, 05/15/05                                250         265
                                                       --------
Total Corporate Obligations
(Cost $2,301,000)                                         2,336
                                                       --------
U.S. Government Agency Obligations -- 7.6%
FHLB
6.530%, 09/02/97                                500         510
7.260%, 09/06/01                                295         317
FHLMC
6.780%, 08/18/05                                850         905
7.610%, 09/01/04                                200         206

Schedule of Investments




                                                            Market
Description                                  Shares        Value (000)
----------------------------------------------------------------------
U.S. Government Agency Obligations (continued)
 FNMA
   5.940%, 01/29/98                        $  500            $  502
   6.250%, 06/16/00                           500               513
   8.350%, 11/10/99                           300               329
   5.650%, 10/20/97                           100               101
 Private Export Funding
   5.750%, 04/30/98                           500               503
 Private Export Funding
   7.300%, 01/31/02                           200               216
                                                         ----------
Total U.S. Government Agency
 Obligations
 (Cost $3,955,000)                                            4,102
                                                         ----------
Asset-Backed Securities -- 4.1%
 American Express Master Trust
   7.850%, 08/15/05                           300               333
 First Chicago Master Trust II
   6.050%, 01/15/99                         1,000             1,000
 NationsBank Credit Card Master Trust
   4.750%, 09/15/98                           300               298
 The Money Store Home Equity Trust
   6.650%, 01/15/16                           325               329
   5.750%, 10/15/22                           250               245
                                                         ----------
Total Asset-Backed Securities
 (Cost $2,173,000)                                            2,205
                                                         ----------
U.S. Government Agency Mortgage-Backed
 Obligations -- 0.4%
 FNMA REMIC
   9.050%, 12/25/18                            47                50
 GNMA
   8.000%, 08/15/25                           150               156
   9.500%, 05/15/20                            28                30
                                                         ----------
Total U.S. Government Agency
 Mortgage-Backed Obligations
 (Cost $232,000)                                                236
                                                         ----------



                                                            Market
Description                                  Shares        Value (000)
----------------------------------------------------------------------

Repurchase Agreement -- 0.3%
Lehman Brothers
  5.90%, dated 12/29/95, matures
  01/02/96, repurchase price $138,000
  (collateralized by FHLMC STRIP,
  par value $490,000, 0.00%, 02/01/24,
  market value: $141,000)                   $   137            $137
                                                         ----------
Total Repurchase Agreement
 (Cost $137,000)                                                137
                                                         ----------
Total Investments -- 91.2% of Net Assets
 (Cost $43,703,000)                                         $49,110
                                                         ----------

-----------
* Non-income producing security.
ADR -- American Depository Receipt
Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
PLC -- Public Limited Company
REMIC -- Real Estate Mortgage Investment Credit
STRIP -- Separate Trading of Registered Interest and Principal of Securities.

The accompanying notes are an integral part of the financial statements.

Statement of Net Assets

Value Fund

A pie chart depicting the percent of total portfolio investments for the following investment classifications:

Consumer Durables                        4%
Consumer Non-Durables                   18%
Consumer Services                       10%
Energy                                  11%
Financial                               15%
Technology                               9%
Transportation                           1%
Utilities                               13%
Repurchase Agreements                    2%
Basic Industry                           9%
Capital Goods                            8%

                                              Market
Description                         Shares  Value (000)
-------------------------------------------------------
Common Stock -- 96.7%
Basic Industry -- 9.4%
Avery Dennison                      46,700     $ 2,341
E.I. DuPont de Nemours              16,300       1,139
Phelps Dodge                        26,100       1,625
PPG Industries                      50,600       2,315
USX-U.S. Steel Group                31,500         968
Weyerhaeuser                        38,400       1,661
Witco Chemical                      81,600       2,387
                                               -------
                                                12,436
                                               -------
Capital Goods -- 7.4%
Boeing                              12,600         987
Browning-Ferris Industries          22,500         664
General Electric                    48,200       3,470
Keystone International              70,200       1,404
Minnesota Mining & Manufacturing    15,300       1,014
National Service Industries         71,500       2,315
                                               -------
                                                 9,854
                                               -------


                                            Market
Description                       Shares  Value (000)
-----------------------------------------------------
Consumer Durables  -- 4.3%
Ford Motor                         93,300   $2,706
WD-40                              41,500    1,701
Whirlpool                          23,900    1,273
                                            ------
                                             5,680
                                            ------
Consumer Non-Durables -- 18.2%
Bristol-Myers Squibb               28,300    2,430
Clorox                             31,600    2,263
Coca-Cola                          36,100    2,680
Columbia/HCA Healthcare            19,600      995
Flowers Industries                127,600    1,547
H.J. Heinz                          4,800      159
Johnson & Johnson                  19,000    1,627
Kimberly-Clark                     12,200    1,009
Merck                              36,100    2,374
Pepsico                            23,500    1,313
Philip Morris                      29,200    2,643
Procter & Gamble                   20,300    1,685
UST                                64,500    2,153
VF                                 25,200    1,329
                                            ------
                                            24,207
                                            ------
Consumer Services -- 10.3%
Deluxe                             87,300    2,532
Dun & Bradstreet                   35,500    2,298
Fleming                            87,900    1,813
Gannett                            16,400    1,006
H & R Block                        28,000    1,134
J.C. Penney                        27,800    1,324
McDonald's                         22,400    1,011
Wal-Mart Stores                    71,900    1,609
Walt Disney                        16,200      956
                                            ------
                                            13,683
                                            ------
Energy -- 10.5%
Burlington Resources               24,200      950
Chevron                            47,500    2,494
Consolidated Natural Gas           50,900    2,310
Exxon                              35,900    2,876
Halliburton                        19,700      997
Mobil                              20,800    2,330
Nicor                              71,900    1,977
                                            ------
                                            13,934
                                            ------

                                                               DECEMBER 31, 1995

Statement of Net Assets                                         [REMBRANDT LOGO]

                                                                 Market
Description                                          Shares    Value (000)
--------------------------------------------------------------------------
Financial -- 14.7%
American General                                       67,700    $  2,361
Aon                                                    45,600       2,274
Bankers Trust New York                                 33,200       2,208
Boatmen's Bancshares                                   32,300       1,320
First of America Bank                                  30,800       1,367
Hartford Steam Boiler Inspection &
Insurance                                              46,500       2,325
KeyCorp                                                54,900       1,990
Mellon Bank                                            37,000       1,989
Merry Land & Investment                                55,500       1,311
NationsBank                                            32,800       2,284
                                                                 --------
                                                                   19,429
                                                                 --------
Technology -- 8.4%
AMP                                                    26,200       1,005
Automatic Data Processing                              13,300         988
Hewlett Packard                                        15,000       1,256
IBM                                                    18,700       1,716
Intel                                                  26,500       1,504
Modern Controls                                        50,300         547
Motorola                                               19,500       1,111
Raytheon                                               21,300       1,006
Texas Instruments                                      20,600       1,066
Xerox                                                   6,500         891
                                                                 --------
                                                                   11,090
                                                                 --------
Transportation -- 0.7%
Norfolk Southern                                       12,000         953
                                                                 --------
Utitilites -- 12.8%
A T & T                                                47,000       3,043
Ameritech                                              38,600       2,278
Bell Atlantic                                          19,400       1,297
Boston Edison                                          80,200       2,366
Central & South West                                   83,300       2,322
GTE                                                    54,100       2,380
US West                                                25,000         894
Utilicorp United                                       83,600       2,456
                                                                 --------
                                                                   17,036
                                                                 --------
Total Common Stock
(Cost $111,959,000)                                              $128,302
                                                                 --------

                                                       Face        Market
Description                                            Amount    Value (000)
----------------------------------------------------------------------------
Repurchase Agreement -- 2.3%
Lehman Brothers
5.90%, dated 12/29/95, matures
01/02/96, repurchase price $3,100,000
(collateralized by U.S. Treasury Note,
par value $3,165,000, 5.125%, 11/30/98,
market value: $3,163,000)                            $  3,098    $  3,098
                                                                 --------
Total Repurchase Agreement
(Cost $3,098,000)                                                   3,098
                                                                 --------
Total Investments -- 99.0%
(Cost $115,057,000)                                               131,400
                                                                 --------
Other Assets and Liabilities -- 1.0%
Other Assets and Liabilities, Net                                   1,340
                                                                 --------
Net Assets:
Portfolio shares of the Trust Class (unlimited
authorization -- no par value) based on
10,701,395 outstanding shares of beneficial
interest                                                          113,900
Portfolio shares of the Investor Class (unlimited
authorization -- no par value) based on 121,902
outstanding shares of beneficial interest                           1,297
Distribution in excess of net investment income                        (1)
Accumulated net realized gain on investments                        1,201
Net unrealized appreciation on investments                         16,343
                                                                 --------
Total Net Assets -- 100.0%                                       $132,740
                                                                 ========
Net Asset Value, Offering, and Redemption Price
Per Share -- Trust Class                                           $12.26
                                                                 ========
Net Asset Value and Redemption Price
Per Share -- Investor Class                                        $12.28
                                                                 ========
Maximum Offering Price Per Share -- Investor
Class ($12.28 + 95.5%)                                             $12.86
                                                                 ========

The accompanying notes are an integral part of the financial statements.

Statement of Net Assets

Growth Fund

A pie chart depicting the percent of total portfolio investments for the following investment classifications:

Growth Fund

Repurchase Agreements                    1%
Basic Industry                           4%
Capital Goods                            8%
Consumer Non-Durables                   17%
Consumer Services                        7%
Energy                                  11%
Financial                               22%
Technology                              19%
Transportation                           2%
Utilities                                9%


                                             Market
Description                       Shares   Value (000)
------------------------------------------------------
Common Stock -- 98.8%
Basic Industry -- 3.9%
Dow Chemical                       20,900      $1,471
Mead                               15,900         831
Rayonier                           25,300         844
                                               ------
                                                3,146
                                               ------
Capital Goods -- 7.9%
Agco                               41,250       2,104
Boeing                             28,400       2,226
York International                 44,000       2,068
                                               ------
                                                6,398
                                               ------
Consumer Non-Durables -- 17.0%
American Home Products             11,600       1,125
Amgen*                             23,400       1,389
Avon Products                      35,300       2,661
Bristol-Myers Squibb               18,700       1,606
Colgate-Palmolive                  19,500       1,370
H.J. Heinz                         54,000       1,789
Philip Morris                      13,800       1,249
U.S. Healthcare                    56,100       2,608
                                               ------
                                               13,797
                                               ------


                                             Market
Description                       Shares   Value (000)
------------------------------------------------------
Consumer Services -- 7.4%
Borders Group*                     98,300      $1,819
Carnival                           79,800       1,945
CUC International*                 47,100       1,607
Intimate Brands*                   40,000         600
                                               ------
                                                5,971
                                               ------
Energy -- 11.0%
Amoco                              26,300       1,890
Atlantic Richfield                 16,200       1,794
Enron Oil & Gas                    34,900         838
Phillips Petroleum                 65,700       2,242
Texaco                             27,000       2,120
                                               ------
                                                8,884
                                               ------
Financial -- 22.0%
Advanta, Cl B                      33,300       1,211
American General                   47,500       1,657
Household International            22,500       1,330
KeyCorp                            43,100       1,562
Lincoln National                   25,800       1,387
MBIA                               23,100       1,732
MGIC Investment                    18,300         993
PMI Group                          40,000       1,810
PNC Bank                           48,000       1,548
Redwood Trust                      50,000         913
St. Paul                           48,400       2,692
Thornburg Mortgage Asset           60,200         948
                                               ------
                                               17,783
                                               ------
Technology -- 18.6%
Altera*                            29,800       1,483
Cisco Systems*                     18,600       1,388
FTP Software*                      41,100       1,192
Hewlett Packard                    17,800       1,491
KLA Instruments*                   31,400         818
IBM                                 8,700         798
Information Resources*            101,700       1,258
Intel                              32,600       1,850
LSI Logic*                         36,200       1,186
Microsoft*                         18,800       1,650
Parametric Technology*             18,800       1,250
Xilinx*                            23,000         701
                                               ------
                                               15,065
                                               ------

                                                               DECEMBER 31, 1995

Statement of Net Assets                                         [REMBRANDT LOGO]

                                        Shares/Face
Description                            Amount (000)  Value (000)
----------------------------------------------------------------
Transportation -- 2.0%
Illinois Central                           41,500      $1,593
                                                     --------
Utilities -- 9.0%
Ameritech                                  42,800       2,525
PECO Energy                                70,600       2,127
Western Resources                          79,800       2,663
                                                     --------
                                                        7,315
                                                     --------
Total Common Stock
(Cost $69,992,000)                                     79,952
                                                     --------
Repurchase Agreement -- 1.1%
Lehman Brothers
5.90%, dated 12/29/95, matures
01/02/96, repurchase price $845,000
(collateralized by FHLMC STRIP,
par value $2,215,000, 0.00%, 11/01/22,
market value: $863,000)                   $   844         844
                                                     --------
Total Repurchase Agreement
(Cost $844,000)                                           844
                                                     --------
Total Investments -- 99.9%
(Cost $70,836,000)                                     80,796
                                                     --------
Other Assets and Liabilities -- 0.1%
Other Assets and Liabilities, Net                         101
                                                     --------


Description                                       Value (000)
-------------------------------------------------------------
Net Assets:

Portfolio shares of the Trust Class (unlimited
authorization -- no par value) based on
6,738,588 outstanding shares of beneficial
interest                                              $67,282
Portfolio shares of the Investor Class (unlimited authorization -- no par value) based on 230,641
outstanding shares of beneficial interest               2,439
Undistributed net investment income                         1
Accumulated net realized gain on investments            1,215
Net unrealized appreciation on investments              9,960
                                                     --------
Total Net Assets -- 100.0%                            $80,897
                                                     ========

Net Asset Value, Offering, and Redemption Price
Per Share -- Trust Class                              $ 11.61
                                                     ========
Net Asset Value and Redemption Price
Per Share -- Investor Class                           $ 11.62
                                                     ========
Maximum Offering Price Per Share -- Investor
Class ($11.62 + 95.5%)                                $ 12.17
                                                     ========

--------------------------------------------------------------
* Non-Income Producing Security
FHLMC -- Federal Home Loan Mortgage Corporation
STRIP -- Separate Trading of Registered Interest and Principal of Securities.

The accompanying notes are an integral part of the financial statements.

Statement of Net Assets

International Equity Fund

A pie chart depicting the percent of total portfolio investments for the following investment classifications:

International Equity Fund

Japan                           31%
United Kingdom                  13%
France                           8%
Germany                          7%
Netherlands                      6%
Switzerland                      5%
Hong Kong                        4%
Sweden                           3%
Singapore                        3%
Other                           20%

                                             Market
Description                        Shares  Value (000)
------------------------------------------------------
Foreign Common Stocks -- 95.8%
Argentina -- 0.5%
YPF ADR                            20,000      $  433
                                             --------
Australia -- 2.0%
Broken Hill Proprietary            80,000       1,129
CRA                                32,250         473
                                             --------
                                                1,602
                                             --------
Austria -- 0.6%
Creditanstalt Bankverein "PS"       1,500         215
Vienna International Airport        4,500         299
                                             --------
                                                  514
                                             --------
Belgium -- 0.8%
Audiofina                           5,500         298
Kredietbank                         1,200         329
                                             --------
                                                  627
                                             --------
Brazil -- 1.1%
Aracruz Celulose ADR               35,000         271
Telebras ADR *                      7,500         356
Usiminas ADR                       35,000         280
                                             --------
                                                  907
                                             --------


                                             Market
Description                       Shares   Value (000)
------------------------------------------------------
Chile -- 1.0%
Endesa ADR                         18,000      $  409
Telecom Chile ADR                   4,500         373
                                             --------
                                                  782
                                             --------
Denmark -- 1.2%
Sophus Berendsen, Cl B              5,000         563
Unidanmark, Cl A *                  8,000         397
                                             --------
                                                  960
                                             --------
Finland -- 0.9%
Kymmene *                          10,000         265
Nokia, Cl A *                      12,000         472
                                             --------
                                                  737
                                             --------
France -- 7.7%
Alcatel Alsthom                     5,798         501
Carrefour                           1,000         607
Cie Generale des Eaux               8,169         817
Elf Aquitaine                      16,108       1,189
Havas                               4,673         371
L'Oreal                             2,800         751
Rhone-Poulenc, Cl A                25,667         551
Saint-Gobain                        5,114         567
Sanofi *                            9,900         635
                                             --------
                                                5,989
                                             --------
Germany -- 5.3%
Allianz                               429         843
Bayer                               3,000         797
Bayerische Motoren Werke              850         439
Beiersdorf                            750         516
Deutsche Bank                      20,000         951
Schering                           10,000         665
                                             --------
                                                4,211
                                             --------
Hong Kong -- 4.3%
China Light & Power                60,000         276
Hong Kong Telecommunications      200,000         357
HSBC Holdings                      62,373         944
Hutchison Whampoa                 110,000         670
Sun Hung Kai Properties            85,600         700
Swire Pacific, Cl A                58,000         450
                                             --------
                                                3,397
                                             --------

                                                               DECEMBER 31, 1995

Statement of Net Assets                                         [REMBRANDT LOGO]

                                             Market
Description                       Shares   Value (000)
------------------------------------------------------
Indonesia -- 0.3%
Multi Bintang                      16,000      $  225
                                             --------
Italy -- 2.6%
Assicurazioni Generali             25,000         606
Parmalat Finanziaria *            400,000         348
Rinascente                         69,815         423
STET *                            230,000         652
                                             --------
                                                2,029
                                             --------
Japan -- 30.4%
Ajinomoto                          65,000         724
Asahi Glass                        40,000         446
Canon                              50,000         906
East Japan Railway                    140         681
Fanuc                              12,500         541
Hitachi                            90,000         907
Honda Motor                        60,000       1,238
Ito Yokado                         17,000       1,048
KAO                                60,000         744
Kawasaki Steel                    175,000         610
Kinki Nippon Tourist               32,000         226
Kirin Brewery                      50,000         591
Kyocera                            11,000         817
Matsushita Electric Industrial     50,000         814
Mitsubishi Bank                    40,000         942
Mitsubishi Heavy Industries       150,000       1,196
New Oji Paper                      70,000         633
Nippon Oil                         70,000         440
Nippon Telegraph & Telephone          122         987
Nomura Securities                  25,000         545
Secom                              13,000         904
Sekisui House                      70,000         895
Shiseido                           45,000         536
Sony                               22,000       1,319
Sumitomo Bank                      41,000         870
Takeda Chemical Industries         45,000         741
Tokio Marine & Fire Insurance      90,000       1,177
Tokyo Broadcasting System          28,000         461
Tokyo Electric Power               13,100         350
Toray Industries                  125,000         824
Toshiba                           110,000         862
                                             --------
                                               23,975
                                             --------

                                             Market
Description                       Shares   Value (000)
------------------------------------------------------
Malaysia -- 2.7%
Genting                            40,000      $  334
Malayan Banking                    55,000         464
Sime Darby Malaysia               180,000         478
Telekom Malaysia                   60,000         468
United Engineers -- F              65,000         415
                                             --------
                                                2,159
                                             --------
Mexico -- 0.9%
Panamerican Beverage ADR           12,500         400
Telefonos de Mexico ADR            10,000         319
                                             --------
                                                  719
                                             --------
Netherlands -- 5.4%
Aegon                              19,377         859
Ahold                              14,420         590
Akzo                                4,000         464
Heineken Holding, Cl A              4,125         677
Phillips Electronics               11,000         398
Unilever                            5,000         704
Wolters Kluwer                      6,566         622
                                             --------
                                                4,314
                                             --------
Norway -- 0.7%
Saga Petroleum, Cl B               45,000         562
                                             --------
Portugal -- 0.3%
Jeronimo Martins & Filho            3,800         211
                                             --------
Singapore -- 2.9%
City Developments                  65,000         473
Jardine Matheson                   50,663         347
Keppel                             55,000         490
Oversea-Chinese Banking -- F       40,500         507
Singapore International
Airlines -- F                      50,000         467
                                             --------
                                                2,284
                                             --------
Spain -- 2.0%
Banco Bilbao-Vizcaya               15,000         541
Centros Comerciales Pryca          20,000         420
Telefonica de Espana               47,000         651
                                             --------
                                                1,612
                                             --------

Statement of Net Assets

                                                                   Market
Description                                            Shares    Value (000)
----------------------------------------------------------------------------
Sweden -- 2.9%
Asea, Cl B                                               9,000      $   877
Astra, Cl A                                             22,000          879
Ericsson, Cl B                                          27,500          539
                                                                   --------
                                                                      2,295
                                                                   --------
Switzerland -- 4.8%
Ciba-Geigy, Cl N                                         1,000          881
Holderbank, Cl I                                           615          472
Nestle, Cl N                                               700          775
Roche Holdings, Cl GS                                       90          713
Schweizerische Bankgesellschaft, Cl I                      900          977
                                                                   --------
                                                                      3,818
                                                                   --------
Thailand -- 2.1%
Advanced Info Service -- F                              20,000          354
Bangkok Bank -- F                                       43,000          523
Land and House -- F                                     25,000          411
Siam Cement -- F                                         7,000          388
                                                                   --------
                                                                      1,676
                                                                   --------
United Kingdom -- 12.4%
Barclays Bank                                           76,236          875
BAT Industries                                          90,833          801
British Airport Authority                               60,553          456
BOC Group                                               41,336          578
Cable & Wireless                                        81,819          585
Cadbury Schweppes                                       66,748          552
General Electric                                       144,425          796
Marks & Spencer                                         91,080          637
Pearson                                                 80,816          783
Prudential                                             135,816          875
Shell Transport & Trading                               90,000        1,191
SmithKline Beecham, Cl A                                80,929          892
Tate & Lyle                                            106,606          781
                                                                   --------
                                                                      9,802
                                                                   --------
Total Foreign Common Stocks
(Cost $65,269,000)                                                   75,840
                                                                   --------
Foreign Preferred Stocks -- 2.5%
Australia -- 0.7%
Newscorp                                               120,000          561
                                                                   --------



                                                       Market
Description                                            Shares    Value (000)
----------------------------------------------------------------------------
Germany -- 1.8%
Krones                                                     800      $   324
RWE                                                      2,500          698
Suedzucker                                               1,000          404
                                                                   --------
                                                                      1,426
                                                                   --------
Total Foreign Preferred Stocks
(Cost $1,960,000)                                                     1,987
                                                                   --------
Total Investments -- 98.3%
(Cost $67,229,000)                                                   77,827
                                                                   --------
Other Assets and Liabilities -- 1.7%
Other Assets and Liabilities, Net                                     1,378
                                                                   --------
Net Assets:
Portfolio shares of the Trust Class (unlimited
authorization -- no par value) based on 5,325,237
outstanding shares of beneficial interest                            66,821
Portfolio shares of the Investor Class (unlimited
authorization -- no par value) based on 116,130
outstanding shares of beneficial interest                             1,493
Distributions in excess of net investment income                        (12)
Accumulated net realized gain on investments                            304
Net unrealized appreciation on foreign currency and
translation of other assets and liabilities
denominated in foreign currency                                           1
Net unrealized appreciation on investments                           10,598
                                                                   --------
Total Net Assets -- 100.0%                                          $79,205
                                                                   ========
Net Asset Value, Offering and Redemption Price
Per Share -- Trust Class                                             $14.56
                                                                   ========
Net Asset Value and Redemption Price
Per Share -- Investor Class                                          $14.52
                                                                   ========
Maximum Offering Price Per Share --
Investor Class ($14.52 / 95.5%)                                      $15.20
                                                                   ========

----------------------------------
* Non-Income Producing Security
  ADR -- American Depository Receipt
  Cl -- Class
  F -- Foreign Registry Shares

The accompanying notes are an integral part of the financial statements.

                                                               DECEMBER 31, 1995

Statement of Net Assets                                         [REMBRANDT LOGO]

Small Cap Fund

A pie chart depicting the percent of total portfolio investments for the following investment classifications:

Small Cap Fund

Repurchase Agreements                    5%
Basic Industry                           3%
Capital Goods                           10%
Consumer Durables                        2%
Consumer Non-Durables                   19%
Consumer Services                       13%
Energy                                   6%
Financial                               17%
Technology                              23%
Transportation                           1%
Utilities                                1%

                                            Market
Description                       Shares  Value (000)
-----------------------------------------------------
Common Stock -- 95.1%
Basic Industry -- 3.2%
Fastenal                           9,700     $   410
Shorewood Packaging*              25,400         362
                                            --------
                                                 772
                                            --------
Capital Goods -- 10.1%
Agco                               7,900         403
Gentex*                           16,300         359
Juno Lighting                     21,900         350
Kaydon                             8,900         270
NN Ball and Roller                19,200         336
OEA*                              13,100         391
Wolverine Tube*                    9,700         364
                                            --------
                                               2,473
                                            --------
Consumer Durables  -- 2.4%
Sunbeam Oster                     21,900         334
WD-40                              6,300         258
                                            --------
                                                 592
                                            --------

                                            Market
Description                       Shares  Value (000)
-----------------------------------------------------
Consumer Non-Durables -- 19.1%
American Medical Response*        15,900        $517
Fresenius*                        14,200         282
Mid Atlantic Medical Services*    17,500         424
Nautica Enterprises*              13,050         571
Respironics*                      26,400         554
Rotech Medical*                   13,800         380
Smithfield Foods*                 16,400         521
Sofamor/Danek Group*              21,500         610
Sybron International*             12,600         299
Watson Pharmaceuticals*           10,400         510
                                            --------
                                               4,668
                                            --------
Consumer Services -- 12.6%
Applebee's International          25,200         573
Catalina Marketing*                8,000         502
Express Scripts, Cl A*             7,600         388
Grand Casinos*                    16,950         394
Men's Wearhouse*                  13,200         340
National Education*               69,000         561
Stop & Shop*                      14,100         326
                                            --------
                                               3,084
                                            --------
Energy -- 5.8%
Devon Energy                      17,000         433
KN Energy                         10,500         306
Pride Petroleum Services*         34,900         371
Wicor                              9,300         300
                                            --------
                                               1,410
                                            --------
Financial -- 17.1%
Associated Bancorp                 8,125         333
Bell Bancorp*                      9,600         343
California Federal Bank, Cl A*    23,000         362
Felcor Suite Hotels                8,800         244
Gainsco                           27,195         310
Manufactured Home Communities     20,700         362
Mark Twain Bancshares              7,900         306
Mutual Risk Management            11,500         526
National Re Holdings              16,100         612
Quick & Reilly Group              13,725         281
River Forest Bancorp              19,200         490
                                            --------
                                               4,169
                                            --------

Statement of Net Assets

                                       Shares/Fees   Market
Description                           Amount (000) Value (000)
--------------------------------------------------------------
Technology -- 22.5%
Altera*                                     8,800     $   438
Aspect Telecommunications*                 10,400         348
FTP Software*                              17,500         508
Hyperion Software*                         17,600         374
KLA Instruments*                           15,100         394
Lam Research*                               5,300         242
Maxim Integrated Products*                 17,400         670
Progress Software*                         22,000         825
Sterling Software*                         11,000         686
Tencor Instruments*                        13,100         319
US Robotics*                                4,400         386
Vicor*                                     15,200         304
                                                     --------
                                                        5,494
                                                     --------
Transportation -- 1.1%
Air Express International                  11,100         255
                                                     --------
Utilities -- 1.2%
Southern California Water                  13,900         281
                                                     --------
Total Common Stock
(Cost $19,757,000)                                     23,198
                                                     --------
Repurchase Agreement -- 5.4%
Prudential Securities
5.90%, dated 12/29/95, matures
01/02/96, repurchase price $1,324,000
(collateralized by U.S. Treasury Note,
par value $1,355,000, 5.125%,
11/30/98, market value: $1,354,000)       $ 1,324       1,324
                                                     --------
Total Repurchase Agreements
(Cost $1,324,000)                                       1,324
                                                     --------


                                                               Market
Description                                          Shares  Value (000)
------------------------------------------------------------------------
Total Investments -- 100.5%
(Cost $21,081,000)                                              $24,522
     --------
Other Assets and Liabilities -- (0.5%)
Other Assets and Liabilities, Net                                  (125)
     --------
Net Assets:
Portfolio shares of the Trust Class (unlimited
authorization -- no par value) based on
1,914,355 outstanding shares of beneficial
interest                                                         19,690
Portfolio shares of the Investor Class (unlimited
authorization -- no par value) based on 44,346
outstanding shares of beneficial interest                           463
Undistributed net investment income                                   1
Accumulated net realized gain on investments                        802
Net unrealized appreciation on investments                        3,441
                                                               --------
Total Net Assets -- 100.0%                                      $24,397
                                                               ========
Net Asset Value, Offering, and Redemption Price
Per Share -- Trust Class                                         $12.46
                                                               ========
Net Asset Value and Redemption Price
Per Share -- Investor Class                                      $12.46
                                                               ========
Maximum Offering Price Per Share -- Investor
Class ($12.46 / 95.5%)                                           $13.05
                                                               ========

-------------------------------
* Non-Income Producing Security

Cl -- Class

The accompanying notes are an integral part of the financial statements.

                                                               DECEMBER 31, 1995

Schedule of Investments                                         [REMBRANDT LOGO]

Asian Tigers Fund

A pie chart depicting the percent of total portfolio investments for the following investment classifications:

Asian Tigers Fund

Hong Kong                       37%
Indonesia                        4%
Malaysia                        17%
Phillippines                     3%
Singapore                       16%
South Korea                      4%
Taiwan                           3%
Thailand                        16%

                                                    Market
Description                              Shares   Value (000)
-------------------------------------------------------------
Foreign Common Stocks -- 93.1%
Hong Kong -- 34.4%
Cheung Kong Holdings                     105,000      $  640
China Light & Power                       82,000         378
Citic Pacific                            122,000         417
Hang Seng Bank                            48,000         430
Henderson Land Development*               40,000         241
Hong Kong & China Gas                    153,600         247
Hong Kong Telecommunications             417,600         745
HSBC Holdings                             92,000       1,392
Hutchison Whampoa                        156,000         950
Hysan Development                        121,000         320
Johnson Electric                         109,000         195
National Mutual Asia*                    350,000         317
New World Development                     70,000         305
Shangri-La Asia                          236,000         289
Sun Hung Kai Properties                   82,000         671
Swire Pacific, Cl A                       66,000         512
Television Broadcasts                     18,000          64
Wheelock                                  52,000          89
                                                    --------
                                                       8,202
                                                    --------


                                                    Market
Description                              Shares   Value (000)
-------------------------------------------------------------
Indonesia -- 4.1%
Bank Internasional Indonesia -- F         62,000      $  206
Hanjaya Mandala Sampoerna*                20,000         208
Indofood -- F                             20,000          96
Indonesian Satellite ADR                   2,400          88
Semen Gresik -- F*                        55,000         154
Telekomunikasi -- F*                     180,000         236
                                                    --------
                                                         988
                                                    --------
Malaysia -- 16.1%
DCB Holdings*                             80,000         233
Genting                                   33,500         280
Land and General*                         65,000         141
Malayan Banking                           60,000         506
Malaysian International Shipping -- F     92,000         241
Public Bank -- F                         109,000         209
Resorts World                             70,000         375
Sime Darby Malaysia                      197,600         525
Sime UEP Properties                      145,000         228
Telekom Malaysia                          64,000         499
Tenaga                                    76,000         299
United Engineers -- F                     48,000         306
                                                    --------
                                                       3,842
                                                    --------
Philippines -- 2.4%
Filinvest Land*                          600,000         192
Manila Electric*                          28,000         229
Philippine Long Distance
Telephone ADR                              3,000         162
                                                    --------
                                                         583
                                                    --------
Singapore -- 15.3%
City Developments                         87,600         638
DBS Land                                  90,000         304
Development Bank of Singapore -- F        26,000         324
Fraser and Neave -- F                     28,000         357
Hong Kong Land                            77,000         142
Jardine Matheson                          14,000          96
Keppel                                    42,000         374
Oversea-Chinese Banking -- F              63,000         789
Singapore International Airlines -- F     33,000         308
Singapore Press -- F                      18,400         325
                                                    --------
                                                       3,657
                                                    --------

Schedule of Investments

                                                         Market
Description                                  Shares    Value (000)
------------------------------------------------------------------
South Korea -- 3.3%
Korea Fund                                     35,483        $781
                                                         --------
Taiwan -- 2.4%
Taiwan Fund                                    27,500         564
                                                         --------
Thailand -- 15.1%
Advanced Info Service -- F                     30,000         527
Bangkok Bank -- F                              57,000         693
Dhana Siam Finance & Securities -- F           59,000         337
Industrial Finance of Thailand*               110,000         374
Italian-Thai Development*                      30,000         307
Land and House -- F                            22,000         362
PTT Exploration*                               40,000         419
Siam Cement -- F*                              12,000         188
Thai Farmers Bank -- F                         39,000         393
                                                         --------
                                                            3,600
                                                         --------
Total Foreign Common Stocks
(Cost $20,236,000)                                         22,217
                                                         --------
Total Investments -- 93.1%, of Net Assets
(Cost $20,236,000)                                       $ 22,217
                                                         ========

-------------------------------------
* Non-Income Producing Security
  ADR -- American Depository Receipts
  Cl -- Class
  F -- Foreign Registry Shares

The accompanying notes are an integral part of the financial statements.

                                                               DECEMBER 31, 1995

                                     Notes

Statement of Assets and Liabilities (000)

For the Year Ended December 31, 1995


                                                                               Global Fixed        Balanced      Asian
                                                                                Income Fund          Fund     Tigers Fund
-------------------------------------------------------------------------------------------------------------------------
Assets:
  Investments at market value (Cost $13,959, $43,703 and $20,236,
   respectively)                                                                    14,907          $49,110       $22,217
  Cash and foreign currency                                                          3,765               --         1,879
  Receivable for investment securities sold                                             --            1,677            --
  Receivable for capital shares sold                                                    17            3,899            20
  Other assets                                                                         452              339            80
                                                                                    ------           ------        ------
  Total assets                                                                      19,141           55,025        24,196
                                                                                    ------           ------        ------
Liabilities:
  Distribution payable                                                               1,555              132           270
  Payable for capital shares repurchased                                                --            1,015            --
  Other liabilities                                                                     28               30            48
                                                                                    ------           ------        ------
  Total liabilities                                                                  1,583            1,177           318
                                                                                    ------           ------        ------
Net assets:
  Portfolio shares of the Trust Class (unlimited authorization -
   no par value) based on 1,647,908, 4,642,722 and 2,214,706
   outstanding shares of beneficial interest, respectively                          16,640           43,855        21,404
  Portfolio shares of the Investor Class (unlimited
   authorization - no par value) based on 11,864, 367,470
   and 70,215 outstanding shares of beneficial interest, respectively                  126            3,705           681
  Undistributed net investment income                                                  218               --            --
  Accumulated distributions in excess of net investment income                          --               --           (34)
  Accumulated net realized gain (loss) on investments                                 (392)             883          (154)
  Accumulated net realized loss from foreign currency transactions                      (1)              --            --
  Net unrealized appreciation (depreciation) on foreign currency and translation of other assets and liabilities denominated in
   foreign currencies                                                                   19               (2)           --
  Net unrealized appreciation on investments                                           948            5,407         1,981
                                                                                    ------           ------        ------
Net Assets                                                                         $17,558          $53,848       $23,878
                                                                                   =======          =======       =======
Net Asset Value, Offering and Redemption Price Per Share -- Trust Class             $10.58           $10.75        $10.45
                                                                                    ======          =======        ======
Net Asset Value and Redemption Price Per Share -- Investor Class                    $10.56           $10.75        $10.44
                                                                                    ======          =======        ======
Maximum Offering Price Per Share -- Investor Class (1)                              $11.06           $11.26        $10.93
                                                                                    ======          =======        ======

(1) The offering price is calculated by dividing the Net Asset Value by 1 minus the maximum sales charge of 4.50%.


   The accompanying notes are an integral part of the financial statements.

                                                               DECEMBER 31, 1995
                                                                [REMBRANDT LOGO]


Statement of Operations (000)


For the Year Ended December 31, 1995

                           Treasury      Government                  Tax-Exempt
                        Money Market   Money Market  Money Market   Money Market
                            Fund           Fund          Fund           Fund
--------------------------------------------------------------------------------
Investment Income:
Interest                   $6,611        $11,042       $27,757         $7,189
                         --------       --------      --------       --------
Expenses:
Administration fees           176            283           705            278
Less administration fees
 waived                        --             --           (57)            --
Investment advisory fees      413            377         1,646            653
Less investment advisory
 fees waived                 (184)            --          (648)          (290)
Custodian fees                 16             25            63             20
Transfer agent fees            34             38            63             32
Professional fees              20             31            69             26
Registration & filing fees      9             14            21             34
Printing                        3              4             4              5
Trustee                         2              3             7              3
Insurance                       4              6            16              5
Pricing                         1              2             6              1
Distribution fees (1)          17              8             3             10
Amortization of deferred
 organization costs             3              3             3              3
Miscellaneous                  18              1             3              1
                         --------       --------       --------      --------
Total Expenses                532            795         1,904            781
                         --------       --------       --------      --------
Net Investment Income       6,079         10,247        25,853          6,408
                         --------       --------       --------      --------
Net Realized Loss On
 Investments:
Net realized loss from
 security transaction          --             --             --            (1)
Net Increase In Net
 Assets From Operations    $6,079        $10,247        $25,853        $6,407
                         ========       ========       ========      ========

(1) All distribution fees are incurred at the Investor Class level.


The accompanying notes are an integral part of the financial statements.

Statement of Operations (000)


For the Year Ended December 31, 1995

                                       Intermediate
                                        Government    Tax-Exempt      Global
                       Fixed Income    Fixed Income  Fixed Income  Fixed Income
                           Fund           Fund           Fund          Fund
--------------------------------------------------------------------------------
Investment Income:
Interest                  $7,601           $5,092        $2,926        $1,214
                          ------           ------        ------        ------
Expenses:
 Administration fees         170              123             78            26
 Less administration fees
  waived                     (11)             (10)             --            --
 Investment advisory fees    677              492            314           140
 Less investment advisory
  fees waived               (100)             (72)          (65)           --
 Custodian fees               15               10             7             3
 Transfer agent fees          33               32            30            27
 Contribution by
  administrator               --               --            --           (10)
 Professional fees            19               12             7             2
 Registration & filing fees   13               (3)           (1)            1
 Printing                      2               --            --            --
 Trustee fee                   2                1             1            --
 Insurance                     3                3             2            --
 Pricing                       2               --             1            --
 Distribution fees (1)         1                7             3            --
 Amortization of deferred
  organization costs           3                3             3             3
 Miscellaneous                12               11            16            --
                           -----            -----         -----         -----
   Total Expenses            841              609           396           192
                           -----            -----         -----         -----
Net Investment Income      6,760            4,483         2,530         1,022
                           -----            -----         -----         -----
Net Realized and
 Unrealized Gain On
 Investments:
Net realized gain from
 security transactions     1,117              345           318           269
Net realized gain from
 foreign currency
 transactions                 --               --            --           751
Net change in unrealized
 appreciation on
 investments              10,277            5,923         4,825         1,202
Net change in unrealized
 appreciation on foreign
 currency and translation
 of other assets and
 liabilities in foreign
 currencies                  --               --             --            18
                          -----            -----          -----         -----
Net Increase In Net
 Assets From Operations  $18,154          $10,751        $7,673         $3,262
                         =======          =======        ======         ======
(1) All distribution fees  are incurred at the Investor Class level.


The accompanying notes are an integral part of the financial statements.

                                                               DECEMBER 31, 1995

Statement of Operations (000)                                   [REMBRANDT LOGO]

For the Year Ended December 31, 1995

                                                                                        International           Asian
                                                           Balanced      Value    Growth   Equity   Small Cap   Tigers
                                                             Fund        Fund      Fund     Fund       Fund      Fund
----------------------------------------------------------------------------------------------------------------------
Investment Income:
Dividends                                                     $ 1,341   $ 3,617  $ 1,863   $1,210      $  182   $  571
Interest                                                        1,681       446      184      241          81       80
Less foreign taxes withheld                                        --        --       --     (107)         --      (37)
                                                             --------    ------   ------    -----     -------   ------
Total investment income                                         3,022     4,063    2,047    1,344         263      614
                                                             --------    ------   ------    -----     -------   ------
Expenses:
Administration fees                                                97       148      128       97          31       32
Investment advisory fees                                          454       789      686      643         164      212
Less investment advisory fees waived                               --        --       --       --          (1)      --
Custodian fees                                                      7        13       11       84           3       56
Transfer agent fees                                                26        31       32       27          26       27
Contribution by administrator                                      --        --       --       (2)         --      (16)
Professional fees                                                  10        18       12       16           2        3
Registration & filing fees                                        (11)       19       (3)      14          (4)       2
Printing                                                           --         5        1        4          --        1
Trustee                                                             1         1        1        1          --       --
Insurance                                                           2         2        3        2           1        1
Pricing                                                            --         2        1        4          --        2
Distribution fees (1)                                              10         3        6        4           1        2
Amortization of deferred organization costs                         3         3        3        3           3        3
Miscellaneous                                                       1         1       --       --          --       --
                                                             --------    ------   ------    -----     -------   ------
Total Expenses                                                    600     1,035      881      897         226      325
                                                             --------    ------   ------    -----     -------   ------
Net Investment Income                                           2,422     3,028    1,166      447          37      289
                                                             --------    ------   ------    -----     -------   ------
Net Realized and Unrealized Gain (Loss)
On Investments:
Net realized gain (loss) from security
 transactions                                                   3,350     3,456    8,079    1,107       2,502     (139)
Net realized loss from foreign currency
 transactions                                                      (8)       --       --     (116)         --      (22)
Net change in unrealized appreciation on
investments                                                     7,293    20,121   14,198    7,172       2,930    2,685
Net change in unrealized appreciation (depreciation)
on foreign currency and translation of other
assets and liabilities in foreign currencies                       (2)       --       --       --          --        1
                                                             --------    ------   ------    -----     -------   ------
Net Increase In Net Assets From
 Operations                                                   $13,055   $26,605  $23,443   $8,610      $5,469   $2,814
                                                             ========   =======  =======   ======     =======   ======

(1) All distribution fees are incurred at the Investor Class level.

   The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets (000)

                                             Treasury
                                           Money Market
                                               Fund
---------------------------------------------------------------
                                       1995               1994
---------------------------------------------------------------

Operations:
  Net investment income              $   6,079         $   4,009
  Net realized loss from
   security transactions                    --             --
                                    ----------        ----------
Net increase in net assets
 resulting from operations               6,079             4,009
                                    ----------        ----------
Dividends distributed from:
 Net investment income:
  Trust Class                           (5,746)           (3,936)
 Investor Class                           (333)              (73)
                                    ----------        ----------
 Total dividends distributed            (6,079)           (4,009)
                                    ----------        ----------
Capital share transactions:
 Trust Class:
  Proceeds from shares issued          484,129           274,543
Shares issued in lieu of
 cash distributions                          5                 3
Cost of shares
 repurchased                          (485,213)         (271,487)
                                    ----------        ----------
Increase (decrease) in net
 assets derived from Trust
 Class transactions                   (1,079)              3,059
                                  ----------          ----------
Investor Class:
Proceeds from shares issued           33,385              11,461
Shares issued in lieu of
 cash distributions                      315                  60
Cost of shares
 repurchased                         (29,000)             (9,637)
                                  ----------          ----------
Increase in net
 assets derived from Investor
 Class transactions                    4,700               1,884
                                  ----------          ----------

Increase (decrease) in net
 assets derived capital
 share transactions                    3,621               4,943
                                  ----------          ----------
Contribution of capital from
 affiliate                                --                 --
                                  ----------          ----------
Net increase (decrease) in
 net assets                            3,621               4,943
                                  ----------          ----------

Net Assets:
  Beginning of year                  114,785             109,842
                                  ----------          ----------

  End of year                      $ 118,406           $ 114,785
                                  ==========          ==========
Capital share transactions:
 Trust Class:
   Shares issued                     484,129             274,543
Shares issued in lieu of
 cash distributions                        5                   3

 Shares repurchased                 (485,213)           (271,487)

Total Trust Class
 transactions                         (1,079)              3,059
                                  ----------          ----------
Investor Class:
  Shares issued                       33,385              11,461
Shares issued in lieu of
 cash distributions                      315                  60
Shares  repurchased                  (29,000)             (9,637)
                                  ----------          ----------
Total Investor Class
 transactions                          4,700               1,884
                                  ----------          ----------
Increase (decrease) in
 capital shares                        3,621               4,943
                                  ==========          ==========


The accompanying notes are an integral part of the financial statements.


#

                                                                       REMBRANDT

                                                               DECEMBER 31, 1995

                                                                [REMBRANDT LOGO]



        GOVERNMENT                                         TAX-EXEMPT
       MONEY MARKET            MONEY MARKET               MONEY MARKET
          FUND                     FUND                       FUND
--------------------------------------------------------------------------------
    1995        1994         1995        1994           1995        1994
--------------------------------------------------------------------------------


  $  10,247   $   6,426   $  25,853   $ 17,498      $   6,408    $  3,447

         --        (702)         --     (1,399)            (1)        --
 ----------   ---------     --------   --------     ----------   --------

     10,247       5,724      25,853     16,099          6,407       3,447
 ----------   ---------     --------   --------     ----------   --------


    (10,086)     (6,340)    (25,787)   (17,487)        (6,283)     (3,391)
       (161)        (86)        (66)       (11)          (125)        (56)
 ----------   ---------     --------   --------     ----------   --------
    (10,247)     (6,426)    (25,853)   (17,498)        (6,408)     (3,447)
 ----------   ---------     --------   --------     ----------   --------


    404,051     378,541   1,234,299  1,364,586        408,851     377,990

         --          --          --          1             --          --

   (353,576)   (380,800) (1,219,198)(1,271,110)      (401,949)   (332,946)
 ----------   ---------     --------   --------     ----------   --------
     50,475      (2,259)     15,101     93,477          6,902      45,044
 ----------   ---------     --------   --------     ----------   --------

     11,055      12,329       6,603      2,321         16,513      13,112
        157          81          62          9            124          48
    (10,949)    (11,485)     (5,912)    (1,844)       (17,597)    (10,350)
 ----------   ---------     --------   --------     ----------   --------
        263         925         753        486           (960)      2,810
 ----------   ---------     --------   --------     ----------   --------
     50,738      (1,334)     15,854     93,963          5,942      47,854
 ----------   ---------     --------   --------     ----------   --------


         --         700           --     1,400             --          --
 ----------   ---------     --------   --------     ----------   --------
     50,738      (1,336)      15,854    93,964          5,941      47,854
 ----------   ---------     --------   --------     ----------   --------
    159,879     161,215      461,192   367,228        165,248     117,394
 ----------   ---------     --------   --------     ----------   --------
  $ 210,617   $ 159,879    $ 477,046  $461,192      $ 171,189   $ 165,248
 ==========   =========     ========   ========     ==========  =========

    404,051     378,541    1,234,299  1,364,586       408,851     377,990
         --          --           --          1            --          --
   (353,576)   (380,800)  (1,219,198)(1,271,110)     (401,949)   (332,946)
     50,475      (2,259)      15,101     93,477         6,902      45,044
 ----------   ---------     --------   --------     ----------   --------
     11,055      12,329        6,603      2,321        16,513      13,112
        157          81           62          9           124          48
    (10,949)    (11,485)      (5,912)    (1,844)      (17,597)    (10,350)
 ----------   ---------     --------   --------     ----------   --------
        263         925          753        486          (960)      2,810
 ----------   ---------     --------   --------     ----------   --------
     50,738      (1,334)      15,854     93,963         5,942      47,854
 ==========   =========     ========   ========     ==========  =========

Statement of Changes in Net Assets (000)

                                   Fixed               Intermediate         Tax-Exempt             Global
                                  Income              Government Fixed      Fixed Income        Fixed Income
                                   Fund                  Income Fund           Fund                  Fund
------------------------------------------------------------------------------------------------------------------------------------
                                1995       1994       1995      1994         1995      1994      1995       1994
------------------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income          $  6,760   $  5,880   $  4,483  $  4,891   $  2,530 $  2,820    $ 1,022   $   824
Net realized gain (loss)
 from security and foreign
 currency
  transactions                   1,117       (5,590)       345    (2,678)      318    (2,840)     1,020      (670)
Net change in unrealized
 appreciation (depreciation)
on investments and foreign
currency transactions           10,277       (4,970)     5,923    (5,192)    4,825    (3,429)     1,220      (435)
                              --------      --------   --------   --------  -------   --------   -------    -------
Net increase (decrease) in
 net assets resulting from
 operations                     18,154       (4,680)    10,751    (2,979)    7,673    (3,449)     3,262      (281)
                             ---------      --------    -------   -------  -------    -------    ------     ------
Dividends distributed from:
Net investment income:
Trust Class                     (6,740)      (5,867)    (4,360)  (4,870)   (2,491)    (2,772)    (1,582)    (868)
Investor Class                     (29)         (24)      (151)     (11)      (54)       (38)       (10)      (5)
Net realized gains:
Trust Class                         --           --        --        --        --       (196)        --     (279)
Investor Class                      --           --        --        --        --         (3)        --       (1)
                             ---------      --------    -------   -------  -------    -------    ------     ------
Total dividends distributed     (6,769)      (5,891)    (4,511)  (4,881)   (2,545)    (3,009)    (1,592)  (1,153)
                             ---------      --------    -------   -------  -------    -------    ------     ------
Capital share transactions:
  Trust Class:
Proceeds from shares issued     41,779       20,696      8,766   16,057     3,761      5,355      4,868    3,752
Shares issued in lieu of cash
 distributions                      --            2        --        --        --         --         --       --
Cost of shares repurchased     (19,953)     (48,770)   (32,350) (22,029)  (12,289)   (12,555)    (4,120)   (3,791)
                             ---------      --------    -------   -------  -------    -------    ------     ------
Increase (decrease) in net
 assets derived from Trust
 Class transactions             21,826      (28,072)   (23,584) (5,972)   (8,528)    (7,200)        748       (39)
                             ---------      --------    -------   -------  -------    -------    ------     ------
Investor Class:
Proceeds from shares issued        232          451      2,015   1,147       203        912          54        71
Shares issued in lieu of cash
 distributions                      25           19        140      11        48         33          10         6
Cost of shares
 repurchased                      (103)         (71)      (534)    (63)     (288)      (230)        (32)       (1)
                             ---------      --------    -------   -------  -------    -------    ------     ------
Increase (decrease) in net
 assets derived from
 Investor Class transactions       154          399      1,621   1,095        (37)      715          32        76
Increase (decrease) in net   ---------      --------    -------   -------  -------    -------    ------     ------
assets derived from
capital share transactions      21,980      (27,673)   (21,963) (4,877)    (8,565)   (6,485)        780        37
                             ---------      --------    -------   -------  -------    -------    ------     ------
Net increase (decrease) in
 net assets                     33,365      (38,244)   (15,723) (12,737)   (3,437)  (12,943)      2,450    (1,397)
                             ---------      --------    -------   -------  -------    -------    ------     ------
Net assets:
Beginning of period             92,844      131,088     92,135  104,872    54,647    67,590      15,108    16,505
                             ---------      --------    -------   -------  -------    -------    ------     ------
End of period                 $126,209     $ 92,844   $ 76,412 $ 92,135  $ 51,210  $ 54,647    $ 17,558  $ 15,108
                             ---------      --------    -------   -------  -------    -------    ------     ------
                             ---------      --------    -------   -------  -------    -------    ------     ------
Capital share transactions:
Trust Class:
Shares issued                   4,247         2,108        897    1,638       383       538         453       371
                                   --            --         --       --        --        --          --        --
Shares issued in lieu of
 cash distributions                --            --         --       --        --        --          --        --
Shares repurchased              (2,014)      (4,983)    (3,346)  (2,286)   (1,262)   (1,315)      (379)     (378)
Total Trust Class
 transactions                    2,233       (2,875)    (2,449)   (648)    (879)     (777)          74        (7)
Investor Class:
Shares
 issued                             23           45        211     122       21        93            5         6
Shares issued in lieu of cash
 distributions                       2            2         14       2        5         3           1          1
Shares repurchased                 (10)          (8)       (53)     (7)     (29)      (23)         (3)        --
                             ---------      --------    -------   -------  -------    -------    ------     ------
Total Investor Class
 transactions                       15           39        172     117       (3)       73           3          7
                             ---------      --------    -------   -------  -------    -------    ------     ------
Increase (decrease) in
 capital shares                  2,248       (2,836)    (2,277)   (531)    (882)     (704)         77         --
                             ---------      --------    -------   -------  -------    -------    ------     ------

*Commenced operations on January 3, 1994.
   The accompanying notes are an integral part of the financial statements.
60

                                                               DECEMBER 31, 1995

                                                                            LOGO

                                                                         INTERNATIONAL             SMALL                  ASIAN
        BALANCED                  VALUE                GROWTH                EQUITY                 CAP                  TIGERS
          FUND                    FUND                  FUND                  FUND                  FUND                  FUND*
-----------------------------------------------------------------------------------------------------------------------------------
   1995        1994       1995       1994      1995       1994        1995      1994       1995        1994      1995       1994
-----------------------------------------------------------------------------------------------------------------------------------
 $ 2,422   $  1,908   $  3,028   $  1,932    $ 1,166   $  1,484    $    447   $    73   $     37   $     114   $   289   $     67

   3,342        181      3,456      1,592      8,079        296         991       251      2,502      (1,238)     (161)       (62)

   7,291     (3,604)    20,121     (3,886)    14,198     (4,297)      7,172       584      2,930      (2,044)    2,686       (705)
--------   --------   --------   --------   --------   --------    --------   -------   --------     -------   -------   --------
  13,055     (1,515)    26,605       (362)    23,443     (2,517)      8,610       908      5,469      (3,168)    2,814       (700)
--------   --------   --------   --------   --------   --------    --------   -------   --------     -------   -------   --------


  (2,309)    (1,801)    (3,032)    (1,880)    (1,162)    (1,444)       (292)       --        (37)       (111)     (263)       (32)
    (122)       (69)       (31)       (20)       (25)       (16)         (2)       --         --          --        (6)        --

  (1,941)       (40)    (2,748)    (1,062)    (6,782)      (988)     (1,076)      (23)      (303)         --        --        (19)
    (153)        (2)       (31)       (12)      (213)       (18)        (23)       (1)        (7)         --        --         (1)
--------   --------   --------   --------   --------   --------    --------   -------   --------     -------   -------   --------
  (4,525)    (1,912)    (5,842)    (2,974)    (8,182)    (2,466)     (1,393)      (24)      (347)       (111)     (269)       (52)
--------   --------   --------   --------   --------   --------    --------   -------   --------     -------   -------   --------


  24,298     61,650     63,103     25,664     18,301     28,674      46,191    24,699      9,098      10,505    10,886     23,298
      --          1         --          1         --         --          --        --         --          --        --         --
 (54,617)   (44,784)   (13,942)   (15,147)   (37,739)   (39,640)    (17,048)   (7,710)   (21,804)    (29,074)   (8,070)    (4,710)
--------   --------   --------   --------   --------   --------    --------   -------   --------     -------   -------   --------
 (30,319)    16,867     49,161     10,518    (19,438)   (10,966)     29,143    16,989    (12,706)    (18,569)    2,816     18,588
--------   --------   --------   --------   --------   --------    --------   -------   --------     -------   -------   --------

   1,133      2,223        642        526        844        926         586       943        174         194       172        743
     270         71         62         31        237         32          22         1          6          --         6          1
    (746)      (529)      (176)      (226)      (247)      (190)       (266)      (92)       (20)         (6)     (226)       (15)
--------   --------   --------   --------   --------   --------    --------   -------   --------     -------   -------   --------

     657      1,765        528        331        834        768         342       852        160         188       (48)       729
--------   --------   --------   --------   --------   --------    --------   -------   --------     -------   -------   --------
 (29,662)    18,632     49,689     10,849    (18,604)   (10,198)     29,485    17,841    (12,546)    (18,381)    2,768     19,317
--------   --------   --------   --------   --------   --------    --------   -------   --------     -------   -------   --------
 (21,132)    15,205     70,452      7,513     (3,343)   (15,181)     36,702    18,725     (7,424)    (21,660)    5,313     18,565
--------   --------   --------   --------   --------   --------    --------   -------   --------     -------   -------   --------

  74,980     59,775     62,288     54,775     84,240     99,421      42,503    23,778     31,821      53,481    18,565         --
--------   --------   --------   --------   --------   --------    --------   -------   --------     -------   -------   --------
$ 53,848   $ 74,980   $132,740   $ 62,288   $ 80,897   $ 84,240    $ 79,205   $42,503   $ 24,397     $31,821   $23,878   $ 18,565
========   ========   ========   ========   ========   ========    ========   =======   ========     =======   =======   ========

   2,401      6,296      5,673      2,505      1,618      2,785       3,382     1,898        812       1,062     1,131      2,359
      --         --         --         --         --         --          --        --         --          --        --         --
  (5,320)    (4,564)    (1,257)    (1,496)    (3,383)    (3,935)     (1,235)     (583)    (2,192)     (2,981)     (801)      (474)
--------   --------   --------   --------   --------   --------    --------   -------   --------     -------   -------   --------
  (2,919)     1,732      4,416      1,009     (1,765)    (1,150)      2,147     1,315     (1,380)     (1,919)      330      1,885
--------   --------   --------   --------   --------   --------    --------   -------   --------     -------   -------   --------

     111        224         57         51         75         91          43        72         15          20        18         76
      26          7          5          3         21          3           2        --          1          --         1         --
     (73)       (54)       (15)       (22)       (22)       (19)        (20)       (7)        (2)         (1)      (23)        (1)
--------   --------   --------   --------   --------   --------    --------   -------   --------     -------   -------   --------
      64        177         47         32         74         75          25        65         14          19        (4)        75
--------   --------   --------   --------   --------   --------    --------   -------   --------     -------   -------   --------
  (2,855)     1,909      4,463      1,041     (1,691)    (1,075)      2,172     1,380     (1,366)     (1,900)      326      1,960
========   ========   ========   ========   ========   ========    ========   =======   ========     =======   =======   ========

Financial Highlights

For a Share Outstanding Throughout the Period


                               NET ASSET                 REALIZED      DIVIDENDS   DISTRIBUTIONS
                                 VALUE       NET      AND UNREALIZED   FROM NET        FROM
                               BEGINNING  INVESTMENT      GAINS       INVESTMENT      CAPITAL
                               OF PERIOD    INCOME    ON SECURITIES     INCOME         GAINS
------------------------------------------------------------------------------------------------
TREASURY MONEY MARKET FUND
------------------------------------------------------------------------------------------------
 TRUST CLASS
 1995                              $1.00       $0.05           $0.00      $(0.05)          $0.00
 1994                               1.00        0.04            0.00       (0.04)           0.00
 1993(1)                            1.00        0.03            0.00       (0.03)           0.00
 INVESTOR CLASS
 1995                              $1.00       $0.05           $0.00      $(0.05)          $0.00
 1994                               1.00        0.03            0.00       (0.03)           0.00
 1993(2)                            1.00        0.02            0.00       (0.02)           0.00
------------------------------------------------------------------------------------------------
GOVEMMENT MONEY MARKET FUND
------------------------------------------------------------------------------------------------
 TRUST CLASS
 1995                              $1.00       $0.05           $0.00      $(0.05)          $0.00
 1994                               1.00        0.04            0.00       (0.04)           0.00
 1993(1)                            1.00        0.03            0.00       (0.03)           0.00
 INVESTOR CLASS
 1995                              $1.00       $0.05           $0.00      $(0.05)          $0.00
 1994                               1.00        0.04            0.00       (0.04)           0.00
 1993(3)                            1.00        0.02            0.00       (0.02)           0.00
------------------------------------------------------------------------------------------------
MONEY MARKET FUND
------------------------------------------------------------------------------------------------
 TRUST CLASS
 1995                              $1.00       $0.06           $0.00      $(0.06)          $0.00
 1994                               1.00        0.04            0.00       (0.04)           0.00
 1993(1)                            1.00        0.03            0.00       (0.03)           0.00
 INVESTOR CLASS
 1995                              $1.00       $0.05           $0.00      $(0.05)          $0.00
 1994                               1.00        0.04            0.00       (0.04)           0.00
 1993(4)                            1.00        0.02            0.00       (0.02)           0.00
------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                                               DECEMBER 31, 1995



                                                                                       Ratio of Net
                                                                                        Investment
                                                  Ratio of Net    Ratio of Expenses    Income (Loss)
                                       Ratio of   Investment         to Average          to Average
Net Asset               Net Assets     Expenses     Income          Net Assets          Net Assets    Portfolio
Value End     Total       End of      to Average  to Average        (Excluding          (Excluding    Turnover
of Period    Return    Period (000)   Net Assets  Net Assets         Waivers)            Waivers)       Rate
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   $1.00      5.28%       $110,475      0.44%       5.16%             0.59%               5.01%         N/A
    1.00      3.58         111,545      0.45        3.50              0.61                3.34          N/A
    1.00      2.56         108,495      0.47        2.53              0.62                2.38          N/A

   $1.00      5.02%        $ 7,931      0.69%       4.89%             0.84%               4.74%         N/A
    1.00      3.32           3,231      0.70        3.52              0.86                3.36          N/A
    1.00      2.29           1,347      0.75        2.28              5.23**             (2.20)**       N/A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   $1.00      5.59%       $207,615      0.42%       5.45%             0.42%               5.45%         N/A
    1.00      3.89         157,140      0.42        3.81              0.42                3.81          N/A
    1.00      3.00         159,401      0.45        2.92              0.45                2.92          N/A

   $1.00      5.33%        $ 3,002      0.67%       5.18%             0.67%               5.18%         N/A
    1.00      3.63           2,739      0.67        3.62              0.67                3.62          N/A
    1.00      2.78           1,814      0.72        2.69              2.37**              1.04**        N/A
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   $1.00      5.64%       $475,688      0.41%       5.50%             0.56%               5.35%         N/A
    1.00      3.97         460,583      0.41        3.93              0.56                3.78          N/A
    1.00      3.01         367,110      0.46        2.92              0.61                2.77          N/A

   $1.00      5.38%        $ 1,358      0.66%       5.22%             0.81%               5.07%         N/A
    1.00      3.71             605      0.66        4.13              0.81                3.98          N/A
    1.00      2.76             118      0.72        2.69             10.48%              (7.09)         N/A

    The accompanying notes are an integral part of the financial statements.

Financial Highlights

For a Share Outstanding Throughout the Period

                              Net Asset                    Realized  Dividends  Distributions
                                  Value         Net  and Unrealized   from Net        from
                              Beginning  Investment  Gains (Losses) Investment     Capital
                              of Period      Income   on Securities     Income       Gains
---------------------------------------------------------------------------------------------
Tax-Exempt Money Market Fund
Trust Class
1995                             $ 1.00       $0.03          $ 0.00     $(0.03)     $ 0.00
1994                               1.00        0.02            0.00      (0.02)       0.00
1993(1)                            1.00        0.02            0.00      (0.02)       0.00
Investor Class
1995                             $ 1.00       $0.03          $ 0.00     $(0.03)     $ 0.00
1994                               1.00        0.02            0.00      (0.02)       0.00
1993(5)                            1.00        0.01            0.00      (0.01)       0.00
Fixed Income Fund
Trust Class
1995                             $ 9.30       $0.59          $ 1.02     $(0.59)     $ 0.00
1994                              10.23        0.54           (0.93)     (0.54)       0.00
1993(1)                           10.00        0.47            0.50      (0.47)      (0.27)
Investor Class
1995                             $ 9.32       $0.55          $ 1.04     $(0.56)     $ 0.00
1994                              10.24        0.50           (0.90)     (0.52)       0.00
1993(6)                           10.30        0.35            0.23      (0.37)      (0.27)
Intermediate Government
 Fixed Income Fund
Trust Class
1995                             $ 9.33       $0.54          $ 0.73     $(0.54)     $ 0.00
1994                              10.08        0.47           (0.75)     (0.47)       0.00
1993(1)                           10.00        0.41            0.18      (0.41)      (0.10)
Investor Class
1995                             $ 9.32       $0.49          $ 0.76     $(0.52)     $ 0.00
1994                              10.07        0.43           (0.73)     (0.45)       0.00
1993(7)                           10.21        0.28           (0.02)     (0.30)      (0.10)

   The accompanying notes are an integral part of the financial statements.

                                                               DECEMBER 31, 1995

                                                                          [LOGO]

                                                                                                    RATIO OF NET
                                                                                                     INVESTMENT
                                                                 RATIO OF NET   RATIO OF EXPENSES   INCOME (LOSS)
                                                  RATIO OF        INVESTMENT       TO AVERAGE        TO AVERAGE
NET ASSET                      NET ASSETS         EXPENSES          INCOME         NET ASSETS        NET ASSETS      PORTFOLIO
VALUE END        TOTAL           END OF          TO AVERAGE       TO AVERAGE       (EXCLUDING        (EXCLUDING      TURNOVER
OF PERIOD       RETURN         PERIOD (000)      NET ASSETS       NET ASSETS        WAIVERS)          WAIVERS)         RATE
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
 $1.00            3.49%         $167,945            0.41%            3.44%           0.56%              3.29%           N/A
  1.00            2.50           161,054            0.43             2.52            0.59               2.36            N/A
  1.00            1.98           116,000            0.45             1.97            0.60               1.82            N/A

 $1.00            3.24%         $  3,244            0.66%            3.19%           0.81%              3.04%           N/A
  1.00            2.24             4,204            0.68             2.31            0.84               2.15            N/A
  1.00            1.65             1,394            0.74             1.81            4.88**            (2.33)**         N/A
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

$10.32           17.75%         $125,563            0.74%            5.97%           0.84%              5.87%            59%
  9.30           (3.82)           92,402            0.72             5.45            0.82               5.35            126%
 10.23            9.92           131,002            0.77             4.60            0.87               4.50            163

$10.35           17.40%*        $    646            0.99%            5.72%           1.09%              5.62%            59%
  9.32           (3.97)*             442            0.98             5.38            1.08               5.28            126
 10.24            7.44*               86            1.06             4.08           42.44**           (37.30)**         163
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

$10.06           13.86%         $ 73,466            0.73%            5.48%           0.83%              5.38%           115%
  9.33           (2.78)           91,002            0.74             4.88            0.84               4.78            124
 10.08            6.04           104,826            0.76             4.15            0.86               4.05             81

$10.05           13.59%*        $  2,946            0.98%            5.18%           1.08%              5.08%           115%
  9.32           (3.03)*           1,133            1.02             5.05            1.12               4.95            124
 10.07            3.42*               46            1.04             3.85           77.08**           (72.19)**          81
-----------------------------------------------------------------------------------------------------------------------------


   The accompanying notes are an integral part of the financial statements.

                                                               DECEMBER 31, 1995

                                                                          [LOGO]


Financial Highlights

For a Share Outstanding Throughout the Period


                                     NET ASSET                           REALIZED        DIVIDENDS        DISTRIBUTIONS
                                       VALUE             NET          AND UNREALIZED      FROM NET            FROM
                                     BEGINNING        INVESTMENT      GAINS (LOSSES)     INVESTMENT          CAPITAL
                                     OF PERIOD          INCOME        ON SECURITIES        INCOME             GAINS
-------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT FIXED INCOME FUND
-------------------------------------------------------------------------------------------------------------------------
 TRUST CLASS
 1995                                  $ 9.26            $0.48            $ 0.94           $(O.48)           $ 0.00
 1994                                   10.23             0.44             (0.94)           (0.44)            (0.03)
 1993(1)                                10.00             0.42              0.42            (0.42)            (0.19)
 INVESTOR CLASS
 1995                                  $ 9.24            $0.43            $ 0.97           $(O.46)           $ 0.00
 1994                                   10.22             0.40             (0.93)           (0.42)            (0.03)
 1993(8)                                10.29             0.32              0.14            (0.34)            (0.19)

-------------------------------------------------------------------------------------------------------------------------
GLOBAL FIXED INCOME FUND
-------------------------------------------------------------------------------------------------------------------------

 TRUST CLASS
 1995                                  $ 9.54            $0.62            $ 1.38           $(O.96)           $ 0.00
 1994                                   10.43             0.56             (0.72)           (0.55)            (0.18)
 1993(9)                                10.00             0.54              0.94            (0.64)            (0.41)
 INVESTOR CLASS
 1995                                  $ 9.53            $0.52            $ 1.45           $(O.94)           $ 0.00
 1994                                   10.42             0.46             (0.64)           (0.53)            (0.18)
 1993(10)                               10.88             0.40              0.12            (0.57)            (0.41)

-------------------------------------------------------------------------------------------------------------------------
BALANCED FUND
-------------------------------------------------------------------------------------------------------------------------
 TRUST CLASS
 1995                                  $ 9.53            $0.39            $ 1.65           $(O.39)           $(0.43)
 1994                                   10.04             0.30             (0.50)           (0.30)            (0.01)
 1993(1)                                10.00             0.29              0.39            (0.29)            (0.35)
 INVESTOR CLASS
 1995                                  $ 9.53            $0.34            $ 1.67           $(O.36)           $(0.43)
 1994                                   10.03             0.27             (0.49)           (O.27)            (0.01)
 1993(11)                               10.28             0.20              0.12            (0.22)            (0.35)
-------------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of the financial statements.

                                                               DECEMBER 31, 1995

                                                                          [LOGO]

                                                                                                    RATIO OF NET
                                                                                                     INVESTMENT
                                                                 RATIO OF NET   RATIO OF EXPENSES   INCOME (LOSS)
                                                  RATIO OF        INVESTMENT       TO AVERAGE        TO AVERAGE
NET ASSET                      NET ASSETS         EXPENSES          INCOME         NET ASSETS        NET ASSETS      PORTFOLIO
VALUE END        TOTAL           END OF          TO AVERAGE       TO AVERAGE       (EXCLUDING        (EXCLUDING      TURNOVER
OF PERIOD       RETURN         PERIOD (000)      NET ASSETS       NET ASSETS        WAIVERS)          (WAIVERS)        RATE
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
$10.20           15.67%         $ 50,079            0.75%            4.84%           0.87%              4.72%          129%
  9.26           (4.93)           53,588            0.71             4.54            0.84               4.41           146
 10.23            8.64            67,162            0.75             4.17            0.85               4.07           149

$10.18           15.43%*        $  1,131            1.00%            4.59%           1.12%              4.47%          129%
  9.24           (5.27)*           1,059            0.97             4.35            1.10               4.22           146
 10.22            5.73*              428            1.05             3.88           11.86**            (6.93)**        149
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
$10.58           20.99%          $17,433            1.10%            5.86%           1.16%              5.80%          105%
  9.54           (1.47)           15,021            1.16             5.09            1.22               5.03           138
 10.43           16.33            16,488            1.21             5.95            1.21               5.95           146

$10.56           20.68%*         $   125            1.35%            5.57%           1.41%              5.51%          105%
  9.53           (1.71)*              87            1.41             5.03            7.54              (1.10)          138
 10.42            6.61 *              17            1.56             5.85          319.45**          (312.04)**        146
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
$10.75           21.85%          $49,899            0.92%            3.74%           0.92%              3.74%           85%
  9.53           (2.11)           72,086            0.94             3.11            0.94               3.11            85
 10.04            7.09            58,510            0.97             2.88            0.97               2.88           126

$10.75           21.52%*         $ 3,949            1.22%            3.36%           1.22%              3.36%           85%
  9.53           (2.29)*           2,894            1.24             2.86            1.34               2.76            85
 10.03            4.07*            1,265            1.30             2.30            5.06**            (1.46)**        126
------------------------------------------------------------------------------------------------------------------------------


   The accompanying notes are an integral part of the financial statements.

Financial Highlights

For a Share Outstanding Throughout the Period


                             NET ASSET      NET         REALIZED        DIVIDENDS   DISTRIBUTIONS
                               VALUE    INVESTMENT   AND UNREALIZED    FROM NET         FROM
                             BEGINNING     INCOME     GAINS (LOSSES)   INVESTMENT      CAPITAL
                              OF PERIOD     (LOSS)      ON SECURITIES      INCOME       GAINS
-------------------------------------------------------------------------------------------------
VALUE FUND
-------------------------------------------------------------------------------------------------
 TRUST CLASS
 1995                           $ 9.79      $ 0.34           $ 2.74       $(0.35)         $(0.26)
 1994                            10.30        0.35            (0.35)       (0.34)          (0.17)
 1993(1)                         10.00        0.28             0.38        (0.28)          (0.08)
 INVESTOR CLASS
 1995                           $ 9.80      $ 0.32           $ 2.74       $(0.32)         $(0.26)
 1994                            10.30        0.31            (0.33)       (0.31)          (0.17)
 1993(12)                        10.41        0.21            (0.03)       (0.21)          (0.08)
-------------------------------------------------------------------------------------------------
GROWTH FUND
-------------------------------------------------------------------------------------------------
 TRUST CLASS
 1995                           $ 9.73      $ 0.16           $ 2.88       $(O.16)         $(1.00)
 1994                            10.21        0.16            (0.36)       (0.16)          (0.12)
 1993(1)                         10.00        0.17             0.33        (0.17)          (0.12)
 INVESTOR CLASS
 1995                           $ 9.74      $ 0.12           $ 2.89       $(O.13)         $(1.00)
 1994                            10.23        0.13            (0.37)       (0.13)          (0.12)
 1993(13)                        10.44        0.10            (0.08)       (0.11)          (0.12)
-------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------------------------
 TRUST CLASS
 1995                           $13.00      $ 0.07           $ 1.75       $(0.06)         $(0.20)
 1994                            12.59        0.02             0.40         0.00           (0.01)
 1993(1)                         10.00        0.00             2.63         0.00           (0,04)
 INVESTOR CLASS
 1995                           $12.96      $ 0.05           $ 1.73       $(0.02)         $(0.20)
 1994                            12.58        0.02             0.37         0.00           (0.01)
 1993(14)                        10.93       (0.01)            1.70         0.00           (0.04)
-------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                                               DECEMBER 31, 1995

                                                                                   RATIO OF NET
                                                                                    INVESTMENT
                                                 RATIO OF NET   RATIO OF EXPENSES  INCOME (LOSS)
                                      RATIO OF    INVESTMENT       TO AVERAGE       TO AVERAGE
NET ASSET              NET ASSETS     EXPENSES   INCOME (LOSS)     NET ASSETS       NET ASSETS     PORTFOLIO
VALUE END   TOTAL       END OF       TO AVERAGE   TO AVERAGE       (EXCLUDING       (EXCLUDING     TURNOVER
OF PERIOD   RETURN     PERIOD (000)  NET ASSETS   NET ASSETS       WAIVERS)         WAIVERS)         RATE
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
 $12.26       32.02%    $131,243        1.05%        3.07%             1.05%           3.07%            37%
   9.79        0.00       61,557        1.06         3.45              1.06            3.45             38
  10.30        6.73       54,340        1.10         2.85              1.10            2.85             40

 $12.28       31.72%*    $ 1,497        1.33%        2.79%             1.33%           2.79%            37%
   9.80       (0.21)*        731        1.37         3.13              1.37            3.13             38
  10.30        1.95*         435        1.48         2.51              8.99**         (5.00)**          40
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
 $11.61       31.60%    $ 78,216        1.02%        1.37%             1.02%           1.37%            71%
   9.73       (2.05)      82,710        1.02         1.58              1.03            1.57             68
  10.21        5.07       98,581        1.06         1.70              1.07            1.69             82

 $11.62       31.29%*     $2,681        1.31%        1.10%             1.31%           1.10%            71%
   9.74       (2.42)*      1,530        1.33         1.30              1.33            1.30             68
  10.23       (0.23)*        840        1.43         1.24              6.55**         (3.88)**          82
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
 $14.56       14.03%    $ 77,519        1.38%        0.70%             1.38%           0.70%            11%
  13.00        3.32       41,324        1.43         0.21              1.46            0.18              6
  12.59       26.55       23,457        1.64         0.03              1.64            0.03             13

 $14.52       13.79%*     $1,686        1.68%        0.42%             1.68%           0.42%            11%
  12.96        3.08*       1,179        1.73         0.03              2.22           (0.46)             6
  12.58       23.52*         321        1.92        (0.38)            20.12**        (18.58)**          13
------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

Financial Highlights

For a Share Outstanding Throughout the Period

                     NET ASSET                     REALIZED       DIVIDENDS    DISTRIBUTIONS
                       VALUE          NET       AND UNREALIZED    FROM NET         FROM
                     BEGINNING    INVESTMENT    GAINS (LOSSES)   INVESTMENT       CAPITAL
                     OF PERIOD   INCOME (LOSS)   ON SECURITIES     INCOME          GAINS
--------------------------------------------------------------------------------------------
SMALL CAP FUND
--------------------------------------------------------------------------------------------
 TRUST CLASS
 1995                   $ 9.57        $ 0.02           $ 3.05       $(0.02)         $(0.16)
 1994                    10.24          0.03            (0.67)       (0.03)           0.00
 1993(1)                 10.00          0.04             0.24        (0.04)           0.00
 INVESTOR CLASS
 1995                   $ 9.58        $(0.01)          $ 3.05       $ 0.00          $(0.16)
 1994                    10.25          0.00            (0.67)        0.00            0.00
 1993(15)                 9.51          0.00             0.75        (0.01)           0.00
--------------------------------------------------------------------------------------------
ASIAN TIGERS FUND
--------------------------------------------------------------------------------------------
 TRUST CLASS
 1995                   $ 9.47        $ 0.12           $ 0.98       $(0.12)         $ 0.00
 1994(16)                10.00          0.03            (0.53)       (0.02)          (0.01)
 INVESTOR CLASS
 1995                   $ 9.47        $ 0.11           $ 0.95       $(0.09)         $ 0.00
 1994(17)                10.00          0.01            (0.53)        0.00           (0.01)
--------------------------------------------------------------------------------------------

   *Sales load is not included in total return.
  **Ratios are high relative to subsequent years as a result of the low initial asset levels during the Investor Classes' initial year of operations.
1. Commenced operations on January 4, 1993. All ratios and total returns for the period have been annualized.
2. Commenced operations on March 25, 1993. All ratios and total returns for the period have been annualized.
3. Commenced operations on April 22, 1993. All ratios and total returns for the period have been annualized.
4. Commenced operations on March 31, 1993. All ratios and total returns for the period have been annualized.
5. Commenced operations on April 13, 1993. All ratios and total returns for the period have been annualized.
6. Commenced operations on March 12, 1993. All ratios and total returns for the period have been annualized.
7. Commenced operations on April 12, 1993. All ratios and total returns for the period have been annualized.
8. Commenced operations on March 9, 1993. All ratios and total returns for the period have been annualized.
9. Commenced operations on February 7, 1993. All ratios and total returns for the period have been annualized.

                                                                                    DECEMBER 31, 1995

                                                                                     [REMBRANDT LOGO]



                                                                                        Ratio of Net
                                                                                         Investment
                                                     Ratio of Net   Ratio of Expenses   Income (Loss)
                                         Ratio of     Investment        to Average       to Average
Net Asset                  Net Assets    Expenses    Income (Loss)      Net Assets       Net Assets    Portfolio
Value End       Total        End of     to Average    to Average        (Excluding       (Excluding    Turnover
of Period      Return     Period (000)  Net Assets    Net Assets         Waivers)         Waivers)       Rate
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
 $12.46        32.13%       $23,844         1.10%        0.18%             1.10%            0.18%       142%
   9.57        (6.27)        31,527         1.06         0.27              1.06             0.27         43
  10.24         2.82         53,357         1.09         0.40              1.10             0.39         27

 $12.46        31.73%*      $   553         1.39%       (0.08)%            1.39%           (0.08)%      142%
   9.58        (6.54)*          294         1.38         0.02              1.38             0.02         43
  10.25        10.55*           124         1.57        (0.10)            33.84**         (32.37)**      27
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
 $10.45        11.61%       $23,145         1.52%        1.38%             1.60%            1.30%        28%
   9.47        (5.07)        17,860         1.60         0.45              1.71             0.34         13

 $10.44        11.18%*      $   733         1.81%        1.05%             1.88%            0.98%        28%
   9.47        (5.37)*          705         1.90         0.15              2.75**          (0.70)**      13
--------------------------------------------------------------------------------------------------------------------------------
10. Commenced operations on April 26, 1993.  All ratios and total returns for the period have been annualized.
11. Commenced operations on March 9, 1993.  All ratios and total returns for the period have been annualized.
12. Commenced operations on March 26, 1993.  All ratios and total returns for the period have been annualized.
13. Commenced operations on March 8, 1993.  All ratios and total returns for the period have been annualized.
14. Commenced operations on April 12, 1993.  All ratios and total returns for the period have been annualized.
15. Commenced operations on April 12, 1993.  All ratios and total returns for the period have been annualized.
16. Commenced operations on January 3, 1994.  All ratios and total returns for the period have been annualized.
17. Commenced operations on January 12, 1994.  All ratios and total returns for the period have been annualized.

          The accompanying notes are an integral part of the financial statements.

                                                                              71

NOTES TO FINANCIAL STATEMENTS
1. Organization

Rembrandt Funds/r/ (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated September 17, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 17 funds: Treasury Money Market Fund, Government Money Market Fund, Money Market Fund (formerly the Taxable Money Market Fund), Tax-Exempt Money Market Fund (collectively "the Money Market Funds''), Fixed Income Fund (formerly the Taxable Fixed Income Fund), Intermediate Government Fixed Income Fund (formerly the Short/Intermediate Government Fixed Income Fund), Tax-Exempt Fixed Income Fund, Global Fixed Income Fund, Limited Volatility Fixed Income Fund (collectively "the Fixed Income Funds''), Balanced Fund, Value Fund, Growth Fund, International Equity Fund, Small Cap Fund, TransEurope Fund, Latin America Equity Fund and Asian Tigers Fund (collectively "the Equity Funds''). The Limited Volatility Fixed Income Fund, Latin America Equity Fund and TransEurope Fund have not yet commenced operations as of December 31, 1995. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Trust is registered to offer two classes of shares: Trust Class and Investor Class.


2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds.

Security Valuation--Investments in equity securities which are traded on a national securities exchange (or reported on NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with 60 days or less until maturity may be valued at their amortized cost. Foreign securities in the Global Fixed Income Fund, Asian Tigers Fund, and International Equity Fund are valued based upon quotations from the primary market in which they are traded.

Investment securities held by the Money Market Funds are stated at amortized cost which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the maturity of the security and is included in interest income.

Federal Income Taxes--It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes are required in the accompanying financial statements.

Security Transactions and Related Income--Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding periods. Purchase discounts and premiums on securities held by the Equity and Fixed Income Funds are accreted and amortized to maturity using the interest method, which approximates the effective interest method.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 1995
                                                                [REMBRANDT LOGO]

Repurchase Agreements--Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Net Asset Value Per Share--The net asset value per share of each Fund is calculated on each business day. In general, it is computed by dividing the assets of each Fund, less its liabilities, by the number of outstanding shares of the Fund.

Foreign Currency Transactions--With respect to the Global Fixed Income Fund, Asian Tigers Fund, and International Equity Fund (the "International Funds"), the books and records are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

     (I) market value of investment securities, assets and liabilities at the current rate of exchange; and

     (II) purchases and sales of investment securities, income, and expenses at the relevent rates of exchange prevailing on the respective dates of such transactions.

The International Funds do not isolate that portion of gains and losses on investments in equity securities which is due to changes in the foreign exchange rates from that which is due to change in market prices of equity securities.

The International Funds report certain foreign currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts--The Global Fixed Income Fund enters into forward foreign currency contracts as hedges against fund positions. The aggregate principal amounts of the contracts are not recorded as the Fund intends to settle the contracts prior to delivery. All commitments are "marked-to-market" daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains or losses at the time the forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for Federal income tax purposes.

Maturity Dates--Certain variable rate and floating rate securities of the Funds are subject to "maturity shortening" devices such as put or demand features. Under Rule 2a-7 of the Investment Company Act of 1940, as amended, these securities are deemed to have maturities shorter than the ultimate maturity dates. Accordingly, the maturity dates reflected in the Statements of Net Assets are the shorter of the effective put/demand date or the ultimate maturity date.

Classes--Class-specific expenses are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

Other--Distributions from net investment income for the Equity and Fixed Income Funds are paid to shareholders on a periodic basis. Distributions from net investment income for the Money Market Funds are distributed to shareholders daily. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts

--------------------------------------------------------------------------------

Notes to Financial Statements


recorded under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital in the period that the difference arises.


3. Administration and Distribution Agreements

The Trust and SEI Financial Management Corporation (the "Administrator") have entered into an administration agreement. Under the terms of the Administration Agreement (the "Administration Agreement''), the "Administrator" is entitled to a fee calculated daily and paid monthly at an annual rate of .15% of the average daily net assets of each Fund.

The Trust and Rembrandt Financial Services Company (the "Distributor"), a wholly owned subsidiary of SEI Financial Services Company, have entered into a distribution agreement. The Distributor receives no fees for its distribution services under this agreement for Trust Class shares of any Fund. The Distributor is entitled to a fee of .25% of the average daily net assets of the Investor Class shares of the Fixed Income and Money Market Funds and, through October 24, 1995, .30% of the average daily net assets of the Investor Class shares of the Equity Funds as compensation for its services. Since October 24, 1995, the distributor is entitled to a fee of .25% of the average daily net assets of the Investor Class shares of each Fund.


4. Organizational Costs and Transactions with Affiliates

Organizational costs have been capitalized by the Funds and are being amortized over 60 months commencing with operations. In the event any of the initial shares are redeemed by any holder thereof during the period that the Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption. These costs include legal fees of approximately $53,000 for organizational work performed by a law firm of which an officer of the Trust is a partner.

Certain officers of the Trust are also officers of the Administrator and/or Distributor. Such officers are paid no fees by the Trust for serving in their roles as officers of the Trust.

During the period ended December 31, 1994, ABN AMRO North America, Inc., an affiliate of the Advisor, purchased securities from the Money Market Fund and Government Money Market Fund for $30,000,000 and $15,000,000, respectively, which represented the amortized cost and carrying value of the securities. The securities' aggregate market values were $28,600,000 and $14,300,000, respectively, at the time of purchase. In connection with these transactions the Funds recorded realized losses on the sales of these securities in their statements of operations along with an offsetting capital contribution from the affiliate. These transactions did not change the net asset value of either Fund.


5. Investment Advisory Agreement

The Trust has entered into an investment advisory agreement with LaSalle Street Capital Management, Ltd. (the "Advisor''), under which the Advisor is entitled to an annual fee equal to .60% of the average daily net assets of each of the Fixed Income, Intermediate Government Fixed Income, Limited Volatility Fixed Income and Tax-Exempt Fixed Income Funds; .80% of the average daily net assets of the Global Fixed Income, Value, Growth, and Small Cap Funds; 1.00% of the

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 1995
                                                                [REMBRANDT LOGO]

average daily net assets of the International Equity, TransEurope, Latin America Equity and Asian Tigers Funds; 70% of the average daily net assets of the Balanced Fund; 35% of the average daily net assets of the Treasury Money Market, Money Market, and Tax-Exempt Money Market Funds, and .20% of the average daily net assets of the Government Money Market Fund. The Advisor has voluntarily agreed for an indefinite period of time, to waive a portion of its fee in an amount equal to .10% of the average daily net assets of each of the Fixed Income Funds, except the Global Fixed Income Fund. The Advisor has also voluntarily agreed for an indefinite period of time, to waive a portion of its fee in an amount equal to .15% of the average daily net assets of each of the money Market Funds, except the Government Money Market Fund.

ABN AMRO-NSM International Funds Management B.V. has entered into a sub-advisory agreement with the Advisor and serves as Sub-Advisor to the International Funds. Sub-Advisory fees are paid by the Advisor.


6. Investment Transactions

The cost of security purchases and the proceeds from the sale of securities including U.S. Government securities, other than temporary cash investments, during the period ended December 31, 1995 were as follows:

                           Purchases    Sales
                             (000)      (000)
                           ---------    -----
Fixed Income                 $98,106   $61,520
Intermediate Government
Fixed Income                  81,023    81,055
Tax-Exempt Fixed Income       62,732    68,892
Global Fixed Income           15,087    15,401
Balanced                      49,080    80,105
Value                         78,071    34,271
Growth                        58,095    81,502
International Equity          35,123     6,532
Small Cap                     28,227    41,211
Asian Tigers                   9,226     5,377


At December 31 , 1995, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on investments at December 31, 1995, for each Fixed Income and Equity Fund is as follows:

                                                        Net
                        Appreciated   Depreciated    Unrealized
                         Securities    Securities   Appreciation
                           (000)         (000)         (000)
                        ------------   -----------   -----------
Fixed Income                $ 5,898        $   47        $ 5,851
Intermediate
Government
Fixed Income                  1,073           144            929
Tax-Exempt Fixed
Income                        2,327             5          2,322
Global Fixed
Income                        1,040            92            948
Balanced                      5,929           522          5,407
Value                        18,468         2,125         16,343
Growth                       12,707         2,747          9,960
International Equity         12,209         1,611         10,598
Small Cap                     4,205           764          3,441
Asian Tigers                  2,925           944          1,981

--------------------------------------------------------------------------------

Notes to Financial Statements


At December 31, 1995 the following Funds had available realized capital losses to offset future net capital gains through fiscal year ended:

                                         2002    2003
                                         (000)   (000)
                                         -----   -----

Government Money Market                 $    2   $ --
Tax-Exempt Money Market                     10      2
Fixed Income                             3,923     --
Intermediate Government Fixed Income     1,919    447
Tax-Exempt Fixed Income                  2,215    307
Global Fixed Income                        392     --
Asian Tigers                                --    142


The market value of the Fixed Income Funds' investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.


7. Forward Foreign Currency Contracts

The Global Fixed Income Fund enters into forward foreign currency exchange contracts as hedges against portfolio positions. Such contracts, which protect the value of the Fund's investment securities against a decline in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities. They simply establish an exchange rate at a future date. Also, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase.

The following forward foreign currency contract was outstanding at December 31, 1995:

Global Fixed Income Fund:
                                                 In           Net
                                  Contract     Exchange    Unrealized
                    Settlement   to Deliver      For      Depreciation
                      Date          (000)       (000)        (000)
                    ----------   ----------    ---------  -------------
Foreign Currency
Sale:                 03/14/96   ES 91,800      DM 1,064    $(6)
------------
DM  German Mark
ES  Spanish Peseta

8. Shareholder Voting Results (Unaudited)

On September 11, 1995 there was a special meeting of shareholders of the Global Fixed Income Fund to approve the elimination of the fundamental investment limitation concerning diversification to permit increased investments in the securities of any single issuer. The following were the results of the vote:

For.....................................  1,291,064
Against.................................    277,665
Abstain.................................          0


There were no other proposals voted upon at such meeting.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 1995
                                                                [REMBRANDT LOGO]
Report of Independent Auditors

Trustees and Shareholders:
Rembrandt Funds(R)

We have audited the accompanying statements of net assets of the Treasury Money Market Fund, Government Money Market Fund, Money Market Fund, Tax-Exempt Money Market Fund, Fixed Income Fund, Intermediate Government Fixed Income Fund, Tax-Exempt Fixed Income Fund, Value Fund, Growth Fund, International Equity Fund, and Small Cap Fund and the schedules of investments and statements of assets and liabilities of the Global Fixed Income Fund, Balanced Fund, and Asian Tigers Fund of Rembrandt Funds(R), which includes the Trust and Investor classes (the "Trust"), as of December 31, 1995, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods presented herein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the Trust's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Treasury Money Market Fund, Government Money Market Fund, Money Market Fund, Tax-Exempt Money Market Fund, Fixed Income Fund, Intermediate Government Fixed Income Fund, Tax-Exempt Fixed Income Fund, Global Fixed Income Fund, Balanced Fund, Value Fund, Growth Fund, International Equity Fund, Small Cap Fund, and Asian Tigers Fund at December 31, 1995, the results of their operations, the changes in their net assets and the financial highlights for each of the periods presented herein, in conformity with generally accepted accounting principles.

                                                     Ernst & Young LLP

Philadelphia, Pennsylvania
January 26, 1996

-------------------------------------------------------------------------------

                                                               DECEMBER 31, 1995

Notice to Shareholders (Unaudited)

For shareholders that do not have a December 31, 1995 taxable year end, this notice is for informational purposes only. For shareholders with a December 31, 1995 taxable year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended December 31, 1995 the funds of the Rembrandt Funds(R) are designating long term capital gains and qualifying dividend income with regard to distributions paid during the year as follows:


                                           (A)              (B)
                                        Long Term        Ordinary
                                       Capital Gains      Income            Total
                                       Distributions   Distributions     Distributions
Fund                                     (Tax Basis)    (Tax Basis)       (Tax Basis)
------                                  ------------   -------------   ----------------
Treasury Money Market                            0%              100%            100%
Government Money Market                          0%              100%            100%
Money Market                                     0%              100%            100%
Tax-Exempt Money Market                          0%              100%            100%
Fixed Income                                     0%              100%            100%
Intermediate Government Fixed Income             0%              100%            100%
Tax-Exempt Fixed Income                          0%              100%            100%
Global Fixed Income                              0%              100%            100%
Balanced                                        17%               83%            100%
Value                                           22%               78%            100%
Growth                                          39%               61%            100%
International Equity                            70%               30%            100%
Small Cap                                       43%               57%            100%
Asian Tigers                                     0%              100%            100%
                                                 (C)         (D)            (E)
                                             Qualifying     Tax Exempt      Foreign
Fund                                         Dividends(1)   Interest        Tax Credit
------                                       ---------      ------------    ------------
Treasury Money Market                            0%                0%              0%
Government Money Market                          0%                0%              0%
Money Market                                     0%                0%              0%
Tax-Exempt Money Market                          0%               97%              0%
Fixed Income                                     0%                0%              0%
Intermediate Government Fixed Income             0%                0%              0%
Tax-Exempt Fixed Income                          0%               99%              0%
Global Fixed Income                              0%                0%              0%
Balanced                                        18%                0%              0%
Value                                           64%                0%              0%
Growth                                          21%                0%              0%
International Equity                             0%                0%             25%(2)
Small Cap                                        5%                0%              0%
Asian Tigers                                     0%                0%             11%(3)

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.
(2)  Trust Class shareholders. 50% for Investor Class shareholders.
(3)  Trust Class shareholders. 14% for Investor Class shareholders.
*    Items (A) and (B) are based on the percentage of each fund's total distribution.
**   Item (C) is based on the percentage of ordinary income of each fund.
***  Item (D) is based on the percentage of gross income of each fund.

--------------------------------------------------------------------------------

                                     Notes









--------------------------------------------------------------------------------

                                     Notes





--------------------------------------------------------------------------------

                               REMBRANDT FUNDS(R)
                           PART C:  OTHER INFORMATION
                         Post Effective Amendment No. 9

Item 24.  Financial Statements and Exhibits:

(a)  Financial Statements
     Part A--Prospectus:
     Part B--Statement of Additional Information:
     Financial Statements for the fiscal year ended December 31, 1995
                Statement of Net Assets
                Schedule of Investments
                Statement of Assets and Liabilities
                Statement of Operations
                Statement of Changes in Net Assets
                Financial Highlights
                Notes to Financial Statements

(b)  Additional Exhibits

     1(a)       Agreement and Declaration of Trust and Amendment thereto are incorporated herein by reference to Exhibit 1 to Registrant's
                Registration Statement on Form N-1A (File No. 33-52784), filed with the Securities and Exchange Commission on October 2, 1992.
     1(b)       Amendment dated October 20, 1992 to Registrant's Agreement and
                Declaration of Trust is incorporated herein by reference to
                Exhibit 1(b) to Pre-Effective Amendment No. 1 to Registrant's
                Registration Statement on Form N-1A (File No. 33-52784), filed with the Securities and Exchange Commission on December 3, 1992.
     2          Registrant's By-Laws are incorporated herein by reference to
                Exhibit 2 to Registrant's Registration Statement on Form N-1A
                (File No. 33-52784) filed with the Securities and Exchange
                Commission on October 2, 1992.
     3          Not applicable
     4          Not applicable
     5(a)       Form of Administration Agreement incorporated herein by
                reference to Exhibit 5(a) to Pre-Effective Amendment No. 1 to
                Registrant's Registration Statement on Form N-1A (File No. 33-
                52784), filed with the Securities and Exchange Commission on December 3, 1992.
     5(b)       Form of Investment Advisory Agreement with LaSalle Street
                Capital Management, Ltd. incorporated herein by reference to
                Exhibit 5(b) to Pre-Effective Amendment No. 1 to Registrant's
                Registration Statement on Form N-1A (File No. 33-52784), filed with the Securities and Exchange Commission on December 3, 1992.

     5(b)(1) Form of Schedule to the Investment Advisory Agreement between Rembrandt Funds(R) and LaSalle Street Capital Management Ltd. incorporated herein by reference to Exhibit 5(b)(1) to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (File No. 33-52784), filed with the Securities and Exchange Commission on January 13, 1995.
     5(c) Form of Investment Sub-Advisory Agreement incorporated herein by reference to Exhibit 5(c) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-52784), filed with the Securities and Exchange Commission on December 3, 1992.
     5(c)(1) Form of Investment Sub-Advisory Agreement between LaSalle Street Capital Management, Ltd., on behalf of the Registrant, and ABN AMRO-NSM International Funds Management B.V. incorporated herein by reference to Exhibit 5(c)(1) to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (File No. 33-52784), filed with the Securities and Exchange Commission on January 13, 1995.
     6 Form of Distribution Agreement incorporated herein by reference to Exhibit 6 to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-52784), filed with the Securities and Exchange Commission on December 3, 1992.

     7          Not applicable
     8(a)       Form of Custodian Agreement incorporated herein by reference to
                Exhibit 8(a) to Pre-Effective Amendment No. 1 to Registrant's
                Registration Statement on Form N-1A (File No. 33-52784), filed with the Securities and Exchange Commission on December 3, 1992.
     8(a)(1)    Sub-Custodian Agreement between CoreStates Bank, N.A. and
                Barclays Bank PLC incorporated herein by reference to Exhibit
                8(a)(1) to Post-Effective Amendment No. 6 to Registrant's
                Registration Statement on Form N-1A (File No. 33-52784), filed with the Securities and Exchange Commission on January 13, 1995.
     8(b)       Form of Transfer Agent Agreement incorporated herein by
                reference to Exhibit 8(b) to Pre-Effective Amendment No. 1 to
                Registrant's Registration Statement on Form N-1A (File No. 33-
                52784), filed with the Securities and Exchange Commission on
                December 3, 1992.
     8(c)       Form of Transfer Agency Agreement between the Registrant and
                Supervised Service Company incorporated herein by reference to
                Exhibit 8(c) to Post-Effective Amendment No. 4 to Registrant's
                Registration Statement on Form N-1A (File No. 33-52784) filed with the Securities and Exchange Commission on April 1, 1994.
     9          Not applicable
     10         Opinion and Consent of Counsel incorporated herein by reference to Exhibit 10 to Post-Effective Amendment No. 2 to Registrant's
                Registration Statement on Form N-1A (File No. 33-52784), filed with the Securities and Exchange Commission on June 30, 1993.
     11(a)      Consent of Independent Public Accountants, filed herewith.
     12         Not applicable
     13         Not applicable
     14         Not applicable
     15         Form of Distribution Plan - Investor Class incorporated herein by reference to Exhibit 15 to Pre-Effective Amendment No. 1 to
                Registrant's Registration Statement on Form N-1A (File No. 33-
                52784), filed with the Securities and Exchange Commission on December 3, 1992.
     16         Performance Quotation Computation incorporated herein by
                reference.

     18 Rule 18f-3 Plan, incorporated herein by reference to Exhibit 18 to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A (File No. 33-52784), filed with the Securities and Exchange Commission on September 26, 1995.
Other Exhibits  Powers of Attorney incorporated herein by reference as filed with Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A (File No. 33-52784), filed with the Securities and Exchange Commission on April 1, 1994.

Item 25.  Persons Controlled by or under Common Control with Registrant:

     See the Prospectuses and the Statement of Additional Information regarding the Trust's control relationships. The Administrator is a subsidiary of SEI Corporation, which also controls other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

Item 26.  Number of Holders of Securities:

     As of February 8, 1996

                                                                Number of
     Title of Class                                          Record Holders
     --------------                                          --------------

Units of beneficial interest, without par value -

TRUST CLASS
     Value Fund..................................................    6
     Growth Fund.................................................    7

                                                          Number of
   Title of Class                                      Record Holders
   --------------                                      --------------

   Small Cap Fund.........................................    7
   International Equity Fund..............................    6
   TransEurope Fund.......................................    1
   Asian Tigers Fund......................................   14
   Fixed Income Fund......................................    6
   Intermediate Government Fixed Income Fund..............    5
   Tax-Exempt Fixed Income Fund...........................    5
   Global Fixed Income Fund...............................    6
   Limited Volatility Fixed Income Fund...................    0
   Money Market Fund......................................    6
   Government Money Market Fund...........................    0
   Treasury Money Market Fund.............................    7
   Tax-Exempt Money Market Fund...........................    6
   Balanced Fund..........................................    7
   Latin America Equity Fund..............................    0

INVESTOR CLASS

   Value Fund.............................................  241
   Growth Fund............................................  428
   Small Cap Fund.........................................   94
   International Equity Fund..............................  301
   TransEurope Fund.......................................    0
   Asian Tigers Fund......................................  196
   Fixed Income Fund......................................   60
   Intermediate Government Fixed Income Fund..............   21
   Tax-Exempt Fixed Income Fund...........................   54
   Global Fixed Income Fund...............................   48
   Limited Volatility Fixed Income........................    2
   Money Market Fund......................................   84
   Government Money Market Fund...........................   15
   Treasury Money Market Fund.............................   12
   Tax Exempt Money Market Fund...........................   44
   Balanced Fund..........................................  460
   Latin America Equity Fund..............................    0

Item 27.  Indemnification:

     Article VIII of the Agreement of Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28. Business and Other Connections of Investment Advisor and Investment Sub-Advisor:

Name and Position            Name of Other                Connection with
with Investment Advisor      Company                      Other Company
---------------------------  ---------------------------  ----------------------
James B. Wynsma              ABN AMRO Executive           Committee Member
Chairman                     Management Committee
                             LaSalle National Trust,      President, CEO,
                             N.A.                         Assistant Secretary &
                                                          Director
                             LaSalle National Corp.       Director
                             LaSalle Bank Lake View       Director
                             ABN AMRO Asset Management    Chairman & Director
                             (USA) Inc.
                             ABN AMRO Investment          Director
                             Services, Inc.


Antony Edgar                 LaSalle National Trust,      Senior Vice President
President                    N.A.                         & Director
Chief Executive Officer,     ABN AMRO Asset Management    President & Director
Chief Investment Officer,    (USA), Inc.
 and Director


Robert K. Quinn              ABN AMRO North America,      Senior Vice President,
Secretary, Director          Inc.                         General Counsel &
                                                          Secretary
                                                          Secretary
                             ABN AMRO Asset Management
                             (USA) Inc.                   Secretary
                             ABN AMRO Credit Corp.        Secretary
                             ABN AMRO Investment
                             Services, Inc.               Secretary, Director
                             ABN AMRO Mortgage
                             Corporation                  Secretary
                             ABN AMRO North America
                             Finance Inc.                 Secretary
                             ABN AMRO Resource
                             Management, Inc.




                             ABN AMRO Treasury &          Secretary
                             Capital Markets Services
                             Inc.

                             Cragin American Assurance    Secretary
                             Company
                             Cragin Financial Corp.       Secretary, Director
                             Cragin Safety Deposit        Secretary, Director
                             Vault Company
                             Cragin Service Corporation   Secretary
                             Cragin Service Development   Secretary
                             Corporation
                             CRA-FED, Inc.                Secretary, Director
                             ENB Realty Company,, Inc.    Secretary, Director
                             Iowa County Wisconsin Corp.  Secretary, Director
                             LaSalle Bank DuPage          Secretary
                             LaSalle Chicago Leasing      Secretary, Director
                             Corp.
                             LaSalle Community            Secretary, Director
                             Bancorporation, Inc.
                             LaSalle Cragin Bank, F.S.B.  Director
                             LaSalle Management           Secretary
                             Company, Inc.
                             LaSalle National Bancorp,    Director, Secretary
                             Inc.
                             LaSalle National Bank        Senior Vice President,
                                                          General Counsel, &
                                                          Secretary

Name and Position            Name of Other                Connection with
with Investment Advisor      Company                      Other Company
-----------------------      -------------                ---------------
                             LaSalle National Corp.       Senior Vice President,
                                                          General Counsel,
                                                          Secretary
                             LaSalle National Safe        Secretary, Director
                             Deposit Corp.
                             LaSalle National Trust,      Senior Vice President,
                             N.A.
                                                          General Counsel,
                                                          Secretary, & Director
                             LaSalle Talman Bank, F.S.B.  Director
                             Lease Plan North America     Secretary, Director
                             Inc.
                             Lisle Corporation            Secretary, Director
                             Monroe Corporation of        Secretary, Director
                             Delaware
                             Netherlands Trading          Secretary
                             Society East, Inc.
                             River Oaks Bancorp, Inc.     Secretary
                             Rob-Wal Investment Co.       Secretary
                             Stock Yards Safety Deposit   Secretary, Director
                             Co.
                             Union Realty Mortgage        Secretary
                             Company, Inc.

Daniel J. Shannon            Catholic Charities           Board of Advisors
Director                                                  Board of Directors
                             Catholic Charities Housing   Board of Directors
                             Development                  Member - Finance
                                                          Committee
                             Hospitals Organized for      Political Action
                             Political Education          Committee

                             Mercy Hospital & Medical     Treasurer & Director
                             Center
                             Notre Dame National          President
                             Monogram Club
                             Dental Benefit Services of   Vice Chairman
                             Illinois

                             Tavern Club                  Board of Governors
                             Total Travel, Inc.           Director
                             BioSafe International        Director

Keith Dibble                 LaSalle National Trust,      Vice President and
Senior Vice President        N.A.                         Assistant Secretary


William M. Finley            LaSalle National Trust,      Senior Vice President
Senior Vice President        N.A.                         and Assistant
                                                          Secretary


Robert L. Hudon              LaSalle National Trust,      Senior Vice President
Senior Vice President        N.A.                         and
                                                          Assistant Secretary

Thomas F. McGrath            LaSalle National Trust,      Senior Vice President
Senior Vice President        N.A.                         and
                                                          Assistant Secretary

Robert M. Antognoli          LaSalle National Trust,      Vice President and
Vice President               N.A.                         Assistant Secretary


John F. Bonetti              LaSalle National Trust,      Vice President and
Vice President               N.A.                         Assistant Secretary

Name and Position            Name of Other                Connection with
with Investment Advisor      Company                      Other Company
-----------------------      -------------                ---------------
Wade A. Buckles              LaSalle National Trust,      Vice President and
Vice President               N.A.                         Assistant Secretary


Jac A. Cerney                LaSalle National Trust,      Vice President and
Vice President               N.A.                         Assistant Secretary


Martin L. Eisenberg          ABN AMRO Bank N.V.           Vice President
Vice President               Netherlands Trading          Vice President
                             Society East, Inc.
                             Pine Tree Capital            Vice President
                             Holdings, Inc.
                             AMRO Securities, Inc.        Vice President
                             ABN AMRO North America       Vice President
                             Finance, Inc.
                             DBI Holdings, Inc.           Vice President
                             ABN AMRO North America,      Senior Vice President
                             Inc.
                             ABN AMRO Mortgage Corp.      Vice President
                             ABN AMRO Resource            Vice President
                             Management, Inc.
                             Danic Asset Management       Vice President
                             Corp.
                             National Asset Management    Vice President
                             SFH, Inc.                    Vice President
                             ABN AMRO Acceptance Corp.    Vice President
                             ABN AMRO Asset Management    Vice President
                             (USA) Inc.
                             ABN AMRO Credit Corp.        Vice President
                             ABN AMRO Investment          Vice President
                             Services, Inc.
                             LaSalle Management           Vice President
                             Company, Inc.

                             Cragin Financial Corp.       Vice President
                             LaSalle Cragin Bank, F.S.B.  Vice President
                             Cragin Service Corp.         Vice President
                             Cragin Safety Deposit        Vice President
                             Valut Company
                             Cragin American Assurance    Tax Officer
                             Co.
                             LaSalle Talman Bank, F.S.B.  Vice President
                             Talman Finance Corporation   Vice President
                             D
                             LaSalle Financial            Tax Officer
                             Services, Inc.
                             LaSalle Talman Home          Tax Officer
                             Mortgage Corporate
                             LaSalle National             Vice President
                             Corporation
                             ABN AMRO Capital (USA) Inc.  Vice President
                             Lease Plan North America,    Vice President
                             Inc.
                             ABN AMRO Treasury &          Vice President
                             Capital Markets Services,
                             Inc.
                             Lisle Corporation            Vice President
                             ABN AMRO Services Company,   Vice President
                             Inc.
                             LaSalle Bank                 Vice President
                             LaSalle Bank Northbrook      Tax Officer
                             LaSalle Bank Lake View       Vice President
                             LaSalle Northwest National   Vice President
                             Bank
                             LaSalle National Trust,      Vice President
                             N.A.
                             LaSalle National Bancorp,    Vice President
                             Inc.
                             Union Realty Mortgage Co.,   Vice President
                             Inc.

Name and Position            Name of Other                Connection with
with Investment Advisor      Company                      Other Company
-----------------------      -------------                ---------------

                             River Oaks Bancorp, Inc.     Vice President
                             LaSalle National Bank        Vice President
                             Monroe Corporation of        Vice President
                             Delaware
                             LaSalle National Safe        Vice President
                             Deposit Corporation
                             Rob-Wal Investment Co.       Vice President
                             ENB Realty Co., Inc.         Vice President
                             Stock Yards Safety Deposit   Vice President
                             Company
                             Iowa County Wisconsin Corp.  Vice President
                             LaSalle Chicago Leasing      Vice President
                             Corporation
                             LaSalle Business Credit,     Vice President
                             Inc.
                             European American Bank       Vice President
                             Cityspire Realty Corp.       Vice President
                             EA Debt Corp.                Vice President
                             EA Land Corp.                Vice President
                             EAB Land Company, Inc.       Vice President
                             EAB Mortgage Company, Inc.   Vice President
                             EAB Realty Corp.             Vice President
                             EAB Realty of Florida, Inc.  Vice President
                             EAB Securities, Inc.         Vice President
                             Ashland Properties, Inc.     Vice President
                             Discount Brokers             Vice President
                             International, Inc.
                             Cra-Fed, Inc.                Vice President
                             Cragin Service Development   Vice President
                             Corp.

                             Wasco Funding Corp.          Vice President
                             Island Abodes Corp.          Vice President
                             Lyric Holdings, Inc.         Vice President
                             EAB Credit Corp.             Vice President
                             ORE Realty, Inc.             Vice President
                             Texas Holdings, Inc.         Vice President
                             Twelve Polo Realty Inc.      Vice President
                             Vail at North Salem Inc.     Vice President
                             32A Realty Inc.              Vice President
                             81 Lee Avenue Corp.          Vice President
                             169 East Flagler Corp.       Vice President
                             Euram Management, Inc.       Vice President
                             EAB Plaza, Inc.              Vice President
                             117 Seaman Realty, Inc.      Vice President
                             Garden City Marble Corp.     Vice President
                             Mamaroneck Point Realty,     Vice President
                             Inc.
                             East River 52 Corp.          Vice President
                             Huntington Bay Development   Vice President
                             Corp.
                             Plaza Homes Inc.             Vice President
                             (Metrofund)
                             Tower East 147 Inc.          Vice President
                             LSR Realty Inc.              Vice President
                             Beckman Hospitality Corp.    Vice President
                             Atlantic Avenue              Vice President
                             Development Corp.
                             Bald Hills Park at           Vice President
                             Farmingville Inc.
                             Bennett 143 Corp.            Vice President

Name and Position            Name of Other                Connection with
with Investment Advisor      Company                      Other Company
-----------------------      -------------                ---------------
                             Birch Locust Valley Corp.    Vice President
                             Broadhollow 532 Melvinne     Vice President
                             Corporation
                             CK at Manorville Inc.        Vice President
                             Colony at Sayerville, Corp.  Vice President
                             Corners Estates at           Vice President
                             Haupauge Inc.
                             Corona 114 Apartments Inc.   Vice President
                             Country Knolls at            Vice President
                             Manorville Inc.
                             Cove Townhouses at           Vice President
                             Southold Inc.
                             Crystal Domiciles Inc.       Vice President
                             Eastern Shores at            Vice President
                             Northampton Corp.
                             Edison Townhouse Corp.       Vice President
                             Forestwood at North Hills    Vice President
                             Inc.
                             Garden State Convention      Vice President
                             Center at Somerest County,
                             Inc.
                             Half Acre on 347 at          Vice President
                             Nesoonset Inc.
                             Horse Race Lane at           Vice President
                             Nissequogue Inc.
                             Hunt Club at Middletown      Vice President
                             Inc.
                             Jericho 969 Turnpike Inc.    Vice President
                             Fairfield Avenue Corp.       Vice President
                             Amsterdam Development Corp.  Vice President
                             Brownstone Apts. Inc.        Vice President
                             Central Cedarhurst Corp.     Vice President

                             CSC Land Corp.               Vice President
                             East 91st Street             Vice President
                             Development Corp.
                             East 92nd Street             Vice President
                             Development Corp.
                             LLPA Corporation             Vice President
                             Lake and Pulaski at          Vice President
                             Greenlawn Inc.
                             Lake Front Land Corp.        Vice President
                             Lattingtown Mansion, Inc.    Vice President
                             Long Beach Breeze Corp.      Vice President
                             Lowell Acquisition Corp.     Vice President
                             Ludlow Development Corp.     Vice President
                             MPE at St. James Inc.        Vice President
                             Manor Homes at Aberdeen      Vice President
                             Corp.
                             Maspeth 56-25 58th Street    Vice President
                             Corp.
                             Metro Case Corp.             Vice President
                             Mills Pond Estates at St.    Vice President
                             James Inc.
                             Montauk Hospitality Corp.    Vice President
                             Montauk YC Corp.             Vice President
                             Moreland Hauppauge Corp.     Vice President
                             Nineteenth Street            Vice President
                             Development Corp.
                             North Hills Links Corp.      Vice President
                             Old Country Road at          Vice President
                             Wyandanch Inc.
                             Omni General Realty Corp.    Vice President
                             Omni Realty Corp.            Vice President
                             Orchards at Mt. Sinai Inc.   Vice President
                             "(The)"
                             Parkway Plaza 1400 Corp.     Vice President
                             Plaza Boulevard Equities     Vice President
                             Corp.
                             Plaza Boulevard Properties   Vice President
                             Corp.

Name and Position            Name of Other                Connection with
with Investment Advisor      Company                      Other Company
-----------------------      -------------                ---------------
                             Plaza Uniondale Equities     Vice President
                             Corp.
                             Plaza Uniondale Properties   Vice President
                             Corp.
                             Remington Ronkonkoma Corp.   Vice President
                             Rendezvous Realty Corp.      Vice President
                             SE at Commack Inc.           Vice President
                             SE at Commack II Inc.        Vice President
                             SE at Commack III Inc.       Vice President
                             SE at Commack IV Inc.        Vice President
                             Scholar Estates at Commack   Vice President
                             Inc.
                             Seaman Shares at Inwood      Vice President
                             Corp.
                             Shoreham North Country       Vice President
                             Corp.
                             Showcase Estates at Dix      Vice President
                             Hills Inc.
                             Smith Island at Everett      Vice President
                             Corp.
                             Soho 350 Corp.               Vice President
                             Southampton Settlers         Vice President
                             Corporation
                             Southeast Ridgefield Land    Vice President
                             Corp.
                             Steinway 18-50 Astoria       Vice President
                             Corp.
                             Sterling DTVA Corp.          Vice President
                             TE at Dix Hills Inc.         Vice President
                             TE at Dix Hills II Inc.      Vice President
                             TE at Dix Hills III Inc.     Vice President
                             TO at Mt. Sinai Inc.         Vice President

                             Tara II at Hauppauge Inc.    Vice President
                             Thornwood Estates at Dix     Vice President
                             Hills Inc.
                             Vermilyea 119 Corp.          Vice President
                             Veterans 4320 Bohemia Corp.  Vice President
                             Village 185 Corp.            Vice President
                             W.M. Seaman at Inwood Corp.  Vice President
                             Welcome Center at            Vice President
                             Manorville Inc.
                             West End 700 Inc.            Vice President
                             Westminster Downs at Dix     Vice President
                             Hills, Inc.
                             Westwood Hills at            Vice President
                             Middletown, Inc.
                             Windsor 37th Corp.           Vice President
                             Z161 Corp.                   Vice President
                             Z174 Corp.                   Vice President
                             Ziegfeld Villas Corp.        Vice President
                             41 East Sunrise Highway      Vice President
                             Corporation
                             55 Commerce, Inc. (Sold to   Vice President
                             EMI 1/20/92)
                             Seventh Street Development   Vice President
                             Corp.
                             Fourteenth Street            Vice President
                             Development Corp.
                             West 51st Street             Vice President
                             Development Corp.
                             West 73rd Street             Vice President
                             Development Corp.
                             Lemark Land in Setauket,     Vice President
                             Inc.
                             Ludlow Street Development    Vice President
                             Corp.
                             Milestone Square Corp.       Vice President
                             Oceanside 35-05 Hampton      Vice President
                             Road Inc.
                             Oceanside 35-39 Hampton      Vice President
                             Road Inc.
                             Sangeo 709 Merrick Road      Vice President
                             Corp.

Name and Position            Name of Other                Connection with
with Investment Advisor      Company                      Other Company
-----------------------      -------------                ---------------
                             Sherwood Plaza Corp.         Vice President
                             Syosset 240 Jerico, Inc.     Vice President

Timothy Brian Gidley         LaSalle National Trust,      Vice President &
Vice President               N.A.                         Assistant Secretary


Kevin J. Kehres              LaSalle National Trust,      Vice President &
Vice President               N.A.                         Assistant Secretary


Kathryn L. Martin            ABN AMRO Asset Management    Compliance Officer
Vice President               (USA) Inc.


Ronald C. Scheuer            LaSalle National Trust,      Vice President &
Vice President               N.A.                         Assistant Secretary


Roger R. Sullivan            LaSalle National Trust,      Vice President &
Vice President               N.A.                         Assistant Secretary

                             Park Forest Lions Club       Vice President

Karen Van Cleave             LaSalle National Trust,      Vice President &
Vice President               N.A.                         Assistant Secretary



Anne F. Baumgardner          None
Assistant Vice President

Nancy A. Ellefson            LaSalle National Trust,      Assistant Vice
Assistant Vice President     N.A.                         President & Assistant
                                                          Secretary


Mark T. Morgan               LaSalle National Trust,      Assistant Vice
Assistant Vice President     N.A.                         President & Assistant
                                                          Secretary


Christopher M. Proctor       None
Assistant Vice President

Michael P. Rauh              None
Assistant Vice President

John A. Pavela               LaSalle National Trust,      Trust Officer &
Officer                      N.A.                         Assistant Secretary


Steven J. Tonhaiser          None
Officer


     Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the Sub-Advisor is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

     ABN AMRO-NSM International Funds Management B.V., a registered investment advisor, serves as the investment sub-advisor of the Latin America Equity Fund, International Equity Fund, TransEurope Fund and Asian Tigers Fund.
Name and
Position with              Name of                     Connection with
Investment Sub-Advisor     Other Company               Other Company
-------------------------  --------------------------  ---------------------

Hendrik Stienstra          ABN AMRO Bank NV            Senior Vice President
Director

Wypke Postma               ABN AMRO Bank NV            Vice President
Director

George Theodoridis         ABN AMO Bank NV             Vice President
Director

Mathilde De La Serviere    Banque NSM, Paris           Vice President
Director

Anne-Marie Georges         Banque NSM, Paris           Vice President
Director

Jan-Wim Derks              ABN AMRO Bank NV            Portfolio Manager
Portfolio Manager

Gijs Dorresteijn           ABN AMRO Bank NV            Vice President
Portfolio Manager

Alex Ng                    ABN AMRO Asset Management   Director
Portfolio Manager          (Far East) Ltd.

Roy Scheepe                ABN AMRO Luxembourg         Director
Portfolio Manager          Investment Management S.A.


Item 29.  Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

                Rembrandt Financial Services Company, a wholly-owned subsidiary of SEI Financial Services Company, acts as distributor for Rembrandt Funds(R) pursuant to a distribution agreement dated December 31, 1992. Rembrandt Financial Services Company does not act as underwriter, depositor or investment advisor for any other investment company.

(b) Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is 680 East Swedesford Road, Wayne, Pennsylvania 19087.

                             Position and Offices         Positions and Offices
Name                         with Underwriter             with Registrant
----                         -------------                ---------------

Alfred P. West, Jr.          Director, Chairman           --
Henry H. Greer               Director                     --
Carmen V. Romeo              Director, Executive Vice     --
                             President& Treasurer
Carl A. Guarino              President                    --

Leo J. Dolan, Jr.            Senior Vice President        --
Sandra K. Orlow              Senior Vice President &      Vice President & Asst.
                             Secretary                    Secretary
Kevin P. Robins              Vice President & Assistant   Vice President & Asst.
                             Secretary                    Secretary
Robert B. Carroll            Vice President & Assistant   Vice President & Asst.
                             Secretary                    Secretary

Todd Cipperman               Vice President & Assistant   --
                             Secretary
Kathryn L. Stanton           Vice President & Assistant   Vice President & Asst.
                             Secretary                    Secretary

Kathy Heilig                 Vice President               --
Maryeva Schmitt              Vice President               --
 Kindelan
Mary Jane Maloney            Assistant Secretary          --
James Dougherty              Financial Principal          --

Robert Wagner                Managing Director            --


Item 30.  Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a)  With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8);
(12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodian:

          CoreStates Bank, N.A.           Barclays Bank PLC
          Broad and Chestnut Streets      75 Wall Street
          P.O. Box 7618                   New York, NY 10265
          Philadelphia, PA 19101

          Citibank, N.A.
          111 Wall Street
          New York, NY 10005

(b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4);
(5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

          SEI Financial Management Corporation
          680 East Swedesford Road
          Wayne, PA 19087

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Advisor:



          LaSalle Street Capital          ABN AMRO-NSM International Funds
          Management, Ltd.                Management B.V.
          10 South LaSalle Street         22 Foppingadreef
          Suite 3701                      P.O. Box 283, 1000 E.A.
          Chicago, IL 60603               Amsterdam, The Netherlands ZU100GST


Item 31.  Management Services: None.


Item 32.  Undertakings:

      Registrant hereby undertakes that whenever shareholders meeting the requirements of Section 16(c) of the Investment Company Act of 1940 inform the Board of Trustees of their desire to communicate with Shareholders of the Trust, the Trustees will inform such Shareholders as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

      Registrant undertakes to call a meeting of Shareholders for the purpose of voting upon the question of removal of a Trustee(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to Shareholder communications.

      Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to Shareholders, upon request and without charge.

      Registrant hereby undertakes to file a post-effective amendment, including financial statements which need not be audited, within 4-6 months from the later of the commencement of operations of the Latin America Equity Fund of the Registrant or the effective date of Post-Effective Amendment No. 6 to the Registrant's 1933 Act Registration Statement.

                                     NOTICE

A copy of the Agreement and Declaration of Trust for Rembrandt Funds(R) (formerly The LSNT Funds and The Passport Funds) is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                   Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement No. 33-52784 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Wayne, Commonwealth of Pennsylvania on the 28th day of February, 1996.

                                        REMBRANDT FUNDS(R)

                                        By:  /s/ David G. Lee
                                             -----------------------------------
                                             David G. Lee
                                             President

ATTEST:

*
-------------------------------------
Jeffrey A. Cohen

Controller and Chief Financial Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the dates indicated.


             *           Trustee             February 28, 1996
-----------------------
Arnold F. Brookstone

             *           Trustee             February 28, 1996
-----------------------
William T. Simpson

             *           Trustee             February 28, 1996
-----------------------
Robert A. Nesher

 /s/ David G. Lee        President & Chief   February 28, 1996
-----------------------
David G. Lee             Executive Officer


             *           Controller & Chief  February 28, 1996
-----------------------

Jeffrey A. Cohen         Financial Officer



*By: /s/ David G. Lee
     ----------------------------
     David G. Lee
     Attorney-in-Fact

                         Report of Independent Auditors


Board of Directors and Shareholders
Rembrandt Funds

We have audited the accompanying statements of net assets of the Treasury Money Market Fund, Government Money Market Fund, Money Market Fund, Tax-Exempt Money Market Fund, Fixed Income Fund, Intermediate Government Fixed Income Fund, Tax-Exempt Fixed Income Fund, Value Fund, Growth Fund, International Equity Fund, and Small Cap Fund and the schedules of investments and statements of assets and liabilities of the Global Fixed Income Fund, Balanced Fund, and Asian Tigers Fund of Rembrandt Funds, which includes the Trust and Investor classes (the "Trust") as of December 31, 1995, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods presented herein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held by the Trust's custodian as of December 31, 1995. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Treasury Money Market Fund, Government Money Market Fund, Money Market Fund, Tax-Exempt Money Market Fund, Fixed Income Fund, Intermediate Government Fixed Income Fund, Tax-Exempt Fixed Income Fund, Global Fixed Income Fund, Balanced Fund, Value Fund, Growth Fund, International Equity Fund, Small Cap Fund, and Asian Tigers Fund at December 31, 1995, the results of their operations, the changes in their net assets and the financial highlights for each of the periods presented herein, in conformity with generally accepted accounting principles.


                                                  /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
January 26, 1996

                                 EXHIBIT INDEX


Name                                              Exhibit      Sequential Page #
----                                              -------      -----------------

Agreement and Declaration of Trust and            1(a)
Amendment thereto are incorporated herein by reference to Exhibit 1 to Registrant's
Registration Statement on Form N-1A (File
No. 33-52784), filed with the Securities and Exchange Commission on October 2, 1992.

Amendment dated October 20, 1992 to               1(b)
Registrant's Agreement and Declaration of
Trust is incorporated herein by reference to
Exhibit 1(b) to Pre-Effective Amendment
No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-52784), filed with the Securities and Exchange Commission on December 3, 1992.

Registrant's By-Laws are incorporated             2
herein by reference to Exhibit 2 to
Registrant's Registration Statement on
Form N-1A (File No. 33-52784) filed with the Securities and Exchange Commission on October 2, 1992.

Not applicable.                                   3

Not applicable.                                   4

Form of Administration Agreement                  5(a)
incorporated herein by reference to
Exhibit 5(a) to Pre-Effective Amendment
No. 1 to Registrant's Registration
Statement on Form N-1A (File No. 33-52784), filed with the Securities and Exchange
Commission on December 3, 1992.

Form of Investment Advisory Agreement             5(b)
with LaSalle Street Capital Management,
Ltd. incorporated herein by reference to
Exhibit 5(b) to Pre-Effective Amendment
No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-52784), filed with the Securities and Exchange Commission on December 3, 1992.

Name                                              Exhibit      Sequential Page #
----                                              -------      -----------------

Form of Schedule to the Investment Advisory       5(b)(1)
Agreement between Rembrandt(R) Funds and
LaSalle Street Capital Management Ltd.
incorporated herein by reference to Exhibit 5(b)(1) to Post-Effective Amendment No. 6 to Registrant's
Registration Statement on Form N-1A
(File No. 33-52784), filed with the
Securities and Exchange Commission on
January 13, 1995.

Form of Investment Sub-Advisory                   5(c)
Agreement incorporated herein by reference to Exhibit 5(c) to Pre-Effective Amendment
No. 1 to Registrant's Registration
Statement on Form N-1A (File No. 33-52784), filed with the Securities and Exchange
Commission on December 3, 1992.

Form of Investment Sub-Advisory Agreement         5(c)(1)
between LaSalle Street Capital
Management Ltd., on behalf of the
Registrant, and ABN AMRO-NSM International
Funds Management B.V. incorporated herein by reference to Exhibit 5(c)(1) to Post-
Effective Amendment No. 6 to Registrant's
Registration Statement on Form N-1A
(File No. 33-52784), filed with the
Securities and Exchange Commission on
January 13, 1995.

Form of Distribution Agreement incorporated       6
herein by reference to Exhibit 6 to
Pre-Effective Amendment No. 1 to
Registrant's Registration Statement on
Form N-1A (File No. 33-52784), filed with the Securities and Exchange Commission on December 3, 1992.

Not applicable.                                   7

Form of Custodian Agreement                       8(a)
incorporated herein by reference to
Exhibit 8(a) to Pre-Effective Amendment
No. 1 to Registrant's Registration
Statement on Form N-1A (File No.
33-52784), filed with the Securities and Exchange Commission on December 3,
1992.

Name                                              Exhibit      Sequential Page #
----                                              -------      -----------------
Sub-Custodian Agreement between CoreStates        8(a)(1)
Bank, N.A. and Barclays Bank PLC incorporated herein by reference to Exhibit 8(a)(1) to Post-Effective Amendment No. 6 to Registrant's
Registration Statement on Form N-1A (File No.
33-52784), filed with the Securities and Exchange Commission on January 13, 1995.

Form of Transfer Agent Agreement                  8(b)
incorporated herein by reference to
Exhibit 8(b) to Pre-Effective Amendment
No. 1 to Registrant's Registration
Statement on Form N-1A (File No.
33-52784), filed with the Securities
and Exchange Commission on
December 3, 1992.

Form of Transfer Agency Agreement                 8(c)
between the Registrant and
Supervised Service Company incorporated
herein by reference to Exhibit 8(c) to
Post-Effective Amendment No. 4 to
Registrant's Registration Statement on
Form N-1A (File No. 33-52784) filed
with the Securities and Exchange
Commission on April 1, 1994.

Not applicable.                                   9

Opinion and Consent of Counsel                    10
incorporated herein by reference to
Exhibit 10 to Post-Effective Amendment
No. 2 to Registrant's Registration
Statement on Form N-1A (File No.
33-52784), filed with the Securities and Exchange Commission on June 30, 1993.

Consent of Independent Public                     11(a)
Accountants, filed herewith.

Not applicable.                                   12

Not applicable.                                   13

Not applicable.                                   14

Form of Distribution Plan - Investor              15
Class incorporated herein by reference to
Exhibit 15 to Pre-Effective Amendment
No. 1 to Registrant's Registration

Name                                              Exhibit      Sequential Page #
----                                              -------      -----------------
Statement on Form N-1A (File No.
33-52784), filed with the Securities and Exchange Commission on December
3, 1992.

Performance Quotation Computation                 16
incorporated herein by reference.

Rule 18f-3 Plan, incorporated herein by           18
reference as filed with Post-Effective
Amendment No. 8 to Registrant's Registration
Statement on Form N-1A (File No. 33-52784), filed with the Securities and Exchange
Commission on September 26, 1995.

Powers of Attorney incorporated herein by         Other Exhibits
reference as filed with Post-Effective
Amendment No. 4 to Registrant's Registration
Statement on Form N-1A (File No. 33-52784), filed with the Securities and Exchange
Commission on April 1, 1994.